UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, MA 02116

(Address of principal executive offices)(Zip code)
Julia R. Short, President
RidgeWorth Funds
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303
(Name and Address of Agent for Service)
Copies to:

W. John McGuire, Esquire	Julie Tedesco, Esq.
Morgan, Lewis & Bockius LLP	State Street Bank and Trust Company
1111 Pennsylvania Avenue, NW	Fund Administration Legal Department
Washington, DC 20004	P.O. Box 5049
Boston, MA 02206-5049
Registrant’s telephone number, including area code: 1-888-784-3863
Date of fiscal year end: March 31
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Aggressive Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (100.3%)
Consumer Discretionary (21.7%)
Amazon.com, Inc.*	36,000	6,480
Blue Nile, Inc.*	49,200	2,807
Coach, Inc.	31,900	1,764
Deckers Outdoor Corp.*	28,200	2,249
Lululemon Athletica, Inc.*	31,000	2,121
Netflix, Inc.*	17,800	3,128
Nordstrom, Inc.	46,600	1,975
Priceline.com, Inc.*	8,400	3,356
Tesla Motors, Inc.*	50,700	1,350
Urban Outfitters, Inc.*	46,400	1,662

		26,892

Energy (6.4%)
Berry Petroleum Co., Cl A	14,700	642
Energy XXI Bermuda Ltd.*	26,200	725
Forest Oil Corp.*	88,200	3,349
Whiting Petroleum Corp.*	27,800	3,258

		7,974

Financials (5.9%)
BlackRock, Inc.	17,300	3,297
Greenhill & Co., Inc.	14,700	1,201
MSCI, Inc., Cl A*	15,900	619
Portfolio Recovery Associates, Inc.*	28,900	2,173

		7,290

Health Care (11.4%)
Celgene Corp.*	42,700	2,525
Dendreon Corp.*	19,600	684
HMS Holdings Corp.*	19,800	1,283
Human Genome Sciences, Inc.*	26,200	626
IDEXX Laboratories, Inc. (a)*	17,100	1,184
Intuitive Surgical, Inc.*	10,600	2,732
Medco Health Solutions, Inc.*	34,600	2,120
Salix Pharmaceuticals Ltd.*	36,700	1,723
SXC Health Solutions Corp.*	15,000	643
Vertex Pharmaceuticals, Inc.*	17,400	610

		14,130

Industrials (5.7%)
American Superconductor Corp.*	62,800	1,795
Expeditors International of Washington, Inc.	19,900	1,086
Precision Castparts Corp.	20,600	2,868
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Shaw Group, Inc. (The)*	38,500	1,318

		7,067

Information Technology (45.7%)
Acme Packet, Inc.	27,800	1,478
Alliance Data Systems Corp.	36,600	2,600
Altera Corp.	73,400	2,612
Apple, Inc.*	15,700	5,064
Aruba Networks, Inc.	28,600	597
Baidu, Inc. SP ADR*	22,600	2,182
Broadcom Corp., Cl A	60,100	2,617
Cognizant Technology Solutions Corp., Cl A*	98,200	7,197
Concur Technologies, Inc.*	22,900	1,189
Cree, Inc.*	45,300	2,985
F5 Networks, Inc.*	41,000	5,336
First Solar, Inc.*	14,900	1,939
Google, Inc., Cl A*	10,100	5,999
MercadoLibre, Inc.*	38,100	2,539
OpenTable, Inc.*	28,800	2,030
QUALCOMM, Inc.	110,800	5,483
Rubicon Technology, Inc.*	30,200	637
VistaPrint NV*	93,350	4,295

		56,779

Telecommunication Services (3.5%)
NII Holdings, Inc.*	57,200	2,555
tw telecom, Inc.*	108,700	1,853

		4,408

Total Common Stocks (Cost $72,114)		124,540

Short-Term Investment (1.0%)
RidgeWorth Funds Securities Lending Joint Account(b) (c)	1,212,575	1,212

Total Short-Term Investment (Cost $1,212)		1,212

Money Market Fund (0.7%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(d)	845,742	846

Total Money Market Fund (Cost $846)		846

Total Investments (Cost $74,172)(e) — 102.0%		126,598

Liabilities in excess of other assets — (2.0)%		(2,512)

Net Assets — 100.0%		$124,086

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of December 31, 2010. The total value of securities on loan as of December 31, 2010, in thousands, was $1,186.

(b)	Affiliated investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2010 (See Notes to Schedules of Portfolio Investments).

(d)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

SP ADR — Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Emerging Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (98.2%)
Consumer Discretionary (15.6%)
Blue Nile, Inc.*	6,600	377
Deckers Outdoor Corp.*	3,800	303
hhgregg, Inc.*	9,600	201
Lululemon Athletica, Inc.*	13,400	917
Makemytrip Ltd.*	18,800	508
Netflix, Inc.*	2,400	422
Tesla Motors, Inc.*	15,600	415

		3,143

Energy (4.9%)
Berry Petroleum Co., Cl A	7,400	323
Energy XXI Bermuda Ltd.*	23,700	656

		979

Financials (7.3%)
Financial Engines, Inc.*	9,700	193
Greenhill & Co., Inc.	4,900	400
MSCI, Inc., Cl A*	9,300	362
Portfolio Recovery Associates, Inc.*	6,900	519

		1,474

Health Care (18.2%)
Dendreon Corp.*	8,000	279
HMS Holdings Corp.*	8,900	577
Human Genome Sciences, Inc.*	12,000	287
IDEXX Laboratories, Inc.* (a)	2,300	159
Illumina, Inc.*	2,800	177
Intuitive Surgical, Inc.*	2,700	696
IPC The Hospitalist Co.*	4,700	183
Nektar Therapeutics*	8,000	103
Salix Pharmaceuticals Ltd.*	9,900	465
SXC Health Solutions Corp.*	13,900	596
Vertex Pharmaceuticals, Inc.*	3,800	133

		3,655

Industrials (4.6%)
American Superconductor Corp.	19,200	549
Hawaiian Holdings, Inc.*	47,900	375

		924

Information Technology (46.4%)
Acme Packet, Inc.*	8,500	452
Alliance Data Systems Corp.	5,300	376
Aruba Networks, Inc.*	19,100	399
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

ChinaCache International Holdings Ltd. SP ADR*	9,800	204
Concur Technologies, Inc.*	6,100	317
Constant Contact, Inc.*	11,200	347
Cree, Inc.*	10,100	665
F5 Networks, Inc.*	6,900	898
Fortinet, Inc.*	10,800	349
Intralinks Holdings, Inc.*	15,800	296
LivePerson, Inc.*	4,200	47
LogMeIn, Inc.*	6,900	306
MercadoLibre, Inc.*	10,500	700
Meru Networks, Inc.* (a)	6,800	105
OpenTable, Inc.*	11,700	825
QLIK Technologies, Inc.*	8,500	219
Rubicon Technology, Inc.*	22,900	483
Skyworks Solutions, Inc.*	33,100	948
VanceInfo Technologies, Inc. SP ADR*	15,100	522
VistaPrint NV*	18,700	860

		9,318

Telecommunication Services (1.2%)
NII Holdings, Inc.*	5,200	232

Total Common Stocks (Cost $14,465)		19,725

Short-Term Investment (0.9%)
RidgeWorth Funds Securities Lending Joint Account(b) (c)	179,900	180

Total Short-Term Investment (Cost $180)		180

Money Market Fund (7.9%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(d)	1,572,099	1,572

Total Money Market Fund (Cost $1,572)		1,572

Total Investments (Cost $16,217)(e) — 107.0%		21,477
Liabilities in excess of other assets — (7.0)%		(1,396)

Net Assets — 100.0%		$20,081

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of December 31, 2010. The total value of securities on loan as of December 31, 2010, in thousands, was $176.

(b)	Affiliated investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2010 (See Notes to Schedules of Portfolio Investments).

(d)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

SP ADR — Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)

Long Positions (130.6%)
Foreign Common Stocks (127.3%)
Argentina (0.7%)
Grupo Financiero Galicia SA ADR* (a)	58,800	900

Australia (5.2%)
AGL Energy Ltd.	71,545	1,114
Ansell Ltd.(a)	98,283	1,275
Challenger Ltd.	196,591	945
Incitec Pivot Ltd.	249,900	1,012
Insurance Australia Group Ltd.	242,395	962
OZ Minerals Ltd.	424,300	746
Qantas Airways Ltd.*	329,743	857

		6,911

Austria (1.0%)
OMV AG(a)	33,500	1,392

Belgium (0.9%)
Ageas	508,500	1,162

Brazil (2.7%)
Banco Bradesco SA SP ADR(a)	30,900	627
Banco Santander Brasil SA ADR(a)	55,900	760
Vale SA SP ADR(a)	61,800	2,137

		3,524

Canada (4.8%)
Barrick Gold Corp.(a)	21,000	1,117
Cenovus Energy, Inc.(a)	21,600	718
CGI Group, Inc., CL A* (a)	66,300	1,147
Kinross Gold Corp.(a)	28,200	535
Magna International, Inc.(a)	26,500	1,378
Northgate Minerals Corp.*	236,900	758
Research In Motion Ltd.*	11,500	668

		6,321

China (5.7%)
Agile Property Holdings Ltd.	351,000	519
Anta Sports Products Ltd.	416,000	667
China Longyuan Power Group Corp.*	885,000	811
China Petroleum & Chemical Corp. ADR(a)	10,100	966
China Railway Construction Corp. Ltd.	487,500	587
China Shenhua Energy Co. Ltd.	167,699	703
Dongfeng Motor Group Co. Ltd.	467,782	808
Solarfun Power Holdings Co. Ltd. SP ADR*	76,600	626
WuXi PharmaTech Cayman, Inc. ADR* (a)	55,500	896
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Yanzhou Coal Mining Co. Ltd. SP ADR(a)	32,100	982

		7,565

Colombia (1.0%)
Ecopetrol SA SP ADR(a)	31,000	1,352

Denmark (2.4%)
A.P. Moller — Maersk A/S, Cl B(a)	138	1,249
Coloplast A/S, Cl B(a)	6,600	897
H. Lundbeck A/S(a)	54,500	1,036

		3,182

Finland (2.9%)
Nokia Oyj SP ADR(a)	110,700	1,142
Sampo Oyj, Cl A(a)	61,700	1,653
Stora Enso Oyj(a)	106,500	1,094

		3,889

France (4.0%)
Alstom(a)	22,400	1,072
Bureau Veritas SA(a)	17,700	1,341
Christian Dior SA(a)	9,000	1,286
Scor SE(a)	63,200	1,605

		5,304

Germany (7.7%)
Allianz SE(a)	21,800	2,591
BASF SE(a)	38,800	3,095
Deutsche Lufthansa AG* (a)	72,900	1,593
Hannover Rueckversicherung AG(a)	26,600	1,427
Lanxess AG(a)	18,000	1,422

		10,128

Hong Kong (10.6%)
ASM Pacific Technology Ltd.	103,000	1,305
Cathay Pacific Airways Ltd.	468,000	1,292
Cheung Kong (Holdings) Ltd.	85,000	1,310
Cheung Kong Infrastructure Holdings Ltd.	292,000	1,337
China Mobile Ltd. SP ADR(a)	21,100	1,047
China Overseas Land & Investment Ltd.	826,000	1,530
CNOOC Ltd. SP ADR(a)	2,300	548
Hong Kong Electric Holdings Ltd.	178,500	1,125
Huabao International Holdings Ltd.	428,000	705
Kingboard Chemical Holdings Ltd.	195,500	1,171
MTR Corp.	226,000	823
Television Broadcasts Ltd.	206,000	1,107
Yue Yuen Industrial (Holdings) Ltd.	188,500	677

		13,977

India (0.6%)
Dr Reddy’s Laboratories Ltd. ADR	21,600	798

Ireland (2.2%)
Accenture PLC, CL A(a)	32,400	1,571
United Business Media Ltd.(a)	126,300	1,359

		2,930

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Italy (4.1%)
Enel SpA(a)	285,200	1,425
Mediolanum SpA	353,300	1,460
Telecom Italia SpA	886,400	1,146
Terna SpA	320,900	1,355

		5,386

Japan (25.0%)
Aisin Seiki Co. Ltd.(a)	18,900	669
Asahi Kasei Corp.(a)	155,000	1,012
Brother Industries Ltd.(a)	64,000	949
Daido Steel Co. Ltd.	129,000	758
Daihatsu Motor Co. Ltd.(a)	94,000	1,443
Dainippon Screen Manufacturing Co. Ltd.*	137,000	974
Daito Trust Construction Co. Ltd.(a)	14,500	993
DeNa Co. Ltd.(a)	31,800	1,140
Eisai Co. Ltd.(a)	36,300	1,314
Fuji Heavy Industries Ltd.	174,000	1,350
Hitachi Ltd.(a)	390,000	2,080
Honda Motor Co. Ltd.(a)	16,700	661
Isuzu Motors Ltd.	208,000	945
Kawasaki Kisen Kaisha Ltd.	149,000	655
Kuraray Co. Ltd.(a)	97,000	1,391
LINTEC Corp.(a)	45,200	1,198
Mitsubishi Chemical Holdings Corp.(a)	268,000	1,819
Mitsubishi Electric Corp.	130,000	1,364
Mitsui Mining & Smelting Co. Ltd.(a)	358,000	1,182
NIPPON SHOKUBAI Co. Ltd.(a)	114,000	1,179
Nippon Yusen Kabushiki Kaisha	297,000	1,317
Nissan Motor Co. Ltd.	136,100	1,296
Rengo Co. Ltd.	138,000	936
Rinnai Corp.(a)	15,300	935
Sega Sammy Holdings, Inc.(a)	79,900	1,520
Sumitomo Bakelite Co. Ltd.	189,000	1,113
Sumitomo Corp.(a)	68,500	969
Ushio, Inc.(a)	49,700	948
Yokohama Rubber Co. Ltd. (The)	183,000	947

		33,057

Luxembourg (1.0%)
Ternium SA SP ADR(a)	30,200	1,281

Malaysia (3.5%)
Genting Berhad	383,200	1,389
IOI Corp. Berhad	502,600	947
Sime Darby Berhad	474,600	1,355
UMW Holdings Berhad	391,900	892

		4,583

Mexico (1.2%)
Grupo Mexico SAB de CV, Ser B	377,000	1,552

Netherlands (3.7%)
Aegon NV*	205,100	1,254
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Koninklijke KPN NV(a)	90,200	1,316
Koninklijke Philips Electronics NV(a)	74,300	2,276

		4,846

Portugal (0.6%)
Banco Espirito Santo SA	220,200	848

Russian Federation (0.8%)
Gazprom SP ADR(a)	42,300	1,076

Singapore (5.3%)
Fraser and Neave Ltd.	214,000	1,069
Neptune Orient Lines Ltd.*	637,000	1,082
SembCorp Industries Ltd.(a)	417,000	1,670
Singapore Technologies Engineering Ltd.	347,000	925
StarHub Ltd.	314,400	644
Wing Tai Holdings Ltd.	198,000	261
Yangzijiang Shipbuilding Holdings Ltd.	902,400	1,343

		6,994

South Africa (2.5%)
AngloGold Ashanti Ltd. SP ADR(a)	26,200	1,290
Imperial Holdings Ltd.	78,800	1,525
MMI Holdings Ltd.	199,900	504

		3,319

South Korea (0.5%)
Shinhan Financial Group Co. Ltd. ADR* (a)	7,600	713

Spain (2.2%)
Banco Bilbao Vizcaya Argentaria SA	29,000	293
Endesa SA	55,400	1,429
Mapfre SA	406,000	1,127

		2,849

Sweden (4.1%)
Autoliv, Inc.(a)	11,800	931
Investor AB, Cl B(a)	83,100	1,778
Nordea Bank AB(a)	119,500	1,300
SKF AB, Cl B(a)	49,500	1,410

		5,419

Switzerland (3.1%)
GAM Holding AG* (a)	61,200	1,011
Schindler Holding AG(a)	13,200	1,562
STMicroelectronics NV NYS(a)	152,600	1,593

		4,166

Taiwan (2.2%)
Advanced Semiconductor Engineering, Inc. ADR(a)	163,300	937
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR(a)	89,600	1,124
United Microelectronics Corp. SP ADR	265,500	839

		2,900

Thailand (1.1%)
BEC World Public Co. Ltd.	682,000	718
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Delta Electronics Thai Public Co. Ltd.	595,100	691

		1,409

United Kingdom (14.0%)
AstraZeneca PLC SP ADR(a)	37,300	1,723
BAE Systems PLC(a)	264,800	1,362
BT Group PLC	783,700	2,209
Drax Group PLC	195,400	1,122
InterContinental Hotels Group PLC(a)	71,700	1,390
Invensys PLC(a)	362,000	1,999
Legal & General Group PLC	848,700	1,280
Logica PLC	456,800	933
Marks & Spencer Group PLC	144,200	830
Old Mutual PLC	699,100	1,342
Rentokil Initial PLC*	611,000	923
Rio Tinto PLC SP ADR(a)	18,900	1,354
RSA Insurance Group PLC	589,600	1,151
Whitbread PLC(a)	32,400	904

		18,522

Total Foreign Common Stocks (Cost $154,703)		168,255

Foreign Preferred Stocks (2.4%)
Brazil (0.9%)
Itau Unibanco Holding SA ADR, 1.856%	46,400	1,114

Germany (1.0%)
Henkel AG & Co. KGaA, 1.137%(a)	22,100	1,374

Italy (0.5%)
Exor SpA, 1.890%	27,700	688

Total Foreign Preferred Stocks (Cost $3,035)		3,176

Warrants — Foreign (0.0%)
Italy (0.0%)
MEDIOBANCA — Banca di Credito Finanziario SpA, expires 03/18/2011 at 9.00 EUR*	79	1

Total Warrants — Foreign (Cost $—)		1

Money Market Fund (0.9%)
United States (0.9%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(b)	1,176,879	1,177

Total Money Market Fund (Cost $1,177)		1,177

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments
Total Long Positions (Cost $158,915)(c) — 130.6%		172,609

Liabilities in excess of other assets — (2.3)%		(3,039)
Short Positions (see summary below) — (28.3)%		(37,431)

Net Assets — 100.0%		$132,139

Short Positions ((28.3)%)
Foreign Common Stocks Sold Short ((28.3)%)
Belgium ((0.8)%)
UCB SA	(29,200)	(1,002)

Canada ((1.1)%)
Manulife Financial Corp.	(45,000)	(773)
TransAlta Corp.	(32,300)	(687)

		(1,460)

China ((0.5)%)
New Oriental Education & Technology Group SP ADR*	(6,100)	(642)

France ((2.4)%)
Compagnie Generale de Geophysique-Veritas*	(27,800)	(846)
Vallourec SA	(9,700)	(1,019)
Veolia Environnement SA	(45,900)	(1,341)

		(3,206)

Germany ((3.1)%)
Deutsche Boerse AG	(14,100)	(976)
Deutsche Telekom AG	(90,227)	(1,164)
E.ON AG	(41,800)	(1,281)
HeidelbergCement AG	(11,500)	(721)

		(4,142)

Hong Kong ((1.0)%)
China Unicom Hong Kong Ltd. ADR	(90,700)	(1,292)

Italy ((0.5)%)
Bulgari SpA	(61,700)	(667)

Japan ((13.1)%)
Advantest Corp.	(56,000)	(1,267)
CHIYODA Corp.	(105,000)	(1,045)
Electric Power Development Co. Ltd.	(43,800)	(1,374)
Funai Electric Co. Ltd.	(20,100)	(701)
Kubota Corp.	(110,000)	(1,042)
Mori Seiki Co. Ltd.	(47,700)	(566)
Nikon Corp.	(34,000)	(690)
Nintendo Co. Ltd.	(5,400)	(1,585)
Nomura Holdings, Inc. ADR	(170,400)	(1,087)
NTT Data Corp.	(369)	(1,278)
Olympus Corp.	(43,000)	(1,302)
ROHM Co. Ltd.	(18,300)	(1,195)
Sumco Corp.*	(72,400)	(1,034)
TDK Corp.	(13,300)	(925)
Toyota Motor Corp. SP ADR	(17,400)	(1,368)
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Yokogawa Electric Corp.	(114,800)	(913)

		(17,372)

Luxembourg ((0.5)%)
ArcelorMittal	(18,500)	(705)

Mexico ((0.9)%)
Cemex SAB de CV SP ADR*	(106,900)	(1,145)

South Korea ((1.5)%)
KB Financial Group, Inc. ADR*	(18,900)	(999)
Korea Electric Power Corp. SP ADR*	(72,000)	(973)

		(1,972)

Sweden ((1.8)%)
Husqvarna AB, Ser B	(159,400)	(1,331)
SSAB AB, Ser A	(64,600)	(1,085)

		(2,416)

Switzerland ((0.6)%)
Holcim Ltd.	(9,900)	(748)

United Kingdom ((0.5)%)
Pearson PLC	(42,100)	(662)

Total Foreign Common Stocks Sold Short (Cost $(34,923))		(37,431)

Total Short Positions (Proceeds $(34,923))		(37,431)

*	Non-income producing security.

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

ADR	— American Depositary Receipt

EUR	— Euro

NYS	— New York Registered Shares

SP ADR — Sponsored American Depositary Receipt
Amounts designated as “—” are $0 or have been rounded to $0.
The investment concentrations for the International Equity 130/30 Fund as a percentage of net assets, by sector, as of December 31, 2010, were as follows:

Long:
Financials	25.2%
Industrials	23.3
Materials	21.9
Consumer Discretionary	20.2
Information Technology	13.5
Utilities	7.3
Health Care	6.1
Energy	5.6
Telecommunication Services	4.9
Consumer Staples	1.7
Money Market Fund	0.9

Short:
Information Technology	(6.3)
Consumer Discretionary	(4.5)
Utilities	(4.2)
See Notes to Schedules of Portfolio Investments.

Materials	(3.3)
Financials	(2.9)
Industrials	(2.8)
Telecommunication Services	(1.9)
Health Care	(1.8)
Energy	(0.6)
Other Assets and Liabilities	(2.3)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Foreign Common Stocks (97.7%)
Australia (3.2%)
Australia & New Zealand Banking Group Ltd.	156,328	3,734
National Australia Bank Ltd.	65,529	1,588
Newcrest Mining Ltd.	34,606	1,431
Qantas Airways Ltd.*	828,822	2,153

		8,906

Austria (1.7%)
OMV AG	49,269	2,047
Voestalpine AG	57,466	2,738

		4,785

Belgium (0.7%)
Anheuser-Busch InBev NV	34,227	1,958

Brazil (3.1%)
Banco do Brasil SA	175,200	3,316
Cia de Saneamento Basico do Estado de Sao Paulo	74,400	1,909
EcoRodovias Infraestrutura e Logistica SA	198,200	1,526
Light SA	121,177	1,856

		8,607

Canada (0.3%)
Research In Motion Ltd.*	13,344	776

China (1.5%)
China Pacific Insurance Group Co. Ltd.	205,000	850
Microport Scientific Corp.*	1,198,000	1,147
PetroChina Co. Ltd., Cl H	1,764,061	2,297

		4,294

Colombia (0.1%)
Petrominerales Ltd.	10,166	339

Finland (1.1%)
UPM-Kymmene Oyj	169,671	2,997

France (10.9%)
BNP Paribas	59,232	3,768
Bouygues SA	35,710	1,539
Cap Gemini SA	35,186	1,642
Credit Agricole SA	75,388	957
France Telecom SA	145,617	3,035
Peugeot SA*	63,170	2,398
Publicis Groupe SA	67,129	3,499
Sanofi-Aventis	69,369	4,436
Societe Generale	57,837	3,109
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Vinci SA	55,080	2,994
Vivendi SA	120,718	3,259

		30,636

Germany (8.9%)
Adidas AG	33,530	2,191
Allianz SE	42,370	5,035
BASF SE	70,335	5,611
Deutsche Bank AG	15,847	828
Deutsche Lufthansa AG*	141,595	3,095
E.ON AG	48,597	1,489
MAN SE	15,610	1,856
Siemens AG	38,671	4,790

		24,895

Hong Kong (2.9%)
BOC Hong Kong Holdings Ltd.	165,500	567
China Mobile Ltd.	159,000	1,580
GCL Poly Energy Holdings Ltd.*	4,906,000	1,799
Sun Hung Kai Properties Ltd.	110,000	1,820
Texwinca Holdings Ltd.	1,945,721	2,478

		8,244

India (0.5%)
Bank of Baroda	72,079	1,446

Ireland (0.7%)
WPP PLC	162,200	1,996

Japan (16.1%)
FUJI OIL CO. LTD.	44,000	643
FUJIFILM Holdings Corp.	97,900	3,540
Honda Motor Co. Ltd.	79,188	3,136
ITOCHU Corp.	478,780	4,847
JX Holdings, Inc.	254,500	1,727
LINTEC Corp.	87,300	2,314
Marubeni Corp.	488,000	3,432
Mitsubishi Gas Chemical Co., Inc.	378,000	2,686
Mitsubishi UFJ Financial Group, Inc.	486,402	2,630
Mitsui & Co. Ltd.	178,778	2,953
Nidec Corp.	12,900	1,304
NIPPON SHOKUBAI Co. Ltd.	242,000	2,504
Nippon Telegraph & Telephone Corp.	30,216	1,368
Okinawa Electric Power Co., Inc. (The)	17,300	863
Sumitomo Corp.	292,544	4,140
Sumitomo Mitsui Financial Group, Inc.	79,505	2,832
Takata Corp.	47,039	1,392
TS Tech Co. Ltd.	144,686	2,807

		45,118

Netherlands (4.1%)
ING Groep NV*	386,953	3,764
Koninklijke Ahold NV	185,266	2,445
Koninklijke DSM NV	49,519	2,819
Royal Dutch Shell PLC ADR	25,296	1,687
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

VimpelCom Ltd. SP ADR	59,793	899

		11,614

Norway (1.2%)
Telenor ASA	207,987	3,379

Russian Federation (1.7%)
Gazprom OAO SP ADR	114,233	2,884
MMC Norilsk Nickel ADR	83,374	1,974

		4,858

Singapore (1.8%)
United Overseas Bank Ltd.	199,305	2,827
Venture Corp. Ltd.	321,685	2,321

		5,148

South Korea (3.6%)
Hyundai Motor Co.*	15,359	2,348
Kia Motors Corp.*	64,880	2,893
Korea Gas Corp.*	62,028	2,651
SKC Co. Ltd.*	65,460	2,197

		10,089

Spain (3.0%)
Banco Santander SA	329,766	3,494
Telefonica SA	210,934	4,782

		8,276

Sweden (1.1%)
Alfa Laval AB	152,637	3,216

Switzerland (7.8%)
ABB Ltd.*	164,415	3,663
Nestle SA	121,220	7,098
Novartis AG	7,047	414
Roche Holding AG	25,112	3,680
Transocean Ltd.*	34,972	2,431
UBS AG*	38,813	637
Xstrata PLC	166,683	3,912

		21,835

Taiwan (0.5%)
Compal Electronics, Inc.	1,150,173	1,525

Thailand (2.0%)
Bangkok Dusit Medical Services PCL	880,400	1,358
Bangkok Life Assurance PCL	1,413,000	1,442
Kasikornbank PCL	201,600	839
Krung Thai Bank PCL	3,422,400	1,964

		5,603

Turkey (0.7%)
Tofas Turk Otomobil Fabrikasi AS	368,259	1,899

United Kingdom (18.5%)
Acergy SA	104,653	2,565
AMEC PLC	140,650	2,522
AstraZeneca PLC	42,677	1,944
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Aviva PLC	634,753	3,889
BAE Systems PLC	265,208	1,365
BP PLC	118,352	859
BP PLC SP ADR	102,879	4,544
British American Tobacco PLC	122,364	4,700
G4S PLC	469,761	1,865
Logica PLC	653,291	1,334
Rio Tinto PLC SP ADR	121,171	8,683
Royal Dutch Shell PLC, Cl A	112,131	3,739
Royal Dutch Shell PLC, Cl B	103,721	3,420
SABMiller PLC	91,902	3,233
Standard Chartered PLC	169,620	4,563
Subsea 7, Inc.*	103,275	2,688

		51,913

Total Foreign Common Stocks (Cost $221,939)		274,352

Foreign Preferred Stocks (1.7%)
Brazil (1.7%)
Petroleo Brasileiro SA, 0.480%	37,338	614
Vale SA, Cl A, 2.550%	87,233	2,549
Vivo Participacoes SA, 3.845%	51,004	1,638

		4,801

Total Foreign Preferred Stocks (Cost $3,382)		4,801

Money Market Fund (0.4%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(a)	1,070,265	1,070

Total Money Market Fund (Cost $1,070)		1,070

Total Investments (Cost $226,391)(b) — 99.8%		280,223

Other assets in excess of liabilities — 0.2%		699

Net Assets — 100.0%		$280,922

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

SP ADR	— Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

The investment concentrations for the International Equity Fund as a percentage of net assets, by sector, as of December 31, 2010, were as follows:

Financials	19.7%
Industrials	16.0
Materials	15.2
Energy	12.1
Consumer Discretionary	10.8
Consumer Staples	7.1
Telecommunication Services	6.0
Health Care	4.7
Information Technology	4.6
Utilities	3.2
Money Market Fund	0.4
Other Assets and Liabilities	0.2
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)

Foreign Common Stocks (99.3%)
Australia (4.7%)
AGL Energy Ltd.	11,947	187
Alumina Ltd.	64,943	167
Amcor Ltd.	32,499	226
AMP Ltd.	54,525	297
Aristocrat Leisure Ltd.	10,645	33
Asciano Group*	80,901	133
ASX Ltd.	4,586	178
Australia & New Zealand Banking Group Ltd.	67,417	1,621
AXA Asia Pacific Holdings Ltd.	27,508	178
Bendigo and Adelaide Bank Ltd.	9,322	95
BGP Holdings PLC(e)	737,041	—
BHP Billiton Ltd.	89,319	4,165
Billabong International Ltd.	5,384	45
BlueScope Steel Ltd.	48,529	113
Boral Ltd.	15,841	79
Brambles Ltd.	37,593	275
Caltex Australia Ltd.	3,592	53
CFS Retail Property Trust REIT	47,675	86
Coca-Cola Amatil Ltd.	14,940	167
Cochlear Ltd.	1,508	124
Commonwealth Bank of Australia	40,833	2,133
Computershare Ltd.	11,828	131
Crown Ltd.	12,033	102
CSL Ltd.	14,816	550
CSR Ltd.	40,319	70
Dart Energy Ltd.*	7,796	9
Dexus Property Group REIT	126,846	104
DuluxGroup Ltd.	9,609	27
Energy Resources of Australia Ltd.	1,777	20
Fairfax Media Ltd.	56,339	81
Fortescue Metals Group Ltd.*	33,044	224
Foster’s Group Ltd.	51,376	299
Goodman Fielder Ltd.	36,739	51
Goodman Group	165,162	111
GPT Group REIT	46,914	142
Harvey Norman Holdings Ltd.	14,135	43
Incitec Pivot Ltd.	43,247	177
Insurance Australia Group Ltd.	55,329	220
Leighton Holdings Ltd.	3,581	114
Lend Lease Group	14,308	127
Macarthur Coal Ltd.	3,413	45
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Macquarie Group Ltd.	8,912	341
MAp Group	19,818	61
Metcash Ltd.	20,378	86
Mirvac Group REIT	79,505	100
National Australia Bank Ltd.	56,409	1,376
Newcrest Mining Ltd.	12,866	531
OneSteel Ltd.	35,356	94
Orica Ltd.	9,609	246
Origin Energy Ltd.	23,375	400
OZ Minerals Ltd.	83,076	147
Paladin Energy Ltd.*	18,132	92
Qantas Airways Ltd.*	29,539	77
QBE Insurance Group Ltd.	27,287	509
Rio Tinto Ltd.	11,596	1,023
Santos Ltd.	22,150	300
Sims Metal Management Ltd.	4,332	97
Sonic Healthcare Ltd.	9,820	117
SP Ausnet	35,998	32
Stockland REIT	63,426	235
Suncorp — Metway Ltd.	33,822	298
TABCORP Holdings Ltd.	16,177	118
Tatts Group Ltd.	33,951	90
Telstra Corp. Ltd.	115,908	332
Toll Holdings Ltd.	17,685	105
Transurban Group	33,887	178
Wesfarmers Ltd.	26,752	880
Wesfarmers Ltd. PPS	4,045	134
Westfield Group REIT	58,348	574
Westfield Retail Trust REIT*	58,348	153
Westpac Banking Corp.	79,219	1,816
Woodside Petroleum Ltd.	14,480	634
Woolworths Ltd.	33,001	914
WorleyParsons Ltd.	5,094	140

		25,232

Austria (1.8%)
Erste Group Bank AG	49,750	2,336
IMMOEAST AG (Escrow Shares)(e)	175,419	—
Immofinanz AG*	261,859	1,116
OMV AG	39,488	1,641
Raiffeisen Bank International AG	14,253	781
Telekom Austria AG	87,504	1,230
Verbund AG	19,882	741
Vienna Insurance Group	10,110	525
Voestalpine AG	28,929	1,378

		9,748

Belgium (2.0%)
Ageas	240,302	549
Anheuser-Busch InBev NV	77,652	4,441
Bekaert SA	2,968	341
Belgacom SA	16,360	549
Colruyt SA	8,102	412
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Compagnie Nationale a Portefeuille	2,960	145
Delhaize Group SA	10,851	801
Dexia SA*	59,800	208
Groupe Bruxelles Lambert SA	8,679	730
KBC Groep NV*	17,316	590
Mobistar SA	2,906	188
Solvay SA	6,378	680
UCB SA	10,845	372
Umicore	12,261	638

		10,644

Cayman Islands (0.0%)
Sands China Ltd.*	38,000	84
Wynn Macau Ltd.	28,086	63

		147

Cyprus (0.2%)
Bank of Cyprus Public Co. Ltd.	227,553	785

Denmark (1.5%)
A.P. Moller — Maersk A/S, Cl A	37	326
A.P. Moller — Maersk A/S, Cl B	87	788
Carlsberg A/S, Cl B	7,459	747
Coloplast A/S, Cl B	1,588	216
Danske Bank A/S*	32,762	840
DSV A/S	14,588	322
Novo Nordisk A/S, Cl B	29,859	3,367
Novozymes A/S, Cl B	3,219	448
Tryg A/S	1,783	82
Vestas Wind Systems A/S*	14,718	465
William Demant Holding A/S*	1,648	122

		7,723

Finland (1.1%)
Elisa Oyj	6,395	139
Fortum Oyj	21,356	643
Kesko Oyj, B Shares	3,208	150
Kone Oyj, Cl B	7,410	412
Metso Oyj	6,141	343
Neste Oil Oyj	6,163	98
Nokia Oyj	174,912	1,809
Nokian Renkaat Oyj	5,174	190
Orion Oyj, Cl B	4,332	95
Outokumpu Oyj	6,136	114
Pohjola Bank PLC	6,638	80
Rautaruukki Oyj	4,045	95
Sampo Oyj, Cl A	20,200	541
Sanoma Oyj	3,873	84
Stora Enso Oyj	27,967	287
UPM-Kymmene Oyj	24,992	441
Wartsila Oyj	3,792	289

		5,810

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

France (11.2%)
Accor SA	8,707	388
Aeroports de Paris	1,760	139
Air France-KLM*	8,032	146
Air Liquide SA(e)	2,545	322
Air Liquide SA	17,547	2,219
Alcatel-Lucent*	137,751	401
Alstom	12,222	585
Atos Origin SA*	2,691	143
AXA SA	102,071	1,698
bioMerieux	702	69
BNP Paribas	56,351	3,585
Bouygues SA	13,686	590
Bureau Veritas SA	2,900	220
Cap Gemini SA	8,691	406
Carrefour SA	35,593	1,467
Casino Guichard-Perrachon SA	3,279	320
Christian Dior SA	3,775	539
CNP Assurances	8,816	159
Compagnie de Saint — Gobain	22,858	1,176
Compagnie Generale d’Optique Essilor International SA	12,169	783
Compagnie Generale de Geophysique-Veritas*	8,533	260
Compagnie Generale des Etablissements Michelin, Cl B	8,760	629
Credit Agricole SA	55,140	700
Danone SA	34,617	2,175
Dassault Systemes SA	3,499	264
Edenred*	8,707	206
Eiffage SA	2,403	106
Electricite de France	15,388	631
Eramet	313	107
Eurazeo	1,738	129
European Aeronautic Defence and Space Co.*	24,251	565
Eutelsat Communications	5,887	216
Fonciere Des Regions	1,442	140
France Telecom SA	110,178	2,296
GDF SUEZ	73,899	2,652
Gecina SA	1,113	122
Groupe Eurotunnel SA	28,550	251
Hermes International	733	154
ICADE REIT	1,383	141
Iliad SA	967	105
Imerys	2,247	150
Ipsen SA	1,756	54
JCDecaux SA*	3,943	121
Klepierre	5,412	195
L’Oreal SA	14,242	1,581
Lafarge SA	12,479	782
Lagardere SCA	7,016	289
Legrand SA	7,832	319
LVMH Moet Hennessy Louis Vuitton SA	14,572	2,397
Metropole Television SA	3,830	93
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Natixis*	51,851	243
Neopost SA	1,853	161
PagesJaunes SA	7,513	68
Pernod-Ricard SA	11,758	1,106
Peugeot SA*	9,042	343
PPR	4,509	717
Publicis Groupe SA	7,637	398
Renault SA*	11,429	664
Safran SA	9,907	351
Sanofi-Aventis	62,686	4,008
Schneider Electric SA	14,054	2,103
Scor SE	9,847	250
Societe BIC SA	1,583	136
Societe Generale	37,623	2,022
Societe Television Francaise 1	6,978	121
Sodexo	5,607	386
Suez Environnement SA	16,010	331
Technip SA	5,844	540
Thales SA	5,326	186
Total SA	125,604	6,655
Unibail-Rodamco	5,428	1,074
Vallourec SA	6,460	679
Veolia Environnement SA	20,519	600
Vinci SA	25,866	1,406
Vivendi SA	73,029	1,971

		59,704

Germany (14.7%)
Adidas AG	19,854	1,297
Allianz SE	43,053	5,116
BASF SE	87,126	6,951
Bayer AG	78,441	5,797
Bayerische Motoren Werke AG	31,408	2,470
Beiersdorf AG	9,571	531
Celesio AG	7,259	180
Commerzbank AG*	67,238	499
Continental AG*	4,780	378
Daimler AG*	85,560	5,800
Deutsche Bank AG	88,366	4,617
Deutsche Boerse AG	18,493	1,280
Deutsche Lufthansa AG*	21,719	475
Deutsche Post AG	80,277	1,362
Deutsche Telekom AG	268,902	3,469
E.ON AG	170,817	5,235
Fraport AG	3,483	219
Fresenius SE	2,679	225
GEA Group AG	15,696	454
Hannover Rueckversicherung AG	5,720	307
HeidelbergCement AG	13,340	836
Henkel AG & Co. KGaA	12,320	636
Hochtief AG	4,320	367
Infineon Technologies AG*	103,087	959
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

K+S AG	13,616	1,025
Lanxess AG	5,717	452
Linde AG	16,014	2,430
MAN SE	10,030	1,193
Merck KGaA	6,131	490
Metro AG	12,309	886
Muenchener Rueckversicherungs AG	18,725	2,839
Puma AG Rudolf Dassler Sport	503	167
RWE AG	39,714	2,648
Salzgitter AG	3,992	308
SAP AG	81,410	4,145
Siemens AG	78,047	9,668
Suedzucker AG	6,287	167
ThyssenKrupp AG	31,720	1,313
TUI AG*	13,126	184
United Internet AG	11,380	185
Volkswagen AG	2,798	396
Wacker Chemie AG	1,487	260

		78,216

Greece (1.1%)
Alpha Bank AE*	117,660	597
Coca-Cola Hellenic Bottling Co. SA	41,190	1,066
EFG Eurobank Ergasias SA*	72,792	365
Hellenic Telecommunications Organization SA	55,221	451
National Bank of Greece SA*	208,517	1,686
OPAP SA	50,257	870
Piraeus Bank SA*	75,724	369
Public Power Corp. SA	26,130	376

		5,780

Guernsey (0.0%)
Resolution Ltd.	33,276	122

Hong Kong (1.1%)
AIA Group Ltd.*	154,000	433
ASM Pacific Technology Ltd.	3,527	45
Bank of East Asia Ltd.	28,137	119
BOC Hong Kong Holdings Ltd.	69,050	236
Cathay Pacific Airways Ltd.	21,000	58
Cheung Kong (Holdings) Ltd.	25,000	385
Cheung Kong Infrastructure Holdings Ltd.	9,000	41
CLP Holdings Ltd.	36,983	301
Esprit Holdings Ltd.	21,707	103
Foxconn International Holdings Ltd.*	37,495	26
Hang Lung Group Ltd.	14,000	92
Hang Lung Properties Ltd.	37,317	173
Hang Seng Bank Ltd.	14,406	236
Henderson Land Development Co. Ltd.	19,034	130
Hong Kong & China Gas Co. Ltd. (The)	89,563	213
Hong Kong Electric Holdings Ltd.	25,336	160
Hong Kong Exchanges & Clearing Ltd.	19,050	432
Hopewell Holdings Ltd.	10,000	31
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Hutchison Whampoa Ltd.	37,650	388
Hysan Development Co. Ltd.	12,000	57
Kerry Properties Ltd.	12,882	67
Li & Fung Ltd.	39,671	232
Lifestyle International Holdings Ltd.	10,000	25
Link REIT (The)	43,113	134
Mongolia Energy Co. Ltd.*	55,000	16
MTR Corp.	25,834	94
New World Development Ltd.	46,117	87
Noble Group Ltd.	93,000	157
NWS Holdings Ltd.	24,608	37
Orient Overseas International Ltd.	4,000	39
PCCW Ltd.	67,000	30
Shangri-La Asia Ltd.	24,000	65
Sino Land Co. Ltd.	31,499	59
Sun Hung Kai Properties Ltd.	26,166	433
Swire Pacific Ltd.	13,847	228
Television Broadcasts Ltd.	5,147	28
Wharf Holdings Ltd. (The)	24,691	190
Wheelock & Co. Ltd.	16,000	65
Wing Hang Bank Ltd.	3,192	44
Yue Yuen Industrial (Holdings) Ltd.	15,000	54

		5,743

Ireland (1.0%)
Anglo Irish Bank PLC(a)(e)	8,839	—
Anglo Irish Bank PLC(e)	143,993	—
CRH PLC	134,370	2,834
Elan Corp. PLC*	89,288	506
Experian PLC	23,442	294
James Hardie Industries SE*	11,564	81
Kerry Group PLC, Cl A	26,433	883
Ryanair Holdings PLC	69,702	353
WPP PLC	28,653	357

		5,308

Israel (0.5%)
Bank Hapoalim BM*	46,451	242
Bank Leumi Le-Israel BM	55,632	285
Bezeq Israeli Telecommunication Corp. Ltd.	81,017	247
Cellcom Israel Ltd.	2,161	70
Discount Investment Corp.	1,081	23
Elbit Systems Ltd.	1,081	58
Israel Chemicals Ltd.	20,524	352
Israel Discount Bank Ltd., Cl A*	24,846	57
Makhteshim-Agan Industries Ltd.*	11,342	58
Mizrahi Tefahot Bank Ltd.	5,941	65
NICE Systems Ltd.*	2,700	95
Ormat Industries Ltd.	2,700	23
Partner Communications Co. Ltd.	3,781	77
Teva Pharmaceutical Industries Ltd. SP ADR	22,341	1,164

		2,816

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Italy (8.4%)
A2A SpA	179,276	247
Assicurazioni Generali SpA	190,899	3,625
Atlantia SpA	39,061	797
Autogrill SpA*	18,725	265
Banca Carige SpA	92,387	194
Banca Monte dei Paschi di Siena SpA*	362,710	412
Banca Popolare di Milano Scarl SpA	64,463	226
Banco Popolare Scarl	104,717	474
Beni Stabili SpA*	7,574	7
Enel SpA	1,076,165	5,378
Eni SpA	425,649	9,294
Exor SpA	10,473	345
Fiat SpA	125,004	2,577
Finmeccanica SpA	66,164	752
Intesa Sanpaolo SpA	1,259,231	3,416
Intesa Sanpaolo SpA — RSP	152,453	363
Luxottica Group SpA	18,990	579
Mediaset SpA	115,876	701
Mediobanca SpA	77,425	689
Mediolanum SpA	35,870	148
Parmalat SpA	282,426	774
Pirelli & C SpA	61,519	497
Prelios SpA*	56,545	34
Prysmian SpA	29,712	506
Saipem SpA	43,285	2,131
Snam Rete Gas SpA	233,519	1,161
Telecom Italia SpA	1,530,699	1,978
Telecom Italia SpA	985,224	1,069
Terna SpA	212,638	898
UniCredit SpA	2,212,519	4,577
Unione di Banche Italiane Scpa	99,301	869

		44,983

Japan (21.2%)
77 Bank Ltd. (The)	14,795	79
ABC-MART, INC.	1,100	39
ACOM CO. LTD.	1,830	23
ADVANTEST Corp.	7,398	167
AEON CO. LTD.	27,819	348
AEON CREDIT SERVICE CO. LTD.	3,400	48
AEON Mall Co. Ltd.	4,020	108
Air Water, Inc.	7,000	89
Aisin Seiki Co. Ltd.	8,797	311
Ajinomoto Co., Inc.	29,670	309
Alfresa Holdings Corp.	1,600	71
All Nippon Airways Co. Ltd.*	36,236	135
Amada Co. Ltd.	14,386	117
Aozora Bank Ltd.	21,000	43
Asahi Breweries Ltd.	17,956	348
Asahi Glass Co. Ltd.	49,887	583
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Asahi Kasei Corp.	60,113	392
ASICS Corp.	6,919	89
Astellas Pharma, Inc.	21,155	806
Bank of Kyoto Ltd. (The)	13,560	129
Bank of Yokohama Ltd. (The)	58,620	304
Benesse Holdings, Inc.	3,216	148
Bridgestone Corp.	30,382	587
Brother Industries Ltd.	11,300	168
Canon Marketing Japan, Inc.	3,000	43
Canon, Inc.	52,808	2,738
Casio Computer Co. Ltd.	10,933	88
Central Japan Railway Co.	70	586
Chiba Bank Ltd. (The)	33,136	215
Chiyoda Corp.	6,773	67
Chubu Electric Power Co., Inc.	30,830	758
Chugai Pharmaceutical Co. Ltd.	10,230	188
Chugoku Bank Ltd. (The)	8,000	97
Chugoku Electric Power Co., Inc. (The)	13,715	279
Chuo Mitsui Trust Holdings, Inc.	45,508	189
Citizen Holdings Co. Ltd.	11,298	78
Coca-Cola West Co. Ltd.	2,400	43
Cosmo Oil Co. Ltd.	26,000	85
Credit Saison Co. Ltd.	6,769	111
Dai Nippon Printing Co. Ltd.	24,714	337
Dai-ichi Life Insurance Co. Ltd. (The)	379	616
Daicel Chemical Industries Ltd.	12,000	88
Daido Steel Co. Ltd.	12,250	72
Daihatsu Motor Co. Ltd.	9,000	138
Daiichi Sankyo Co. Ltd.	31,388	687
Daikin Industries Ltd.	10,714	380
Dainippon Sumitomo Pharma Co. Ltd.	7,500	68
Daito Trust Construction Co. Ltd.	3,380	231
Daiwa House Industry Co. Ltd.	21,605	266
Daiwa Securities Group, Inc.	77,990	402
DeNa Co. Ltd.	3,240	116
Denki Kagaku Kogyo Kabushiki Kaisha	20,432	97
DENSO Corp.	22,773	786
Dentsu, Inc.	7,811	243
Dowa Holdings Co. Ltd.	11,583	76
East Japan Railway Co.	15,879	1,033
Eisai Co. Ltd.(a)	11,561	419
Electric Power Development Co. Ltd.	5,314	167
Elpida Memory, Inc.*	8,303	97
FamilyMart Co. Ltd.	3,078	116
FANUC LTD.	8,836	1,357
Fast Retailing Co. Ltd.	2,591	413
Fuji Electric Holdings Co. Ltd.	24,000	75
Fuji Heavy Industries Ltd.	25,000	194
Fuji Media Holdings, Inc.	21	33
FUJIFILM Holdings Corp.	21,756	787
Fujitsu Ltd.	85,984	598
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Fukuoka Financial Group, Inc.	33,619	146
Furukawa Electric Co. Ltd.	27,920	125
GS Yuasa Corp.(a)	16,000	111
Gunma Bank Ltd. (The)	16,620	91
Hachijuni Bank Ltd. (The)	18,000	101
Hakuhodo DY Holdings, Inc.	1,070	61
Hankyu Hanshin Holdings, Inc.	54,742	254
Hino Motors Ltd.	11,240	61
Hirose Electric Co. Ltd.	1,301	147
Hiroshima Bank Ltd. (The)	21,000	88
Hisamitsu Pharmaceutical Co., Inc.	3,000	126
Hitachi Chemical Co. Ltd.	5,117	106
Hitachi Construction Machinery Co. Ltd.	4,649	111
Hitachi High-Technologies Corp.	3,000	70
Hitachi Ltd.	209,993	1,120
Hitachi Metals Ltd.	8,000	96
Hokkaido Electric Power Co., Inc.	8,465	173
Hokuhoku Financial Group, Inc.	59,284	120
Hokuriku Electric Power Co.	8,217	202
Honda Motor Co. Ltd.	77,115	3,054
Hoya Corp.	20,085	488
Ibiden Co. Ltd.	6,092	192
Idemitsu Kosan Co. Ltd.	956	101
IHI Corp.	62,248	139
Inpex Corp.	86	504
Isetan Mitsukoshi Holdings Ltd.	17,559	204
Isuzu Motors Ltd.	57,361	261
ITO EN Ltd.	2,800	47
ITOCHU Corp.	70,698	716
Itochu Techno-Solutions Corp.	1,264	47
Iyo Bank Ltd. (The)	10,902	87
J. Front Retailing Co. Ltd.	20,153	110
JAFCO Co. Ltd.	1,300	38
Japan Petroleum Exploration Co.	1,200	46
Japan Prime Realty Investment Corp. REIT	32	99
Japan Real Estate Investment Corp. REIT	21	218
Japan Retail Fund Investment Corp. REIT	76	146
Japan Steel Works Ltd. (The)	13,542	141
Japan Tobacco, Inc.	210	777
JFE Holdings, Inc.	21,334	743
JGC Corp.	10,150	221
Joyo Bank Ltd. (The)	28,607	126
JS Group Corp.	11,899	262
JSR Corp.	8,318	155
JTEKT Corp.	8,900	105
Jupiter Telecommunications Co. Ltd.	113	119
JX Holdings, Inc.	106,786	725
Kajima Corp.	42,090	112
Kamigumi Co. Ltd.	12,197	102
Kaneka Corp.	12,769	89
Kansai Electric Power Co., Inc. (The)	35,265	870
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Kansai Paint Co. Ltd.	10,282	100
Kao Corp.	25,107	677
Kawasaki Heavy Industries Ltd.	66,711	224
Kawasaki Kisen Kaisha Ltd.	31,200	137
KDDI Corp.	136	786
Keikyu Corp.	24,717	218
Keio Corp.	24,925	170
Keisei Electric Railway Co. Ltd.	12,000	80
Keyence Corp.	1,971	571
Kikkoman Corp.	7,292	82
Kinden Corp.	6,000	55
Kintetsu Corp.(a)	73,496	230
Kirin Holdings Co. Ltd.	41,460	582
Kobe Steel Ltd.	113,071	287
Koito Manufacturing Co. Ltd.	5,000	78
Komatsu Ltd.	44,424	1,344
Konami Corp.	4,591	98
Konica Minolta Holdings, Inc.	23,357	243
Kubota Corp.	52,736	499
Kuraray Co. Ltd.	14,996	215
Kurita Water Industries Ltd.	5,451	172
Kyocera Corp.	7,570	773
Kyowa Hakko Kirin Co. Ltd.	11,846	122
Kyushu Electric Power Co., Inc.	17,568	394
Lawson, Inc.	2,883	143
Mabuchi Motor Co. Ltd.	1,162	60
Makita Corp.	5,356	219
Marubeni Corp.	77,146	543
Marui Group Co. Ltd.	10,231	83
Maruichi Steel Tube Ltd.	2,100	45
Matsui Securities Co. Ltd.	5,812	41
Mazda Motor Corp.	69,760	200
McDonald’s Holdings Co. (Japan) Ltd.	2,900	73
Medipal Holdings Corp.	6,900	76
Meiji Holdings Co. Ltd.	3,014	136
Minebea Co. Ltd.	15,772	99
Mitsubishi Chemical Holdings Corp.	55,169	374
Mitsubishi Corp.	63,241	1,712
Mitsubishi Electric Corp.	89,253	937
Mitsubishi Estate Co. Ltd.	56,717	1,052
Mitsubishi Gas Chemical Co., Inc.	16,147	115
Mitsubishi Heavy Industries Ltd.	142,867	537
Mitsubishi Logistics Corp.	6,000	80
Mitsubishi Materials Corp.*	52,525	168
Mitsubishi Motors Corp.*	184,221	268
Mitsubishi Tanabe Pharma Corp.	10,386	175
Mitsubishi UFJ Financial Group, Inc.	594,110	3,212
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,752	109
Mitsui & Co. Ltd.	81,236	1,342
Mitsui Chemicals, Inc.	39,174	140
Mitsui Engineering & Shipbuilding Co. Ltd.	32,121	85
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Mitsui Fudosan Co. Ltd.	38,385	765
Mitsui Mining & Smelting Co. Ltd.	25,000	82
Mitsui O.S.K. Lines Ltd.	54,346	371
Mitsumi Electric Co. Ltd.	3,600	66
Mizuho Financial Group, Inc.	953,168	1,796
Mizuho Securities Co. Ltd.	24,775	71
Mizuho Trust & Banking Co. Ltd.* (a)	70,869	73
MS&AD Insurance Group Holdings, Inc.	25,369	636
Murata Manufacturing Co. Ltd.	9,277	650
Namco Bandai Holdings, Inc.	8,567	92
NEC Corp.	121,241	364
NGK Insulators Ltd.	11,788	192
NGK Spark Plug Co. Ltd.	8,390	129
NHK Spring Co. Ltd.	8,000	87
Nidec Corp.	5,232	529
Nikon Corp.	14,842	301
Nintendo Co. Ltd.	4,656	1,367
Nippon Building Fund, Inc. REIT	21	215
Nippon Electric Glass Co. Ltd.	14,951	216
Nippon Express Co. Ltd.	41,457	187
Nippon Meat Packers, Inc.	8,692	114
Nippon Paper Group, Inc.	4,613	121
Nippon Sheet Glass Co. Ltd.	27,301	74
Nippon Steel Corp.	237,778	855
Nippon Telegraph & Telephone Corp.	24,202	1,095
Nippon Yusen Kabushiki Kaisha	70,071	311
Nishi-Nippon City Bank Ltd. (The)	30,000	91
Nissan Chemical Industries Ltd.	6,396	83
Nissan Motor Co. Ltd.	115,872	1,103
Nissha Printing Co. Ltd.	1,200	32
Nisshin Seifun Group, Inc.	7,770	99
Nisshin Steel Co. Ltd.	31,000	69
Nisshinbo Holdings, Inc.	6,000	66
Nissin Foods Holdings Co. Ltd.	3,147	113
Nitori Holdings Co. Ltd.	1,610	141
Nitto Denko Corp.	7,716	363
NKSJ Holdings, Inc.*	64,073	472
NOK Corp.	4,874	102
Nomura Holdings, Inc.	164,455	1,043
Nomura Real Estate Holdings, Inc.	4,649	85
Nomura Real Estate Office Fund, Inc. REIT	11	79
Nomura Research Institute Ltd.	5,015	112
NSK Ltd.	19,869	180
NTN Corp.	20,643	110
NTT Data Corp.	59	204
NTT DoCoMo, Inc.	719	1,256
NTT Urban Development Corp.	53	52
Obayashi Corp.	28,656	132
OBIC Co. Ltd.	303	62
Odakyu Electric Railway Co. Ltd.	27,339	255
OJI Paper Co. Ltd.	36,961	179
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Olympus Corp.	10,349	313
Omron Corp.	9,415	249
Ono Pharmaceutical Co. Ltd.	4,139	193
Oracle Corp. Japan	1,653	81
Oriental Land Co. Ltd.	2,127	197
ORIX Corp.	4,854	478
Osaka Gas Co. Ltd.	88,873	345
Otsuka Corp.	691	47
Panasonic Corp.	91,657	1,302
Rakuten, Inc.*	335	281
Resona Holdings, Inc.(a)	28,176	169
Ricoh Co. Ltd.	29,500	432
Rinnai Corp.	1,648	101
Rohm Co. Ltd.	4,875	318
Sankyo Co. Ltd.	2,327	131
Santen Pharmaceutical Co. Ltd.	3,200	111
Sapporo Hokuyo Holdings, Inc.	14,665	69
Sapporo Holdings Ltd.	11,154	51
SBI Holdings, Inc.	783	119
Secom Co. Ltd.	9,540	452
Sega Sammy Holdings, Inc.	9,122	174
Seiko Epson Corp.	6,077	111
Sekisui Chemical Co. Ltd.	17,556	126
Sekisui House Ltd.	29,527	299
Senshu Ikeda Holdings, Inc.	31,500	45
Seven & I Holdings Co. Ltd.	36,034	963
Seven Bank Ltd.	27	57
Sharp Corp.	49,219	507
Shikoku Electric Power Co., Inc.	8,304	244
Shimadzu Corp.	11,000	85
Shimamura Co. Ltd.	1,070	99
Shimano, Inc.	2,984	152
Shimizu Corp.	25,420	109
Shin-Etsu Chemical Co. Ltd.	18,779	1,018
Shinko Electric Industries Co. Ltd.	2,932	33
Shinsei Bank Ltd.*	46,000	60
Shionogi & Co. Ltd.	13,264	262
Shiseido Co. Ltd.	15,123	330
Shizuoka Bank Ltd. (The)	26,301	243
Showa Denko Kabushiki Kaisha	66,970	151
Showa Shell Sekiyu Kabushiki Kaisha(a)	8,653	79
SMC Corp.	2,267	388
Softbank Corp.	37,774	1,308
Sojitz Corp.	58,347	128
Sony Corp.	46,876	1,690
Sony Financial Holdings, Inc.	43	174
Square Enix Holdings Co. Ltd.	2,800	50
Stanley Electric Co. Ltd.	6,600	123
SUMCO Corp.*	5,500	79
SUMITOMO CHEMICAL CO. LTD.	73,419	362
Sumitomo Corp.	52,616	745
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Sumitomo Electric Industries Ltd.	35,415	492
Sumitomo Heavy Industries Ltd.	25,308	163
Sumitomo Metal Industries Ltd.	156,870	386
Sumitomo Metal Mining Co. Ltd.	22,585	395
Sumitomo Mitsui Financial Group, Inc.	62,339	2,220
Sumitomo Realty & Development Co. Ltd.	16,062	384
Sumitomo Rubber Industries Ltd.	7,962	83
Sumitomo Trust & Banking Co. Ltd. (The)	67,496	426
Suruga Bank Ltd.	9,765	91
Suzuken Co. Ltd.	3,098	95
Suzuki Motor Corp.	15,342	378
Sysmex Corp.	1,400	97
T&D Holdings, Inc.	12,773	324
Taiheiyo Cement Corp.*	42,000	54
Taisei Corp.	48,787	114
Taisho Pharmaceutical Co. Ltd.	5,682	124
Taiyo Nippon Sanso Corp.	12,255	108
Takashimaya Co. Ltd.	12,279	105
Takeda Pharmaceutical Co. Ltd.	34,826	1,714
TDK Corp.	5,553	386
Teijin Ltd.	46,719	200
Terumo Corp.	7,830	441
THK Co. Ltd.	5,745	132
Tobu Railway Co. Ltd.	35,641	200
Toho Co. Ltd.	4,963	80
Toho Gas Co. Ltd.	19,000	95
Tohoku Electric Power Co., Inc.	20,124	449
Tokio Marine Holdings, Inc.	33,528	1,002
Tokuyama Corp.	12,000	62
Tokyo Electric Power Co., Inc. (The)	65,986	1,612
Tokyo Electron Ltd.	8,053	510
Tokyo Gas Co. Ltd.	121,941	541
Tokyo Steel Manufacturing Co. Ltd.	4,904	53
Tokyo Tatemono Co. Ltd.	16,000	74
Tokyu Corp.	54,374	249
Tokyu Land Corp.	18,953	95
TonenGeneral Sekiyu Kabushiki Kaisha	11,417	125
Toppan Printing Co. Ltd.	24,711	226
Toray Industries, Inc.	67,255	402
Toshiba Corp.	183,983	1,002
Tosoh Corp.	22,000	72
TOTO Ltd.	12,000	87
Toyo Seikan Kaisha Ltd.	7,223	137
Toyo Suisan Kaisha Ltd.	4,000	89
Toyoda Gosei Co. Ltd.	2,900	68
Toyota Boshoku Corp.	2,900	51
Toyota Industries Corp.	8,387	260
Toyota Motor Corp.	128,762	5,107
Toyota Tsusho Corp.	9,719	171
Trend Micro, Inc.* (a)	5,103	168
Tsumura & Co.	2,600	84
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Ube Industries Ltd.	43,827	132
Uni-Charm Corp.	5,192	207
UNY Co. Ltd.	10,000	101
Ushio, Inc.	4,911	94
USS Co. Ltd.	1,100	90
West Japan Railway Co.	81	303
Yahoo Japan Corp.	676	262
Yakult Honsha Co. Ltd.	4,832	139
Yamada Denki Co. Ltd.	3,819	261
Yamaguchi Financial Group, Inc.	10,225	103
Yamaha Corp.	7,373	92
Yamaha Motor Co. Ltd.*	11,907	194
Yamato Holdings Co. Ltd.	18,298	261
Yamato Kogyo Co. Ltd.	1,800	54
Yamazaki Baking Co. Ltd.	6,000	72
Yaskawa Electric Corp.	10,429	99
Yokogawa Electric Corp.	9,867	78

		112,812

Jersey (0.1%)
Petrofac Ltd.	5,930	148
Randgold Resources Ltd.	2,058	170
Shire PLC	12,833	312

		630

Luxembourg (0.8%)
ArcelorMittal	51,014	1,935
Millicom International Cellular SA	2,393	230
SES	17,813	424
Tenaris SA	77,204	1,893

		4,482

Mauritius (0.0%)
Golden Agri-Resources Ltd.	159,000	99

Netherlands (3.5%)
Aegon NV*	102,692	628
Akzo Nobel NV	15,225	946
ASML Holding NV	28,345	1,095
Corio NV REIT	3,830	246
Delta Lloyd NV	4,936	100
Fugro NV	4,402	362
Heineken Holding NV	7,249	315
Heineken NV	16,101	789
ING Groep NV*	251,770	2,449
Koninklijke Ahold NV	78,338	1,034
Koninklijke Boskalis Westminster NV	4,537	216
Koninklijke DSM NV	10,138	577
Koninklijke KPN NV	107,056	1,562
Koninklijke Philips Electronics NV	63,911	1,958
Koninklijke Vopak NV	4,624	218
QIAGEN NV*	21,929	429
Randstad Holding NV*	7,243	382
Reed Elsevier NV	45,186	559
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

SBM Offshore NV	10,807	242
TNT NV	24,380	643
Unilever NV	107,068	3,334
Wolters Kluwer NV	19,244	422

		18,506

New Zealand (0.5%)
Auckland International Airport Ltd.	221,210	376
Contact Energy Ltd.*	73,591	357
Fletcher Building Ltd.	152,391	909
Sky City Entertainment Group Ltd.	139,301	352
Telecom Corp. of New Zealand Ltd.	476,109	805

		2,799

Norway (1.9%)
Aker Solutions ASA	18,800	320
DnB NOR ASA	107,840	1,514
Norsk Hydro ASA	98,072	716
Orkla ASA	87,234	848
Renewable Energy Corp. ASA*	56,759	173
Seadrill Ltd.	31,721	1,072
StatoilHydro ASA	124,448	2,956
Telenor ASA	91,924	1,493
Yara International ASA	20,888	1,208

		10,300

Portugal (1.0%)
Banco Comercial Portugues SA	523,843	407
Banco Espirito Santo SA	97,529	375
Brisa Auto-Estradas de Portugal SA	33,438	233
CIMPOR-Cimentos de Portugal SGPS SA	37,415	254
EDP — Energias de Portugal SA	331,581	1,104
Galp Energia SGPS SA	43,069	825
Jeronimo Martins SGPS SA	40,920	623
Portugal Telecom SGPS SA	107,392	1,203

		5,024

Singapore (0.8%)
Ascendas REIT	37,000	60
CapitaLand Ltd.	60,603	175
CapitaMall Trust REIT	51,000	78
CapitaMalls Asia Ltd.	32,000	48
City Developments Ltd.	13,333	130
ComfortDelGro Corp. Ltd.	47,141	57
Cosco Corp. (Singapore) Ltd.	22,992	38
DBS Group Holdings Ltd.	39,290	438
Fraser and Neave Ltd.	21,303	106
Genting Singapore PLC*	145,658	249
Jardine Cycle & Carriage Ltd.	2,000	57
K-Green Trust*	6,039	5
Keppel Corp. Ltd.	30,763	271
Keppel Land Ltd.	16,204	61
Neptune Orient Lines Ltd.*	19,000	32
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Olam International Ltd.	28,354	69
Oversea-Chinese Banking Corp. Ltd.	63,515	489
SembCorp Industries Ltd.	21,972	88
SembCorp Marine Ltd.	17,753	74
Singapore Airlines Ltd.	14,707	175
Singapore Exchange Ltd.	18,010	118
Singapore Press Holdings Ltd.	32,853	102
Singapore Technologies Engineering Ltd.	37,000	99
Singapore Telecommunications Ltd.	189,995	452
StarHub Ltd.	16,000	33
United Overseas Bank Ltd.	30,674	435
UOL Group Ltd.	10,427	39
Wilmar International Ltd.	31,347	138
Yangzijiang Shipbuilding Holdings Ltd.	36,000	54

		4,170

Spain (6.1%)
Abertis Infraestructuras SA	26,958	485
Acciona SA	2,317	164
Acerinox SA	9,079	159
Actividades de Construccion y Servicios SA	12,909	605
Banco Bilbao Vizcaya Argentaria SA	366,596	3,703
Banco de Sabadell SA	87,542	345
Banco de Valencia SA	19,976	88
Banco Popular Espanol SA	80,125	411
Banco Santander SA	765,730	8,112
Bankinter SA	25,893	144
Criteria Caixacorp SA	76,642	408
EDP Renovaveis SA*	40,514	235
Enagas	16,322	325
Ferrovial SA	40,119	399
Fomento de Construcciones y Contratas SA	3,483	91
Gamesa Corporacion Tecnologica SA*	17,749	135
Gas Natural SDG SA	21,010	323
Gestevision Telecinco SA	8,993	99
Grifols SA	12,633	172
Iberdrola Renovables SA	92,788	329
Iberdrola SA	359,269	2,769
Iberia Lineas Aereas de Espana SA*	43,442	185
Inditex SA	19,887	1,489
Indra Sistemas SA	8,226	141
Mapfre SA	66,612	185
Red Electrica Corporacion SA	9,862	464
Repsol YPF SA	66,780	1,861
Telefonica SA	382,420	8,670
Zardoya Otis SA	12,136	171

		32,667

Sweden (2.0%)
Alfa Laval AB	10,629	224
Assa Abloy AB, Cl B	9,824	277
Atlas Copco AB, Cl A	21,145	534
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Atlas Copco AB, Cl B	12,287	278
Boliden AB	8,675	176
CDON Group AB*	1,598	7
Electrolux AB, Ser B	7,551	214
Getinge AB	6,304	132
Hennes & Mauritz AB, Cl B	32,191	1,072
Holmen AB	1,663	55
Husqvarna AB, Cl B	12,829	107
Investor AB, Cl B	14,339	307
Kinnevik Investment AB, Cl B	6,886	140
Modern Times Group AB, Cl B	1,598	106
Nordea Bank AB	101,698	1,106
Ratos AB, B Shares	3,225	119
Sandvik AB	31,748	619
Scania AB	10,073	232
Securitas AB, Cl B	9,857	115
Skandinaviska Enskilda Banken AB, Cl A	44,414	370
Skanska AB, Cl B	12,564	249
SKF AB, Cl B	12,271	350
SSAB AB, A Shares	5,688	96
SSAB AB, B Shares	2,620	39
Svenska Cellulosa AB, Cl B	18,006	284
Svenska Handelsbanken AB, Cl A	15,410	492
Swedbank AB, Cl A*	22,199	310
Swedish Match AB	7,508	217
Tele2 AB, Cl B	9,809	204
Telefonaktiebolaget LM Ericsson, B Shares	94,822	1,102
TeliaSonera AB	70,696	560
Volvo AB, Cl B*	34,259	604

		10,697

Switzerland (2.6%)
ABB Ltd.*	31,413	700
Actelion Ltd.*	1,453	80
Adecco SA	1,750	115
Aryzta AG*	1,108	51
Baloise Holding AG	713	69
Compagnie Financiere Richemont SA, Cl A	7,426	437
Credit Suisse Group AG	16,020	645
GAM Holding AG*	2,939	48
Geberit AG	551	127
Givaudan SA	109	118
Holcim Ltd.	3,489	264
Julius Baer Group Ltd.	2,939	138
Kuehne + Nagel International AG	767	107
Lindt & Spruengli AG	11	33
Logitech International SA* (a)	2,593	49
Lonza Group AG	648	52
Nestle SA	48,387	2,833
Nobel Biocare Holding AG	1,760	33
Novartis AG	30,036	1,765
Pargesa Holding SA	384	33
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Roche Holding AG	10,003	1,466
Schindler Holding AG	691	82
Schindler Holding AG	307	37
SGS SA	76	127
Sika AG	27	59
Sonova Holding AG	653	84
STMicroelectronics NV	37,845	391
Straumann Holding AG	113	26
Swatch Group AG (The)	437	195
Swatch Group AG (The)	616	50
Swiss Life Holding AG*	432	62
Swiss Re	5,012	270
Swisscom AG	329	145
Syngenta AG	1,344	393
Synthes, Inc.	843	114
UBS AG*	51,808	850
Xstrata PLC	47,001	1,111
Zurich Financial Services AG	2,096	543

		13,702

United Kingdom (9.5%)
3i Group PLC	22,171	114
Admiral Group PLC	4,565	109
Aggreko PLC	5,990	139
AMEC PLC	7,583	137
Anglo American PLC	30,079	1,576
Antofagasta PLC	9,009	228
ARM Holdings PLC	30,198	208
Associated British Foods PLC	8,140	151
AstraZeneca PLC	32,216	1,483
Autonomy Corp. PLC*	4,947	117
Aviva PLC	63,209	392
BAE Systems PLC	80,612	418
Balfour Beatty PLC	15,659	77
Barclays PLC	261,319	1,084
BG Group PLC	77,119	1,574
BHP Billiton PLC	50,425	2,022
BP PLC	420,769	3,182
British Airways PLC*	13,179	56
British American Tobacco PLC	44,275	1,713
British Land Co. PLC (The) REIT	19,832	163
British Sky Broadcasting Group PLC	26,029	300
BT Group PLC	177,121	504
Bunzl PLC	7,502	85
Burberry Group PLC	9,928	175
Cable & Wireless Worldwide	59,289	61
Cairn Energy PLC*	31,932	212
Capita Group PLC	14,232	156
Capital Shopping Centres Group PLC REIT	10,656	70
Carnival PLC	3,825	180
Centrica PLC	117,270	610
Cobham PLC	26,233	84
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Compass Group PLC	42,696	390
Diageo PLC	58,321	1,088
Enquest PLC*	12,520	27
Eurasian Natural Resources Corp.	5,882	97
FirstGroup PLC	10,992	69
Fresnillo PLC	4,094	107
G4S PLC	32,223	129
GlaxoSmithKline PLC	116,081	2,261
Hammerson PLC REIT	16,058	105
Home Retail Group PLC	20,049	59
HSBC Holdings PLC	390,448	4,030
ICAP PLC	12,720	107
Imperial Tobacco Group PLC	23,264	717
Inmarsat PLC	9,977	106
InterContinental Hotels Group PLC	5,920	116
International Power PLC	34,784	239
Invensys PLC	18,440	103
Investec PLC	9,689	80
ITV PLC*	85,051	93
J Sainsbury PLC	27,525	162
Johnson Matthey PLC	4,904	157
Kazakhmys PLC	4,893	124
Kingfisher PLC	53,958	223
Land Securities Group PLC REIT	17,338	183
Legal & General Group PLC	133,938	203
Lloyds Banking Group PLC*	917,279	953
London Stock Exchange Group PLC	3,409	45
Lonmin PLC*	3,527	109
Man Group PLC	39,104	181
Marks & Spencer Group PLC	36,145	209
National Grid PLC	77,677	673
Next PLC	4,310	133
Old Mutual PLC	123,984	240
Pearson PLC	18,537	294
Prudential PLC	57,852	606
Reckitt Benckiser Group PLC	13,990	777
Reed Elsevier PLC	27,719	235
Rexam PLC	20,033	105
Rio Tinto PLC	32,201	2,281
Rolls-Royce Group PLC*	42,361	414
Royal Bank of Scotland Group PLC (The)*	386,334	239
Royal Dutch Shell PLC, Cl A	79,299	2,666
Royal Dutch Shell PLC, Cl B	59,820	1,998
RSA Insurance Group PLC	78,203	154
SABMiller PLC	21,675	767
Sage Group PLC (The)	30,025	129
Schroders PLC	2,555	74
Scottish & Southern Energy PLC	21,091	405
Segro PLC	16,776	75
Serco Group PLC	11,218	98
Severn Trent PLC	5,406	125
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Smith & Nephew PLC	20,281	215
Smiths Group PLC	8,912	174
Standard Chartered PLC	46,272	1,254
Standard Life PLC	51,095	174
Tesco PLC	185,948	1,239
Thomas Cook Group PLC	19,611	59
TUI Travel PLC	12,773	49
Tullow Oil PLC	20,600	407
Unilever PLC	29,324	904
United Utilities Group PLC	15,572	144
Vedanta Resources PLC	2,788	110
Vodafone Group PLC	1,180,722	3,092
Whitbread PLC	4,019	113
WM Morrison Supermarkets PLC	48,453	203
Wolseley PLC*	6,486	209

		50,686

Total Foreign Common Stocks (Cost $326,992)		529,335

Foreign Preferred Stocks (1.2%)
Germany (1.2%)
Bayerische Motoren Werke AG, 0.828%	4,953	255
Fresenius AG, 1.168%	7,643	654
Fresenius Medical Care AG, 1.411%	18,477	1,068
Henkel AG & Co. KGaA, 1.137%	16,900	1,051
Porsche AG, 0.252%	8,302	662
RWE AG, 7.253%	3,700	237
Volkswagen AG, 1.356%	16,187	2,626

Total Foreign Preferred Stocks (Cost $3,061)		6,553

Warrants — Foreign (0.0%)
France (0.0%)
Fonciere Des Regions, expires 01/03/11 at 65.00 EUR	2,109	1

Hong Kong (0.0%)
Henderson Land Development Co. Ltd., expires 06/01/11 at 58.00 EUR	8,444	2

Italy (0.0%)
MEDIOBANCA — Banca di Credito Finanziario SpA, expires 03/18/11 at 9.00 EUR	132,417	1
Unione di Banche Italiane Scpa, expires 07/01/11 at 12.30 EUR	182,276	1

		2

Total Warrants — Foreign (Cost $—)		5

Exchange Traded Funds (1.1%)
iShares MSCI Australia Index Fund	8,258	210
iShares MSCI Austria Investable Market Index Fund	3,858	86
iShares MSCI Belgium Investable Market Index Fund(a)	4,630	61
iShares MSCI EAFE Index Fund	10,318	601
iShares MSCI EMU Index Fund	56,882	2,006
iShares MSCI Germany Index Fund	14,768	354
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

iShares MSCI Hong Kong Index Fund	2,215	42
iShares MSCI Italy Index Fund(a)	19,926	326
iShares MSCI Japan Index Fund	107,847	1,177
iShares MSCI Netherlands Investable Market Index Fund	1,742	37
iShares MSCI Singapore Index Fund	2,632	36
iShares MSCI Spain Index Fund	3,292	121
iShares MSCI Sweden Index Fund	2,727	85
iShares MSCI Switzerland Index Fund	3,357	84
iShares MSCI United Kingdom Index Fund(a)	26,404	459

Total Exchange Traded Funds (Cost $5,187)		5,685

Short-Term Investment (0.3%)
RidgeWorth Funds Securities Lending Joint Account(b) (c)	1,610,345	1,610

Total Short-Term Investment (Cost $1,610)		1,610

Money Market Fund (0.3%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(d)	1,522,710	1,523

Total Money Market Fund (Cost $1,523)		1,523

Total Investments (Cost $338,373)(f) — 102.2%		544,711

Liabilities in excess of other assets — (2.2)%		(11,776)

Net Assets — 100.0%		$532,935

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of December 31, 2010. The total value of securities on loan as of December 31, 2010, in thousands, was $1,530.

(b)	Affiliated investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2010 (See Notes to Schedule of Portfolio Investments).

(d)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(e)	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2010 the value of these securities amounted to $322, in thousands, or 0.1% of net assets.

(f)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

EUR	— Euro

PPS	— Partially Protected Shares

REIT	— Real Estate Investment Trust

SP ADR	— Sponsored American Depositary Receipt
Amounts designated as “—” are $0 or have been rounded to $0.
The investment concentrations for the International Equity Index Fund as a percentage of net assets, by sector, as of December 31, 2010, were as follows:

Financials	23.4%
Industrials	13.0
Consumer Discretionary	11.6
Materials	10.5
Consumer Staples	8.4
Energy	8.2
Utilities	7.4
Telecommunication Services	6.5
Health Care	6.2
Information Technology	5.3
Exchange Traded Funds	1.1
Short-Term Investments	0.3
Money Market Fund	0.3
Other Assets and Liabilities	(2.2)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (96.4%)
Consumer Discretionary (9.0%)
CBS Corp., Cl B	209,000	3,981
Darden Restaurants, Inc.	110,000	5,108
Home Depot, Inc. (The)	161,000	5,645
Kohl’s Corp.*	76,000	4,130
Limited Brands, Inc.	169,000	5,193
McDonald’s Corp.	67,000	5,143
Target Corp.	83,000	4,991
Walt Disney Co. (The)	121,000	4,539

		38,730

Consumer Staples (10.2%)
Anheuser-Busch InBev SP ADR	57,000	3,254
H.J. Heinz Co.	113,000	5,589
Hershey Co. (The)	156,000	7,355
Molson Coors Brewing Co., Cl B	99,000	4,969
PepsiCo, Inc.	116,000	7,578
Philip Morris International, Inc.	67,000	3,922
Procter & Gamble Co. (The)	115,000	7,398
Safeway, Inc.	180,000	4,048

		44,113

Energy (10.7%)
Chevron Corp.	104,000	9,490
EOG Resources, Inc.	57,000	5,210
Exxon Mobil Corp.	83,000	6,069
National Oilwell Varco, Inc.	70,000	4,708
Occidental Petroleum Corp.	81,000	7,946
Weatherford International Ltd.*	279,000	6,361
Williams Cos., Inc. (The)	257,000	6,353

		46,137

Financials (15.1%)
Bank of New York Mellon Corp.	180,000	5,436
BB&T Corp.	201,000	5,284
BlackRock, Inc.	36,000	6,861
Citigroup, Inc.*	2,029,000	9,597
Comerica, Inc.	132,000	5,576
JPMorgan Chase & Co.	228,000	9,672
MetLife, Inc.	88,000	3,911
Travelers Cos., Inc. (The)	137,000	7,632
Wells Fargo & Co.	236,000	7,314
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

XL Group PLC	193,000	4,211

		65,494

Health Care (12.9%)
Abbott Laboratories	196,000	9,390
Amgen, Inc.*	113,000	6,204
Baxter International, Inc.	160,000	8,099
Bristol-Myers Squibb Co.	193,000	5,111
Cardinal Health, Inc.	174,000	6,666
Johnson & Johnson	78,000	4,824
Pfizer, Inc.	225,000	3,940
Teva Pharmaceutical Industries Ltd. SP ADR	113,000	5,891
UnitedHealth Group, Inc.	158,000	5,705

		55,830

Industrials (11.5%)
Emerson Electric Co.	81,000	4,631
Fluor Corp.	94,000	6,228
Honeywell International, Inc.	137,000	7,283
L-3 Communications Holdings, Inc.	67,000	4,723
Raytheon Co.	142,000	6,580
Republic Services, Inc.	168,000	5,017
United Parcel Service, Inc., Cl B	93,000	6,750
United Technologies Corp.	67,000	5,274
W.W. Grainger, Inc.	24,000	3,315

		49,801

Information Technology (12.8%)
Activision Blizzard, Inc.	571,000	7,103
Altera Corp.	155,000	5,515
Apple, Inc.*	23,200	7,483
Autodesk, Inc.*	104,000	3,973
Broadcom Corp., Cl A	123,000	5,357
EMC Corp.*	295,000	6,755
Intel Corp.	142,000	2,986
International Business Machines Corp.	72,000	10,567
Microsoft Corp.	193,000	5,389

		55,128

Materials (6.1%)
Barrick Gold Corp.	204,000	10,849
International Paper Co.	185,000	5,039
Newmont Mining Corp.	169,000	10,382

		26,270

Telecommunication Services (2.2%)
AT&T, Inc.	327,000	9,607

Utilities (5.9%)
Constellation Energy Group, Inc.	175,000	5,360
NextEra Energy, Inc.	148,000	7,695
Southern Co.	139,000	5,314
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Xcel Energy, Inc.	311,000	7,324

		25,693

Total Common Stocks (Cost $328,887)		416,803

Money Market Fund (2.1%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(a)	9,399,135	9,399

Total Money Market Fund (Cost $9,399)		9,399

Total Investments (Cost $338,286)(b) — 98.5%		426,202
Other assets in excess of liabilities — 1.5%		6,274

Net Assets — 100.0%		$432,476

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
SP ADR — Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (99.5%)
Consumer Discretionary (16.1%)
Amazon.com, Inc.*	47,500	8,550
Bed Bath & Beyond, Inc.*	139,300	6,847
BorgWarner, Inc.*	107,100	7,750
Carnival Corp.	143,200	6,603
Coach, Inc.	164,600	9,104
Ctrip.com International Ltd. ADR*	57,900	2,342
Guess?, Inc.	97,400	4,609
Kohl’s Corp.*	99,600	5,412
Las Vegas Sands Corp.*	120,800	5,551
Priceline.com, Inc.*	9,900	3,955
Scripps Networks Interactive, Inc., Cl A	134,600	6,965
Urban Outfitters, Inc.*	138,500	4,960
Viacom, Inc., Cl B	89,500	3,545

		76,193

Consumer Staples (8.4%)
Church & Dwight Co., Inc.	67,400	4,652
Colgate-Palmolive Co.	79,600	6,397
Estee Lauder Cos., Inc. (The), Cl A	85,500	6,900
Green Mountain Coffee Roasters, Inc.*	70,300	2,310
Hansen Natural Corp.*	118,000	6,169
Philip Morris International, Inc.	226,800	13,275

		39,703

Energy (10.6%)
Cameron International Corp.*	173,700	8,812
EOG Resources, Inc.	24,700	2,258
Halliburton Co.	211,800	8,648
Occidental Petroleum Corp.	78,900	7,740
Peabody Energy Corp.	99,500	6,366
Schlumberger Ltd.	196,600	16,416

		50,240

Financials (4.7%)
Capital One Financial Corp.	119,400	5,082
Goldman Sachs Group, Inc. (The)	21,600	3,632
Hartford Financial Services Group, Inc. (The)	247,000	6,543
T. Rowe Price Group, Inc.	109,300	7,054

		22,311

Health Care (7.7%)
Allergan, Inc.	106,300	7,299
Amgen, Inc.*	92,400	5,073
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Cerner Corp.*	35,800	3,392
Express Scripts, Inc.*	110,800	5,989
Intuitive Surgical, Inc.*	13,000	3,351
Mylan, Inc.*	286,300	6,049
Thermo Fisher Scientific, Inc.*	95,900	5,309

		36,462

Industrials (15.9%)
Dover Corp.	119,400	6,979
Emerson Electric Co.	158,500	9,061
Fluor Corp.	79,700	5,281
Honeywell International, Inc.	192,700	10,244
Illinois Tool Works, Inc.	118,700	6,339
J.B. Hunt Transport Services, Inc.	159,700	6,517
Joy Global, Inc.	45,400	3,938
Parker Hannifin Corp.	69,600	6,007
Precision Castparts Corp.	37,900	5,276
Union Pacific Corp.	54,500	5,050
United Parcel Service, Inc., Cl B	150,200	10,902

		75,594

Information Technology (31.7%)
Analog Devices, Inc.	160,700	6,053
Apple, Inc.*	84,300	27,192
ARM Holdings PLC SP ADR	121,200	2,515
ASML Holding NV NYS	125,000	4,792
Baidu, Inc. SP ADR*	49,000	4,730
Broadcom Corp., Cl A	164,700	7,173
Cisco Systems, Inc.*	363,700	7,358
EMC Corp.*	401,600	9,196
Google, Inc., Cl A*	29,900	17,760
Intel Corp.	559,100	11,758
Juniper Networks, Inc.*	209,200	7,724
Microsoft Corp.	358,300	10,004
Oracle Corp.	525,600	16,451
Salesforce.com, Inc.*	49,700	6,560
Visa, Inc., Cl A	162,900	11,465

		150,731

Materials (4.4%)
International Paper Co.	238,500	6,497
Lubrizol Corp. (The)	52,800	5,643
Praxair, Inc.	93,700	8,945

		21,085

Total Common Stocks (Cost $303,996)		472,319

Money Market Fund (0.5%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(a)	2,660,554	2,661

Total Money Market Fund (Cost $2,661)		2,661

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $306,657)(b) — 100.0%		474,980

Liabilities in excess of other assets — 0.0%		(126)

Net Assets — 100.0%		$474,854

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
ADR — American Depositary Receipt
NYS — New York Registered Shares
SP ADR — Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (99.2%)
Consumer Discretionary (13.4%)
Autoliv, Inc.	2,067	163
CBS Corp., Cl B	16,320	311
Comcast Corp., Cl A	8,295	182
DIRECTV, Cl A*	3,993	159
Ford Motor Co.*	10,397	175
Interpublic Group of Cos., Inc. (The)*	24,696	262
Lear Corp.*	1,704	168
Liberty Global, Inc., Cl A*	2,170	77
Liberty Media Corp. — Interactive, Cl A*	16,680	263
Macy’s, Inc.	10,652	270
TRW Automotive Holdings Corp.*	3,060	161
Washington Post Co. (The), Cl B	213	94
Williams-Sonoma, Inc.	2,282	81

		2,366

Consumer Staples (9.7%)
Coca-Cola Enterprises, Inc.	7,517	188
Constellation Brands, Inc.*	4,952	110
Corn Products International, Inc.	4,174	192
Dr Pepper Snapple Group, Inc.	5,241	184
Energizer Holdings, Inc.*	2,519	184
Herbalife Ltd.	2,590	177
Molson Coors Brewing Co., Cl B	3,794	191
Philip Morris International, Inc.	6,718	393
Wal-Mart Stores, Inc.	1,565	84

		1,703

Energy (11.4%)
ConocoPhillips	7,844	534
Exxon Mobil Corp.	4,110	300
Marathon Oil Corp.	11,417	423
Murphy Oil Corp.	3,031	226
SEACOR Holdings, Inc.	1,743	176
Transocean Ltd.*	5,115	356

		2,015

Financials (14.4%)
ACE Ltd.	1,757	109
Allied World Assurance Co. Holdings Ltd.	2,666	158
American Financial Group, Inc.	5,171	167
Arch Capital Group Ltd.*	1,760	155
Aspen Insurance Holdings Ltd.	5,369	154
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Assurant, Inc.	4,647	179
Axis Capital Holdings Ltd.	4,432	159
Capital One Financial Corp.	2,632	112
Endurance Specialty Holdings Ltd.	3,627	167
Everest Re Group Ltd.	1,817	154
JPMorgan Chase & Co.	4,278	182
NASDAQ OMX Group, Inc. (The)*	7,571	180
Protective Life Corp.	6,618	176
RenaissanceRe Holdings Ltd.	2,566	163
Travelers Cos., Inc. (The)	3,551	198
Validus Holdings Ltd.	4,013	123

		2,536

Health Care (11.6%)
AstraZeneca PLC SP ADR	1,194	55
Bio-Rad Laboratories, Inc., Cl A*	623	65
Biogen Idec, Inc.*	1,325	89
Bristol-Myers Squibb Co.	5,057	134
Cardinal Health, Inc.	4,474	171
Cephalon, Inc.*	1,046	65
Eli Lilly & Co.	3,294	115
Endo Pharmaceuticals Holdings, Inc.*	1,666	59
Forest Laboratories, Inc.*	2,250	72
Health Net, Inc.*	4,692	128
Humana, Inc.*	2,578	141
Illumina, Inc.*	1,069	68
Johnson & Johnson	4,396	272
Pfizer, Inc.	12,739	223
Sanofi-Aventis SA ADR	1,725	56
UnitedHealth Group, Inc.	5,362	194
Warner Chilcott PLC, CL A	3,259	73
Waters Corp.*	921	72

		2,052

Industrials (10.7%)
Avery Dennison Corp.	3,842	163
Caterpillar, Inc.	3,138	294
CNH Global NV NYS*	6,676	319
General Electric Co.	6,900	126
KBR, Inc.	9,876	301
Ryder System, Inc.	4,243	223
Timken Co. (The)	6,170	294
Union Pacific Corp.	1,878	174

		1,894

Information Technology (19.1%)
Alliance Data Systems Corp.*	2,411	171
Altera Corp.	6,525	232
Apple, Inc.*	550	177
Google, Inc., Cl A*	389	231
International Business Machines Corp.	3,055	448
Lexmark International, Inc., Cl A*	5,387	188
Microsoft Corp.	4,474	125
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Nokia Oyj SP ADR	19,221	198
Novellus Systems, Inc.*	6,680	216
Oracle Corp.	4,040	127
SanDisk Corp.*	3,507	175
STMicroelectronics NV NYS	11,289	118
Symantec Corp.*	9,965	167
Tellabs, Inc.	17,350	118
Teradyne, Inc.*	10,390	146
VeriSign, Inc.	4,661	152
Vishay Intertechnology, Inc.*	14,346	211
Western Union Co.	9,387	174

		3,374

Materials (3.1%)
Cabot Corp.	1,694	64
Domtar Corp.	748	57
Eastman Chemical Co.	873	73
Freeport-McMoRan Copper & Gold, Inc.	1,304	156
Lubrizol Corp. (The)	570	61
MeadWestvaco Corp.	2,549	67
Sealed Air Corp.	2,879	73

		551

Telecommunication Services (2.8%)
MetroPCS Communications, Inc.*	11,472	145
Qwest Communications International, Inc.	23,440	178
Sprint Nextel Corp.*	38,218	162

		485

Utilities (3.0%)
Ameren Corp.	3,512	99
CMS Energy Corp.	5,532	103
Edison International	2,955	114
Entergy Corp.	1,559	111
NRG Energy, Inc.*	5,079	99

		526

Total Common Stocks (Cost $15,944)		17,502

Money Market Fund (0.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(a)	103,037	103

Total Money Market Fund (Cost $103)		103

Total Investments (Cost $16,047)(b) — 99.8%		17,605

Other assets in excess of liabilities — 0.2%		39

Net Assets — 100.0%		$17,644

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
NYS — New York Registered Shares
See Notes to Schedules of Portfolio Investments.

SP ADR — Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (97.1%)
Consumer Discretionary (5.9%)
International Game Technology	1,188,200	21,019
Lowe’s Cos., Inc.	987,550	24,768
Omnicom Group, Inc.	407,200	18,650
Walt Disney Co. (The)	344,800	12,933

		77,370

Consumer Staples (11.2%)
Colgate-Palmolive Co.	400,800	32,212
ConAgra Foods, Inc.	1,012,450	22,861
JM Smucker Co. (The)	391,908	25,729
Kimberly-Clark Corp.	519,050	32,721
Kraft Foods, Inc., Cl A	1,022,950	32,233

		145,756

Energy (11.2%)
Apache Corp.	109,600	13,068
Chevron Corp.	288,300	26,307
ConocoPhillips	407,857	27,775
Devon Energy Corp.	344,750	27,066
Occidental Petroleum Corp.	340,200	33,374
Williams Cos., Inc. (The)	742,900	18,364

		145,954

Financials (26.5%)
Bank of America Corp.	2,146,650	28,636
BB&T Corp.	1,296,251	34,079
Comerica, Inc.	661,050	27,923
Franklin Resources, Inc.	201,550	22,414
Health Care REIT, Inc.	424,400	20,219
JPMorgan Chase & Co.	634,966	26,935
Morgan Stanley	982,400	26,731
Northern Trust Corp.	596,900	33,074
People’s United Financial, Inc.	977,250	13,691
Prudential Financial, Inc.	557,551	32,734
Travelers Cos., Inc. (The)	436,500	24,317
U.S. Bancorp	1,005,250	27,112
Wells Fargo & Co.	896,700	27,789

		345,654

Health Care (11.7%)
Abbott Laboratories	674,700	32,325
Baxter International, Inc.	417,850	21,151
CIGNA Corp.	373,450	13,691
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Medtronic, Inc.	732,550	27,170
Merck & Co., Inc.	710,900	25,621
Pfizer, Inc.	1,890,350	33,100

		153,058

Industrials (17.8%)
3M Co.	224,050	19,335
ABB Ltd. SP ADR*	928,050	20,835
Emerson Electric Co.	222,050	12,695
Flowserve Corp.	249,900	29,793
General Dynamics Corp.	284,500	20,188
Illinois Tool Works, Inc.	400,900	21,408
Masco Corp.	969,400	12,273
R.R. Donnelley & Sons Co.	570,650	9,969
Republic Services, Inc.	442,700	13,219
Textron, Inc.	873,500	20,650
Union Pacific Corp.	133,850	12,403
United Parcel Service, Inc., Cl B	283,886	20,604
United Technologies Corp.	246,650	19,416

		232,788

Information Technology (4.0%)
Harris Corp.	429,940	19,476
Microsoft Corp.	1,160,750	32,408

		51,884

Materials (3.5%)
Ecolab, Inc.	267,850	13,505
International Paper Co.	481,050	13,104
Nucor Corp.	436,600	19,132

		45,741

Telecommunication Services (1.5%)
AT&T, Inc.	659,350	19,372

Utilities (3.8%)
NextEra Energy, Inc.	443,700	23,068
PPL Corp.	1,013,400	26,673

		49,741

Total Common Stocks (Cost $1,081,660)		1,267,318

Money Market Fund (3.4%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(a)	44,273,785	44,274

Total Money Market Fund (Cost $44,274)		44,274

Total Investments (Cost $1,125,934)(b) — 100.5%		1,311,592

Liabilities in excess of other assets — (0.5)%		(6,974)

Net Assets — 100.0%		$1,304,618

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

REIT	— Real Estate Investment Trust

SP ADR	— Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (96.3%)
Consumer Discretionary (14.3%)
Advance Auto Parts, Inc.	6,360	421
BorgWarner, Inc.*	5,855	424
CBS Corp., Cl B	24,805	473
Coach, Inc.	6,730	372
Darden Restaurants, Inc.	9,035	420
DreamWorks Animation SKG, Inc., Cl A*	12,495	368
Guess?, Inc.	7,560	358
Lennar Corp.(a)	13,785	258
Limited Brands, Inc.	13,740	422
M.D.C. Holdings, Inc.	5,855	168
Mohawk Industries, Inc.*	7,470	424
Newell Rubbermaid, Inc.	21,625	393
Scripps Networks Interactive, Inc., Cl A	9,229	478
Starwood Hotels & Resorts Worldwide, Inc.	6,915	420

		5,399

Consumer Staples (7.0%)
BJ’s Wholesale Club, Inc.*	9,590	459
Church & Dwight Co., Inc.	5,070	350
Clorox Co. (The)	4,750	301
Dr Pepper Snapple Group, Inc.	10,375	365
H.J. Heinz Co.	6,545	324
Mead Johnson Nutrition Co.	5,995	373
Molson Coors Brewing Co., Cl B	9,265	465

		2,637

Energy (8.3%)
Noble Energy, Inc.	4,380	377
Oil States International, Inc.*	7,560	485
Overseas Shipholding Group, Inc.	7,930	281
Plains Exploration & Production Co.*	12,540	403
SM Energy Co.	8,700	513
Superior Energy Services, Inc.*	10,788	377
Weatherford International Ltd.*	14,400	328
Williams Cos., Inc. (The)	14,800	366

		3,130

Financials (18.1%)
Ameriprise Financial, Inc.	7,339	422
Arch Capital Group Ltd.*	3,780	333
AvalonBay Communities, Inc., REIT	2,204	248
BlackRock, Inc.	1,450	276
See Notes to Schedules of Portfolio Investments

	Shares or
	Principal
	Amount($)	Value($)

Brandywine Realty Trust, REIT	34,760	405
Comerica, Inc.	5,670	240
Discover Financial Services	22,775	422
HCP, Inc., REIT	10,145	373
KeyCorp	55,000	487
Lincoln National Corp.	15,720	437
M&T Bank Corp.	5,855	510
Prosperity Bancshares, Inc.	11,155	438
SVB Financial Group*	8,115	430
Synovus Financial Corp.	83,000	219
Washington Real Estate Investment Trust	13,933	432
Weingarten Realty Investors, REIT	13,510	321
Willis Group Holdings PLC	14,110	489
XL Group PLC	16,230	354

		6,836

Health Care (9.8%)
C.R. Bard, Inc.	1,635	150
CareFusion Corp.*	18,490	475
Cephalon, Inc.*	4,055	250
Coventry Health Care, Inc.*	18,950	500
Gen-Probe, Inc.*	8,620	503
Hospira, Inc.*	7,240	403
Laboratory Corp. of America Holdings*	5,625	495
Life Technologies Corp.*	7,055	392
Mylan, Inc.*	25,300	535

		3,703

Industrials (11.2%)
Dover Corp.	8,070	472
Eaton Corp.	4,010	407
Fluor Corp.	7,820	518
ITT Corp.	10,160	529
L-3 Communications Holdings, Inc.	5,670	400
Republic Services, Inc.	14,000	418
Rockwell Automation, Inc.	6,925	496
Roper Industries, Inc.	5,530	423
Ryder System, Inc.	10,605	558

		4,221

Information Technology (13.2%)
Activision Blizzard, Inc.	37,760	470
Agilent Technologies, Inc.*	9,635	399
Altera Corp.	11,985	426
Amdocs Ltd.*	9,300	255
Analog Devices, Inc.	12,310	464
Autodesk, Inc.	11,805	451
Broadcom Corp., Cl A	9,775	426
Harris Corp.	5,070	230
NetApp, Inc.*	8,900	489
Polycom, Inc.*	12,800	499
Teradata Corp.*	11,805	486
See Notes to Schedules of Portfolio Investments

	Shares or
	Principal
	Amount($)	Value($)

Western Digital Corp.*	11,805	400

		4,995

Materials (6.9%)
Agnico-Eagle Mines Ltd.	4,150	318
Albemarle Corp.	9,610	536
FMC Corp.	5,995	479
Lubrizol Corp. (The)	3,640	389
Newmont Mining Corp.	7,240	445
Packaging Corp. of America	16,645	430

		2,597

Telecommunication Services (0.6%)
NII Holdings, Inc.*	4,885	218

Utilities (6.9%)
Constellation Energy Group, Inc.	13,370	410
MDU Resources Group, Inc.	18,165	368
NiSource, Inc.	22,775	401
OGE Energy Corp.	8,390	382
ONEOK, Inc.	5,025	279
Westar Energy, Inc.	10,695	269
Xcel Energy, Inc.	20,380	480

		2,589

Total Common Stocks (Cost $25,304)		36,325

Short-Term Investment (0.6%)
RidgeWorth Funds Securities Lending Joint Account(b) (c)	228,000	228

Total Short-Term Investment (Cost $228)		228

Money Market Fund (3.7%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(d)	1,411,550	1,412

Total Money Market Fund (Cost $1,412)		1,412

Total Investments (Cost $26,944)(e) — 100.6%		37,965

Liabilities in excess of other assets — (0.6)%		(230)

Net Assets — 100.0%		$37,735

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of December 31, 2010. The total value of securities on loan as of December 31, 2010, in thousands, was $223.

(b)	Affiliated investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2010 (See Notes to Schedules of Portfolio Investments).

(d)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

REIT	— Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (94.7%)
Consumer Discretionary (9.6%)
Brunswick Corp.	687,900	12,891
Cooper Tire & Rubber Co.	762,800	17,987
Hillenbrand, Inc.	1,017,200	21,168
International Game Technology	2,604,000	46,065
KB Home(a)	814,300	10,985
Omnicom Group, Inc.(a)	276,100	12,645
Whirlpool Corp.	333,600	29,634

		151,375

Consumer Staples (3.9%)
ConAgra Foods, Inc.	352,200	7,953
JM Smucker Co. (The)	460,800	30,251
Sara Lee Corp.	1,344,300	23,539

		61,743

Energy (9.9%)
Chesapeake Energy Corp.	605,700	15,694
EOG Resources, Inc.	388,600	35,522
QEP Resources, Inc.	746,600	27,109
Talisman Energy, Inc.	628,400	13,944
Tidewater, Inc.	148,500	7,995
Valero Energy Corp.	1,041,000	24,068
Williams Cos., Inc. (The)	1,256,800	31,068

		155,400

Financials (30.5%)
Allstate Corp. (The)	799,100	25,475
Aon Corp.	301,600	13,877
BB&T Corp.	1,844,600	48,495
Capital One Financial Corp.	583,400	24,829
Comerica, Inc.	1,033,900	43,672
Digital Realty Trust, Inc. REIT(a)	360,100	18,560
Discover Financial Services	1,321,100	24,480
Hartford Financial Services Group, Inc. (The)	1,526,900	40,448
Health Care REIT, Inc.	509,300	24,263
Lazard Ltd., Cl A	535,100	21,131
Lincoln National Corp.	1,093,200	30,402
MB Financial, Inc.	2,204,800	38,187
Northern Trust Corp.	835,000	46,267
People’s United Financial, Inc.	2,335,200	32,716
Principal Financial Group, Inc.	414,500	13,496
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Zions Bancorp.	1,432,900	34,719

		481,017

Health Care (5.0%)
CIGNA Corp.	846,500	31,033
Omnicare, Inc.	1,364,500	34,645
Teleflex, Inc.	253,700	13,651

		79,329

Industrials (20.7%)
Flowserve Corp.	306,900	36,589
General Dynamics Corp.	461,900	32,776
Gol Linhas Aereas Inteligentes SA ADR(a)	1,182,700	18,190
Harsco Corp.	1,098,600	31,112
ITT Corp.	439,600	22,908
Lennox International, Inc.	459,800	21,744
Manitowoc Co., Inc. (The)	580,800	7,614
Masco Corp.	1,730,200	21,904
Mueller Water Products, Inc., Cl A	1,802,300	7,516
R.R. Donnelley & Sons Co.	2,083,600	36,401
Republic Services, Inc.	618,700	18,474
Southwest Airlines Co.	1,481,300	19,227
SPX Corp.	166,600	11,910
Textron, Inc.	729,300	17,241
Towers Watson & Co., Cl A	437,400	22,771

		326,377

Information Technology (3.2%)
Black Box Corp.	128,546	4,922
Global Payments, Inc.	294,100	13,590
Intersil Corp., Cl A	1,636,100	24,983
Xerox Corp.	654,500	7,540

		51,035

Materials (6.6%)
Ashland, Inc.	817,000	41,552
Cytec Industries, Inc.	521,900	27,692
International Paper Co.	985,200	26,837
Valspar Corp. (The)	226,300	7,803

		103,884

Utilities (5.3%)
Constellation Energy Group, Inc.	595,300	18,234
NextEra Energy, Inc.	299,500	15,571
PPL Corp.	1,207,700	31,787
Sempra Energy	333,400	17,497

		83,089

Total Common Stocks (Cost $1,334,522)		1,493,249

Short-Term Investment (1.3%)
RidgeWorth Funds Securities Lending Joint Account(b) (c)	20,307,675	20,308

Total Short-Term Investment (Cost $20,308)		20,308

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Money Market Fund (4.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(d)	72,301,991	72,302

Total Money Market Fund (Cost $72,302)		72,302

Total Investments (Cost $1,427,132)(e) — 100.6%		1,585,859
Liabilities in excess of other assets — (0.6)%		(8,864)

Net Assets — 100.0%		$1,576,995

(a)	The security or a partial position of the security was on loan as of December 31, 2010. The total value of securities on loan as of December 31, 2010, in thousands, was $19,866.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2010 (See Notes to Schedules of Portfolio Investments).

(c)	Affiliated investment.

(d)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

REIT	— Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)

Long Positions (112.3%)
Common Stocks (111.7%)
Diversified (12.6%)
Cohen & Steers, Inc. (a)	21,500	561
Cousins Properties, Inc. REIT	20,001	167
DuPont Fabros Technology, Inc. REIT	8,000	170
PS Business Parks, Inc. REIT	2,000	112
Vornado Realty Trust REIT(a)	9,302	775
Washington Real Estate Investment Trust	6,200	192

		1,977

Health Care (11.1%)
HCP, Inc. REIT(a)	13,500	497
Health Care REIT, Inc. (a)	5,300	252
Healthcare Realty Trust, Inc. REIT	7,400	157
National Health Investors, Inc. REIT	2,400	108
Nationwide Health Properties, Inc. REIT(a)	9,900	360
OMEGA Healthcare Investors, Inc. REIT(a)	3,600	81
Senior Housing Properties Trust REIT	6,200	136
Ventas, Inc. REIT	2,900	152

		1,743

Hotels & Leisure Properties (6.9%)
Ashford Hospitality Trust, Inc. REIT*	18,200	176
FelCor Lodging Trust, Inc. REIT*	13,200	93
Hospitality Properties Trust REIT	14,300	329
Host Hotels & Resorts, Inc. REIT(a)	18,301	327
LaSalle Hotel Properties REIT	3,200	84
Strategic Hotels & Resorts, Inc. REIT*	6,900	37
Sunstone Hotel Investors, Inc. REIT*	3,700	38

		1,084

Industrials (9.5%)
AMB Property Corp. REIT	17,500	555
DCT Industrial Trust, Inc. REIT	8,300	44
Extra Space Storage, Inc. REIT	4,600	80
ProLogis REIT(a)	6,100	88
Public Storage REIT(a)	2,400	243
Sovran Self Storage, Inc. REIT	10,600	390
U-Store-It Trust REIT	9,700	93

		1,493

Land & Forest Products (3.2%)
Brookfield Infrastructure Partners L.P.	2,100	44
Potlatch Corp.	4,600	150
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Rayonier, Inc.	5,800	305

		499

Mortgage (6.6%)
American Capital Agency Corp. REIT	11,500	330
Chimera Investment Corp. REIT	7,300	30
Commonwealth REIT REIT	6,850	175
Douglas Emmett, Inc. REIT	2,200	37
Invesco Mortgage Capital, Inc. REIT	16,100	352
RAIT Financial Trust REIT*	13,400	29
Starwood Property Trust, Inc. REIT	4,000	86

		1,039

Office (13.5%)
BioMed Realty Trust, Inc. REIT	9,000	168
Boston Properties, Inc. REIT(a)	5,100	439
Corporate Office Properties Trust REIT	6,200	217
Digital Realty Trust, Inc. REIT	2,500	129
Kilroy Realty Corp. REIT	8,500	310
Lexington Realty Trust REIT	18,700	148
Liberty Property Trust REIT	8,700	278
Mack-Cali Realty Corp. REIT	11,200	370
Parkway Properties, Inc. REIT(a)	3,600	63

		2,122

Real Estate Services (0.5%)
Government Properties Income Trust REIT	2,800	75

Residential (17.5%)
Alexander’s, Inc. REIT	200	83
American Campus Communities, Inc. REIT	6,500	206
AvalonBay Communities, Inc. REIT	4,000	450
BRE Properties, Inc. REIT	3,200	139
Camden Property Trust REIT	4,700	254
Equity Lifestyle Properties, Inc. REIT	1,500	84
Equity Residential REIT(a)	8,800	457
Essex Property Trust, Inc. REIT	2,900	331
Home Properties, Inc. REIT	3,200	178
Post Properties, Inc. REIT	8,400	305
UDR, Inc. REIT	11,100	261

		2,748

Retail (30.3%)
Acadia Realty Trust REIT	2,000	36
CBL & Associates Properties, Inc. REIT	7,500	131
Cedar Shopping Centers, Inc. REIT	5,800	36
Developers Diversified Realty Corp. REIT(a)	17,000	239
Equity One, Inc. REIT	4,400	80
Federal Realty Investment Trust REIT	1,100	86
General Growth Properties, Inc. REIT	46,100	714
Glimcher Realty Trust REIT	5,800	49
Inland Real Estate Corp. REIT	13,500	119
Kimco Realty Corp. REIT	16,300	294
Kite Realty Group Trust REIT	15,700	85
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Macerich Co. (The) REIT(a)	7,042	334
Realty Income Corp. REIT	2,300	79
Regency Centers Corp. REIT(a)	18,500	781
Simon Property Group, Inc. REIT(a)	14,204	1,413
Taubman Centers, Inc. REIT	1,600	81
Weingarten Realty Investors REIT	8,200	195

		4,752

Total Common Stocks (Cost $14,714)		17,532

Money Market Fund (0.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(b)	97,353	97

Total Money Market Fund (Cost $97)		97

Total Investments
Total Long Positions (Cost $14,811)(c) — 112.3%		17,629

Other assets in excess of liabilities — 0.3%		49
Short Positions (see summary below) — (12.6)%		(1,973)

Net Assets — 100.0%		$15,705

Short Positions ((12.6)%)
Common Stocks Sold Short ((12.6)%)
Diversified ((0.6)%)
Colonial Properties Trust REIT	(1,900)	(34)
FBR Capital Markets Corp. *	(3,700)	(14)
Winthrop Realty Trust REIT	(3,600)	(46)

		(94)

Health Care ((0.8)%)
LTC Properties, Inc. REIT	(2,100)	(59)
Universal Health Realty Income Trust REIT	(1,800)	(66)

		(125)

Homebuilders ((0.9)%)
Cavco Industries, Inc. *	(1,500)	(70)
Pulte Group, Inc. *	(2,600)	(20)
Toll Brothers, Inc. *	(2,900)	(55)

		(145)

Hotels & Leisure Properties ((2.3)%)
Choice Hotels International, Inc.	(900)	(35)
DiamondRock Hospitality Co. REIT*	(14,600)	(175)
Pebblebrook Hotel Trust REIT	(7,400)	(150)

		(360)

Mortgage ((4.4)%)
Anworth Mortgage Asset Corp. REIT	(8,200)	(57)
Capstead Mortgage Corp. REIT	(15,600)	(197)
iStar Financial, Inc. REIT*	(6,700)	(52)
Redwood Trust, Inc. REIT	(5,300)	(79)
Two Harbors Investment Corp. REIT	(9,800)	(96)
Walter Investment Management Corp. REIT	(11,400)	(205)

		(686)

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Residential ((0.5)%)
Mid-America Apartment Communities, Inc. REIT	(1,300)	(82)

Retail ((3.1)%)
National Retail Properties, Inc. REIT	(1,700)	(45)
Saul Centers, Inc. REIT	(9,200)	(436)

		(481)

Total Short Positions (Proceeds $(1,873))		(1,973)

*	Non-income producing security.

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

REIT	— Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Select Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (98.0%)
Consumer Discretionary (11.6%)
Bed Bath & Beyond, Inc.*	54,305	2,669
Carnival Corp.	69,830	3,220
Coach, Inc.	41,585	2,300
Priceline.com, Inc.*	3,825	1,528
Viacom, Inc., Cl B	51,845	2,054

		11,771

Consumer Staples (4.7%)
PepsiCo, Inc.	30,485	1,992
Philip Morris International, Inc.	47,985	2,808

		4,800

Energy (10.8%)
Cameron International Corp.*	49,510	2,512
Halliburton Co.	72,775	2,971
Occidental Petroleum Corp.	22,785	2,235
Schlumberger Ltd.	39,555	3,303

		11,021

Financials (10.0%)
American Express Co.	47,195	2,025
Goldman Sachs Group, Inc. (The)	14,930	2,511
PNC Financial Services Group, Inc.	34,895	2,119
T. Rowe Price Group, Inc.	53,905	3,479

		10,134

Health Care (9.3%)
Abbott Laboratories	41,530	1,990
AmerisourceBergen Corp.	71,010	2,423
Express Scripts, Inc.*	51,855	2,803
Thermo Fisher Scientific, Inc.*	41,355	2,289

		9,505

Industrials (15.1%)
Emerson Electric Co.	46,535	2,660
Fluor Corp.	39,750	2,634
Illinois Tool Works, Inc.	39,670	2,118
Precision Castparts Corp.	15,505	2,159
Union Pacific Corp.	36,825	3,412
United Parcel Service, Inc., Cl B	33,765	2,451

		15,434

Information Technology (28.9%)
Analog Devices, Inc.	86,215	3,248
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Apple, Inc.*	17,140	5,529
Broadcom Corp., Cl A	50,250	2,188
EMC Corp.*	114,135	2,614
Google, Inc., Cl A*	6,169	3,664
Intuit, Inc.*	40,355	1,989
Juniper Networks, Inc.*	102,570	3,787
Oracle Corp.	111,110	3,478
Visa, Inc., Cl A	42,520	2,992

		29,489

Materials (4.5%)
Lubrizol Corp. (The)	19,365	2,070
Praxair, Inc.	26,750	2,554

		4,624

Telecommunication Services (3.1%)
American Tower Corp., Cl A*	61,140	3,157

Total Common Stocks (Cost $71,608)		99,935

Money Market Fund (2.0%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(a)	2,040,533	2,041

Total Money Market Fund (Cost $2,041)		2,041

Total Investments (Cost $73,649)(b) — 100.0%		101,976

Liabilities in excess of other assets — 0.0%		(20)

Net Assets — 100.0%		$101,956

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (98.1%)
Consumer Discretionary (16.4%)
AnnTaylor Stores Corp.*	184,155	5,044
Asbury Automotive Group, Inc.*	198,310	3,665
AscenaRetail Group, Inc.	119,815	3,165
Bravo Brio Restaurant Group, Inc.*	39,338	754
California Pizza Kitchen, Inc.*	75,710	1,308
Chico’s FAS, Inc.	288,050	3,465
Coinstar, Inc.*	67,200	3,793
Cooper Tire & Rubber Co.	166,720	3,931
Deckers Outdoor Corp.*	50,110	3,996
DSW, Inc., Cl A*	99,210	3,879
E-Commerce China Dangdang, Inc. SP ADR* (a)	23,625	640
E.W. Scripps Co. (The), Cl A*	277,720	2,819
hhgregg, Inc.* (a)	141,600	2,967
Jo-Ann Stores, Inc.*	80,640	4,856
Life Time Fitness, Inc.*	76,860	3,150
Ruby Tuesday, Inc.*	141,480	1,848
Steven Madden Ltd.*	82,150	3,427
Tempur-Pedic International, Inc.*	78,560	3,147
Tenneco, Inc.*	104,380	4,296
Ulta Salon Cosmetics & Fragrance, Inc.*	66,525	2,262
Valassis Communications, Inc.*	76,650	2,480

		64,892

Consumer Staples (1.6%)
Diamond Foods, Inc.(a)	55,980	2,977
Nu Skin Enterprises, Inc., Cl A	116,520	3,526

		6,503

Energy (7.0%)
Berry Petroleum Co., Cl A	61,700	2,696
Brigham Exploration Co.*	146,790	3,999
CARBO Ceramics, Inc.	42,560	4,407
Clean Energy Fuels Corp.* (a)	79,610	1,102
Complete Production Services, Inc.*	92,300	2,727
Gulfport Energy Corp.*	106,150	2,298
North American Energy Partners, Inc.*	219,450	2,690
Oasis Petroleum, Inc.*	65,570	1,778
Overseas Shipholding Group, Inc.(a)	61,050	2,162
World Fuel Services Corp.	106,180	3,840

		27,699

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Financials (8.1%)
Cardtronics, Inc.*	145,680	2,579
Cathay General Bancorp	169,750	2,835
Encore Capital Group, Inc.*	148,380	3,479
MB Financial, Inc.	164,490	2,849
PMI Group, Inc. (The)*	533,940	1,762
Portfolio Recovery Associates, Inc.*	51,230	3,852
Stifel Financial Corp.*	68,350	4,240
Synovus Financial Corp.	1,145,350	3,024
Webster Financial Corp.	94,350	1,859
Wintrust Financial Corp.	69,200	2,286
World Acceptance Corp.* (a)	61,130	3,228

		31,993

Health Care (14.6%)
Acorda Therapeutics, Inc.*	57,650	1,572
Bio-Reference Laboratories, Inc.*	113,540	2,518
Catalyst Health Solutions, Inc.*	83,070	3,862
Computer Programs & Systems, Inc.	23,220	1,088
Cubist Pharmaceuticals, Inc.*	104,830	2,243
Enzon Pharmaceuticals, Inc.* (a)	140,505	1,710
HealthSouth Corp.*	185,710	3,846
HeartWare International, Inc.* (a)	26,770	2,344
ICON PLC SP ADR*	103,130	2,259
Incyte Corp. Ltd.*	126,940	2,102
Medicis Pharmaceutical Corp., CL A	41,310	1,107
Merit Medical Systems, Inc.*	103,440	1,638
Momenta Pharmaceuticals, Inc.* (a)	124,670	1,866
Neogen Corp.*	69,690	2,859
NuVasive, Inc.* (a)	89,290	2,290
Onyx Pharmaceuticals, Inc.*	85,675	3,159
Par Pharmaceutical Cos., Inc.*	30,210	1,163
PSS World Medical, Inc.*	117,400	2,653
Quality Systems, Inc.(a)	22,540	1,574
Questcor Pharmaceuticals, Inc.*	142,570	2,100
Salix Pharmaceuticals Ltd.*	79,380	3,728
SonoSite, Inc.*	65,710	2,077
STERIS Corp.	100,650	3,670
Viropharma, Inc.*	85,360	1,478
West Pharmaceutical Services, Inc.	64,840	2,671

		57,577

Industrials (18.5%)
AAR Corp.*	113,845	3,127
Actuant Corp.	165,965	4,418
Alaska Air Group, Inc.*	32,760	1,857
Albany International Corp., Cl A	115,390	2,734
American Reprographics Co.*	153,130	1,162
American Science & Engineering, Inc.	22,190	1,891
ArvinMeritor, Inc.*	185,570	3,808
Astec Industries, Inc.*	62,940	2,040
Barnes Group, Inc.	190,860	3,945
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Belden, Inc.	72,121	2,655
CIRCOR International, Inc.	69,206	2,926
EMCOR Group, Inc.*	131,110	3,800
EnPro Industries, Inc.*	80,420	3,342
Forward Air Corp.	132,120	3,750
Hexcel Corp.*	158,760	2,872
Hub Group, Inc., Cl A*	135,130	4,748
II-VI, Inc.*	28,240	1,309
InnerWorkings, Inc.*	319,485	2,093
Kelly Services, Inc., Cl A*	84,562	1,590
Knight Transportation, Inc.	147,820	2,809
MasTec, Inc.*	126,910	1,852
MYR Group, Inc.*	97,670	2,051
RSC Holdings, Inc.*	354,770	3,455
Tetra Tech, Inc.*	158,450	3,971
Triumph Group, Inc.	28,210	2,522
UTi Worldwide, Inc.	109,290	2,317

		73,044

Information Technology (27.1%)
Acme Packet, Inc.*	28,300	1,504
Anixter International, Inc.	51,980	3,105
Ariba, Inc.*	147,070	3,455
Aruba Networks, Inc.*	158,950	3,319
AsiaInfo Holdings, Inc.* (a)	141,275	2,341
Atheros Communications*	52,740	1,894
Bottomline Technologies, Inc.*	102,290	2,221
Cavium Networks, Inc.*	42,460	1,600
Cirrus Logic, Inc.* (a)	177,790	2,841
Coherent, Inc.*	58,890	2,658
Concur Technologies, Inc.*	40,560	2,106
Constant Contact, Inc.* (a)	121,220	3,757
Cymer, Inc.*	60,540	2,729
FleetCor Technologies, Inc.*	36,385	1,125
GSI Commerce, Inc.*	116,810	2,710
Lawson Software, Inc.*	358,450	3,316
MICROS Systems, Inc.*	35,570	1,560
NETGEAR, Inc.*	133,790	4,506
Netlogic Microsystems, Inc.*	136,230	4,279
NetSuite, Inc.* (a)	136,550	3,414
NIC, Inc.	158,300	1,537
OpenTable, Inc.* (a)	27,270	1,922
Plantronics, Inc.	100,850	3,754
Rackspace Hosting, Inc.* (a)	142,735	4,483
Radiant Systems, Inc.*	158,240	3,097
RightNow Technologies, Inc.*	72,540	1,717
Riverbed Technology, Inc.*	31,080	1,093
Sapient Corp.	139,860	1,692
SAVVIS, Inc.*	117,020	2,986
SuccessFactors, Inc.*	85,240	2,469
Taleo Corp., Cl A*	95,645	2,645
Tech Data Corp.*	58,780	2,587
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

TIBCO Software, Inc.*	243,280	4,795
TNS, Inc.*	103,840	2,160
TriQuint Semiconductor, Inc.*	364,170	4,257
Veeco Instruments, Inc.* (a)	63,580	2,731
VeriFone Systems, Inc.*	89,320	3,444
VistaPrint NV*	39,260	1,806
Volterra Semiconductor Corp.*	140,340	3,250

		106,865

Materials (4.8%)
AMCOL International Corp.	76,240	2,364
Arch Chemicals, Inc.	58,460	2,217
Boise, Inc.	327,760	2,599
Brush Engineered Materials, Inc.*	70,290	2,716
PolyOne Corp.*	200,590	2,505
Quaker Chemical Corp.	65,150	2,715
Rock-Tenn Co., Cl A	40,410	2,180
Rockwood Holdings, Inc.*	39,110	1,530

		18,826

Total Common Stocks (Cost $291,525)		387,399

Short-Term Investment (8.9%)
RidgeWorth Funds Securities Lending Joint Account(b) (c)	35,168,625	35,169

Total Short-Term Investment (Cost $35,169)		35,169

Money Market Fund (2.1%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(d)	8,222,507	8,223

Total Money Market Fund (Cost $8,223)		8,223

Total Investments (Cost $334,917)(e) — 109.1%		430,791
Liabilities in excess of other assets — (9.1)%		(35,793)

Net Assets — 100.0%		$394,998

*	Non-income producing security.

(a)	The security or a partial position of the security was on loan as of December 31, 2010. The total value of securities on loan as of December 31, 2010, in thousands, was $34,337.

(b)	Affiliated investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2010 (See Notes to Schedules of Portfolio Investments).

(d)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

SP ADR	— Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)

Common Stocks (97.6%)
Consumer Discretionary (13.4%)
Aaron’s, Inc.	446,850	9,111
Brunswick Corp.	502,100	9,409
Columbia Sportswear Co.	194,000	11,698
Guess?, Inc.	576,154	27,264
Harte-Hanks, Inc.	176,250	2,251
Hillenbrand, Inc.	105,400	2,193
Jones Apparel Group, Inc. (The)	543,300	8,443
NutriSystem, Inc.	280,050	5,890
PRIMEDIA, Inc.	394,614	1,658
Rent-A-Center, Inc.	198,600	6,411
Scholastic Corp.	396,350	11,708
Thor Industries, Inc.	345,500	11,733
Wolverine World Wide, Inc.	727,450	23,191

		130,960

Consumer Staples (3.1%)
Flowers Foods, Inc.	401,500	10,804
PriceSmart, Inc.	183,700	6,986
Spartan Stores, Inc.	80,250	1,360
WD-40 Co.	280,950	11,317

		30,467

Energy (2.1%)
Holly Corp.	157,700	6,429
Overseas Shipholding Group, Inc.	90,200	3,195
Southern Union Co.	192,100	4,624
Tidewater, Inc.	112,700	6,068

		20,316

Financials (17.9%)
Advance America Cash Advance Centers, Inc.	931,950	5,256
Banco Latinoamericano de Expectaciones SA, Ser E	209,750	3,872
Bank of Hawaii Corp.	122,100	5,764
Campus Crest Communities, Inc. REIT	70,400	987
Cash America International, Inc.	787,750	29,092
Compass Diversified Holdings	538,100	9,519
Cullen/Frost Bankers, Inc.	234,800	14,351
Evercore Partners, Inc., Cl A	265,450	9,025
Federated Investors, Inc., Cl B	357,800	9,364
Hanover Insurance Group, Inc. (The)	365,750	17,088
HCC Insurance Holdings, Inc.	883,100	25,557
JMP Group, Inc.	548,300	4,184
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Monmouth Real Estate Investment Corp., Cl A REIT	31,900	271
National Retail Properties, Inc. REIT	368,950	9,777
Oppenheimer Holdings, Inc., Cl A	155,300	4,070
Tower Group, Inc.	263,150	6,731
UMB Financial Corp.	275,050	11,393
Washington Real Estate Investment Trust	259,950	8,056

		174,357

Health Care (8.3%)
Cooper Cos., Inc. (The)	576,596	32,485
Ensign Group, Inc.	221,000	5,496
Omnicare, Inc.	524,600	13,320
STERIS Corp.	419,557	15,297
Techne Corp.	75,000	4,925
Teleflex, Inc.	169,050	9,097

		80,620

Industrials (30.9%)
A.O. Smith Corp.	906,675	34,526
ABM Industries, Inc.	219,000	5,760
Ameron International Corp.	69,800	5,331
Badger Meter, Inc.	176,650	7,811
Comfort Systems USA, Inc.	156,000	2,055
Cubic Corp.	106,150	5,005
Gol Linhas Aereas Inteligentes SA ADR	656,750	10,101
Grupo Aeroportuario del Pacifico SA de CV SP ADR	449,176	18,241
Harsco Corp.	363,200	10,286
HEICO Corp., Cl A	76,075	2,839
Herman Miller, Inc.	431,300	10,912
Houston Wire & Cable Co.	357,000	4,798
IESI-BFC Ltd.	1,225,350	29,776
Interface, Inc., Cl A	2,084,171	32,617
John Beam Technologies Corp.	521,500	10,498
Lennox International, Inc.	234,200	11,075
Nordson Corp.	176,400	16,208
Ryder System, Inc.	142,900	7,522
Snap-on, Inc.	369,650	20,915
Tennant Co.	114,800	4,409
Towers Watson & Co., Cl A	315,500	16,425
Valmont Industries, Inc.	160,650	14,254
Viad Corp.	335,500	8,545
Wabtec Corp.	231,500	12,244

		302,153

Information Technology (9.8%)
Aixtron AG SP ADR	1,003,920	37,346
Black Box Corp.	233,650	8,947
Cohu, Inc.	267,553	4,436
Comtech Telecommunications Corp.	299,700	8,311
Intersil Corp., Cl A	1,702,640	25,999
Plantronics, Inc.	298,050	11,093

		96,132

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Materials (8.3%)
Cytec Industries, Inc.	148,200	7,863
Olin Corp.	777,900	15,962
Sensient Technologies Corp.	474,265	17,420
Steel Dynamics, Inc.	431,400	7,895
Valspar Corp. (The)	933,550	32,189

		81,329

Utilities (3.8%)
Aqua America, Inc.	455,300	10,235
Avista Corp.	257,950	5,809
California Water Service Group	197,200	7,349
Ormat Technologies, Inc.	281,400	8,324
Unisource Energy Corp.	140,200	5,025

		36,742

Total Common Stocks (Cost $782,638)		953,076

Money Market Fund (4.4%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(a)	42,950,541	42,951

Total Money Market Fund (Cost $42,951)		42,951

Total Investments (Cost $825,589)(b) — 102.0%		996,027

Liabilities in excess of other assets — (2.0)%		(19,638)

Net Assets — 100.0%		$976,389

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

REIT	— Real Estate Investment Trust

SP ADR	— Sponsored American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)

Long Positions (131.6%)
Common Stocks (130.9%)
Consumer Discretionary (12.5%)
American Greetings Corp., Cl A(a)	2,700	60
Apollo Group, Inc., Cl A*	900	35
Big Lots, Inc.* (a)	1,000	30
Blyth, Inc.	1,200	41
Bob Evans Farms, Inc.(a)	800	26
California Pizza Kitchen, Inc.*	1,700	29
CEC Entertainment, Inc.*	900	35
Cheesecake Factory, Inc. (The)*	1,200	37
Coach, Inc.(a)	3,200	177
Comcast Corp., Cl A	1,600	35
Darden Restaurants, Inc.	800	37
DIRECTV, Cl A* (a)	2,100	84
Expedia, Inc.	700	18
Ford Motor Co.* (a)	8,600	144
Fuel Systems Solutions, Inc.*	1,000	29
GameStop Corp., Cl A*	1,600	37
Gap, Inc. (The)(a)	4,100	91
Garmin Ltd.	1,100	34
ITT Educational Services, Inc.*	500	32
LaCrosse Footwear, Inc.(a)	600	10
Mattel, Inc.	1,000	25
News Corp., Cl A	1,600	23
NutriSystem, Inc.	1,600	34
Papa John’s International, Inc.*	600	17
PetSmart, Inc.	500	20
RadioShack Corp.(a)	3,600	67
Stage Stores, Inc.	1,200	21
Starbucks Corp.(a)	2,200	71
Tempur-Pedic International, Inc.*	1,200	48
Timberland Co. (The), Cl A* (a)	2,800	69
Time Warner Cable, Inc., Cl A	800	53
Time Warner, Inc.(a)	3,600	116
TJX Cos., Inc. (The)	1,000	44
Washington Post Co. (The), Cl B(a)	400	176

		1,805

Consumer Staples (8.7%)
Archer-Daniels-Midland Co.	1,500	45
Boston Beer Co., Inc. (The), Cl A* (a)	700	66
Clorox Co. (The)	500	32
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

ConAgra Foods, Inc.	1,000	23
Dr Pepper Snapple Group, Inc.	1,600	56
Hansen Natural Corp.*	800	42
Herbalife Ltd.	600	41
Hershey Co. (The)	600	28
Hormel Foods Corp.	700	36
Kimberly-Clark Corp.(a)	300	19
Lorillard, Inc.(a)	900	74
Oil-Dri Corp.	1,500	32
PepsiCo, Inc.(a)	800	52
Philip Morris International, Inc.(a)	2,300	135
Procter & Gamble Co. (The)(a)	2,500	161
Safeway, Inc.(a)	3,100	70
Sara Lee Corp.	2,100	37
Wal-Mart Stores, Inc.(a)	5,700	307

		1,256

Energy (11.1%)
Apache Corp.(a)	1,100	131
Chevron Corp.(a)	3,500	319
ConocoPhillips(a)	3,300	225
Diamond Offshore Drilling, Inc.	1,100	74
El Paso Corp.	1,400	19
Exxon Mobil Corp.(a)	3,208	235
Helmerich & Payne, Inc.	600	29
Hess Corp.	300	23
Marathon Oil Corp.(a)	600	22
McMoRan Exploration Co.* (a)	2,000	34
Murphy Oil Corp.(a)	2,300	172
Occidental Petroleum Corp.(a)	2,000	196
RPC, Inc.	1,900	34
Schlumberger Ltd.(a)	700	59
Williams Cos., Inc. (The)	1,100	27

		1,599

Financials (17.6%)
Alliance Financial Corp.	1,100	35
American Express Co.	900	39
American National Insurance Co.(a)	700	60
Axis Capital Holdings Ltd.	2,200	79
Bank of America Corp.(a)	6,000	80
Calamos Asset Management, Inc.	2,800	39
Chubb Corp.	1,300	77
Citigroup, Inc.* (a)	12,200	58
CNA Financial Corp.* (a)	1,100	30
Credit Acceptance Corp.*	600	38
Ellington Financial LLC	3,800	84
Encore Capital Group, Inc.* (a)	4,600	108
Everest Re Group Ltd.	600	51
FBL Financial Group, Inc., Cl A	1,300	37
Fifth Third Bancorp(a)	5,700	84
First Financial Corp.(a)	800	28
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Franklin Resources, Inc.	800	89
Global Indemnity PLC*	1,500	31
Goldman Sachs Group, Inc. (The)(a)	500	84
Hartford Financial Services Group, Inc. (The)(a)	7,100	188
Heartland Financial USA, Inc.(a)	1,200	21
JPMorgan Chase & Co.(a)	9,200	390
KeyCorp	4,400	39
Life Partners Holdings, Inc.	1,900	36
M&T Bank Corp.	700	61
MCG Capital Corp.	5,900	41
Morgan Stanley(a)	1,900	52
Nelnet, Inc., Cl A	3,200	76
PennantPark Investment Corp.	1,700	21
ProAssurance Corp.*	600	36
Prudential Financial, Inc.	600	35
QC Holdings, Inc.(a)	3,900	15
Shore Bancshares, Inc.(a)	672	7
Travelers Cos., Inc. (The)(a)	2,100	117
Validus Holdings Ltd.	3,600	110
Wells Fargo & Co.(a)	3,900	121
Westwood Holdings Group, Inc.	700	28

		2,525

Health Care (19.9%)
Aetna, Inc.(a)	1,100	34
Almost Family, Inc.*	1,300	50
Amgen, Inc.* (a)	2,500	137
Assisted Living Concepts, Inc., Cl A* (a)	1,000	33
Baxter International, Inc.(a)	1,900	96
Bio-Rad Laboratories, Inc., Cl A* (a)	600	62
Biogen Idec, Inc.* (a)	1,800	121
C.R. Bard, Inc.	400	37
Cardinal Health, Inc.	200	8
Cephalon, Inc.*	3,200	198
CIGNA Corp.	1,500	55
Codexis, Inc.*	1,440	15
Cubist Pharmaceuticals, Inc.* (a)	1,800	39
Eli Lilly & Co.(a)	5,000	175
Emergent Biosolutions, Inc.* (a)	4,700	110
Forest Laboratories, Inc.*	3,000	96
Gilead Sciences, Inc.*	1,200	43
Hill-Rom Holdings, Inc.	500	20
Humana, Inc.* (a)	4,900	268
Impax Laboratories, Inc.*	1,700	34
Intuitive Surgical, Inc.*	100	26
Johnson & Johnson(a)	6,300	390
Kensey Nash Corp.*	1,400	39
Kindred Healthcare, Inc.* (a)	2,400	44
King Pharmaceuticals, Inc.* (a)	6,000	84
Martek Biosciences Corp.* (a)	5,700	178
Maxygen, Inc.(a)	7,700	30
Pfizer, Inc.(a)	4,386	77
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Stryker Corp.(a)	1,000	54
UnitedHealth Group, Inc.(a)	2,100	76
Universal American Corp.	2,500	51
Viropharma, Inc.*	2,200	38
WellPoint, Inc.*	500	28
Zimmer Holdings, Inc.* (a)	2,200	118

		2,864

Industrials (12.4%)
3M Co.(a)	1,300	112
Alliant Techsystems, Inc.*	500	37
Atlas Air Worldwide Holdings, Inc.*	600	33
AZZ, Inc.	600	24
Brady Corp., Cl A(a)	300	10
Consolidated Graphics, Inc.* (a)	700	34
Courier Corp.	2,100	33
CSX Corp.(a)	1,200	77
Deere & Co.	800	66
Dollar Thrifty Automotive Group, Inc.*	1,000	47
Dun & Bradstreet Corp. (The)	400	33
Dycom Industries, Inc.*	1,200	18
Emerson Electric Co.(a)	3,000	171
Fastenal Co.	600	36
FedEx Corp.(a)	500	46
General Dynamics Corp.(a)	700	50
General Electric Co.(a)	5,200	95
Honeywell International, Inc.	500	27
Layne Christensen Co.*	900	31
Lockheed Martin Corp.	500	35
NN, Inc.*	3,600	44
Parker Hannifin Corp.	600	52
Pinnacle Airlines Corp.*	4,300	34
R.R. Donnelley & Sons Co.	1,700	30
Raytheon Co.(a)	3,400	158
Rockwell Automation, Inc.(a)	200	14
Ryder System, Inc.(a)	1,800	95
Sauer-Danfoss, Inc.*	1,500	42
Toro Co. (The)(a)	1,600	99
Union Pacific Corp.	500	46
United Parcel Service, Inc., Cl B(a)	1,800	131
United Technologies Corp.(a)	200	16

		1,776

Information Technology (33.4%)
Amdocs Ltd.*	1,800	49
Analog Devices, Inc.(a)	3,700	139
Apple, Inc.* (a)	900	290
ATMI, Inc.* (a)	2,300	46
Autodesk, Inc.* (a)	7,900	302
BMC Software, Inc.*	600	28
Cisco Systems, Inc.* (a)	7,800	158
Computer Sciences Corp.(a)	2,300	114
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Comtech Telecommunications Corp.	1,200	33
DST Systems, Inc.	1,500	67
Earthlink, Inc.	3,600	31
eBay, Inc.* (a)	4,000	111
Electro Rent Corp.(a)	8,300	134
ExlService Holdings, Inc.* (a)	1,900	41
Fairchild Semiconductor International, Inc.*	2,400	37
Harris Corp.	900	41
IAC/InterActiveCorp*	1,600	46
InfoSpace, Inc.*	5,400	45
Insight Enterprises, Inc.*	2,600	34
Intel Corp.(a)	17,300	364
International Business Machines Corp.(a)	2,700	396
JDS Uniphase Corp.*	2,200	32
KLA-Tencor Corp.	900	35
Lexmark International, Inc., Cl A* (a)	4,400	153
Manhattan Associates, Inc.* (a)	4,000	122
Microsoft Corp.(a)	20,500	572
Molex, Inc.	3,200	73
Motorola, Inc.*	4,100	37
Oracle Corp.(a)	2,800	88
PC Connection, Inc.*	2,700	24
Power-One, Inc.*	3,100	32
QLogic Corp.* (a)	6,200	106
Richardson Electronics Ltd.	3,400	40
RightNow Technologies, Inc.* (a)	1,400	33
Seagate Technology PLC*	3,300	50
SRA International, Inc., Cl A*	1,400	29
Symantec Corp.* (a)	2,000	33
Tellabs, Inc.	15,300	104
Texas Instruments, Inc.(a)	5,800	188
Tyco Electronics Ltd.	1,200	42
Unisys Corp.*	1,300	34
ValueClick, Inc.*	2,600	42
Vishay Intertechnology, Inc.* (a)	12,000	176
Vishay Precision Group, Inc.*	21	—
Western Digital Corp.* (a)	1,500	51
Western Union Co.	1,700	32
Xilinx, Inc.(a)	1,200	35
Yahoo!, Inc.* (a)	7,900	131

		4,800

Materials (7.2%)
Alcoa, Inc.	5,000	77
Ashland, Inc.	1,000	51
Buckeye Technologies, Inc.	1,600	34
Coeur d’Alene Mines Corp.*	1,400	38
Domtar Corp.	400	30
E.I. du Pont de Nemours & Co.(a)	500	25
Eastman Chemical Co.	700	59
Freeport-McMoRan Copper & Gold, Inc.(a)	1,400	168
Huntsman Corp.	2,200	34
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Kronos Worldwide, Inc.	1,700	72
Minerals Technologies, Inc.	700	46
Newmont Mining Corp.(a)	1,900	117
OM Group, Inc.* (a)	1,100	42
PolyOne Corp.*	2,100	26
Rockwood Holdings, Inc.*	1,900	74
Sealed Air Corp.	1,500	38
Sonoco Products Co.	1,000	34
Universal Stainless & Alloy Products, Inc.*	400	13
Walter Energy, Inc.	500	64

		1,042

Telecommunication Services (5.8%)
AT&T, Inc.(a)	6,900	203
Qwest Communications International, Inc.	4,200	32
Telephone & Data Systems, Inc.(a)	6,700	245
United States Cellular Corp.* (a)	1,800	90
USA Mobility, Inc.(a)	13,200	234
Verizon Communications, Inc.	1,000	36

		840

Utilities (2.3%)
DTE Energy Co.	500	23
Entergy Corp.	800	57
Exelon Corp.(a)	1,900	79
Progress Energy, Inc.	1,500	65
TECO Energy, Inc.(a)	3,000	53
Xcel Energy, Inc.(a)	2,300	54

		331

Total Common Stocks (Cost $16,572)		18,838

Money Market Fund (0.7%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(b)	90,541	91

Total Money Market Fund (Cost $91)		91

Total Investments
Total Long Positions (Cost $16,663)(c) — 131.6%		18,929

Other assets in excess of liabilities — 0.7%		109
Short Positions (see summary below) — (32.3)%		(4,650)

Net Assets — 100.0%		$14,388

Short Positions ((32.3)%)
Common Stocks Sold Short ((32.3)%)
Consumer Discretionary ((2.3)%)
bebe Stores, Inc.	(2,900)	(17)
Cavco Industries, Inc.*	(600)	(28)
Gentex Corp.	(1,600)	(47)
K-Swiss, Inc., Cl A*	(2,800)	(35)
Liberty Media Corp. Capital, Cl A*	(600)	(38)
Liz Claiborne, Inc.*	(3,700)	(26)
M.D.C. Holdings, Inc.	(2,700)	(78)
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Princeton Review, Inc. (The)*	(5,200)	(6)
Ryland Group, Inc. (The)	(3,600)	(61)

		(336)

Consumer Staples ((0.2)%)
Central European Distribution Corp.*	(1,000)	(23)

Energy ((0.1)%)
Carrizo Oil & Gas, Inc.*	(600)	(21)

Financials ((3.3)%)
Arthur J Gallagher & Co.	(3,300)	(96)
Associated Banc-Corp	(2,700)	(41)
CoBiz Financial, Inc.	(3,900)	(24)
Dollar Financial Corp.*	(1,200)	(35)
First Financial Holdings, Inc.	(2,100)	(24)
Interactive Brokers Group, Inc., Cl A	(1,700)	(30)
Marsh & McLennan Cos., Inc.	(1,200)	(33)
MGIC Investment Corp.*	(6,400)	(65)
OneBeacon Insurance Group Ltd.	(2,000)	(30)
Susquehanna Bancshares, Inc.	(3,600)	(35)
White Mountains Insurance Group Ltd.	(200)	(67)

		(480)

Health Care ((5.8)%)
Allos Therapeutics, Inc.*	(5,900)	(27)
Ardea Biosciences, Inc.*	(1,300)	(34)
BioScrip, Inc.*	(9,500)	(50)
Celldex Therapeutics, Inc.*	(3,900)	(16)
Community Health Systems, Inc.*	(1,200)	(45)
Dendreon Corp.*	(1,500)	(52)
DexCom, Inc.*	(2,500)	(34)
Emergency Medical Services Corp., Cl A*	(600)	(39)
ExamWorks Group, Inc.*	(2,000)	(37)
Hanger Orthopedic Group, Inc.*	(2,400)	(51)
Healthsouth Corp.*	(2,700)	(56)
HeartWare International, Inc.*	(1,000)	(88)
HMS Holdings Corp.*	(400)	(26)
Human Genome Sciences, Inc.*	(1,100)	(26)
ImmunoGen, Inc.*	(3,100)	(29)
MAKO Surgical Corp.*	(2,500)	(38)
Metabolix, Inc.*	(1,700)	(21)
Myrexis, Inc.*	(5,800)	(24)
Optimer Pharmaceuticals, Inc.*	(3,400)	(38)
RehabCare Group, Inc.*	(3,000)	(71)
Vertex Pharmaceuticals, Inc.*	(900)	(31)

		(833)

Industrials ((2.6)%)
AMR Corp.*	(6,300)	(49)
Columbus McKinnon Corp.*	(1,800)	(37)
Flanders Corp.*	(2,700)	(8)
FreightCar America, Inc.	(1,100)	(32)
Herman Miller, Inc.	(100)	(3)
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Ingersoll-Rand PLC	(1,100)	(52)
Integrated Electrical Services, Inc.*	(5,100)	(18)
Roadrunner Transportation Systems, Inc.*	(3,900)	(56)
Satcon Technology Corp.*	(8,700)	(39)
Terex Corp.*	(1,400)	(43)
USG Corp.*	(2,300)	(39)

		(376)

Information Technology ((14.5)%)
Alliance Data Systems Corp.	(1,500)	(107)
Ariba, Inc.*	(1,500)	(35)
Atheros Communications, Inc.*	(2,500)	(90)
Avid Technology, Inc.*	(2,200)	(38)
Bottomline Technologies, Inc.*	(4,700)	(102)
Broadridge Financial Solutions, Inc.	(1,300)	(28)
Brocade Communications Systems, Inc.*	(4,700)	(25)
Calix, Inc.*	(2,300)	(39)
Comverge, Inc.*	(4,100)	(28)
CPI International, Inc.*	(1,100)	(21)
Cray, Inc.*	(6,400)	(46)
Cree, Inc.*	(600)	(40)
DealerTrack Holdings, Inc.*	(561)	(11)
Electro Scientific Industries, Inc.*	(2,300)	(37)
eLoyalty Corp.*	(4,100)	(26)
Equinix, Inc.*	(500)	(41)
GSI Commerce, Inc.*	(1,300)	(30)
Heartland Payment Systems, Inc.	(5,900)	(91)
Hollysys Automation Technologies Ltd.*	(3,800)	(58)
Internet Capital Group, Inc.*	(3,000)	(43)
Intersil Corp., Cl A	(2,700)	(41)
JDA Software Group, Inc.*	(1,100)	(31)
L-1 Identity Solutions, Inc.*	(27,700)	(330)
Limelight Networks, Inc.*	(4,800)	(28)
Microsemi Corp.*	(1,100)	(25)
NetLogic Microsystems, Inc.*	(1,700)	(53)
Oclaro, Inc.*	(2,800)	(37)
Pegasystems, Inc.	(1,100)	(40)
Rambus, Inc.*	(3,200)	(66)
RealD, Inc.*	(4,100)	(106)
ShoreTel, Inc.*	(5,100)	(40)
Silicon Laboratories, Inc.*	(1,100)	(51)
SuccessFactors, Inc.*	(1,200)	(35)
TeleCommunication Systems, Inc., Cl A*	(3,500)	(16)
TiVo, Inc.*	(8,600)	(74)
Ultra Clean Holdings*	(3,300)	(31)
United Online, Inc.	(3,200)	(21)
Universal Display Corp.*	(1,400)	(43)
ViaSat, Inc.*	(800)	(35)
Volterra Semiconductor Corp.*	(1,700)	(39)

		(2,078)

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Materials ((2.1)%)
Compass Minerals International, Inc.	(400)	(36)
Intrepid Potash, Inc.*	(1,600)	(60)
Royal Gold, Inc.	(1,200)	(65)
Southern Copper Corp.	(1,500)	(73)
Valspar Corp.	(2,100)	(72)

		(306)

Telecommunication Services ((0.9)%)
Clearwire Corp., Cl A*	(12,100)	(63)
Syniverse Holdings, Inc.*	(1,500)	(46)
Windstream Corp.	(1,527)	(21)

		(130)

Utilities ((0.5)%)
Central Vermont Public Service Corp.	(1,600)	(35)
Hawaiian Electric Industries, Inc.	(1,400)	(32)

		(67)

Total Short Positions (Proceeds $(4,254))		(4,650)

*	Non-income producing security.

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Amounts designated as “—” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Aggressive Growth Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)

Equity Funds (92.1%)(a)
RidgeWorth Aggressive Growth Stock Fund*	73,272	1,105
RidgeWorth International Equity 130/30 Fund	197,860	1,448
RidgeWorth International Equity Fund	38,059	424
RidgeWorth International Equity Index Fund	36,193	464
RidgeWorth Large Cap Core Equity Fund	270,339	3,685
RidgeWorth Large Cap Growth Stock Fund	206,789	2,242
RidgeWorth Large Cap Quantitative Equity Fund	172,542	1,965
RidgeWorth Large Cap Value Equity Fund	353,970	4,545
RidgeWorth Mid-Cap Core Equity Fund	98,816	1,127
RidgeWorth Mid-Cap Value Equity Fund	101,630	1,206
RidgeWorth Real Estate 130/30 Fund	129,585	979
RidgeWorth Select Large Cap Growth Stock Fund*	72,967	2,250
RidgeWorth Small Cap Growth Stock Fund*	81,497	1,254
RidgeWorth Small Cap Value Equity Fund	91,946	1,261
RidgeWorth U.S. Equity 130/30 Fund	149,747	1,441

Total Equity Funds (Cost $21,574)		25,396

Exchange Traded Funds (11.4%)
iShares MSCI Emerging Markets Index Fund	24,197	1,152
iShares Russell 2000 Index Fund	3,585	280
iShares S&P 500 Index Fund	2,889	365
Market Vectors Gold Miners Fund	21,682	1,333

Total Exchange Traded Funds (Cost $2,827)		3,130

Money Market Fund (1.4%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(b)	385,469	385

Total Money Market Fund (Cost $385)		385

Total Investments (Cost $24,786) — 104.9%		28,911
Liabilities in excess of other assets — (4.9)%		(1,339)

Net Assets — 100.0%		$27,572

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I shares.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Conservative Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)

Equity Funds (30.6%)(a)
RidgeWorth Aggressive Growth Stock Fund*	19,748	298
RidgeWorth International Equity 130/30 Fund	53,247	390
RidgeWorth International Equity Fund	10,351	115
RidgeWorth International Equity Index Fund	9,842	126
RidgeWorth Large Cap Core Equity Fund	72,787	992
RidgeWorth Large Cap Growth Stock Fund	55,746	604
RidgeWorth Large Cap Quantitative Equity Fund	46,418	529
RidgeWorth Large Cap Value Equity Fund	95,392	1,225
RidgeWorth Mid-Cap Core Equity Fund	26,638	304
RidgeWorth Mid-Cap Value Equity Fund	27,196	323
RidgeWorth Real Estate 130/30 Fund	34,387	260
RidgeWorth Select Large Cap Growth Stock Fund*	19,673	607
RidgeWorth Small Cap Growth Stock Fund*	22,050	339
RidgeWorth Small Cap Value Equity Fund	24,888	341
RidgeWorth U.S. Equity 130/30 Fund	40,148	386

Total Equity Funds (Cost $5,589)		6,839

Fixed Income Funds (62.6%)(a)
RidgeWorth Corporate Bond Fund	109,557	1,055
RidgeWorth High Income Fund	147,127	1,042
RidgeWorth Intermediate Bond Fund	584,059	6,063
RidgeWorth Seix Floating Rate High Income Fund	77,149	690
RidgeWorth Seix High Yield Fund	105,611	1,038
RidgeWorth Total Return Bond Fund	325,750	3,394
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	68,108	686

Total Fixed Income Funds (Cost $13,859)		13,968

Exchange Traded Funds (5.0%)
iShares Barclays 20+ Year Treasury Bond Fund	1,480	139
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	259	28
iShares MSCI Emerging Markets Index Fund	6,529	311
iShares Russell 2000 Index Fund	1,597	125
iShares S&P 500 Index Fund	1,185	149
Market Vectors Gold Miners Fund	5,868	361

Total Exchange Traded Funds (Cost $995)		1,113

Money Market Fund (2.1%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(b)	464,918	465

Total Money Market Fund (Cost $465)		465

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $20,908)(c) — 100.3%		22,385

Liabilities in excess of other assets — (0.3)%		(65)

Net Assets — 100.0%		$22,320

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Growth Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)

Equity Funds (69.2%)(a)
RidgeWorth Aggressive Growth Stock Fund*	134,928	2,035
RidgeWorth International Equity 130/30 Fund	363,991	2,665
RidgeWorth International Equity Fund	70,295	784
RidgeWorth International Equity Index Fund	66,713	856
RidgeWorth Large Cap Core Equity Fund	497,688	6,784
RidgeWorth Large Cap Growth Stock Fund	380,817	4,128
RidgeWorth Large Cap Quantitative Equity Fund	317,828	3,620
RidgeWorth Large Cap Value Equity Fund	651,897	8,370
RidgeWorth Mid-Cap Core Equity Fund	181,979	2,075
RidgeWorth Mid-Cap Value Equity Fund	186,874	2,218
RidgeWorth Real Estate 130/30 Fund	237,933	1,796
RidgeWorth Select Large Cap Growth Stock Fund*	134,378	4,144
RidgeWorth Small Cap Growth Stock Fund	150,367	2,314
RidgeWorth Small Cap Value Equity Fund	169,672	2,326
RidgeWorth U.S. Equity 130/30 Fund	275,795	2,653

Total Equity Funds (Cost $38,213)		46,768

Fixed Income Funds (24.4%)(a)
RidgeWorth Corporate Bond Fund	129,452	1,247
RidgeWorth High Income Fund	173,445	1,228
RidgeWorth Intermediate Bond Fund	530,204	5,503
RidgeWorth Seix Floating Rate High Income Fund	91,241	816
RidgeWorth Seix High Yield Fund	124,460	1,223
RidgeWorth Total Return Bond Fund	545,369	5,683
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	80,507	811

Total Fixed Income Funds (Cost $16,157)		16,511

Exchange Traded Funds (8.9%)
iShares Barclays 20+ Year Treasury Bond Fund	1,768	166
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	384	41
iShares MSCI Emerging Markets Index Fund	44,570	2,123
iShares Russell 2000 Index Fund	6,570	514
iShares S&P 500 Index Fund	5,352	676
Market Vectors Gold Miners Fund	39,989	2,458

Total Exchange Traded Funds (Cost $5,319)		5,978

Money Market Fund (1.3%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(b)	896,127	896

Total Money Market Fund (Cost $896)		896

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $60,585)(c) — 103.8%		70,153

Liabilities in excess of other assets — (3.8)%		(2,560)

Net Assets — 100.0%		$67,593

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Moderate Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)

Equity Funds (52.0%)(a)
RidgeWorth Aggressive Growth Stock Fund*	220,595	3,327
RidgeWorth International Equity 130/30 Fund	595,020	4,356
RidgeWorth International Equity Fund	115,108	1,283
RidgeWorth International Equity Index Fund	109,263	1,402
RidgeWorth Large Cap Core Equity Fund	813,543	11,089
RidgeWorth Large Cap Growth Stock Fund	622,578	6,749
RidgeWorth Large Cap Quantitative Equity Fund	519,245	5,914
RidgeWorth Large Cap Value Equity Fund	1,065,626	13,683
RidgeWorth Mid-Cap Core Equity Fund	297,657	3,393
RidgeWorth Mid-Cap Value Equity Fund	305,514	3,626
RidgeWorth Real Estate 130/30 Fund	388,458	2,933
RidgeWorth Select Large Cap Growth Stock Fund*	219,687	6,775
RidgeWorth Small Cap Growth Stock Fund*	245,990	3,786
RidgeWorth Small Cap Value Equity Fund	277,557	3,805
RidgeWorth U.S. Equity 130/30 Fund	450,323	4,332

Total Equity Funds (Cost $62,663)		76,453

Fixed Income Funds (45.5%)(a)
RidgeWorth Corporate Bond Fund	533,404	5,137
RidgeWorth High Income Fund	715,808	5,068
RidgeWorth Intermediate Bond Fund	2,191,178	22,744
RidgeWorth Seix Floating Rate High Income Fund	375,673	3,362
RidgeWorth Seix High Yield Fund	513,773	5,050
RidgeWorth Total Return Bond Fund	2,142,953	22,330
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	331,576	3,339

Total Fixed Income Funds (Cost $65,752)		67,030

Exchange Traded Funds (7.0%)
iShares Barclays 20+ Year Treasury Bond Fund	7,226	680
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,258	135
iShares MSCI Emerging Markets Index Fund	72,866	3,470
iShares Russell 2000 Index Fund	10,741	840
iShares S&P 500 Index Fund	8,765	1,107
Market Vectors Gold Miners Fund	65,411	4,021

Total Exchange Traded Funds (Cost $9,199)		10,253

Money Market Fund (0.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(b)	902,269	902

Total Money Market Fund (Cost $902)		902

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $138,516)(c) — 105.1%		154,638
Liabilities in excess of other assets — (5.1)%		(7,434)

Net Assets — 100.0%		$147,204

*	Non-income producing security.

(a)	Affiliated investment. Investment is in I Shares.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares) (Unaudited)
Corporate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Corporate Bonds (95.4%)
Airlines (1.0%)
Continental Airlines, Inc., Pass Through Trust, Ser 2010-1, Cl A, 4.750%, 01/12/21	502	502
Delta Air Lines, Inc., Pass Through Trust, Ser 2010-2, Cl A, 4.950%, 05/23/19	481	483

		985

Auto Manufacturers (0.6%)
PACCAR, Inc., 6.375%, 02/15/12	505	535

Banks (3.1%)
HSBC Bank PLC, 3.500%, 06/28/15(a)	1,171	1,200
Northern Trust Corp., 4.625%, 05/01/14	1,627	1,759

		2,959

Beverages (2.2%)
Anheuser-Busch InBev Worldwide, Inc., 6.375%, 01/15/40	610	699
Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/39(a)	310	420
SABMiller PLC, 6.200%, 07/01/11(a)	1,012	1,038

		2,157

Biotechnology (0.4%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @100	361	358

Computers (0.3%)
Hewlett-Packard Co., 6.125%, 03/01/14	259	293

Diversified Financial Services (22.4%)
CME Group, Inc., 5.750%, 02/15/14	1,176	1,302
Credit Suisse (USA), Inc., 5.300%, 08/13/19	1,432	1,513
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,095	1,114
ERAC USA Finance LLC, 5.800%, 10/15/12(a)	588	630
Jefferies Group, Inc., 5.875%, 06/08/14	802	862
Jefferies Group, Inc., 8.500%, 07/15/19	1,118	1,278
JPMorgan Chase & Co., 6.300%, 04/23/19	2,151	2,448
JPMorgan Chase & Co., 4.400%, 07/22/20	1,363	1,342
Lazard Group LLC, 7.125%, 05/15/15	1,212	1,305
Lazard Group LLC, 6.850%, 06/15/17	1,545	1,616
MassMutual Global Funding LLC, 2.300%, 09/28/15(a)	843	822
Morgan Stanley, 7.300%, 05/13/19	1,628	1,833
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,573	1,589
Toyota Motor Credit Corp., MTN, 3.200%, 06/17/15	724	748
Woodside Finance Ltd., 8.750%, 03/01/19(a)	2,438	3,032

		21,434

Electric (4.8%)
Alabama Power Co., 5.800%, 11/15/13	81	91
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	291	356
Georgia Power Co., 6.000%, 11/01/13	480	536
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	533	576
Oncor Electric Delivery, 5.250%, 09/30/40(a) (b)	435	418
Pacific Gas & Electric Co., 6.050%, 03/01/34	762	834
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	444	511
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Southern California Edison Co., 5.750%, 03/15/14	1,084	1,210
Wisconsin Power & Light Co., 6.375%, 08/15/37	84	97

		4,629

Food (0.6%)
Tesco PLC, 5.500%, 11/15/17(a)	220	246
Tesco PLC, 6.150%, 11/15/37(a)	297	334

		580

Healthcare — Products (1.8%)
Becton Dickinson and Co., 3.250%, 11/12/20	453	425
Hospira, Inc., MTN, 6.400%, 05/15/15	1,144	1,295

		1,720

Healthcare — Services (0.7%)
UnitedHealth Group, Inc., 3.875%, 10/15/20	682	651

Insurance (6.5%)
Allied World Assurance Co. Holdings Ltd., 5.500%, 11/15/20	618	594
Berkshire Hathaway, Inc., 3.200%, 02/11/15	1,053	1,087
Nationwide Mutual Insurance Co., 9.375%, 08/15/39(a)	1,311	1,520
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	1,771	1,835
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(a)	994	1,163

		6,199

Media (6.8%)
Comcast Corp., 5.150%, 03/01/20	636	668
Comcast Corp., 6.450%, 03/15/37	375	401
NBC Universal, Inc., 5.950%, 04/01/41(a)	962	962
News America, Inc., 6.150%, 03/01/37	765	797
Thomson Reuters Corp., 5.950%, 07/15/13	24	27
Time Warner Cable, Inc., 8.250%, 02/14/14	912	1,058
Time Warner Cable, Inc., 5.850%, 05/01/17	1,936	2,160
Time Warner, Inc., 4.875%, 03/15/20	18	19
Time Warner, Inc., 6.200%, 03/15/40	377	401

		6,493

Mining (4.0%)
Barrick PD Australia Finance Property Ltd., 5.950%, 10/15/39	816	864
Barrick Gold Corp., 6.950%, 04/01/19	452	554
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	753	815
Newmont Mining Corp., 6.250%, 10/01/39	1,430	1,555

		3,788

Miscellaneous Manufacturer (1.2%)
General Electric Co., 5.250%, 12/06/17	455	492
Siemens Financieringsmat, 6.125%, 08/17/26(a)	567	640

		1,132

Oil & Gas (6.9%)
Baker Hughes, Inc., 5.125%, 09/15/40	1,051	1,027
Pride International, Inc., 8.500%, 06/15/19	1,463	1,664
Pride International, Inc., 6.875%, 08/15/20	555	576
Shell International Finance BV, 5.500%, 03/25/40	859	920
Total Capital SA, 3.000%, 06/24/15	723	738
Weatherford International Ltd., 9.625%, 03/01/19	919	1,179
Weatherford International Ltd., 6.500%, 08/01/36	499	510

		6,614

Pharmaceuticals (1.4%)
Covidien International Finance SA, 6.000%, 10/15/17	93	106
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	322	363
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	823	837

		1,306

Pipelines (7.8%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,150	1,300
El Paso Natural Gas Co., 5.950%, 04/15/17	329	353
Enbridge Energy Partners LP, 5.500%, 09/15/40	714	679
Energy Transfer Partners LP, 9.000%, 04/15/19	973	1,219
Energy Transfer Partners LP, 7.500%, 07/01/38	666	775
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	251	268
Southern Natural Gas Co., 5.900%, 04/01/17(a)	39	42
TransCanada PipeLines Ltd., 6.100%, 06/01/40	1,413	1,555
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	65	73
Williams Partners LP, 4.125%, 11/15/20, Callable 08/15/20 @100	1,284	1,216

		7,480

Real Estate Investment Trusts (5.0%)
Digital Realty Trust LP, 5.875%, 02/01/20	2,459	2,501
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,152	2,321

		4,822

Retail (1.3%)
Wesfarmers Ltd., 6.998%, 04/10/13(a)	1,102	1,216

Telecommunication Services (13.4%)
American Tower Corp., 4.500%, 01/15/18	1,644	1,630
AT&T, Inc., 5.100%, 09/15/14	1,171	1,281
AT&T, Inc., 5.800%, 02/15/19	2,165	2,437
AT&T, Inc., 6.450%, 06/15/34	313	332
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/16/13 @ 103.88(a)	1,884	2,058
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,170	1,290
Cisco Systems, Inc., 4.450%, 01/15/20	377	395
Cisco Systems, Inc., 5.500%, 01/15/40	1,671	1,746
Rogers Communications, Inc., 7.500%, 03/15/15	227	269
Verizon Communications, Inc., 5.550%, 02/15/16	1,155	1,295
Verizon Communications, Inc., 5.850%, 09/15/35	120	124

		12,857

Transportation (2.8%)
Aviation Capital Group, 7.125%, 10/15/20(a)	1,928	1,964
Union Pacific Corp., 5.780%, 07/15/40	29	29
United Parcel Service, Inc., 3.125%, 01/15/21	758	704

		2,697

Water (0.4%)
Veolia Environment SA, 6.000%, 06/01/18	336	376

Total Corporate Bonds (Cost $84,980)		91,281

Short-Term Investment (0.4%)
RidgeWorth Funds Securities Lending Joint Account(c) (d)	423,000	423

Total Short-Term Investment (Cost $423)		423

Money Market Fund (3.8%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.01%(e)	3,581,858	3,582

Total Money Market Fund (Cost $3,582)		3,582

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $88,985)(f) — 99.6%		95,286
Other assets in excess of liabilities — 0.4%		421

Net Assets — 100.0%		$95,707

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 20.8% of net assets as of December 31, 2010.

(b)	The security or a partial position of the security was on loan as of December 31, 2010. The total value of securities on loan as of December 31, 2010, in thousands, was $414.

(c)	Affiliated investment.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2010 (See Notes to Schedules of Portfolio Investments).

(e)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(f)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	– Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (97.0%)
Georgia (84.9%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680	2,807
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32, Callable 05/15/19 @ 100	1,485	1,559
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Callable 01/01/19 @ 100	4,000	4,107
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Callable 01/01/19 @ 100	3,000	3,114
Atlanta Airport Passenger Facility Charge, Ser B, RB, 5.000%, 01/01/18	500	530
Atlanta Airport Passenger Facility Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, AGM	10,500	10,044
Atlanta Airport Project, Ser A, RB, 5.375%, 01/01/19, Callable 07/01/14 @ 100 AGM, AMT	5,000	5,191
Atlanta Airport Project, Ser B, RB, 6.000%, 01/01/18, Callable 01/01/11 @ 100.5 NATL-RE/FGIC, AMT	2,150	2,164
Atlanta Airport Project, Ser C, RB, 5.000%, 01/01/19	1,000	1,062
Augusta Water & Sewer Authority, RB, 5.000%, 10/01/30, Callable 10/01/17 @ 101, AGM	1,750	1,773
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/34, Callable 10/01/14 @ 100, AGM	2,000	2,022
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/39, Callable 10/01/14 @ 100, AGM	4,500	4,541
Augusta-Richmond County Coliseum Authority, Coliseum & Tee Center Project, RB, 5.000%, 10/01/30, Callable 10/01/20 @ 100, County Guaranteed	1,100	1,112
Barrow County School District, GO, 5.000%, 02/01/18	750	859
Bartow County, GO, 4.500%, 08/01/13, NATL-RE	3,000	3,256
Brunswick Water & Sewer, Refunding & Improvement Project, RB, 6.100%, 10/01/14, NATL-RE, ETM	1,000	1,120
Brunswick-Glynn County Joint Water & Sewer Commission, Ser C, RB, 5.000%, 06/01/28, Callable 06/01/20 @ 100, AGM	1,375	1,392
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, AGM	1,000	1,043
Cartersville Development Authority, Sewage & Solid Waste Disposal Facilities, Anheuser-Busch Cos., Inc. Project, RB, 5.500%, 03/01/44, Callable 09/01/12 @ 100, AMT(a)	5,000	4,635
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA/County Guaranteed	1,885	1,949
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC/County Guaranteed, AMT	1,000	914
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, 5.000%, 04/01/33, Callable 04/01/16 @ 101, AMT	1,000	879
Cobb-Marietta Coliseum & Exhibit Hall Project, RB, 5.500%, 10/01/12, NATL-RE	495	512
Coweta County Development Authority, Newnan Water, Sewer & Light Commission, RB, 5.000%, 07/01/25, Prerefunded 07/01/2015 @ 100, NATL-RE	1,000	1,113
Coweta County Water & Sewage Authority, Ser A, RB, 4.500%, 06/01/29, Callable 06/01/19 @ 100, AGM	1,615	1,515
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Coweta County Water & Sewage Authority, Ser A, RB, 4.500%, 06/01/32, Callable 06/01/19 @ 100, AGM	1,260	1,154
DeKalb County Hospital Authority, De Kalb Medical Center, Inc. Project, RB, 6.125%, 09/01/40, Callable 09/01/20 @ 100	4,080	3,974
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29, Callable 11/15/19 @ 100	5,000	4,934
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 06/01/11 @ 100, AMBAC	870	931
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000	1,093
Forsyth County, GO, 5.000%, 03/01/25, Callable 03/01/19 @ 100	6,825	7,296
Forsyth County Hospital Authority, Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000	1,206
Forsyth County School District, GO, 5.000%, 02/01/23, Callable 02/01/15 @ 100, NATL-RE	3,000	3,161
Fulton County Development Authority, Cauley Creek Water Facilities, Ser A, RB, 5.500%, 02/01/17, Callable 02/28/11 @ 100, AMT	1,310	1,312
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.500%, 10/01/17, Callable 04/01/12 @ 100	1,750	1,790
Fulton County Development Authority, Molecular Science Building Project, RB, 5.000%, 05/01/34, Callable 05/01/14 @ 100, NATL-RE	1,000	969
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, NATL-RE	2,370	2,423
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, NATL-RE	3,375	3,426
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Ser B, RB, 5.250%, 03/15/24, Callable 03/15/19 @ 100	1,300	1,320
Fulton County Water & Sewer, RB, 5.000%, 01/01/24, Callable 01/01/14 @ 100, NATL-RE/FGIC	2,000	2,018
Fulton County Water & Sewer, RB, 5.000%, 01/01/30, Callable 01/01/14 @ 100, NATL-RE/FGIC	2,425	2,426
Fulton County Water & Sewer, RB, 5.250%, 01/01/35, Callable 01/01/14 @ 100, NATL-RE/FGIC	2,400	2,407
Georgia Municipal Electric Power Authority, RB, ETM, 8.000%, 01/01/15, Callable 02/25/11 @ 100	1,900	2,298
Georgia State, GO, 4.000%, 01/01/15	1,000	1,099
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34, Callable 06/15/18 @ 100	1,065	1,118
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.000%, 08/01/20, Callable 08/01/18 @ 100	425	432
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/18 @ 100	1,800	1,808
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.625%, 08/01/34, Callable 08/01/18 @ 100	2,000	2,003
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/2014 @ 100, NATL-RE	2,910	3,254
Gwinnett County School District, GO, 5.000%, 02/01/26, Prerefunded 02/01/18 @ 100	1,500	1,722
Gwinnett County School District, GO, 5.000%, 02/01/32, Callable 02/01/18 @ 100	1,745	1,789
Gwinnett County School District, GO, 5.000%, 02/01/36, Callable 02/01/18 @ 100	2,130	2,171
Gwinnett County Water & Sewerage Authority, Ser A, RB, 4.000%, 08/01/27, Callable 08/01/19 @ 100, County Guaranteed	2,325	2,254
Gwinnett County Water & Sewerage Authority, Ser A, RB, 4.000%, 08/01/28, Callable 08/01/19 @ 100, County Guaranteed	1,000	948
Henry County Water & Sewerage Authority, RB, 5.000%, 02/01/25, Callable 02/01/21 @ 100	1,000	1,069
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100	2,461
Lincoln County School District, GO, 5.500%, 04/01/37, Callable 04/01/19 @ 100, State Aid Withholding	1,000	1,056
Macon-Bibb County Hospital Authority, The Medical Center of Central Georgia, Inc., RB, 5.000%, 08/01/32, Callable 08/01/19 @ 100	4,445	4,236
Marietta, GO, 5.000%, 01/01/30, Callable 01/01/20 @ 100	1,500	1,539
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Ser E, RB, 7.000%, 07/01/11, ETM	1,680	1,730
Milledgeville & Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355	2,753
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/16, Prerefunded 01/01/13 @ 100, NATL-RE	1,435	1,565
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/17, Prerefunded 01/01/13 @ 100, NATL-RE	2,220	2,422
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/29, Callable 09/01/19 @ 100	3,000	3,089
Private Colleges & Universities Authority, Mercer University Project, RB, ETM, 6.400%, 11/01/11, Callable 11/01/11 @ 100, NATL-RE	380	397
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29, Callable 01/01/19 @ 100	2,250	2,154
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.500%, 01/01/36, Callable 01/01/19 @ 100	3,500	3,327
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40, Callable 11/01/20 @ 100	5,510	5,084
Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.250%, 10/01/27, Callable 10/01/12 @ 101, AMBAC	2,110	2,050
Villa Rica Public Facilities Authority, RB, 5.125%, 03/01/39, Callable 03/01/17 @ 100, AGM	1,000	996

		157,877

Puerto Rico (12.1%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Ser CC, RB, 5.500%, 07/01/30	7,220	7,068
Puerto Rico Electric Power Authority, Ser JJ, RB, 5.250%, 07/01/13, NATL-RE	1,325	1,422
Puerto Rico Electric Power Authority, Ser XX, RB, 5.250%, 07/01/40, Callable 07/01/20 @ 100	2,750	2,556
Puerto Rico Public Buildings Authority, Government Facilities, Ser H, RB, 5.250%, 07/01/12, XLCA	1,000	1,045
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	1,965	1,967
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,600	1,574
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/19 @ 100	2,300	2,336
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	4,335	4,419

		22,387

Total Municipal Bonds (Cost $181,052)		180,264

Money Market Fund (2.0%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.16%(b)	3,719,167	3,719

Total Money Market Fund (Cost $3,719)		3,719

Total Investments (Cost $184,771)(c) — 99.0%		183,983
Other assets in excess of liabilities — 1.0%		1,937

Net Assets — 100.0%		$185,920

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.5% of net assets as of December 31, 2010.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation

AMT	– Income subject to Alternative Minimum Tax

COP	– Certificate of Participation

ETM	– Escrowed to Maturity

FGIC	– Security guaranteed by Financial Guaranty Insurance Company

GO	– General Obligation

NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation

RB	– Revenue Bond

XLCA	– Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (92.4%)
Alabama (3.5%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGC	2,000	2,100

Alaska (5.4%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGC	1,000	1,093
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGC	2,000	2,177

		3,270

California (5.2%)
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	2,000	2,143
Washington Township Health Care District, Ser A, RB, 6.250%, 07/01/39, Callable 07/01/19 @ 100	1,000	1,011

		3,154

District of Columbia (3.5%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	2,000	2,123

Florida (17.4%)
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, AGM	2,725	3,010
Highlands County Health Facilities Authority, Adventist Health, Ser B, RB, 6.000%, 11/15/37, Callable 11/15/19 @ 100	1,500	1,540
Hillsborough County Industrial Development Authority Health Facilities, University Community Hospital, Ser A, RB, 5.625%, 08/15/29, Prerefunded 08/15/18 @ 100	1,000	1,204
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, NATL-RE	1,000	1,097
Miami-Dade County Public Facilities, Jackson Health System, RB, 5.750%, 06/01/39, Callable 06/01/19 @ 100, AGC	1,500	1,527
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, NATL-RE/FGIC	1,000	1,051
Palm Beach County Solid Waste Authority, RB, 5.500%, 10/01/22, Callable 10/01/19 @ 100, BHAC	1,000	1,090

		10,519

Georgia (2.8%)
Gwinnett County Development Authority, RB, 5.000%, 09/01/22, Callable 09/01/20 @ 100	1,540	1,716

Idaho (4.4%)
Idaho Health Facilities Authority, Ser A, RB, 6.750%, 11/01/37, Callable 11/01/18 @ 100	2,500	2,685

Illinois (6.9%)
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, AGM	3,000	3,162
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	1,000	1,040

		4,202

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Kansas (2.6%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100	1,500	1,574

Maine (4.4%)
Maine State Turnpike Authority, RB, 6.000%, 07/01/38, Callable 07/01/19 @ 100	2,500	2,675

Mississippi (1.6%)
Mississippi State, GO, Taxable, 5.245%, 11/01/34	1,000	974

New Jersey (7.3%)
Bayonne, General Improvement, GO, 5.750%, 07/01/35, Callable 07/01/19 @ 100	1,000	1,054
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100	1,955	2,094
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser A, RB, 6.000%, 12/15/38, Prerefunded 12/15/18 @ 100	1,045	1,293

		4,441

New York (1.8%)
Erie County Industrial Development Agency, City School District Buffalo, Ser A, RB, 5.750%, 05/01/29, Callable 05/01/18 @ 100, BHAC	1,000	1,082

South Carolina (1.7%)
South Carolina Jobs-Economic Development Hospital Authority, Anmed Health, Ser B, RB, 5.500%, 02/01/38, Callable 02/01/19 @ 100, AGC	1,000	1,006

Texas (17.8%)
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100,
PSF-GTD	4,000	4,529
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	1,000	1,088
Palestine Independent School District, GO, 5.500%, 02/15/27, Callable 02/15/19 @ 100, AGC	2,500	2,625
Port Houston Authority, Harris County, Ser D-1, GO, 5.000%, 10/01/29, Callable 10/01/20 @ 100	1,000	1,027
Texas State Public Finance Authority, Charter School Finance Corp., Cosmos Foundation, Inc., Ser Q, RB, Taxable, 8.125%, 02/15/27	1,500	1,517

		10,786

Washington (2.9%)
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, Callable 04/01/19 @ 100, BHAC	1,635	1,771

Wisconsin (3.2%)
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Inc., Ser A, RB, 5.625%, 04/15/39, Callable 04/15/20 @ 100	2,000	1,914

Total Municipal Bonds (Cost $54,010)		55,992

Money Market Fund (6.4%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.16%(a)	3,902,279	3,902

Total Money Market Fund (Cost $3,902)		3,902

Total Investments (Cost $57,912)(b) — 98.8%		59,894
Other assets in excess of liabilities — 1.2%		704

Net Assets — 100.0%		$60,598

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

AGC	– Security guaranteed by Assured Guaranty Corporation

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
See Notes to Schedules of Portfolio Investments.

BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	– Certificate of Participation

FGIC	– Security guaranteed by Financial Guaranty Insurance Company

GO	– General Obligation

NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation

PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program

RB	– Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)

Bank Loans (4.6%)
Aerospace/Defense (0.6%)
Hawker Beechcraft Acquisition Co. LLC, 2.270%, 03/26/14(a) (b)	934	817
Hawker Beechcraft Acquisition Co. LLC, 2.300%, 03/26/14(a) (b)	56	49
Hawker Beechcraft Acquisition Co. LLC, 10.500%, 03/26/14(a) (b)	790	789

		1,655

Diversified Financial Services (0.8%)
American Capital Holdings, Inc., 7.500%, 12/31/13(a) (b)	1,645	1,651
East Valley Tourist Development Authority, 12.000%, 08/06/12(a) (c) (d) (e)	756	632

		2,283

Electric (0.2%)
Texas Competitive Electric Holdings Co. LLC, 3.760%, 10/10/14(a) (b)	695	536

Energy (1.7%)
Aventine Renewable Energy Holdings, Inc., 10.500%, 12/21/15(a) (b)	5,000	4,817

Media (0.2%)
Clear Channel Communications, Inc., 3.910%, 01/28/16(a) (b)	580	503

Telecommunication Services (1.1%)
Intelsat Jackson Holdings Ltd., 3.750%, 04/06/18(a) (b)	2,000	2,020
Vonage Holdings Corp., 9.750%, 12/08/15(a) (b)	1,000	996

		3,016

Total Bank Loans (Cost $12,797)		12,810

Common Stock (0.7%)
Auto Manufacturers (0.7%)
Ford Motor Co.*	118,279	1,986

Total Common Stock (Cost $1,509)		1,986

Corporate Bonds (82.4%)
Advertising (1.5%)
Affinion Group, Inc., 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(b)	1,500	1,462
Affinion Group, Inc., 11.500%, 10/15/15, Callable 10/15/10 @ 105.75	1,500	1,560
Checkout Holding Corp., 0.000%, 11/15/15, Callable 05/15/11 @ 64.12(b)	1,890	1,179

		4,201

Aerospace/Defense (1.0%)
DAE Aviation Holdings, Inc., 11.250%, 08/01/15, Callable 08/01/11 @105.62(b)	1,000	1,035
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105	375	415
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31	1,200	1,311

		2,761

Airlines (2.9%)
Air Canada Inc., 9.250%, 08/01/15, Callable 08/01/12 @106.94(b)	1,000	1,050
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 9/15/11 @107.12(b) (f)	2,425	2,640
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	1,185	1,336
Delta Air Lines, Inc., Ser 011B, 7.711%, 09/18/11	905	928
United Air Lines, Inc., 12.000%, 11/01/13, Callable 2/01/12 @109(b) (f)	2,000	2,205

		8,159

Auto Manufacturers (3.8%)
Motors Liquidation Co., 7.200%, 01/15/11(c) (g)	11,682	3,943
Motors Liquidation Co., 8.375%, 07/15/33(c) (g)	18,800	6,721

		10,664

Auto Parts & Equipment (0.2%)
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18, Callable 05/01/14 @ 104.25(b)	100	106
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(b)	564	606

		712

Banks (0.2%)
CapitalSource, Inc., 12.750%, 07/15/14(b)	585	685

Building Materials (0.3%)
USG Corp., 8.375%, 10/15/18, Callable 10/15/14 @ 104.19(b)	855	838

Chemicals (1.8%)
Chemtura Corp., 7.875%, 09/01/18, Callable 9/01/14 @ 103.94(b)	680	723
Huntsman International LLC, 8.625%, 03/15/20, Callable 3/15/15 @104.31	220	239
Huntsman International LLC, 8.625%, 03/15/21, Callable 09/15/15 @ 104.31(b)	440	475
INEOS Finance PLC, 9.000%, 05/15/15, Callable 05/15/13 @ 104.50(b)	480	511
Rain CII Carbon LLC, 8.000%, 12/01/18, Callable 12/01/14 @ 104(b)	1,500	1,537
Vertellus Specialties, Inc., 9.375%, 10/01/15, Callable 04/01/13 @ 104.69(b)	1,500	1,590

		5,075

Coal (0.1%)
International Coal Group, Inc., 9.125%, 04/01/18, Callable 04/01/14 @ 104.56	260	281

Commercial Services (1.0%)
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81	660	711
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19	155	167
PHH Corp., 9.250%, 03/01/16(b)	935	987
Rent-A-Center, Inc., 6.625%, 11/15/20, Callable 11/15/15 @ 103.31(b)	800	796
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	140	158
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	—	—

		2,819

Cosmetics/Personal Care (0.3%)
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88	815	862

Diversified Financial Services (15.6%)
Ally Financial, Inc., 8.000%, 03/15/20	2,210	2,414
Ally Financial, Inc., 8.000%, 11/01/31(f)	3,025	3,259
Ally Financial, Inc., 8.300%, 02/12/15	1,000	1,100
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	205	194
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	110	87
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17(f)	3,550	2,867
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102	340	347
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102	255	258
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102	550	551
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102(f)	2,465	2,474
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102(f)	5,990	6,005
E*Trade Financial Corp. PIK, 12.500%, 11/30/17, Callable 11/30/12 @ 112.50	3,296	3,873
FireKeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(b)	2,265	2,678
Icahn Enterprises Finance Corp., 8.000%, 01/15/18, Callable 01/15/14 @ 104	6,070	6,070
Icahn Enterprises Finance Corp., 8.000%, 01/15/18, Callable 01/15/14 @ 104(b)	2,000	1,990
International Lease Finance Corp., 8.250%, 12/15/20	2,330	2,400
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

International Lease Finance Corp., 8.750%, 03/15/17(b)	1,145	1,228
MBIA, Inc., 5.700%, 12/01/34	1,685	1,103
Northern Tier Energy LLC, 10.500%, 12/01/17, Callable 12/01/13 @ 107.88(b) (g)	1,330	1,357
Offshore Group Investments Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62(f)	2,640	2,864
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(b)	440	457
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.81(b)	120	118

		43,694

Electric (5.6%)
Calpine Corp., 7.500%, 02/15/21, Callable 11/01/15 @ 103.75(b)	2,165	2,133
Calpine Corp., 7.875%, 07/31/20, Callable 7/31/15 @ 103.94(b)	1,540	1,559
Edison Mission Energy, 7.750%, 06/15/16	2,700	2,322
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105(b)	500	514
GenOn Energy, Inc., 9.875%, 10/15/20, Callable 10/15/15 @ 104.94(b)	5,000	4,963
GenOn Escrow Corp., 9.500%, 10/15/18(b)	3,950	3,925
IPALCO Enterprises, Inc., 7.250%, 04/01/16(b)	135	144
Sithe/Independence Funding Corp., Ser A, 9.000%, 12/30/13	157	163

		15,723

Electronics (0.1%)
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(b)	250	279

Engineering & Construction (0.1%)
Alion Science and Technology Corp., PIK, 12.000%, 11/01/14, Callable 04/01/13 @ 105(b)	138	142

Entertainment (3.0%)
Cedar Fair LP, 9.125%, 08/01/18, Callable 08/01/14 @ 104.56(b)	1,000	1,076
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106(b)	4,720	4,720
Marina District Finance Co., Inc., 9.500%, 10/15/15, Callable 10/15/13 @ 104.75(b) (g)	295	290
Marina District Finance Co., Inc., 9.875%, 08/15/18, Callable 08/15/14 @ 104.94(b)	400	394
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38	750	776
Regal Entertainment Group, 9.125%, 08/15/18, Callable 08/15/14 @ 104.56	1,000	1,065

		8,321

Environmental Control (0.7%)
Darling International, Inc., 8.500%, 12/15/18, Callable 12/15/14 @ 104.25(b)	700	730
EnergySolutions, Inc., 10.750%, 08/15/18, Callable 08/15/14 @ 105.38(b)	1,100	1,200

		1,930

Food (0.7%)
Bumble Bee Acquisition Corp., 9.000%, 12/15/17, Callable 12/15/14 @ 104(b)	1,520	1,581
Dean Foods Co., 7.000%, 06/01/16	485	445

		2,026

Forest Products&Paper (1.9%)
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105	1,780	1,673
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105	150	165
Verso Paper Holdings LLC, Ser B, 9.125%, 08/01/14, Callable 11/08/10 @104.56	1,500	1,545
Verso Paper Holdings LLC, Ser B, 11.375%, 08/01/16, Callable 08/01/11 @ 105.69(g)	1,850	1,855

		5,238

Healthcare — Products (1.5%)
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38(b)	3,815	3,929
Universal Hospital Services, Inc., PIK, 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	360	370

		4,299

Healthcare — Services (2.1%)
Apria Healthcare Group, Inc., 11.250%, 11/01/14, Callable 11/01/11 @ 105.62	500	546
Aurora Diagnostics Holdings, 10.750%, 01/15/18, Callable 01/15/15 @ 105.38(b)	5,000	5,013
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

CHS/Community Health Systems, Inc., 8.875%, 07/15/15, Callable 7/15/11 @ 104.44	—	—
DaVita, Inc., 6.625%, 11/01/20, Callable 11/01/14 @ 104.97	80	79
Gentiva Health Services, Inc., 11.500%, 09/01/18, Callable 09/01/14 @ 105.75	250	273

		5,911

Holding Companies-Diversified (0.3%)
Atlantic Broadband Finance LLC, 9.375%, 01/15/14, Callable 3/03/11 @ 101.56	725	736

Insurance (0.6%)
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100(a)	300	320
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/1/12 @ 103.88	260	270
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(a)	140	110
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18@ 100.00(a)	540	574
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(a)	425	392
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(a)	75	73

		1,739

Internet (1.0%)
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13	2,600	2,847

Leisure Time (0.3%)
ClubCorp Club Operations, Inc., 10.000%, 12/01/18, Callable 12/01/14 @ 105(b)	1,000	950

Lodging (2.3%)
Harrahs Operating Co., Inc., 10.000%, 12/15/18, Callable 12/15/13 @ 105(g)	1,000	912
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13	675	774
MGM Resorts International, 9.000%, 03/15/20, Callable 03/15/14 @ 104.50(b)	625	687
MGM Resorts International, 10.375%, 05/15/14	270	303
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	2,930	3,040
Wynn Las Vegas LLC, 7.750%, 08/15/20, Callable 08/15/15 @ 103.88	590	639

		6,355

Machinery-Diversified (0.8%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	870	896
Manitowoc Co., Inc. (The), 8.500%, 11/01/20, Callable 11/01/15 @ 104.25	790	839
Manitowoc Co., Inc. (The), 9.500%, 02/15/18, Callable 02/15/14 @104.75	300	329
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	200	232

		2,296

Media (1.3%)
CCO Holdings LLC/Cap Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91	735	761
CCO Holdings LLC/Cap Corp., 8.125%, 04/30/20, Callable 04/30/15 @ 104.06	315	332
Clear Channel Worldwide Holdings, Inc., Series REGS, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	215	234
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(b)	1,330	1,416
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	130	134
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	450	505
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)	150	164

		3,546

Mining (0.8%)
Novelis, Inc., 8.375%, 12/15/17, Callable 12/15/13 @ 106.28(b)	400	414
Novelis, Inc., 8.750%, 12/15/20, Callable 12/15/15 @ 104.38(b)	1,210	1,255
Teck Cominco Ltd., 6.125%, 10/01/35	530	571

		2,240

Miscellaneous Manufacturer (0.2%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(b)	650	690

Oil & Gas (5.6%)
Alta Mesa Holdings, 9.625%, 10/15/18, Callable 10/15/14 @ 104.81(b)	320	311
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13(b)	500	518
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69	2,200	2,302
Atlas Energy Operating Co., 10.750%, 02/01/18, Callable 02/01/13 @ 105.68	115	140
CITGO Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(b)	2,475	2,772
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(b)	482	516
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(b)	2,300	2,472
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94	290	318
Linn Energy LLC/Finance Corp., 7.750%, 02/01/21, Callable 09/15/15 @ 103.88(b)	1,100	1,128
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31(b)	855	921
Niska Gas Storage Partners LLC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44(b)	1,100	1,177
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(b)	750	782
Sabine Pass LNG LP, 7.500%, 11/30/16	1,565	1,467
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	805	869

		15,693

Oil & Gas Services (0.9%)
Cie Generale de Geophysique-Veritas, 7.500%, 05/15/15, Callable 03/07/11 @ 103.75	—	—
Cie Generale de Geophysique-Veritas, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	85	87
Exterran Holdings, Inc., 7.250%, 12/01/18, Callable 12/01/13 @ 105.44(b)	1,580	1,572
Trinidad Drilling Ltd., 7.875%, 01/15/19, Callable 01/15/15 @ 103.94(b)	820	828

		2,487

Packaging & Containers (1.8%)
Ardagh Packaging Finance PLC, 7.375%, 10/15/17, Callable 10/15/14 @ 103.69(b)	600	619
Ardagh Packaging Finance PLC, 9.125%, 10/15/20, Callable 10/15/15 @ 104.56(b)	1,200	1,248
Berry Plastics Corp., 9.750%, 01/15/21, Callable 01/15/16 @ 104.88(b)	2,550	2,524
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	285	320
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	55	60
Smurfit-Stone Container Corp., 8.000%, 03/15/17	2,230	95
Smurfit-Stone Container Corp., 8.250%, 10/01/12	2,465	80

		4,946

Pharmaceuticals (2.7%)
American Renal Holdings, Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19(b)	2,335	2,393
ConvaTec Healthcare, 10.500%, 12/15/18, Callable 12/15/14 @ 105.25(b)	4,500	4,562
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(b)	600	624

		7,579

Pipelines (1.9%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	170	175
Dynegy Holdings, Inc., 7.500%, 06/01/15	1,525	1,151
Dynegy Holdings, Inc., 7.750%, 06/01/19(f)	4,550	3,037
Genesis Energy LP, 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(b)	860	856

		5,219

Real Estate Investment Trusts (0.4%)
Reckson Operating Partnership LP, 7.750%, 03/15/20	935	1,001

Retail (0.7%)
Petco Animal Supplies, Inc., 9.250%, 12/01/18, Callable 12/1/13 @ 106.94(b)	1,820	1,918

Semiconductors (0.4%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06	1,090	1,155

Telecommunication Services (14.5%)
Avaya, Inc., PIK, 10.125%, 11/01/15, Callable 11/01/11 @105.06	4,000	4,100
Buccaneer Merger Sub, Inc., 9.125%, 01/15/19, Callable 01/15/15 @ 104.56(b)	1,735	1,781
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(b)	1,000	1,045
Clearwire Communications LLC, 12.000%, 12/01/15, Callable 12/01/12 @ 106(b)	1,340	1,444
Clearwire Communications LLC, 12.000%, 12/01/17, Callable 12/01/14 @ 106(b)	2,685	2,779
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

GeoEye, Inc., 8.625%, 10/01/16, Callable 10/01/13 @ 104.31	640	669
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81	325	367
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 03/07/11 @ 103.58	895	926
Global Crossing Ltd., 9.000%, 11/15/19, Callable 11/15/14 @ 104.50(b)	1,500	1,485
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106	370	417
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/11 @ 102.38	130	134
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(b)	625	647
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	2,000	1,985
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(f)	2,150	2,064
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 07/15/11 @ 105.38(c) (f)	5,270	4,453
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	980	1,046
PAETEC Holding Corp., 9.875%, 12/01/18, Callable 12/01/14 @ 104.94(b)	1,620	1,665
Sprint Capital Corp., 6.900%, 05/01/19(f)	2,815	2,780
Sprint Capital Corp., 8.750%, 03/15/32	240	242
Telcordia Technologies, Inc., 11.000%, 05/01/18, Callable 05/01/14 @ 105.50(b)	4,700	4,723
Trilogy International Partners LLC, 10.250%, 08/15/16, Callable 08/15/13 @ 105.13(b) (g)	3,605	3,569
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(b)	1,445	1,676
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	700	789

		40,786

Transportation (1.5%)
Aircastle Ltd., 9.750%, 08/01/18, Callable 08/01/14 @ 104.88	600	656
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(b)	3,150	3,260
Martin Midstream Partners LP, 8.875%, 04/01/18, Callable 04/01/14 @ 104.44	400	412

		4,328

Total Corporate Bonds (Cost $216,932)		231,131

Convertible Corporate Bond (0.2%)
Healthcare — Services (0.2%)
LifePoint Hospitals, Inc., 3.500%, 05/15/14	600	605

Total Convertible Corporate Bond (Cost $488)		605

Preferred Stocks (0.3%)
Diversified Financial Services (0.3%)
Citigroup Capital XII, 8.500%, 03/30/40, Callable 03/30/15 @ 25	30	794

Total Preferred Stocks (Cost $750)		794

Units (0.1%)
Commercial Services (0.0%)
Alion Science Technology Corp.(b) (h)	200	—

Computers (0.1%)
Stratus Technologies, Inc., 12.000%, 03/29/15(b) (e) (i)	240	202

Total Units (Cost $246)		202

Money Market Fund (9.9%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.01%(a)	27,754,200	27,754

Total Money Market Fund (Cost $27,754)		27,754

Short-Term Investment (6.3%)
RidgeWorth Funds Securities Lending Joint Account(j) (k)	17,843,815	17,844

Total Short-Term Investment (Cost $17,844)		17,844

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $278,320)(l) — 104.5%		293,126
Liabilities in excess of other assets — (4.5)%		(12,534)

Net Assets — 100.0%		$280,592

*	Non-income producing security.

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 47.3% of net assets as of December 31, 2010.

(c)	Security in default.

(d)	Issuer has filed for bankruptcy.

(e)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2010 are identified below (in thousands):

Issue	Acquisition				Percentage of
Description	Date	Cost($)	Principal($)	Value($)	Net Assets(%)

East Valley Tourist Development Authority	08/06/07	753	756	632	0.23
Stratus Technologies, Inc.	03/31/10	232	240	202	0.07

(f)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(g)	The security or a partial position of the security was on loan as of December 31, 2010. The total value of securities on loan as of December 31, 2010, in thousands, was $17,438.

(h)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(i)	Each unit consists of $480 principal amount of 12.000% senior secured notes of Stratus Technologies Bermuda, Ltd. due on March 29, 2015, $520 principal amount of 12.000% senior secured notes of Stratus Technologies, Inc. due on March 29, 2015, 20.61 common stock and 4.69 shares of preferred stock.

(j)	Affiliated investment.

(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2010 (See Notes to Schedules of Portfolio Investments).

(l)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	– Medium Term Note

PIK	– Payment in-kind
Amounts designated as “—” are $0 or have been rounded to $0.
Credit Default Swap Agreements — Buy Protection ($ Amounts in thousands)

					Upfront
					Payments		Unrealized
		Notional	Fixed	Expiration	Made		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	(Depreciation)($)

CBC, Corp.	JPMorgan	2,000	1.000	12/20/15	14	(15)	(29)
Safeway, Inc.	JPMorgan	2,000	1.000	12/20/15	23	18	(5)
ConAgra Foods, Inc.	JPMorgan	2,000	1.000	12/20/15	(4)	(2)	2
Omnicom Group, Inc.	JPMorgan	2,000	1.000	12/20/15	(22)	(40)	(18)

					$11	$(39)	$(50)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2010.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations (0.9%)
CS First Boston Mortgage Securities Corp., Ser 2002-CP5, Cl A1, 4.106%, 12/15/35	3,818	3,875
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38	2,654	2,755
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.442%, 11/15/30	1,753	1,840
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A6A, 5.110%, 07/15/42	4,618	4,816

Total Collateralized Mortgage Obligations (Cost $12,760)		13,286

Bank Loans (5.9%)
Aerospace/Defense (0.1%)
AM General LLC, 3.260%, 09/30/13(a) (b)	393	351
AM General LLC, 3.261%, 09/28/12(a) (b)	21	19
DAE Aviation Holdings, Inc., Tranche B2, 4.040%, 07/31/14(a) (b)	233	228
DAE Aviation Holdings, Inc., 4.040%, 07/31/14(a) (b)	241	236
Delos Aircraft, Inc., 7.000%, 03/17/16(a) (b)	640	651
Sequa Corp., 3.540%, 12/03/14(a) (b)	435	419

		1,904

Auto Manufacturers (0.1%)
Ford Motor Co., 3.030%, 12/16/13(a) (b)	1,317	1,314
HHI Group Holdings LLC, 10.500%, 03/30/15(a) (b)	200	202
Tenneco, Inc., 5.053%, 06/03/16(a) (b)	254	256

		1,772

Auto Parts & Equipment (0.1%)
Allison Transmission, Inc., 3.027%, 08/07/14(a) (b)	320	313
Pinafore LLC, 6.250%, 09/29/16(a) (b)	952	964

		1,277

Building Materials (0.1%)
Armstrong World Industries, Inc., 5.000%, 05/23/17(b)	515	518
Building Materials Corporate of America, 3.063%, 02/24/14(a) (b)	220	221
Goodman Global Holdings, Inc., 5.750%, 10/28/16(b)	299	300

		1,039

Chemicals (0.2%)
Arizona Chemical, Inc., 6.750%, 11/21/16(a) (b)	341	345
Chemtura Corp., 5.500%, 08/27/16(a) (b)	215	217
Huntsman International LLC, 1.783%, 04/21/14(a) (b)	875	860
INEOS Group Holdings PLC, 8.001%, 12/16/14(a) (b)	224	231
INEOS U.S. Finance LLC, 7.501%, 12/16/13(a) (b)	211	217
MacDermid, Inc., 2.261%, 04/12/14(a) (b)	457	434
Nalco Co., 4.500%, 10/02/17(a) (b)	289	291
Univar, Inc., 6.250%, 05/30/17(a) (b)	424	424

		3,019

Commercial Services (0.2%)
BNY ConvergEx Group LLC, 12/19/16(b) (c)	390	391
Booz Allen Hamilton, Inc., 6.000%, 07/31/15(a) (b)	284	285
Catalina Marketing Corp., 3.011%, 10/01/14(b)	278	276
Cengage Learning Acquisitions, Inc., 2.550%, 07/03/14(b)	955	900
Cenveo Corp., 6.500%, 12/14/16(a) (b)	410	413
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

CoreLogic, Inc., 4.750%, 04/12/16(a) (b)	428	431
Hertz Corp., 2.020%, 12/21/12(b)	189	187
Hertz Corp., 2.034%, 12/21/12(b)	35	35
Sedgwick CMS Holdings, Inc., 5.500%, 05/27/16(a) (b)	434	435

		3,353

Computers (0.0%)
Network Solutions LLC, 2.520%, 03/07/14(a) (b)	131	124

Consumer Discretionary (0.0%)
Collective Brands Finance, Inc., 3.011%, 08/18/14(b)	197	197

Consumer Staples (0.1%)
Pierre Foods, Inc., 7.000%, 09/30/16(a) (b)	334	334
Revlon Consumer Products Corp., 6.000%, 03/11/15(a) (b)	429	430

		764

Diversified Financial Services (0.6%)
Affinion Group, Inc., 5.000%, 10/10/16(a) (b)	443	441
AGFS Funding Co., 7.250%, 04/21/15(b)	1,660	1,683
American Capital Holdings, Inc., 7.500%, 12/31/13(b)	692	695
CIT Group, Inc., 6.250%, 08/11/15(a) (b)	645	658
CNO Financial Group, Inc., 7.500%, 09/30/16	410	413
Fifth Third Processing Solutions LLC, 5.500%, 11/03/16(b)	425	428
First Data Corp., 3.011%, 09/24/14(a) (b) (c)	702	649
Interactive Data Corp., 6.750%, 01/27/17(a) (b)	308	312
International Lease Finance Corp., 6.750%, 03/17/15(a) (b)	405	410
Microsemi Corp., 5.000%, 11/02/17(b)	425	428
Nielsen Finance LLC, 3.750%, 05/02/16(b) (c)	844	842
Nuveen Investments, Inc., 3.300%, 11/13/14(a) (b)	485	463
SunGard Data Systems, Inc., 3.910%, 02/26/16(a) (b)	819	813

		8,235

Electric (0.2%)
Calpine Corp., 3.145%, 03/29/14(a) (b)	171	170
GenOn Energy, Inc., 6.000%, 09/08/17(a) (b)	479	482
NRG Energy, Inc., 2.040%, 02/01/13(a) (b)	843	836
NRG Energy, Inc., 2.050%, 02/01/13(a) (b)	626	621
Texas Competitive Electric Holdings Co. LLC, 3.764%, 10/10/14(a) (b)	670	517

		2,626

Energy (0.1%)
Aquilex Holdings LLC, 5.500%, 04/01/16(a) (b)	386	384
KGen LLC, 0.153%, 02/08/14(a) (b)	215	204
KGen LLC, 2.063%, 02/10/14(a) (b)	239	227
New Development Holdings, Inc., 7.000%, 07/03/17(b)	538	547

		1,362

Entertainment (0.2%)
Carmike Cinemas, Inc., 5.500%, 01/27/16(a) (b)	115	115
Cinedigm Digital Funding I LLC, 5.250%, 04/29/16(b)	539	532
IMG Worldwide, Inc., 7.250%, 06/15/15(a) (b) (e)	587	579
Live Nation Entertainment, Inc., 4.500%, 11/07/16(a) (b)	219	219
Regal Cinemas Corp., 3.803%, 11/21/16(a) (b)	423	425
Universal City Development Partners Ltd., 5.500%, 11/06/14(a) (b)	816	823

		2,693

Food (0.2%)
Dean Foods Co., 3.520%, 04/02/17(b)	735	717
DineEquity, Inc., 6.000%, 10/19/17(b)	319	323
Dole Food Co., Inc., 5.039%, 03/02/17(b)	153	153
Dole Food Co., Inc., 5.060%, 03/02/17(a) (b)	61	62
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Dunkin’ Brands, Inc., 5.750%, 11/23/17(b)	730	738
Green Mountain Coffee Roasters, Inc., 5.500%, 12/16/16	535	535
Pinnacle Foods Holdings Corp., 2.761%, 04/02/14(b)	450	441

		2,969

Forest Products & Paper (0.0%)
Georgia-Pacific Corp., 2.300%, 12/21/12(b)	617	617

Health Care (0.8%)
Ardent Medical Services, Inc., 6.500%, 09/15/15(a) (b)	617	617
Bausch & Lomb, Inc., 3.511%, 04/24/15(a) (b)	84	83
Bausch & Lomb, Inc., 3.540%, 04/24/15(a) (b)	344	343
Biomet, Inc., 3.290%, 03/25/15(a) (b)	422	420
Carestream Health, Inc., 2.260%, 04/30/13(a) (b)	425	416
Community Health Systems, Inc., 2.544%, 07/25/14(b)	29	28
Community Health Systems, Inc., 2.544%, 07/25/14(b)	560	546
Community Health Systems, Inc., 3.794%, 01/25/17(b)	281	280
CRC Health Corp., 2.533%, 02/06/13(a) (b)	465	451
DaVita, Inc., 4.500%, 10/20/16(b)	380	383
Gentiva Health Services, Inc., 6.750%, 08/15/16(a) (b)	278	281
Grifols, Inc., 11/23/16(a) (b) (d)	480	485
Gymboree Corp., 5.500%, 11/23/17(b)	430	432
Hanger Orthopedic Group, Inc., 5.250%, 11/17/16(b)	430	433
HCA, Inc., 1.553%, 11/19/12(a) (b)	1,700	1,678
Health Management Associates, 2.053%, 02/28/14(a) (b)	433	424
IASIS Healthcare LLC, Term Loan B, 2.261%, 03/14/14(a) (b)	294	287
IASIS Healthcare LLC, 2.261%, 03/14/14(a) (b)	28	27
IASIS Healthcare LLC, 2.261%, 03/14/14(a) (b)	102	99
MedAssets, Inc., 5.250%, 11/16/16(b)	270	271
Multiplan, Inc., 6.500%, 08/26/17(a) (b)	436	440
Mylan Laboratories, Inc., 3.563%, 10/02/14(b)	74	74
NBTY, Inc., 6.250%, 10/02/17(a) (b)	725	734
Universal Health Services, Inc., 5.500%, 11/15/16(a) (b)	430	436
Vanguard Health Holding Co. II LLC, 5.000%, 01/29/16(a) (b)	433	435
Warner Chilcott Company LLC, 6.000%, 10/30/14(a) (b)	336	336
Warner Chilcott Company LLC, 6.250%, 04/30/15(a) (b)	277	278
Warner Chilcott Corp., 6.250%, 04/30/15(a) (b)	166	167
WC LUXCO S.A.R.L., 6.500%, 02/22/16(a) (b)	170	171

		11,055

Industrials (0.0%)
Bucyrus International, Inc., 4.250%, 02/19/16(a) (b)	564	565

Information Technology (0.3%)
Aspect Software, Inc., 6.250%, 04/19/16	289	289
Ceridian Corp., 3.270%, 11/10/14(a) (b)	240	228
Fidelity National Information Services, Inc., 5.250%, 07/18/16(a) (b)	319	323
Flextronics International Ltd., 2.508%, 10/01/12(a) (b)	841	832
NDS Finance Ltd., 4.511%, 02/03/17(a) (b)	1,682	1,659
Savvis Communications Corp., 6.750%, 08/04/16(a) (b)	878	891

		4,222

Leisure Time (0.1%)
Clubcorp Operations, Inc., 6.000%, 11/09/16(b)	645	650
Sabre Holdings Corp., 2.270%, 09/30/14(a) (b)	280	255

		905

Lodging (0.0%)
VML U.S. Finance LLC, 4.800%, 05/25/12(b)	158	158
VML U.S. Finance LLC, 4.800%, 05/27/13(b)	274	274

		432

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Machinery Diversified (0.0%)
Manitowoc Co., Inc. (The), 5.313%, 11/06/13(b)	271	272
Veyance Technologies, Inc., 2.770%, 07/31/14(a) (b)	31	27
Veyance Technologies, Inc., 2.770%, 07/31/14(a) (b)	218	193

		492

Media (0.6%)
Charter Communications Operating LLC, 2.270%, 03/06/14(a) (b) (c)	2,170	2,140
Citadel Broadcasting Corp., 4.250%, 12/30/16(b)	160	160
Getty Images, Inc., 5.250%, 11/07/16(a) (b)	219	221
Gray Television, Inc., 3.790%, 12/31/14(a) (b)	420	409
Insight Midwest LP, 2.020%, 04/07/14(b)	850	827
Mediacom Broadband LLC, 4.500%, 10/23/17(a) (b)	896	888
Springboard Finance LLC, 7.000%, 02/23/15(b)	716	717
Syniverse Technologies, Inc., 12/21/17(a) (b) (d)	460	465
Telesat Canada, 3.270%, 10/31/14(a) (b)	811	807
Telesat Canada, 3.270%, 10/31/14(a) (b)	70	69
Univision Communications, Inc., 4.511%, 03/31/17(b)	863	820
Village Roadshow Ltd., 5.500%, 05/27/15(a) (b) (e)	1,275	1,262
Weather Channel Interactive, Inc. (The), 5.000%, 09/14/15(a) (b)	212	213

		8,998

Metals (0.1%)
Novelis, Inc., 5.250%, 12/19/16(b)	1,130	1,144

Miscellaneous Manufacturer (0.1%)
Clarke American Corp., 2.790%, 06/30/14(b)	471	426
John Maneely Co., 3.539%, 12/09/13(a) (b)	224	220

		646

Oil & Gas (0.5%)
CITGO Petroleum Corp., 8.000%, 06/24/15(a) (b)	1,609	1,661
MEG Energy Corp., 6.000%, 04/03/16(a) (b)	1,534	1,538
Obsidian Natural Gas Trust, 7.000%, 11/02/15	2,215	2,237
Pilot Travel Centers LLC, 5.250%, 06/30/16(a) (b)	813	824
TPF Generation Holdings LLC, 2.300%, 12/15/11(a) (b)	56	55
TPF Generation Holdings LLC, 2.300%, 12/13/13(a) (b)	178	175
TPF Generation Holdings LLC, Term Loan B, 2.300%, 12/15/13(a) (b)	408	400
Western Refining Co., 10.750%, 05/30/14(a) (b)	864	879

		7,769

Packaging & Containers (0.1%)
Graphic Packaging Holding Co., 3.040%, 05/16/14(a) (b)	785	782
Reynolds Group Holdings, Inc., 6.750%, 05/05/16(b)	810	816

		1,598

Real Estate (0.0%)
CB Richard Ellis Services, Inc., 3.510%, 11/06/16(a) (b)	334	336

Retail (0.3%)
Capital Automotive LP, 2.760%, 12/14/12(a) (b)	793	788
Dollar General Corp., 3.011%, 07/07/14(b)	850	849
Leslie’s Poolmart, Inc., 6.000%, 11/30/17(b)	515	519
Michaels Stores, Inc., 4.813%, 07/31/16(a) (b)	433	432
Neiman Marcus Group, Inc. (The), 2.290%, 04/05/13(b)	419	410
PETCO Animal Supplies, Inc., 6.000%, 11/24/17(b)	820	819
Sports Authority, Inc. (The), 7.500%, 10/26/17(b)	445	444
SUPERVALU, Inc., 1.540%, 06/01/12(b)	448	441

		4,702

Semiconductors (0.0%)
Freescale Semiconductor, Inc., 4.508%, 12/01/16(a) (b)	478	462

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Telecommunication Services (0.7%)
Airvana, Inc., 11.000%, 08/23/14(a) (b)	509	510
Asurion Corp., 3.286%, 07/03/14(a) (b)	422	401
Atlantic Broadband Finance LLC, 5.000%, 11/27/15(a) (b)	290	291
Avaya, Inc., 3.034%, 10/24/14(a) (b) (c)	476	451
BBHI Acquisition LLC, 4.500%, 12/14/17(b)	435	437
Bragg Communications, Inc., 2.794%, 08/31/14(a) (b)	424	415
Cequel Communications LLC, 2.265%, 11/05/13(b)	224	223
Consolidated Communications, Inc., 2.770%, 12/31/14(b)	225	215
Integra Telecom, Inc., 9.250%, 04/15/15(a) (b)	617	625
Intelsat Corp., 2.790%, 01/03/14(a) (b)	151	151
Intelsat Corp., 2.790%, 01/03/14(a) (b)	151	151
Intelsat Corp., 2.790%, 01/03/14(a) (b)	151	151
Intelsat Jackson Holdings Ltd., 3.750%, 04/06/18(b) (c)	1,795	1,813
Level 3 Communications, Inc., 2.539%, 03/13/14(b)	455	430
MetroPCS Wireless, Inc., 2.560%, 11/04/13(b)	875	873
Telcordia Technologies, Inc., 6.750%, 04/09/16(a) (b)	822	820
UPC Financing Partnership, 4.251%, 12/30/16(b)	860	846
Vonage Holdings Corp., 9.750%, 12/08/15(b)	355	354
West Corp., 2.720%, 10/24/13(a) (b)	328	324

		9,481

Transportation (0.1%)
Ozburn-Hessey Holding Company LLC, 7.500%, 04/08/16(a) (b)	856	864

Total Bank Loans (Cost $84,062)		85,622

Corporate Bonds (33.2%)
Aerospace/Defense (0.7%)
Boeing Co. (The), 5.125%, 02/15/13	243	263
General Dynamics Corp., 5.250%, 02/01/14	2,453	2,701
United Technologies Corp., 6.125%, 02/01/19	6,637	7,761

		10,725

Airlines (0.3%)
Continental Airlines, Inc., Pass Through Trust, Ser 2010-1, Cl A, 4.750%, 01/12/21	1,885	1,885
Delta Air Lines, Inc., Pass Through Trust, Ser 2010-2, Cl A, 4.950%, 05/23/19	1,796	1,803

		3,688

Auto Manufacturers (0.2%)
PACCAR, Inc., 6.375%, 02/15/12	2,874	3,046

Banks (1.0%)
Bank of Nova Scotia, 2.375%, 12/17/13	3,075	3,168
Bank of Nova Scotia, 3.400%, 01/22/15	4,016	4,168
HSBC Bank PLC, 3.500%, 06/28/15	3,753	3,847
Northern Trust Corp., 4.625%, 05/01/14	821	888
Northern Trust Corp., 5.200%, 11/09/12	2,995	3,233

		15,304

Beverages (1.2%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	5,395	5,567
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	4,839	5,243
Diageo Capital PLC, 5.200%, 01/30/13	1,606	1,732
PepsiCo, Inc., 3.125%, 11/01/20	2,876	2,703
SABMiller PLC, 6.200%, 07/01/11	2,758	2,829

		18,074

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @100	1,387	1,374

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Chemicals (1.3%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,487	1,562
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	3,278	3,585
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50	—	—
Praxair, Inc., 1.750%, 11/15/12	8,873	8,989
Praxair, Inc., 4.625%, 03/30/15	4,467	4,862

		18,998

Computers (0.9%)
Hewlett-Packard Co., 4.500%, 03/01/13	1,304	1,396
Hewlett-Packard Co., 6.125%, 03/01/14	194	220
IBM Corp., 7.625%, 10/15/18	8,885	11,310

		12,926

Diversified Financial Services (5.8%)
CME Group, Inc., 5.400%, 08/01/13	2,847	3,135
CME Group, Inc., 5.750%, 02/15/14	4,842	5,361
Credit Suisse (USA), Inc., 5.300%, 08/13/19	6,113	6,457
ERAC USA Finance LLC, 5.250%, 10/01/20	3,476	3,535
ERAC USA Finance LLC, 5.600%, 05/01/15	1,641	1,791
ERAC USA Finance LLC, 5.800%, 10/15/12	2,096	2,247
Jefferies Group, Inc., 5.875%, 06/08/14	2,345	2,521
Jefferies Group, Inc., 8.500%, 07/15/19	5,481	6,267
JPMorgan Chase & Co., 4.400%, 07/22/20	4,163	4,097
JPMorgan Chase & Co., 6.300%, 04/23/19	6,547	7,452
Lazard Group LLC, 6.850%, 06/15/17	497	520
Lazard Group LLC, 7.125%, 05/15/15	3,379	3,638
MassMutual Global Funding LLC, 2.300%, 09/28/15(f)	3,200	3,120
Morgan Stanley, 7.300%, 05/13/19	6,646	7,481
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	5,253	5,308
TIAA Global Markets, Inc., 5.125%, 10/10/12	4,019	4,302
Toyota Motor Credit Corp., MTN, 3.200%, 06/17/15	2,377	2,455
Woodside Finance Ltd., 8.125%, 03/01/14	3,868	4,450
Woodside Finance Ltd., 8.750%, 03/01/19	8,451	10,511

		84,648

Electric (1.9%)
AES Ironwood LLC, 8.857%, 11/30/25	—	—
Alabama Power Co., 5.800%, 11/15/13	3,071	3,440
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	1,337	1,635
E.ON International Finance BV, 5.800%, 04/30/18	6,386	7,216
Exelon Generation Co. LLC, 6.200%, 10/01/17	3,412	3,819
Georgia Power Co., 6.000%, 11/01/13	1,921	2,148
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	4,128	4,437
Pacific Gas & Electric Co., 3.500%, 10/01/20, Callable 07/01/20 @ 100	948	902
Southern California Edison Co., 5.750%, 03/15/14	3,585	4,001

		27,598

Food (0.6%)
Kellogg Co., 4.250%, 03/06/13	2,289	2,429
Kroger Co. (The), 7.500%, 01/15/14	2,169	2,501
Tesco PLC, 5.500%, 11/15/17	3,517	3,924

		8,854

Healthcare — Products (0.1%)
Becton Dickinson and Co., 3.250%, 11/12/20	1,580	1,483

Healthcare — Services (0.9%)
Roche Holdings, Inc., 6.000%, 03/01/19	11,627	13,520

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Household Products/Wares (0.2%)
Kimberly-Clark Corp., 3.625%, 08/01/20	2,291	2,250

Insurance (1.1%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	6,963	7,185
Berkshire Hathaway, Inc., 4.600%, 05/15/13	3,105	3,340
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	6,090	6,310

		16,835

Media (1.4%)
Comcast Corp., 4.950%, 06/15/16	1,892	2,039
NBC Universal, Inc., 4.375%, 04/01/21	5,314	5,158
Thomson Reuters Corp., 5.950%, 07/15/13	646	717
Time Warner Cable, Inc., 5.850%, 05/01/17	6,491	7,243
Time Warner Cable, Inc., 8.250%, 02/14/14	3,521	4,087
Time Warner, Inc., 4.875%, 03/15/20	758	789

		20,033

Mining (1.0%)
Barrick (PD) Australia Finance Pty Ltd., 4.950%, 01/15/20	3,158	3,400
Barrick Gold Corp., 6.950%, 04/01/19	1,816	2,228
Barrick International Barbados Corp., 5.750%, 10/15/16	1,925	2,116
Newmont Mining Corp., 5.125%, 10/01/19	5,943	6,533

		14,277

Miscellaneous Manufacturer (1.1%)
General Electric Co., 5.000%, 02/01/13	3,585	3,832
General Electric Co., 5.250%, 12/06/17	2,199	2,375
Illinois Tool Works, Inc., 6.250%, 04/01/19	5,389	6,278
Siemens Financieringsmaatschappij NV, 5.750%, 10/17/16	2,612	3,001

		15,486

Office/Business Equip (0.4%)
Xerox Corp., 5.500%, 05/15/12	1,972	2,083
Xerox Corp., 6.350%, 05/15/18	2,764	3,116

		5,199

Oil & Gas (0.6%)
Pride International, Inc., 6.875%, 08/15/20	1,736	1,801
Total Capital SA, 3.000%, 06/24/15	2,363	2,413
Weatherford International Ltd., 4.950%, 10/15/13	1,160	1,236
Weatherford International Ltd., 9.625%, 03/01/19	2,928	3,757

		9,207

Pharmaceuticals (3.2%)
Abbott Laboratories, 5.600%, 11/30/17	5,657	6,468
AstraZeneca PLC, 5.900%, 09/15/17	9,078	10,513
Covidien International Finance SA, 6.000%, 10/15/17	3,340	3,796
Express Scripts, Inc., 5.250%, 06/15/12	4,387	4,630
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	3,915	4,476
Merck & Co., Inc., 6.000%, 09/15/17	4,215	4,925
Novartis Securities Investment Ltd., 5.125%, 02/10/19	2,792	3,088
Pfizer, Inc., 6.200%, 03/15/19	4,544	5,323
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	2,838	2,888
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	842	949

		47,056

Pipelines (2.5%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	2,026	2,290
El Paso Natural Gas Co., 5.950%, 04/15/17	683	733
Energy Transfer Partners LP, 6.700%, 07/01/18	4,976	5,645
Energy Transfer Partners LP, 9.000%, 04/15/19	2,730	3,420
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Enterprise Products Operating LLC, 5.250%, 01/31/20	6,738	7,009
Enterprise Products Operating LLC, Ser G, 5.600%, 10/15/14	4,228	4,669
Rockies Express Pipeline LLC, 6.850%, 07/15/18	2,812	2,999
Southern Natural Gas Co., 5.900%, 04/01/17	460	493
TransCanada PipeLines Ltd., 3.800%, 10/01/20	3,264	3,185
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	1,074	1,214
Williams Partners LP, 4.125%, 11/15/20	4,719	4,470

		36,127

Real Estate Investment Trusts (1.0%)
Digital Realty Trust LP, 4.500%, 07/15/15	6,404	6,443
Digital Realty Trust LP, 5.875%, 02/01/20	1,427	1,452
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	6,896	7,437

		15,332

Retail (1.3%)
Wal-Mart Stores, Inc., 5.800%, 02/15/18	10,086	11,589
Walgreen Co., 4.875%, 08/01/13	2,720	2,971
Wesfarmers Ltd., 6.998%, 04/10/13	3,403	3,754

		18,314

Software (0.4%)
Oracle Corp., 5.750%, 04/15/18	4,782	5,470

Telecommunication Services (2.6%)
American Tower Corp., 4.500%, 01/15/18	6,315	6,260
AT&T, Inc., 4.950%, 01/15/13	3,427	3,673
AT&T, Inc., 5.100%, 09/15/14	3,547	3,881
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/16/13 @ 103.88	4,036	4,409
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	3,954	4,360
Cisco Systems, Inc., 4.450%, 01/15/20	3,650	3,824
Cisco Systems, Inc., 5.500%, 02/22/16	2,776	3,168
Rogers Communications, Inc., 7.500%, 03/15/15	1,298	1,540
Verizon Communications, Inc., 5.250%, 04/15/13	3,018	3,282
Vodafone Group PLC, 5.500%, 06/15/11	3,675	3,755

		38,152

Transportation (1.2%)
Aviation Capital Group, 7.125%, 10/15/20	3,844	3,915
Union Pacific Corp., 7.875%, 01/15/19	9,289	11,591
United Parcel Service, Inc., 3.125%, 01/15/21	2,773	2,576

		18,082

Water (0.2%)
Veolia Environment SA, 6.000%, 06/01/18	3,235	3,623

Total Corporate Bonds (Cost $448,054)		485,681

U.S. Government Agency Mortgages (0.0%)
Federal National Mortgage Association (0.0%)

6.260%, 05/01/12	289	301

Total U.S. Government Agency Mortgages (Cost $292)		301

U.S. Treasury Obligations (57.3%)
U.S. Treasury Note (57.3%)
0.875%, 01/31/11(g)	108,493	108,548
0.875%, 05/31/11	106,249	106,552
2.375%, 09/30/14	125,649	130,145
2.125%, 11/30/14	268,598	275,145
3.750%, 11/15/18(g)	71,026	75,548
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

2.750%, 02/15/19	78,155	77,148
2.625%, 11/15/20	68,315	64,440

		837,526

Total U.S. Treasury Obligations (Cost $831,658)		837,526

Units (0.0%)
Commercial Services (0.0%)
Alion Science Technology Corp.(h)	65	—

Total Units (Cost $4)		—

Short-Term Investment (0.0%)
RidgeWorth Funds Securities Lending Joint Account(i) (j)	700,000	700

Total Short-Term Investment (Cost $700)		700

Money Market Fund (1.7%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.01%(b)	24,994,320	24,994

Total Money Market Fund (Cost $24,994)		24,994

Total Investments
(Cost $1,402,524)(k) — 99.0%		1,448,110
Other assets in excess of liabilities — 1.0%		14,092

Net Assets — 100.0%		$1,462,202

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.7% of net assets as of December 31, 2010.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	The security has not settled as of December 31, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(e)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2010 are identified below (in thousands):

Issue	Acquisition				Percentage of
Description	Date	Cost($)	Principal($)	Value($)	Net Assets(%)

IMG Worldwide, Inc.	06/08/10	573	587	579	0.04
Village Roadshow Ltd.	05/27/10	1,260	1,275	1,262	0.09
(f)	The security or a partial position of the security was on loan as of December 31, 2010. The total value of securities on loan as of December 31, 2010, in thousands, was $685.

(g)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(h)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(i)	Affiliated investment.

(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2010 (See Notes to Schedules of Portfolio Investments).

(k)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
MTN– Medium Term Note
Amounts designated as “—” are $0 or have been rounded to $0.
Credit Default Swap Agreements — Buy Protection ($ Amounts in thousands)

Upfront
					Payments		Unrealized
		Notional	Fixed	Expiration	Made		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	(Depreciation)($)

Bank of America Corp.	Morgan Stanley	8,525	1.000	12/20/15	377	283	(94)
See Notes to Schedules of Portfolio Investments.

					Upfront
					Payments		Unrealized
		Notional	Fixed	Expiration	Made		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	(Depreciation)($)

Capital One Financial Corp.	Morgan Stanley	8,640	1.000	12/20/15	160	75	(85)
Citigroup, Inc.	Credit Suisse First Boston	8,525	1.000	12/20/15	243	168	(75)
Emerging Markets CDX Indices, Series 14	Barclays Bank PLC	2,235	5.000	12/20/15	(270)	(305)	(35)
Emerging Markets CDX indices, Series 14	JPMorgan	1,426	5.000	12/20/15	(171)	(195)	(24)
Federative Republic of Brazil	Morgan Stanley	3,216	1.000	12/20/15	28	13	(15)
Ryder System, Inc.	JPMorgan	8,640	1.000	12/20/15	180	49	(131)
Wells Fargo & Co.	Morgan Stanley	8,525	1.000	12/20/15	119	8	(111)
Whirlpool Corp.	Barclays Bank PLC	8,660	1.000	12/20/15	292	222	(70)

					$958	$318	$(640)

Credit Default Swap Agreements — Sell Protection ($ Amounts in thousands)

					Upfront		Unrealized
					Payments		Appreciation/
		Notional	Fixed	Expiration	Made		(Depreciation)
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	($)

Emerging Markets	Credit Suisse First
CDX Indices, Series 15	Boston	25,720	5.000	12/20/15	285	758	473
Emerging Markets CDX Indices, Series 15	Morgan Stanley	25,720	5.000	12/20/15	285	757	472
Emerging Markets CDX Indices, Series 15	Barclays Bank PLC	25,720	5.000	12/20/15	285	757	472

					$855	$2,272	$1,417

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
At December 31, 2010, liquid assets totaling $5,108, in thousands, have been designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2010.
Forward Foreign Currency Contracts (Amounts in thousands)
At December 31, 2010, the Fund’s forward foreign currency contracts were as follows:

			Contract			Unrealized
			Amount in	Contract		Appreciation/
		Delivery	Local	Value in	Market	(Depreciation)
Currency	Counterparty	Date	Currency	USD($)	Value($)	($)

Long:
Australian Dollar	Credit Suisse Securities LLC	01/12/11	16,540	16,325	16,903	578
Australian Dollar	JPMorgan Securities	01/12/11	18,960	18,718	19,375	657
Euro	Credit Suisse Securities LLC	01/03/11	1,068	1,399	1,427	28
Euro	Deutsche Bank Securities, Inc.	02/09/11	41,412	55,297	55,335	38
Euro	JPMorgan Securities	02/09/11	86,595	115,644	115,708	64
See Notes to Schedules of Portfolio Investments.

			Contract			Unrealized
			Amount in	Contract		Appreciation/
		Delivery	Local	Value in	Market	(Depreciation)
Currency	Counterparty	Date	Currency	USD($)	Value($)	($)

Euro	Morgan Stanley Co., Inc.	01/10/11	28,965	38,803	38,705	(98)
Euro	Morgan Stanley Co., Inc.	02/09/11	28,018	37,296	37,437	141
Euro	State Street Bank and Trust, Co.	02/09/11	42,617	58,092	56,945	(1,147)
New Zealand Dollar	Credit Suisse Securities LLC	01/26/11	3,131	2,376	2,435	59

Total Long Contracts				$343,950	$344,270	$320

Short:
Australian Dollar	Credit Suisse Securities LLC	01/12/11	28,218	28,055	28,837	(782)
Australian Dollar	JP Morgan Securities	01/12/11	20,330	20,212	20,775	(563)
Australian Dollar	Morgan Stanley Co., Inc.	01/12/11	29,208	29,040	29,848	(808)
Colombian Peso	Barclays Capital, Inc.	02/09/11	4,735,223	2,606	2,487	119
Colombian Peso	Morgan Stanley Co., Inc.	02/09/11	31,198,600	17,180	16,384	796
Euro	Credit Suisse Securities LLC	01/03/11	1,068	1,401	1,427	(26)
Euro	Deutsche Bank Securities, Inc.	01/10/11	29,095	38,427	38,879	(452)
Euro	Deutsche Bank Securities, Inc.	02/09/11	54,913	76,152	73,374	2,778
Euro	JP Morgan Securities	01/10/11	28,965	38,574	38,705	(131)
Euro	JP Morgan Securities	02/09/11	115,712	156,621	154,614	2,007
Euro	Morgan Stanley Co., Inc.	01/10/11	56,907	75,797	76,044	(247)
Euro	Morgan Stanley Co., Inc.	02/09/11	28,018	39,259	37,437	1,822
Hungarian Forint	Morgan Stanley Co., Inc.	01/24/11	144,406	684	693	(9)
Indonesian Rupiah	Barclays Capital, Inc.	01/18/11	6,910,718	773	765	8
Japanese Yen	Credit Suisse Securities LLC	01/07/11	397,503	4,794	4,896	(102)
Japanese Yen	Morgan Stanley Co., Inc.	01/11/11	3,033,354	36,570	37,364	(794)
New Zealand Dollar	Credit Suisse Securities LLC	01/26/11	3,131	2,376	2,435	(59)

Total Short Contracts				$568,521	$564,964	$3,557

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations (0.8%)
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38(a)	653	678
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.442%, 11/15/30(a)	555	583
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A6A, 5.110%, 07/15/42(a)	1,434	1,495

Total Collateralized Mortgage Obligations (Cost $2,626)		2,756

Bank Loans (6.5%)
Aerospace/Defense (0.1%)
AM General LLC, 3.260%, 09/28/12(a) (b)	6	5
AM General LLC, 3.260%, 09/30/13(a) (b)	106	95
DAE Aviation Holdings, Inc., 4.040%, 07/31/14(a) (b)	66	65
DAE Aviation Holdings, Inc., Tranche B2, 4.040%, 07/31/14(a) (b)	64	62
Delos Aircraft, Inc., 7.000%, 03/17/16(a) (b)	175	178
Sequa Corp., 3.540%, 12/03/14(a) (b)	120	116

		521

Auto Manufacturers (0.1%)
Ford Motor Co., 3.030%, 12/16/13(a) (b)	364	363
HHI Group Holdings LLC, 10.500%, 03/30/15(a) (b)	55	56
Tenneco, Inc., 5.050%, 06/03/16(a) (b)	70	70

		489

Auto Parts & Equipment (0.1%)
Allison Transmission, Inc., 3.030%, 08/07/14(a) (b)	89	86
Pinafore LLC, 6.250%, 09/29/16(a) (b)	261	265

		351

Building Materials (0.1%)
Armstrong World Industries, Inc., 5.000%, 05/23/17(a) (b)	140	141
Building Materials Corporate of America, 3.060%, 02/24/14(a) (b)	60	60
Goodman Global Holdings, Inc., 5.750%, 10/28/16(a) (b)	80	80

		281

Chemicals (0.2%)
Arizona Chemical, Inc., 6.750%, 11/21/16(a) (b)	94	95
Chemtura Corp., 5.500%, 08/27/16(a) (b)	60	60
Huntsman International LLC, 1.780%, 04/21/14(a) (b)	240	236
INEOS Group Holdings PLC, 8.000%, 12/16/14(a) (b)	62	64
INEOS U.S. Finance LLC, 7.500%, 12/16/13(a) (b)	58	60
MacDermid, Inc., 2.260%, 04/12/14(a) (b)	129	123
Nalco Co., 4.500%, 10/05/17(a) (b)	80	80
Univar, Inc., 6.250%, 05/30/17(a) (b)	120	120

		838

Commercial Services (0.3%)
BNY ConvergEx Group LLC, 12/19/16(a) (b) (c) (d)	105	105
Booz Allen Hamilton, Inc., 6.000%, 07/31/15(a) (b)	80	80
Catalina Marketing Corp., 3.010%, 10/01/14(a) (b)	80	79
Cengage Learning Acquisitions, Inc., 2.550%, 07/03/14(a) (b)	264	249
Cenveo Corp., 6.500%, 12/14/16(a) (b)	115	116
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

CoreLogic, Inc., 4.750%, 04/12/16(a) (b)	119	120
Hertz Corp., 2.020%, 12/21/12(a) (b)	55	54
Hertz Corp., 2.030%, 12/21/12(a) (b)	10	10
Sedgwick CMS Holdings, Inc., 5.500%, 05/27/16(a) (b)	120	120

		933

Computers (0.0%)
Network Solutions LLC, 2.520%, 03/07/14(a) (b)	37	35

Consumer Discretionary (0.0%)
Collective Brands Finance, Inc., 3.020%, 08/18/14(a) (b)	54	54

Consumer Staples (0.1%)
Pierre Foods, Inc., 7.000%, 09/30/16(a) (b)	95	95
Revlon Consumer Products Corp., 6.000%, 03/11/15(a) (b)	120	120

		215

Diversified Financial Services (0.6%)
Affinion Group, Inc., 5.000%, 10/10/16(a) (b)	124	124
AGFS Funding Co., 7.250%, 04/21/15(a) (b)	460	466
American Capital Holdings, Inc., 0.000%, 12/31/13(a) (b)	191	192
CIT Group, Inc., 6.250%, 08/11/15(a) (b)	180	184
CNO Financial Group, Inc., 7.500%, 09/30/16(a) (b)	115	116
Fifth Third Processing Solutions LLC, 5.500%, 11/03/16(a) (b)	120	121
First Data Corp., 3.010%, 09/24/14(a) (b) (d)	196	181
Interactive Data Corp., 6.750%, 01/27/17(a) (b)	90	90
International Lease Finance Corp., 6.750%, 03/17/15(a) (b)	115	117
Microsemi Corp., 5.000%, 11/02/17(a) (b)	120	121
Nielsen Finance LLC, 05/02/16(a) (b) (c) (d)	233	233
Nuveen Investments, Inc., 3.300%, 11/13/14(a) (b)	135	129
SunGard Data Systems, Inc., 3.910%, 02/26/16(a) (b)	229	227

		2,301

Electric (0.2%)
Calpine Corp., 3.145%, 03/29/14(a) (b)	47	47
GenOn Energy, Inc., 6.000%, 09/08/17(a) (b)	130	131
NRG Energy, Inc., 2.040%, 02/01/13(a) (b)	233	231
NRG Energy, Inc., 2.050%, 02/01/13(a) (b)	173	171
Texas Competitive Electric Holdings Co. LLC, 3.760%, 10/10/14(a) (b)	184	142

		722

Energy (0.1%)
Aquilex Holdings LLC, 5.500%, 04/01/16(a) (b)	106	106
KGen LLC, 0.150%, 02/08/14(a) (b)	59	56
KGen LLC, 2.060%, 02/10/14(a) (b)	66	63
New Development Holdings, Inc., 7.000%, 07/03/17(a) (b)	148	150

		375

Entertainment (0.2%)
Carmike Cinemas, Inc., 5.500%, 01/27/16(a) (b)	32	32
Cinedigm Digital Funding I LLC, 5.250%, 04/29/16(a) (b)	153	151
Cinemark USA, Inc., 3.530%, 04/29/16(a) (b)	—	—
IMG Worldwide, Inc., 7.250%, 06/15/15(a) (e)	159	157
Live Nation Entertainment, Inc., 4.500%, 11/07/16(a) (b)	60	59
Regal Cinemas Corp., 3.800%, 11/21/16(a) (b)	119	120
Universal City Development Partners Ltd., 5.500%, 11/06/14(a) (b)	224	226

		745

Food (0.2%)
Dean Foods Co., 3.540%, 04/02/17(a) (b)	204	199
DineEquity, Inc., 6.000%, 10/19/17(a) (b)	89	90
Dole Food Co., Inc., 5.040%, 03/02/17(a) (b)	43	43
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Dole Food Co., Inc., 5.060%, 03/02/17(a) (b)	17	17
Dunkin’ Brands, Inc., 5.750%, 11/23/17(a) (b)	200	202
Green Mountain Coffee Roasters, Inc., 5.500%, 12/16/16(a) (b)	150	150
Pinnacle Foods Holdings Corp., 2.760%, 04/02/14(a) (b)	125	123

		824

Forest Products & Paper (0.1%)
Georgia-Pacific Corp., 2.300%, 12/21/12(a) (b)	171	170

Health Care (0.8%)
Ardent Medical Services, Inc., 6.500%, 09/15/15(a) (b)	174	174
Bausch & Lomb, Inc., 3.510%, 04/24/15(a) (b)	23	23
Bausch & Lomb, Inc., 3.540%, 04/24/15(a) (b)	96	96
Biomet, Inc., 3.290%, 03/25/15(a) (b)	114	114
Carestream Health, Inc., 2.260%, 04/30/13(a) (b)	120	117
Community Health Systems, Inc., 2.540%, 07/25/14(a) (b)	157	153
Community Health Systems, Inc., 2.540%, 07/25/14(a) (b)	8	8
Community Health Systems, Inc., 3.790%, 01/25/17(a) (b)	79	78
CRC Health Corp., 2.550%, 02/06/13(a) (b)	130	126
DaVita, Inc., 4.500%, 10/20/16(a) (b)	105	106
Gentiva Health Services, Inc., 6.750%, 08/15/16(a) (b)	80	80
Grifols, Inc., 11/23/16(a) (b) (c)	135	136
Gymboree Corp., 5.500%, 11/23/17(a) (b)	120	121
Hanger Orthopedic Group, Inc., 5.250%, 11/17/16(a) (b)	120	121
HCA, Inc., 1.550%, 11/19/12(a) (b)	470	464
Health Management Associates, 2.050%, 02/28/14(a) (b)	119	117
IASIS Healthcare LLC, 2.260%, 03/14/14(a) (b)	27	27
IASIS Healthcare LLC, 2.260%, 03/14/14(a) (b)	8	7
IASIS Healthcare LLC, Term Loan B, 2.260%, 03/14/14(a) (b)	79	78
MedAssets, Inc., 5.250%, 11/16/16(a) (b)	75	75
Multiplan, Inc., 6.500%, 08/26/17(a) (b)	121	122
Mylan Laboratories, Inc., 3.560%, 10/02/14(a) (b)	21	21
NBTY, Inc., 6.250%, 10/02/17(a) (b)	200	203
Universal Health Services, Inc., 5.500%, 11/15/16(a) (b)	120	122
Vanguard Health Holding Co. II LLC, 5.000%, 01/29/16(a) (b)	119	120
Warner Chilcott Company LLC, 6.000%, 10/30/14(a) (b)	93	93
Warner Chilcott Company LLC, 6.250%, 04/30/15(a) (b)	77	77
Warner Chilcott Corp., 6.250%, 04/30/15(a) (b)	46	46
WC LUXCO S.A.R.L., 6.500%, 02/22/16(a) (b)	48	49

		3,074

Industrials (0.1%)
Bucyrus International, Inc., 4.250%, 02/19/16(a) (b)	160	160

Information Technology (0.3%)
Aspect Software, Inc., 6.250%, 04/19/16(a) (b)	80	80
Ceridian Corp., 3.270%, 11/10/14(a) (b)	65	62
Fidelity National Information Services, Inc., 5.250%, 07/18/16(a) (b)	90	91
Flextronics International Ltd., 2.510%, 10/01/12(a) (b)	234	231
NDS Finance Ltd., 4.510%, 02/03/17(a) (b)	465	458
Savvis Communications Corp., 6.750%, 08/04/16(a) (b)	244	248

		1,170

Leisure Time (0.1%)
Clubcorp Operations, Inc., 6.000%, 11/09/16(a) (b)	180	181
Sabre Holdings Corp., 2.270%, 09/30/14(a) (b)	80	73

		254

Lodging (0.0%)
VML U.S. Finance LLC, 4.800%, 05/25/12(a) (b)	44	44
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

VML U.S. Finance LLC, 4.800%, 05/27/13(a) (b)	76	75

		119

Machinery Diversified (0.0%)
Manitowoc Co., Inc. (The), 5.310%, 11/06/13(a) (b)	75	75
Veyance Technologies, Inc., 2.770%, 07/31/14(a) (b)	9	8
Veyance Technologies, Inc., 2.770%, 07/31/14(a) (b)	61	54

		137

Media (0.7%)
Charter Communications Operating LLC, 2.270%, 03/06/14(a) (b) (d)	604	596
Citadel Broadcasting Corp., 4.250%, 12/30/16(a) (b)	45	45
Getty Images, Inc., 5.250%, 11/07/16(a) (b)	60	60
Gray Television, Inc., 3.790%, 12/31/14(a) (b)	115	112
Insight Midwest LP, 2.020%, 04/07/14(a) (b)	235	229
Mediacom Broadband LLC, 4.500%, 10/23/17(a) (b)	249	247
Springboard Finance LLC, 7.000%, 02/23/15(a) (b)	200	200
Syniverse Technologies, Inc., 12/21/17(a) (b) (c)	130	131
Telesat Canada, 3.270%, 10/31/14(a) (b)	224	223
Telesat Canada, 3.270%, 10/31/14(a) (b)	19	19
Univision Communications, Inc., 4.510%, 03/31/17(a) (b)	239	227
Village Roadshow Ltd., 5.500%, 05/27/15(a) (e)	350	346
Weather Channel Interactive, Inc. (The), 5.000%, 09/14/15(a) (b)	59	60

		2,495

Metals (0.1%)
Novelis, Inc., 5.250%, 12/19/16(a) (b)	315	319

Miscellaneous Manufacturer (0.1%)
Clarke American Corp., 2.790%, 06/30/14(a) (b)	129	117
John Maneely Co., 3.540%, 12/09/13(a) (b)	65	63

		180

Oil & Gas (0.6%)
CITGO Petroleum Corp., 8.000%, 06/24/15(a) (b)	449	463
MEG Energy Corp., 6.000%, 04/03/16(a) (b)	422	423
Obsidian Natural Gas Trust, 7.000%, 11/02/15(a) (b)	615	621
Pilot Travel Centers LLC, 5.250%, 06/30/16(a) (b)	224	228
TPF Generation Holdings LLC, 2.300%, 12/15/11(a) (b)	16	15
TPF Generation Holdings LLC, 2.300%, 12/13/13(a) (b)	50	49
TPF Generation Holdings LLC, Term Loan B, 2.300%, 12/15/13(a) (b)	114	112
Western Refining Co., 10.750%, 05/30/14(a) (b)	240	245

		2,156

Packaging & Containers (0.1%)
Graphic Packaging Holding Co., 3.040%, 05/16/14(a) (b)	216	215
Reynolds Group Holdings, Inc., 6.750%, 05/05/16(a) (b)	222	224

		439

Real Estate (0.0%)
CB Richard Ellis Services, Inc., 3.510%, 11/06/16(a) (b)	90	90

Retail (0.4%)
Capital Automotive LP, 2.760%, 12/14/12(a) (b)	219	218
Dollar General Corp., 3.010%, 07/07/14(a) (b)	235	235
Leslie’s Poolmart, Inc., 6.000%, 11/30/17(a) (b)	145	146
Michaels Stores, Inc., 4.810%, 07/31/16(a) (b)	122	121
Neiman Marcus Group, Inc. (The), 2.290%, 04/05/13(a) (b)	118	115
PETCO Animal Supplies, Inc., 6.000%, 11/24/17(a) (b)	225	225
Sports Authority, Inc. (The), 7.500%, 10/26/17(a) (b)	125	125
SUPERVALU, Inc., 1.540%, 06/01/12(a) (b)	124	122

		1,307

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Semiconductors (0.0%)
Freescale Semiconductor, Inc., 4.510%, 12/01/16(a) (b)	135	130

Telecommunication Services (0.7%)
Airvana, Inc., 11.000%, 08/23/14(a) (b)	138	138
Asurion Corp., 3.270%, 07/03/14(a) (b)	119	113
Atlantic Broadband Finance LLC, 5.000%, 11/27/15(a) (b)	82	83
Avaya, Inc., 3.030%, 10/24/14(a) (b) (d)	129	122
BBHI Acquisition LLC, 4.500%, 12/14/17(a) (b)	120	121
Bragg Communications, Inc., 2.790%, 08/31/14(a) (b)	115	112
Cequel Communications LLC, 2.270%, 11/05/13(a) (b)	65	64
Consolidated Communications, Inc., 2.770%, 12/31/14(a) (b)	65	62
Integra Telecom, Inc., 9.250%, 04/15/15(a) (b)	174	176
Intelsat Corp., 2.790%, 01/03/14(a) (b) (c)	42	42
Intelsat Corp., 2.790%, 01/03/14(a) (b)	42	41
Intelsat Corp., 2.790%, 01/03/14(a) (b)	42	42
Intelsat Jackson Holdings Ltd., 04/06/18(a) (b) (c) (d)	500	505
Level 3 Communications, Inc., 2.540%, 03/13/14(a) (b)	125	118
MetroPCS Wireless, Inc., 2.560%, 11/04/13(a) (b)	244	243
Telcordia Technologies, Inc., 6.750%, 04/09/16(a) (b)	224	224
UPC Financing Partnership, 4.250%, 12/30/16(a) (b)	235	231
Vonage Holdings Corp., 9.750%, 12/08/15(a) (b)	100	100
West Corp., 2.720%, 10/24/13(a) (b)	90	89

		2,626

Transportation (0.1%)
Ozburn-Hessey Holding Company LLC, 7.500%, 04/08/16(a) (b)	239	241

Total Bank Loans (Cost $23,318)		23,751

Corporate Bonds (43.7%)
Aerospace/Defense (1.2%)
Boeing Co. (The), 5.125%, 02/15/13	975	1,056
General Dynamics Corp., 5.250%, 02/01/14	752	828
United Technologies Corp., 6.125%, 02/01/19	2,032	2,376

		4,260

Airlines (0.3%)
Continental Airlines, Inc., Pass Through Trust, Ser 2010-1, Cl A, 4.750%, 01/12/21	538	538
Delta Air Lines, Inc., Pass Through Trust, Ser 2010-2, Cl A, 4.950%, 05/23/19	514	516

		1,054

Auto Manufacturers (0.4%)
PACCAR, Inc., 6.375%, 02/15/12	1,205	1,277

Banks (1.3%)
Bank of Nova Scotia, 2.375%, 12/17/13	926	954
Bank of Nova Scotia, 3.400%, 01/22/15	1,068	1,108
HSBC Bank PLC, 3.500%, 06/28/15(b)	1,121	1,149
Northern Trust Corp., 5.200%, 11/09/12	1,484	1,602

		4,813

Beverages (1.5%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	1,388	1,432
Anheuser-Busch InBev Worldwide, Inc., 6.375%, 01/15/40(f)	569	652
Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/39(b)	289	392
Diageo Capital PLC, 5.200%, 01/30/13	649	700
PepsiCo, Inc., 3.125%, 11/01/20	967	909
SABMiller PLC, 6.200%, 07/01/11(b)	1,396	1,432

		5,517

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @100	394	390

Chemicals (1.7%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	721	758
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,057	1,156
Georgia Gulf Corp., 9.000%, 01/15/17(b)	—	—
Praxair, Inc., 1.750%, 11/15/12	2,375	2,406
Praxair, Inc., 4.625%, 03/30/15	1,826	1,987

		6,307

Computers (1.1%)
Hewlett-Packard Co., 4.500%, 03/01/13	553	592
IBM Corp., 7.625%, 10/15/18	2,572	3,274

		3,866

Diversified Financial Services (6.6%)
CME Group, Inc., 5.400%, 08/01/13	1,134	1,249
CME Group, Inc., 5.750%, 02/15/14	1,017	1,126
Credit Suisse (USA), Inc., 5.300%, 08/13/19	1,340	1,415
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,044	1,062
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	999	1,090
ERAC USA Finance LLC, 5.800%, 10/15/12(b)	923	989
Jefferies Group, Inc., 8.500%, 07/15/19	1,448	1,656
JPMorgan Chase & Co., 4.400%, 07/22/20	1,267	1,247
JPMorgan Chase & Co., 6.300%, 04/23/19	2,013	2,291
Lazard Group LLC, 7.125%, 05/15/15	1,902	2,048
MassMutual Global Funding LLC, 2.300%, 09/28/15(b)	968	944
Morgan Stanley, 7.300%, 05/13/19	1,657	1,865
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	1,406	1,421
TIAA Global Markets, Inc., 5.125%, 10/10/12(b)	1,265	1,354
Toyota Motor Credit Corp., MTN, 3.200%, 06/17/15	712	735
Woodside Finance Ltd., 8.750%, 03/01/19(b)	2,909	3,618

		24,110

Electric (3.1%)
Alabama Power Co., 5.800%, 11/15/13	1,096	1,228
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	423	517
E.ON International Finance BV, 5.800%, 04/30/18(b)	2,515	2,842
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,075	1,203
Georgia Power Co., 6.000%, 11/01/13	560	626
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	897	969
Pacific Gas & Electric Co., 3.500%, 10/01/20	272	259
Pacific Gas & Electric Co., 6.050%, 03/01/34	970	1,062
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	582	669
Southern California Edison Co., 5.750%, 03/15/14	1,144	1,277
Wisconsin Power & Light Co., 6.375%, 08/15/37	627	722

		11,374

Food (0.9%)
Kellogg Co., 4.250%, 03/06/13	818	868
Kroger Co. (The), 7.500%, 01/15/14	570	657
Tesco PLC, 5.500%, 11/15/17(b)	1,537	1,715

		3,240

Healthcare — Products (0.1%)
Becton Dickinson and Co., 3.250%, 11/12/20	474	445

Healthcare — Services (0.6%)
Roche Holdings, Inc., 7.000%, 03/01/39(b)	1,788	2,255

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Household Products/Wares (0.2%)
Kimberly-Clark Corp., 3.625%, 08/01/20	692	680

Insurance (1.7%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	1,884	1,944
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,238	1,331
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	1,925	1,995
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	806	943

		6,213

Lodging (0.0%)
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14	—	—

Media (1.7%)
Comcast Corp., 6.450%, 03/15/37	589	629
NBC Universal, Inc., 5.950%, 04/01/41(a) (b)	950	950
Thomson Reuters Corp., 5.950%, 07/15/13	278	309
Time Warner Cable, Inc., 5.850%, 05/01/17	2,447	2,730
Time Warner Cable, Inc., 8.250%, 02/14/14	1,162	1,349
Time Warner, Inc., 6.200%, 03/15/40	324	344

		6,311

Mining (1.0%)
Barrick Gold Corp., 6.950%, 04/01/19	431	529
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	773	836
Barrick PD Australia Finance Property Ltd., 5.950%, 10/15/39	800	847
Newmont Mining Corp., 6.250%, 10/01/39	1,323	1,439

		3,651

Miscellaneous Manufacturer (1.7%)
General Electric Co., 5.000%, 02/01/13	2,524	2,698
General Electric Co., 5.250%, 12/06/17	762	823
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,595	1,858
Siemens Financieringsmat, 6.125%, 08/17/26(b)	788	890

		6,269

Office/Business Equip (0.5%)
Xerox Corp., 5.500%, 05/15/12	624	659
Xerox Corp., 6.350%, 05/15/18	1,068	1,204

		1,863

Oil & Gas (2.0%)
Baker Hughes, Inc., 5.125%, 09/15/40	967	944
Pride International, Inc., 6.875%, 08/15/20	504	523
Shell International Finance BV, 6.375%, 12/15/38	2,750	3,259
Total Capital SA, 3.000%, 06/24/15	703	718
Weatherford International Ltd., 6.500%, 08/01/36	683	698
Weatherford International Ltd., 9.625%, 03/01/19	880	1,129

		7,271

Pharmaceuticals (3.6%)
Abbott Laboratories, 5.600%, 11/30/17	2,031	2,322
AstraZeneca PLC, 6.450%, 09/15/37	1,670	1,983
Covidien International Finance SA, 6.000%, 10/15/17	1,210	1,375
Express Scripts, Inc., 5.250%, 06/15/12	1,272	1,343
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,359	1,554
Merck & Co., Inc., 6.550%, 09/15/37	815	993
Novartis Securities Investment Ltd., 5.125%, 02/10/19	764	845
Pfizer, Inc., 6.200%, 03/15/19	1,214	1,422
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	422	475
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	808	822

		13,134

Pipelines (3.1%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	819	926
El Paso Natural Gas Co., 5.950%, 04/15/17	531	570
Energy Transfer Partners LP, 7.500%, 07/01/38	766	891
Energy Transfer Partners LP, 9.000%, 04/15/19	1,405	1,760
Enterprise Products Operating LLC, 5.250%, 01/31/20	1,782	1,854
Enterprise Products Operating LLC, Ser J, 5.750%, 03/01/35	796	786
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,076	1,147
Southern Natural Gas Co., 5.900%, 04/01/17(b)	305	327
TransCanada PipeLines Ltd., 6.100%, 06/01/40	1,046	1,151
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	394	445
Williams Partners LP, 4.125%, 11/15/20, Callable 08/15/20 @100	1,372	1,300

		11,157

Real Estate Investment Trusts (1.2%)
Digital Realty Trust LP, 4.500%, 07/15/15(b)	1,954	1,966
Digital Realty Trust LP, 5.875%, 02/01/20	429	437
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	1,827	1,970

		4,373

Retail (1.9%)
Wal-Mart Stores, Inc., 5.250%, 09/01/35	339	341
Wal-Mart Stores, Inc., 6.500%, 08/15/37	3,121	3,667
Walgreen Co., 4.875%, 08/01/13	825	901
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,668	1,840

		6,749

Software (0.5%)
Oracle Corp., 5.750%, 04/15/18	1,498	1,714

Telecommunication Services (4.1%)
American Tower Corp., 4.500%, 01/15/18	1,774	1,759
AT&T, Inc., 4.950%, 01/15/13	1,195	1,281
AT&T, Inc., 5.100%, 09/15/14	1,064	1,164
AT&T, Inc., 6.450%, 06/15/34	651	690
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/16/13 @ 103.88(b)	1,246	1,361
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,178	1,299
Cisco Systems, Inc., 4.450%, 01/15/20	370	388
Cisco Systems, Inc., 5.500%, 02/22/16	944	1,077
Cisco Systems, Inc., 5.500%, 01/15/40	1,568	1,638
Rogers Communications, Inc., 7.500%, 03/15/15	612	726
Verizon Communications, Inc., 5.250%, 04/15/13	870	946
Verizon Communications, Inc., 5.550%, 02/15/16	919	1,030
Vodafone Group PLC, 5.500%, 06/15/11	1,695	1,732

		15,091

Transportation (1.3%)
Aviation Capital Group, 7.125%, 10/15/20(a) (b)	1,165	1,186
Union Pacific Corp., 5.780%, 07/15/40	2,695	2,714
United Parcel Service, Inc., 3.125%, 01/15/21	794	738

		4,638

Water (0.3%)
Veolia Environment SA, 6.000%, 06/01/18	1,088	1,218

Total Corporate Bonds (Cost $145,742)		159,240

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

U.S. Government Agency Mortgages (0.0%)
Government National Mortgage Association (0.0%)
7.000%, 04/15/13	41	43
7.000%, 08/15/14	53	57
7.000%, 05/15/31	36	41

		141

Total U.S. Government Agency Mortgages (Cost $130)		141

U.S. Treasury Obligations (46.1%)
U.S. Treasury Bond (5.2%)
3.875%, 08/15/40	20,536	18,916

U.S. Treasury Note (40.9%)
0.875%, 01/31/11	25,472	25,485
0.875%, 05/31/11	16,481	16,528
2.375%, 09/30/14	9,003	9,325
2.125%, 11/30/14	45,959	47,079
3.750%, 11/15/18 (g)	22,541	23,976
2.750%, 02/15/19	10,743	10,605
2.625%, 11/15/20	17,170	16,196

		149,194

Total U.S. Treasury Obligations (Cost $166,886)		168,110

Units (0.0%)
Commercial Services (0.0%)
Alion Science Technology Corp.	20	—

Total Units (Cost $1)		—

Short-Term Investment (0.0%)
RidgeWorth Funds Securities Lending Joint Account(h) (i)	177,750	178

Total Short-Term Investment (Cost $178)		178

Money Market Fund (1.1%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.01%(a)	3,925,825	3,926

Total Money Market Fund (Cost $3,926)		3,926

Total Investments (Cost $342,807)(j) — 98.2%		358,102
Other assets in excess of liabilities — 1.8%		6,419

Net Assets — 100.0%		$364,521

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 14.7% of net assets as of December 31, 2010.

(c)	The security has not settled as of December 31, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2010 are identified below (in thousands):

Issue					Percentage of
Description	Acquisition Date	Cost($)	Principal($)	Value($)	Net Assets(%)

IMG Worldwide, Inc.	06/08/10	155	159	157	0.04
Village Roadshow Ltd.	05/27/10	346	350	346	0.09
See Notes to Schedules of Portfolio Investments.

(f)	The security or a partial position of the security was on loan as of December 31, 2010. The total value of securities on loan as of December 31, 2010, in thousands, was $174.

(g)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(h)	Affiliated investment.

(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2010 (See Notes to Schedules of Portfolio Investments).

(j)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	– Medium Term Note

Amounts designated as “—” are $0 or have been rounded to $0.
Credit Default Swap Agreements — Buy Protection ($ Amounts in thousands)

					Upfront
					Payments		Unrealized
		Notional	Fixed	Expiration	Made		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	(Depreciation)($)

Bank of America Corp.	Morgan Stanley	2,330	1.000	12/20/15	103	77	(26)
Capital One Financial Corp.	Morgan Stanley	2,135	1.000	12/20/15	40	19	(21)
Citigroup, Inc.	Credit Suisse First Boston	2,330	1.000	12/20/15	66	46	(20)
Emerging Markets CDX Indices, Series 14	Barclays Bank PLC	668	1.000	12/20/15	(81)	(92)	(11)
Emerging Markets CDX indices, Series 14	JPMorgan	426	1.000	12/20/15	(51)	(58)	(7)
Federative Republic of Brazil	Morgan Stanley	961	1.000	09/20/15	9	4	(5)
Wells Fargo & Co.	Morgan Stanley	2,330	1.000	12/20/15	32	2	(30)
Whirlpool Corp.	Barclays Bank PLC	2,130	1.000	12/20/15	72	55	(17)
Ryder System Inc.	JPMorgan	2,135	1.000	12/20/15	44	12	(32)

					$234	$65	$(169)

Credit Default Swap Agreements — Sell Protection ($ Amounts in thousands)

					Upfront
					Payments		Unrealized
		Notional	Fixed	Expiration	Made		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	(Depreciation)($)

Emerging Markets CDX Indices, Series 15	Credit Suisse First Boston	6,520	5.000	12/20/15	72	192	120
Emerging Markets CDX Indices, Series 15	Morgan Stanley	6,520	5.000	12/20/15	72	192	120
Emerging Markets CDX Indices, Series 15	Barclays Bank PLC	6,520	5.000	12/20/15	72	192	120

					$216	$576	$360

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2010.
See Notes to Schedules of Portfolio Investments.

Forward Foreign Currency Contracts (Amounts in thousands)
At December 31, 2010, the Fund’s forward foreign currency contracts were as follows:

			Contract
			Amount in	Contract		Unrealized
		Delivery	Local	Value in	Market	Appreciation/
Currency	Counterparty	Date	Currency	USD($)	Value($)	(Depreciation)($)

Long:
Australian Dollar	Credit Suissse Securities LLC	01/12/11	4,223	4,168	4,315	147
Australian Dollar	JP Morgan Securities	01/12/11	4,840	4,779	4,946	167
Euro	Credit Suissse Securities LLC	01/03/11	319	418	427	9
Euro	Deutsche Bank Securities, Inc.	02/09/11	10,756	14,361	14,372	11
Euro	JP Morgan Securities	02/09/11	22,369	29,872	29,889	17
Euro	Morgan Stanley Co., Inc.	01/10/11	7,486	10,029	10,004	(25)
Euro	Morgan Stanley Co., Inc.	02/09/11	7,334	9,763	9,800	37
Euro	State Street Bank and Trust	02/09/11	10,914	14,877	14,583	(294)
New Zealand Dollar	Credit Suisse Securities LLC	01/26/11	935	710	728	18

Total Long Contracts				$88,977	$89,064	$87

Short:
Australian Dollar	Credit Suisse Securities LLC	01/12/11	7,257	7,215	7,416	(201)
Australian Dollar	JP Morgan Securities	01/12/11	5,250	5,220	5,365	(145)
Australian Dollar	Morgan Stanley Co., Inc.	01/12/11	7,530	7,487	7,695	(208)
Colombian Peso	Barclays Capital Inc.NC.	02/09/11	1,416,087	779	743	36
Colombian Peso	Morgan Stanley Co., Inc.	02/09/11	7,986,881	4,398	4,194	204
Euro	Credit Suisse Securities LLC	01/03/11	319	419	427	(8)
Euro	Deutsche Bank Securities, Inc.	01/10/11	7,489	9,891	10,007	(116)
Euro	Deutsche Bank Securities, Inc.	02/09/11	14,290	19,819	19,094	725
Euro	JP Morgan Securities	01/10/11	7,486	9,969	10,003	(34)
Euro	JP Morgan Securities	02/09/11	29,748	40,265	39,750	515
Euro	Morgan Stanley Co., Inc.	01/10/11	14,667	19,535	19,599	(64)
Euro	Morgan Stanley Co., Inc.	02/09/11	7,334	10,277	9,800	477
Hungarian Forint	Morgan Stanley Co., Inc.	01/24/11	43,280	205	208	(3)
Indonesian Rupiah	Barclays Capital, Inc.	01/18/11	2,066,661	231	229	2
Japanese Yen	Credit Suisse Securities LLC	01/07/11	118,903	1,434	1,465	(31)
Japanese Yen	Morgan Stanley Co., Inc.	01/11/11	777,126	9,369	9,572	(203)
New Zealand Dollar	Credit Suissse Securities LLC	01/26/11	935	710	728	(18)

Total Short Contracts				$147,223	$146,295	$928

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (97.0%)
Alabama (1.2%)
Auburn University, Ser A, RB, 6.000%, 06/01/16, Prerefunded 06/01/11 @ 100, NATL-RE	4,060	4,155
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGC	9,000	9,452

		13,607

Alaska (3.9%)
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGC	18,000	19,675
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGC	15,500	16,874
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, Callable 09/01/19 @ 100, AGC	7,250	7,738

		44,287

California (9.2%)
California Health Facilities Financing Authority, Ser C, RB, 6.250%, 10/01/24, Callable 10/01/18 @ 100	3,500	3,906
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/33, Callable 10/01/18 @ 100	6,500	7,147
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	5,500	6,020
California State, GO, 6.000%, 03/01/33, Callable 03/01/20 @ 100	5,000	5,170
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	24,500	26,256
California State Department of Water Resources Power Supply, Ser M, RB, 4.000%, 05/01/16	6,460	6,968
California State Department of Water Resources Power Supply, Ser M, RB, 5.000%, 05/01/14	5,000	5,520
California State Department of Water Resources Power Supply, Ser M, RB, 5.000%, 05/01/15	10,000	11,213
California State Department of Water Resources Power Supply, Ser M, RB, 5.000%, 05/01/16	1,000	1,129
Los Angeles California Community College District, Ser A, GO, 6.000%, 08/01/33	10,000	10,712
Los Angeles California Wastewater System, Ser A, RB, 5.750%, 06/01/34, Callable 06/01/19 @ 100	5,000	5,326
Orange County Loma Ridge, COP, 6.000%, 06/01/21, Prerefunded 06/01/2019 @ 100, AMBAC	960	1,135
University of California, Ser O, RB, 5.750%, 05/15/27, Callable 05/15/19 @ 100	3,000	3,285
University of California, Ser O, RB, 5.750%, 05/15/28, Callable 05/15/19 @ 100	10,000	10,878

		104,665

Colorado (1.1%)
Adams & Arapahoe Counties Joint School District No. 28J Aurora, GO, 5.000%, 12/01/14, State Aid Withholding	6,475	7,300
Colorado Springs, RB, 5.000%, 11/15/29, Callable 11/15/20 @ 100	2,000	2,042
Colorado Springs, RB, 5.000%, 11/15/30, Callable 11/15/20 @ 100	1,400	1,417
Colorado Springs, RB, 5.250%, 11/15/33, Callable 11/15/20 @ 100	2,000	2,042

		12,801

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Connecticut (0.1%)
Connecticut State Health & Educational Facilities Authority, Ascension Health Credit Group, RB, 3.500%, 11/15/29, Mandatory Put 02/01/12 @ 100(a)	1,395	1,430

District of Columbia (0.8%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	8,000	8,491

Florida (5.3%)
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000	1,046
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000	1,046
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, AGM	5,000	5,522
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950	1,173
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/13 @ 100, FGIC/MBIA-RE	2,130	2,257
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Economically defeased 07/01/12 @ 101, NATL-RE/FGIC	3,500	3,760
Highlands County Health Facilities Authority, Adventist Health, Ser B, RB, 6.000%, 11/15/37, Callable 11/15/19 @ 100	8,500	8,729
Highlands County Health Facilities Authority, Adventist Health, Ser G, RB, 5.125%, 11/15/18, Callable 11/15/16 @ 100(a)	2,900	3,108
Hillsborough County Industrial Development Authority Health Facilities, University Community Hospital, Ser A, RB, 5.625%, 08/15/29, Prerefunded 08/15/18 @ 100	6,000	7,222
Kissimmee Utility Authority Electric System, RB, 5.250%, 10/01/18, AGM	3,000	3,364
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, AGM	1,000	1,042
Miami-Dade County, Building Better Communities Program, Ser B, GO, 6.000%, 07/01/23, Callable 07/01/18 @ 100	2,000	2,217
Miami-Dade County, Building Better Communities Program, Ser B, GO, 6.125%, 07/01/25, Callable 07/01/18 @ 100	3,000	3,287
Palm Beach County School Board, Ser B, COP, 5.000%, 08/01/25, Mandatory Put 08/01/11 @ 101, FGIC(a)	3,000	3,069
Palm Beach County Solid Waste Authority, RB, 5.500%, 10/01/22, Callable 10/01/19 @ 100, BHAC	9,000	9,812
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, AGM	2,000	2,156
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Prerefunded 10/01/11 @ 101, AMBAC	1,640	1,718

		60,528

Georgia (1.3%)
Fulton County Development Authority, Health System Catholic East, RB, 5.000%, 11/15/15	5,490	5,990
Georgia State, Ser B, GO, 5.000%, 07/01/17, Callable 07/01/15 @ 100	2,000	2,244
Georgia State, Ser C, GO, 5.500%, 07/01/15, Callable 07/01/14 @ 100	5,595	6,372

		14,606

Illinois (4.5%)
Chicago O’ Hare International Airport, Third Lien, Ser D, RB, 5.250%, 01/01/19, Callable 01/01/15 @ 100, NATL-RE, AMT	7,680	7,946
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, Callable 10/15/18 @ 100, AGS	4,340	4,846
Illinois State Sales Tax, First Ser, RB, 5.000%, 06/15/22, Callable 06/15/13 @ 100	13,975	14,093
Illinois State Sales Tax, RB, 5.000%, 06/15/20, Callable 06/15/15 @ 100, AGM	5,000	5,143
Illinois State Toll Highway Authority, RB, 5.000%, 01/01/19, Callable 07/01/15 @ 100, AGM	6,400	6,696
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, AGM	7,460	7,862
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/20, Callable 07/01/16 @ 100, AGM	2,500	2,605
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	2,000	2,081

		51,272

Kansas (2.8%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/22, Callable 11/15/17 @ 100	2,000	2,105
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/24, Callable 11/15/17 @ 100	2,750	2,857
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100	26,090	27,381

		32,343

Kentucky (0.3%)
Louisville & Jefferson County Regional Airport Authority System, Ser C, RB, 5.500%, 07/01/15, Callable 07/01/13 @ 100, AGM, AMT	3,625	3,851

Maine (0.2%)
Maine Health & Higher Educational Facilities Authority, Ser A, RB, 5.250%, 07/01/27, Callable 07/01/20 @ 100, GO of Institution/State Aid Withholding	2,430	2,494

Maryland (2.4%)
Maryland State, Ser B, GO, 5.000%, 03/01/18	5,000	5,843
Maryland State & Local Facilities, Second Ser B, GO, 5.000%, 08/15/20, Callable 08/15/19 @ 100	14,030	16,066
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Callable 05/01/14 @ 100	4,500	4,987

		26,896

Massachusetts (2.7%)
Boston, Ser A, GO, 5.000%, 04/01/15	4,585	5,230
Massachusetts Development Finance Agency, Harvard University, Ser B-1, RB, 5.000%, 10/15/40, Callable 10/15/20 @ 100	14,000	14,359
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 01/01/15	2,000	2,258
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 09/01/18, Callable 09/01/15 @ 100	5,310	5,898
Massachusetts State Department of Transportation, Metropolitan Highway System, Ser B, RB, 5.000%, 01/01/20	3,000	3,392

		31,137

Michigan (1.3%)
Detroit Sewer Disposal System, Senior Lien, Ser C, RB, 5.000%, 07/01/18, Callable 07/01/16 @ 100, FGIC/AGC-ICC	2,500	2,615
Kent Hospital Finance Authority, Spectrum Health, Ser A, RB, 5.000%, 01/15/47, Mandatory Put 01/15/12 @ 100(a)	2,000	2,074
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300	3,524
Michigan Municipal Bond Authority, Department of Treasury, Ser B, RB, 5.000%, 03/21/11	6,000	6,046

		14,259

Minnesota (3.5%)
Minnesota Public Facilities Authority, Revolving Fund, Ser A, RB, 5.000%, 03/01/14	5,000	5,594
Minnesota Public Facilities Authority, Revolving Fund, Ser A, RB, 5.000%, 03/01/17	5,525	6,450
Minnesota State, Ser A, GO, 5.000%, 08/01/19	4,500	5,227
Minnesota State, Ser D, GO, 5.000%, 08/01/20	19,500	22,540

		39,811

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Missouri (0.7%)
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20, Callable 05/01/17 @ 100	6,500	7,344

Nevada (1.7%)
Clark County School District, Ser A, GO, 5.000%, 06/15/13, AGM	5,000	5,455
Clark County School District, Ser A, GO, 5.000%, 06/15/19, Callable 06/15/15 @ 101, NATL-RE/FGIC	13,250	14,307

		19,762

New Jersey (9.7%)
Bayonne, General Improvement, GO, 5.750%, 07/01/35, Callable 07/01/19 @ 100	8,000	8,428
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, AGM	8,000	9,150
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @ 100, AGM	16,500	18,740
New Jersey Economic Development Authority, School Facilities Construction, Ser O, RB, 5.000%, 03/01/20, Callable 03/01/15 @ 100	5,000	5,223
New Jersey Environmental Infrastructure Trust, Ser B, RB, 5.000%, 09/01/28, Callable 09/01/19 @ 100	7,410	7,787
New Jersey State Higher Education Assistance Authority, Student Loan, Ser 1A, RB, 5.000%, 12/01/15	7,700	8,350
New Jersey State Higher Education Assistance Authority, Student Loan, Ser 1A, RB, 5.000%, 12/01/16	2,000	2,164
New Jersey State Higher Education Assistance Authority, Student Loan, Ser 1A, RB, 5.000%, 12/01/17	2,000	2,141
New Jersey State Higher Education Assistance Authority, Student Loan, Ser A-2, RB, 1.246%, 06/01/36, AMT(a)	10,000	9,906
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser A, RB, 6.000%, 12/15/38, Prerefunded 12/15/18 @ 100	4,125	5,105
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100	7,710	8,258
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser B-1, RB, 5.000%, 12/15/17	10,000	10,999
New Jersey State Transportation Trust Fund Authority, Transportation System, Ser D, RB, 5.000%, 06/15/19, Callable 06/15/15 @ 100, AGM	13,125	13,890

		110,141

New York (6.3%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC/MBIA-RE	1,075	1,110
Erie County Industrial Development Agency, City School District Buffalo, Ser A, RB, 5.750%, 05/01/29, Callable 05/01/18 @ 100, BHAC	5,340	5,777
New York City, Ser I, GO, 5.000%, 08/01/19, Callable 08/01/14 @ 100	10,000	10,695
New York City Municipal Water Finance Authority, Water & Sewer System, Ser A, RB, 5.750%, 06/15/40, Callable 06/15/18 @ 100	15,330	16,292
New York City Transitional Finance Authority, Building Aid, Ser S-2, RB, 6.000%, 07/15/38, Callable 07/15/18 @ 100, State Aid Withholding	7,500	8,093
New York State Urban Development Corporation, Ser B, RB, 5.000%, 01/01/14	6,690	7,323
New York State Urban Development Corporation, Service Contract, Ser A-2, RB, 5.000%, 01/01/15	10,000	11,079
Tobacco Settlement Financing Corp., Ser A-1, RB, 5.500%, 06/01/14, Callable 10/25/10 @ 100	1,015	1,019
Triborough Bridge & Tunnel Authority, RB, 5.000%, 11/15/15	2,475	2,829
Triborough Bridge & Tunnel Authority, RB, 5.000%, 11/15/16	6,730	7,757

		71,974

North Carolina (5.5%)
North Carolina State, GO, 5.000%, 05/01/16, Prerefunded 05/01/2013 @ 100	3,500	3,823
North Carolina State, Ser A, GO, 5.000%, 03/01/17	3,000	3,506
North Carolina State, Ser A, GO, 5.000%, 05/01/20	10,585	12,266
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

North Carolina State, Ser B, GO, 5.000%, 06/01/18	15,100	17,666
North Carolina State, Ser C, GO, 5.000%, 05/01/19	16,000	18,639
Union County, Ser A, 5.000%, 03/01/19	4,175	4,850
University of North Carolina, Chapel Hill, Ser A, RB, 5.000%, 02/01/14	1,885	2,056

		62,806

Ohio (1.0%)
Cleveland Stadium Project, Ser A, COP, 5.000%, 11/15/16	2,200	2,380
Ohio State Higher Educational Facility Commission, University Hospitals Health System, Inc., Ser A, RB, 5.250%, 01/15/23, Callable 01/15/20 @ 100	2,500	2,553
Ohio State Major New Street Infrastructure Project, Ser 2010-1, RB, 5.000%, 06/15/14	5,835	6,487

		11,420

Oregon (0.3%)
Oregon State Department of Transportation, Highway User Tax, Ser B, RB, 5.000%, 11/15/17, Callable 11/15/14 @ 100	2,500	2,779

Pennsylvania (7.3%)
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, AGM	8,790	10,174
Northampton County General Purpose Authority, St. Luke’s Hospital Project, Ser C, RB, 4.500%, 08/15/32, Callable 08/15/16 @ 100(a)	1,500	1,515
Pennsylvania State, Ser A, GO, 5.000%, 02/15/17	17,500	20,247
Pennsylvania State, Ser A, GO, 5.000%, 02/15/19	8,000	9,210
Philadelphia, Ser D, 5.000%, 06/15/16, AMT, RB	5,000	5,309
Philadelphia, Ser D, 5.000%, 06/15/17, AMT, RB	5,000	5,291
Saint Mary Hospital Authority Health System, Catholic Health East, Ser B, RB, 5.000%, 11/15/17	2,375	2,540
Saint Mary Hospital Authority Health System, Catholic Health East, Ser B, RB, 5.000%, 11/15/18	5,645	5,995
Saint Mary Hospital Authority Health System, Catholic Health East, Ser B, RB, 5.000%, 11/15/19	5,925	6,219
Saint Mary Hospital Authority Health System, Catholic Health East, Ser B, RB, 5.000%, 11/15/20	5,725	5,956
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/23, Callable 03/15/19 @ 100, GO of Authority	6,750	7,454
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/24, Callable 03/15/19 @ 100, GO of Authority	2,500	2,734

		82,644

South Carolina (0.9%)
Beaufort County School District, Ser D, GO, 5.000%, 03/01/17, SCSDE	6,500	7,467
South Carolina State Public Service Authority, Ser A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, AGM	2,300	2,491

		9,958

Tennessee (1.2%)
Memphis, GO, BAN, 4.000%, 05/01/12	8,000	8,354
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Ser B, RB, 5.500%, 10/01/29, Callable 10/01/19 @ 100, GO of Authority	5,000	5,369

		13,723

Texas (7.8%)
Clear Creek Independent School District, School Building, GO, 5.500%, 02/15/31, Callable 02/15/18 @ 100	6,000	6,156
Dallas Convention Center Hotel Development Corp., Ser A, RB, 5.250%, 01/01/21, Callable 01/01/19 @ 100	1,250	1,323
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	6,000	6,793
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Fort Worth Independent School District, School Building, GO, 5.000%, 02/15/29, Callable 02/15/20 @ 100	5,185	5,303
Harris County Flood Control District, Ser A, RB, 5.000%, 10/01/27, Callable 10/01/20 @ 100	9,025	9,472
Harris County Flood Control District, Ser A, RB, 5.000%, 10/01/28, Callable 10/01/20 @ 100	5,000	5,199
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	4,050	4,408
Lower Colorado River Authority, RB, 5.000%, 05/15/16	5,000	5,633
Lower Colorado River Authority, Ser A, RB, 5.875%, 05/15/15, Callable 11/08/10 @ 100, AGM	1,185	1,189
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, NATL-RE	2,690	2,950
Port Houston Authority, Harris County, Ser D-1, GO, 5.000%, 10/01/29, Callable 10/01/20 @ 100	7,570	7,775
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Callable 02/01/15 @ 100	1,875	1,942
Texas State, RB, TRANs, 2.000%, 08/31/11	3,000	3,033
Texas State Public Finance Authority, Unemployment Comp., Ser A, RB, 5.000%, 01/01/15	5,000	5,617
Texas State Public Finance Authority, Unemployment Comp., Ser A, RB, 5.000%, 01/01/17, Callable 01/01/16 @ 100	5,000	5,617
Texas State Public Finance Authority, Unemployment Comp., Ser B, RB, 5.000%, 01/01/20, Callable 07/01/13 @ 100	5,000	5,297
Texas State Public Finance Authority, Charter School Finance Corp., Ser A, RB, 6.200%, 02/15/40, Callable 02/15/20 @ 100	2,500	2,399
Texas State Public Finance Authority, Charter School Finance Corp., Cosmos Foundation, Inc., Ser Q, RB, Taxable, 8.125%, 02/15/27	2,500	2,528
Texas State University Systems Financing, RB, 5.000%, 03/15/18, Callable 03/15/15 @ 100, AGM	5,035	5,572

		88,206

Utah (0.6%)
Utah State, Ser C, GO, 5.000%, 07/01/19	5,870	6,834

Virginia (6.1%)
Richmond, Ser C, GO, 5.000%, 07/15/16	4,000	4,633
Tobacco Settlement Financing Corp., RB, 5.625%, 06/01/37, Prerefunded 06/01/15 @ 100	8,700	10,087
Virginia Beach Development Authority, Public Facility, Ser B, RB, 5.000%, 08/01/17	11,135	12,847
Virginia Beach Development Authority, Public Facility, Ser C, RB, 5.000%, 08/01/16	4,370	5,033
Virginia College Building Authority Educational Facilities, 21st Century College & Equipment Program, Ser D, RB, 5.000%, 02/01/13	4,130	4,476
Virginia Public School Authority, School Financing, Ser C, RB, 5.000%, 08/01/17, State Aid Withholding	10,000	11,603
Virginia State, Ser D, GO, 5.000%, 06/01/18	6,000	7,020
Virginia State Resources Authority Clean Water, Revolving Fund, Ser A, RB, 5.000%, 10/01/18	5,810	6,735
Virginia State Resources Authority Clean Water, Revolving Fund, Ser A, RB, 5.000%, 10/01/19	5,730	6,593

		69,027

Washington (6.8%)
Energy Northwest, Project 3, Ser A, RB, 5.000%, 07/01/17	10,850	12,536
Pierce County School District No 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC/MBIA-RE	5,200	5,688
Seattle Municipal Light & Power, Ser B, RB, 5.000%, 02/01/16	4,500	5,137
Seattle Municipal Light & Power, Ser B, RB, 5.000%, 02/01/17	4,830	5,513
Snohomish County Public Utility District No. 1, Generation System, RB, 5.000%, 12/01/15	5,000	5,708
Washington State, Ser A, GO, 5.000%, 07/01/19, Callable 07/01/14 @ 100	2,855	3,079
Washington State, Ser A, GO, 5.000%, 07/01/20, Callable 07/01/15 @ 100, AGM	7,700	8,260
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Washington State, Ser R-2011C, GO, 5.000%, 07/01/19	27,725	31,782

		77,703

Wisconsin (0.5%)
Milwaukee County, Ser B, AMT, RB, 5.000%, 12/01/16	2,000	2,150
Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc., Ser B, RB, 4.750%, 08/15/25, Mandatory Put 08/15/14 @ 100(a)	3,500	3,696

		5,846

Total Municipal Bonds (Cost $1,096,210)		1,102,645

Money Market Fund (2.2%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.16%(a)	25,120,258	25,120

Total Money Market Fund (Cost $25,120)		25,120

Total Investments (Cost $1,121,330)(b) — 99.2%		1,127,765
Other assets in excess of liabilities — 0.8%		9,372

Net Assets — 100.0%		$1,137,137

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

AGC	– Security guaranteed by Assured Guaranty Corporation

AGC-ICC	– Assured Guaranty Corporation Insured Custody Certificates

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation

AMT	– Income subject to Alternative Minimum Tax

BAN	– Bond Anticipation Note

BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	– Certificate of Participation

ETM	– Escrowed to Maturity

FGIC	– Security guaranteed by Financial Guaranty Insurance Company

GO	– General Obligation

MBIA-RE	– Security guaranteed by Municipal Bond Insurance Association

NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation

PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program

RB	– Revenue Bond

SCSDE	– Security guaranteed by South Carolina School Discount Enhancement

TRANs	– Tax and Revenue Anticipation Notes
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Limited Duration Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (29.3%)
Automobiles (8.4%)
Daimler Chrysler Auto Trust, Ser 2006-C, Cl A4, 4.980%, 11/08/11	92	92
Franklin Auto Trust, Ser 2008-A, Cl A4B, 2.211%, 05/20/16(a)	1,000	1,007
Navistar Financial Corp. Owner Trust, Ser 2010-A, Cl A1, 0.608%, 06/20/11(b)	206	206
USAA Auto Owner Trust, Ser 2008-3, Cl A3, 4.280%, 10/15/12	208	210
World Omni Auto Receivables Trust, Ser 2007-A, Cl A4, 0.260%, 11/15/12(a)	327	327

		1,842

Credit Card (16.7%)
American Express Issuance Trust, Ser 2005-2, Cl A, 0.330%, 08/15/13(a)	655	654
Cabela’s Master Credit Card Trust, Ser 2010-2A, Cl A2, 0.960%, 09/17/18(a) (b)	1,000	998
Capital One Multi-Asset Execution Trust, Ser 2004-A8, Cl A8, 0.390%, 08/15/14(a)	1,000	998
Discover Card Master Trust, Ser 2007-A2, Cl A2, 0.642%, 06/15/15(a)	1,000	998

		3,648

Home Equity (4.2%)
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1, 0.411%, 03/20/36(a)	980	918

Total Asset-Backed Securities (Cost $6,411)		6,408

Collateralized Mortgage Obligations (68.0%)
CDC Commercial Mortgage Trust, Ser 2002-FX1, Cl A2, 5.676%, 11/15/30	740	752
Federal Home Loan Mortgage Corporation, Ser 2474, Cl FJ, REMIC, 0.610%, 07/15/17(a)	841	845
Federal Home Loan Mortgage Corporation, Ser 2589, Cl F, REMIC, 0.461%, 03/17/33(a)	1,226	1,218
Federal Home Loan Mortgage Corporation, Ser 2693, Cl BF, REMIC, 0.660%, 07/15/22(a)	1,620	1,626
Federal Home Loan Mortgage Corporation, Ser 2834, Cl KF, REMIC, 0.610%, 04/15/30(a)	1,931	1,932
Federal National Mortgage Association, Ser 2004-79, Cl FM, REMIC, 0.561%, 11/25/24(a)	3,013	3,015
Federal National Mortgage Association, Ser 2005-41, Cl LF, REMIC, 0.511%, 09/25/33(a)	2,201	2,199
GE Capital Commercial Mortgage Corp., Ser 2001-3, Cl A1, 5.560%, 06/10/38	92	93
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A3, 4.371%, 01/10/38	103	104
GS Mortgage Securities Corp. II, Ser 2001-ROCK, Cl A2, 6.624%, 05/03/18(b)	883	887
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A, 0.635%, 11/06/17(a)	982	982
NCUA Guaranteed Notes, Ser 2010-R3, Cl 2A, 0.821%, 12/08/20(a)	1,200	1,199

Total Collateralized Mortgage Obligations (Cost $14,766)		14,852

Money Market Fund (2.7%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.01%(a)	578,235	578

Total Money Market Fund (Cost $578)		578

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Total Investments (Cost $21,755)(c) — 100.0%		21,838
Other assets in excess of liabilities — 0.0%		9

Net Assets — 100.0%		$21,847

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.6% of net assets as of December 31, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Limited-Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Security (0.3%)
Home Equity (0.3%)
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	60	59

Total Asset-Backed Security (Cost $55)		59

Collateralized Mortgage Obligations (20.6%)
Federal Home Loan Mortgage Corporation, Ser 2708, Cl ZD, 5.500%, 11/15/33	332	357
Federal Home Loan Mortgage Corporation, Ser 3347, Cl AK, 5.000%, 07/15/37	333	352
Federal Home Loan Mortgage Corporation, Ser 3351, Cl PC, 6.000%, 07/15/37	1,145	1,280
Federal National Mortgage Association, Ser 2002-69, Cl Z, 5.500%, 10/25/32	229	247
Federal National Mortgage Association, Ser 2010-M7, Cl A2, 3.655%, 11/25/20	396	386
Government National Mortgage Association, Ser 2003-9, Cl Z, 5.500%, 01/20/33	690	756
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT, 2.650%, 10/29/20	796	775

Total Collateralized Mortgage Obligations (Cost $4,113)		4,153

U.S. Government Agency Mortgages (81.1%)
Federal Home Loan Mortgage Corporation (18.8%)
5.500%, 02/01/36	458	491
6.000%, 03/01/37	666	724
5.500%, 04/01/38 (a)	2,421	2,583

		3,798

Federal National Mortgage Association (62.3%)
3.880%, 12/01/20	1,076	1,076
5.500%, 04/01/29	712	768
6.000%, 03/01/33	175	193
5.500%, 01/01/36	237	255
5.000%, 02/01/36	1,565	1,653
6.500%, 07/01/36 (a)	2,250	2,508
6.500%, 09/01/36 (a)	1,168	1,310
5.500%, 08/01/37	242	261
6.500%, 12/01/37	377	419
6.000%, 07/01/38	254	277
5.500%, 10/01/38	1,262	1,357
6.500%, 10/01/38	265	294
3.500%, 01/01/41 (b)	2,313	2,209

		12,580

Total U.S. Government Agency Mortgages (Cost $16,137)		16,378

U.S. Treasury Obligation (1.0%)
U.S. Treasury Note (1.0%)

2.625%, 11/15/20	209	197

Total U.S. Treasury Obligation (Cost $196)		197

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Money Market Fund (11.4%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.01%(c)	2,300,547	2,301

Total Money Market Fund (Cost $2,301)		2,301

Total Investments (Cost $22,802)(d) — 114.4%		23,088
Liabilities in excess of other assets — (14.4)%		(2,911)

Net Assets — 100.0%		$20,177

(a)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(c)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (94.2%)
Georgia (3.6%)
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation III LLC, Ser A, RB, 4.750%, 06/15/41, Callable 06/15/20 @ 100, AGC	300	268
Thomasville Hospital Authority, John D. Archbold Memorial Hospital, RB, 5.250%, 11/01/35, Callable 11/01/20 @ 100	750	689

		957

Maryland (82.1%)
Anne Arundel County Special Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22, Callable 07/01/14 @ 100, County Guaranteed	1,000	1,078
Baltimore, GO, 5.000%, 10/15/19	545	621
Baltimore, GO, 5.000%, 10/15/29, Callable 10/15/19 @ 100	500	516
Baltimore, Ser A, GO, 5.000%, 10/15/27, Callable 10/15/18 @ 100, AGM	500	522
Baltimore County, Catholic Health Initiatives, Ser A, RB, 5.000%, 09/01/21, Callable 09/01/16 @ 100	550	586
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22, Callable 07/01/16 @ 100, AMBAC	1,000	1,057
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.625%, 07/01/39, Callable 07/01/19 @ 100	215	223
Charles County, GO, 4.000%, 04/01/17	500	550
Charles County, GO, 5.000%, 03/01/16	500	577
Frederick, GO, 5.000%, 03/01/27, Callable 03/01/19 @ 100	500	527
Frederick, GO, 5.000%, 03/01/34, Callable 03/01/19 @ 100	750	761
Frederick County, GO, 5.000%, 12/01/15	500	577
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	1,000	1,025
Howard County, GO, 5.000%, 02/15/15	1,000	1,141
Maryland Community Development Administration, Department of Housing & Community Development, RB, 5.000%, 09/01/27, Callable 03/01/17 @ 100, AMT	1,000	971
Maryland Community Development Administration, Department of Housing & Community Development, Ser A, RB, 5.000%, 09/01/34, Callable 09/01/18 @ 100	235	226
Maryland Community Development Administration, Department of Housing & Community Development, Ser A-1, RB, 3.500%, 06/01/22, Callable 06/01/20 @ 100	500	485
Maryland Community Development Administration, Department of Housing & Community Development Residential, Ser B, RB, 5.250%, 09/01/35, Callable 03/01/20 @ 100	300	286
Maryland Health & Higher Educational Facilities Authority, RB, 3.500%, 01/01/16	270	265
Maryland Health & Higher Educational Facilities Authority, Charlestown Community, RB, 6.125%, 01/01/30, Callable 01/01/21 @ 100	250	248
Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Ser A, RB, 5.250%, 07/01/38, Callable 07/01/18 @ 100	1,250	1,295
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/28, Callable 07/01/17 @ 100, AGM	520	522
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.000%, 07/01/34, Callable 07/01/19 @ 100	250	236
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.125%, 07/01/39, Callable 07/01/19 @ 100	500	475
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Ser A, RB, 5.000%, 07/01/15, NATL-RE/FHA	545	596
Maryland State, GO, 5.250%, 03/01/17	590	698
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Maryland State, Ser C, GO, 5.000%, 03/01/21, Callable 03/01/19 @ 100	500	564
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/18	500	589
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/20, Callable 03/01/19 @ 100	750	866
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23, Callable 07/01/18 @ 100	1,000	1,078
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	1,000	1,006
Montgomery County Revenue Authority, Transportation Fund Lease, Ser A, RB, 5.125%, 11/01/29, Callable 11/01/18 @ 100	250	255
Montgomery County, Department of Finance, Public Transport Equipment, COP, 4.000%, 05/01/17	500	546
Montgomery County, Department of Liquor Control, Ser A, RB, 5.000%, 04/01/28, Callable 04/01/19 @ 100	300	306
St. Mary’s County, Construction Public Improvement, GO, 4.000%, 07/15/18	375	410
Wicomico County, GO, 4.000%, 02/01/20	250	263

		21,947

New York (1.9%)
Monroe County Industrial Development Corp., Unity Hospital Rochester Project, RB, 5.500%, 08/15/40, FHA, Callable 02/15/21 @ 100	500	513

Puerto Rico (4.7%)
Puerto Rico Electric Power Authority, Ser XX, RB, 5.250%, 07/01/40, Callable 07/01/20 @ 100	500	465
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.375%, 08/01/39, Callable 08/01/19 @ 100	750	797

		1,262

Texas (1.9%)
Hays County Texas, GO, 5.000%, 02/15/35, Callable 02/15/19 @ 100	500	503

Total Municipal Bonds (Cost $24,725)		25,182

Money Market Fund (4.8%)
Federated Maryland Municipal Cash Trust, 0.000%(a)	1,285,000	1,285

Total Money Market Fund (Cost $1,285)		1,285

Total Investments (Cost $26,010)(b) — 99.0%		26,467
Other assets in excess of liabilities — 1.0%		272

Net Assets — 100.0%		$26,739

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Note to Financial Statements for tax-basis cost.

AGC	– Security guaranteed by Assured Guaranty Corporation

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation

AMT	– Income subject to Alternative Minimum Tax

COP	– Certificate of Participation

FHA	– Security guaranteed by Federal Housing Administration

GO	– General Obligation

NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation

RB	– Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (92.7%)
North Carolina (83.4%)
Appalachian State University, Procurement Services Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @ 100, NATL-RE	500	487
Cabarrus County, Installment Financing Contract, COP, 5.000%, 01/01/29, Callable 01/01/19 @ 100	500	490
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35, Callable 08/01/18 @ 100	1,855	1,863
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21, Callable 07/01/18 @ 100	1,080	1,186
Charlotte Water & Sewer System, RB, 5.000%, 07/01/34, Callable 07/01/19 @ 100	1,000	1,023
Charlotte Water & Sewer System, RB, 5.000%, 07/01/38, Callable 07/01/20 @ 100	500	512
Charlotte Water & Sewer System, Ser B, RB, 4.500%, 07/01/39, Callable 07/01/20 @ 100	500	474
Charlotte-Mecklenburg Hospital Authority, Health Care Systems, Ser A, RB, 5.000%, 01/15/21, Callable 01/15/17 @ 100	1,000	1,041
Forsyth County, GO, 5.000%, 03/01/14	1,000	1,119
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605	1,694
Iredell County School Project, COP, 5.125%, 06/01/27, Callable 06/01/18 @ 100 AGM	1,000	1,028
Lenoir County, GO, 5.000%, 02/01/21, Callable 02/01/17 @ 100, AGM	500	543
New Hanover County Hospital, New Hanover Regional Medical Center, Ser B, RB, 5.125%, 10/01/31, Callable 10/01/19 @ 100, AGM	2,000	1,968
North Carolina Capital Facilities Finance Agency Exempt Facilities, Waste Management of Carolina Project, RB, 3.375%, 08/01/14, GTY AGMT — Waste Management, Inc., AMT	250	246
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Prerefunded 10/01/12 @ 100	1,000	1,079
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal, Duke Energy Carolina, Ser A, RB, 4.625%, 11/01/40, Callable 11/01/20 @ 100	1,500	1,300
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500	533
North Carolina Housing Finance Agency, Homeownership, Ser 27-A, RB, 5.550%, 07/01/38, Callable 07/01/18 @ 100, AMT	460	456
North Carolina Medical Care Commission Health Care Facilities, Ser A, RB, 6.125%, 10/01/39, Callable 10/01/14 @ 100	750	769
North Carolina Medical Care Commission Health Care Facilities, Duke University Health Systems, Ser A, RB, 5.000%, 06/01/42, Callable 06/01/19 @ 100	2,000	1,923
North Carolina Medical Care Commission Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290	1,348
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Ser D, RB, 6.000%, 12/01/29, Callable 12/01/18 @ 100	750	780
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Ser D, RB, 6.250%, 12/01/33, Callable 12/01/18 @ 100	2,000	2,090
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.625%, 10/01/29, Callable 10/01/14 @ 100, AGM	500	511
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.875%, 10/01/38, Callable 10/01/14 @ 100, AGM	500	510
North Carolina Municipal Power Agency, No. 1 Catawba Electric, RB, ETM, 5.000%, 01/01/20, Sinkable @ 01/01/19 @ 100	1,600	1,816
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Ser A, RB, 5.000%, 01/01/30, Callable 01/01/19 @ 100	3,000	2,907
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Ser A, RB, 5.250%, 01/01/15	1,000	1,117
North Carolina State, Ser C, GO, 5.000%, 05/01/20	1,000	1,159
North Carolina State Ports Authority Facilities, Ser A, RB, 5.250%, 02/01/40, Callable 02/01/20 @ 100	1,500	1,437
Onslow County Hospital Authority, Onslow Memorial Hospital Project, RB, 5.125%, 04/01/18, Callable @ 10/01/16, NATL-RE	500	540
Raleigh Durham Airport Authority, RB, 5.000%, 05/01/12, NATL-RE/FGIC, AMT	1,000	1,049
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/30, Callable 05/01/15 @ 100, AMBAC	2,000	1,980
Union County, GO, 4.000%, 03/01/13	1,325	1,415
University of North Carolina at Chapel Hill, RB, 5.000%, 12/01/31, Callable 12/01/17 @ 100	1,270	1,294
University of North Carolina Systems Pool, Ser A, RB, 5.250%, 10/01/28, Callable 10/01/19 @ 100	500	525
Wake County, RB, 5.000%, 01/01/26, Callable 01/01/20 @ 100	1,000	1,049
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,500	1,577
Wake County, Hammon Road Detention Center, Ser 2009, RB, 5.000%, 06/01/28, Callable 06/01/19 @ 100	585	602
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/28, Callable 06/01/19 @ 100	250	261
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/39, Callable 06/01/19 @ 100	3,000	3,022

		46,723

Puerto Rico (9.3%)
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Ser CC, RB, 5.500%, 07/01/30	1,560	1,527
Puerto Rico Electric Power Authority, Ser JJ, RB, 5.250%, 07/01/13, NATL-RE	325	349
Puerto Rico Public Buildings Authority, Government Facilities, Ser H, RB, 5.250%, 07/01/12, XLCA	250	261
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	550	551
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,400	1,377
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	1,125	1,147

		5,212

Total Municipal Bonds (Cost $52,195)		51,935

Money Market Fund (6.4%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.16%(a)	3,617,519	3,617

Total Money Market Fund (Cost $3,617)		3,617

Total Investments (Cost $55,812)(b) — 99.1%		55,552
Other assets in excess of liabilities — 0.9%		486

Net Assets — 100.0%		$56,038

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation

AMT	– Income subject to Alternative Minimum Tax

COP	– Certificate of Participation

ETM	– Escrowed to Maturity
See Notes to Schedules of Portfolio Investments.

FGIC	– Security guaranteed by Financial Guaranty Insurance Company

GO	– General Obligation

GTY AGMT	– Guaranty Agreement

NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation

RB	– Revenue Bond

XLCA	– Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (85.0%)
Aerospace/Defense (2.3%)
AM General LLC, 3.260%, 09/28/12(a) (b)	238	212
AM General LLC, 3.260%, 09/30/13(a) (b)	4,412	3,937
DAE Aviation Holdings, Inc., 4.040%, 07/31/14(a) (b)	4,326	4,245
DAE Aviation Holdings, Inc., Tranche B2, 4.040%, 07/31/14(a) (b)	4,178	4,100
Delos Aircraft, Inc., 7.000%, 03/17/16(a) (b)	9,115	9,265
Hawker Beechcraft Acquisition Co. LLC, 03/26/14(b) (c)	221	193
Hawker Beechcraft Acquisition Co. LLC, 03/26/14(b) (c)	3,696	3,232
Hawker Beechcraft Acquisition Co. LLC, 10.500%, 03/26/14(a) (b)	3,273	3,271
Sequa Corp., 3.540%, 12/03/14(a) (b)	9,523	9,178
Transdigm, Inc., 5.000%, 12/06/16(b)	4,290	4,329
United Airlines, Inc., 2.310%, 02/03/14(a) (b)	4,570	4,405

		46,367

Apparel (0.3%)
Claire’s Stores, Inc., 3.040%, 05/29/14(a) (b)	5,698	5,249

Auto Manufacturers (1.9%)
Ford Motor Co., 3.030%, 12/16/13(a) (b)	26,079	26,020
HHI Group Holdings LLC, 10.500%, 03/30/15(a) (b)	6,967	7,037
Tenneco, Inc., 5.050%, 06/03/16(a) (b)	5,149	5,192

		38,249

Auto Parts & Equipment (2.3%)
Allison Transmission, Inc., 3.030%, 08/07/14(a) (b)	10,644	10,409
Metaldyne Co. LLC, 7.750%, 10/28/16(a) (b)	3,347	3,372
Pinafore LLC, 6.250%, 09/29/16(a) (b)	15,002	15,191
Remy International, Inc., 12/16/16(b) (c) (d)	6,990	7,007
TI Automotive Ltd., 9.500%, 07/01/16(a) (b)	4,992	5,029
Transtar Holding Co., 6.750%, 12/21/16(b)	2,595	2,621
United Components, Inc., 6.250%, 03/23/17(a) (b)	4,145	4,186

		47,815

Building Materials (0.9%)
Armstrong World Industries, Inc., 5.000%, 05/23/17(a) (b)	9,415	9,471
Building Materials Corporate of America, 3.060%, 02/24/14(a) (b)	1,468	1,471
Goodman Global Holdings, Inc., 5.750%, 10/28/16(a) (b)	5,481	5,502
Goodman Global Holdings, Inc., 9.000%, 10/30/17(a) (b)	1,400	1,441

		17,885

Chemicals (2.7%)
Arizona Chemical, Inc., 6.750%, 11/21/16(a) (b)	6,208	6,276
Chemtura Corp., 5.500%, 08/27/16(a) (b)	4,035	4,067
Huntsman International LLC, 1.780%, 04/21/14(a) (b)	5,351	5,257
INEOS Group Holdings PLC, 8.000%, 12/16/14(a) (b)	2,320	2,396
INEOS U.S. Finance LLC, 7.000%, 12/14/12(a) (b)	244	248
INEOS U.S. Finance LLC, 7.500%, 12/16/13(a) (b)	5,798	5,958
MacDermid, Inc., 2.260%, 04/12/14(a) (b)	2,629	2,498
Momentive Specialty Chemicals, Inc., 2.250%, 05/05/13(a) (b)	1,781	1,689
Momentive Specialty Chemicals, Inc., 2.560%, 05/06/13(a) (b)	2,954	2,888
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Momentive Specialty Chemicals, Inc., 4.060%, 05/05/15(a) (b)	3,280	3,245
Momentive Specialty Chemicals, Inc., 4.060%, 05/05/15(a) (b)	1,379	1,364
Nalco Co., 4.500%, 10/05/17(a) (b)	4,549	4,586
Omnova Solutions, Inc., 5.750%, 05/31/17(a) (b)	1,900	1,914
Rockwood Specialties Group, Inc., 6.000%, 05/15/14(a) (b)	2,423	2,433
Solutia, Inc., 4.500%, 03/17/17(a) (b)	1,604	1,612
Univar, Inc., 6.250%, 10/10/14(b)	1,835	1,822
Univar, Inc., 6.250%, 05/30/17(b)	7,825	7,825

		56,078

Commercial Services (3.8%)
BNY ConvergEx Group LLC, 12/19/16(a) (b) (c) (d)	7,620	7,649
BNY ConvergEx Group LLC, 12/30/17(a) (b) (c) (d)	3,735	3,800
Booz Allen Hamilton, Inc., 6.000%, 07/31/15(a) (b)	4,579	4,598
Catalina Marketing Corp., 3.010%, 10/01/14(b)	3,326	3,300
Cengage Learning Acquisitions, Inc., 2.550%, 07/03/14(a) (b)	19,231	18,120
Cenveo Corp., 6.500%, 12/14/16(a) (b)	8,015	8,072
CoreLogic, Inc., 4.750%, 04/12/16(a) (b)	6,492	6,533
DynCorp International LLC, 6.250%, 07/05/16(a) (b)	2	2
Merrill Communications LLC, 8.500%, 12/24/12(a) (b)	1,312	1,300
Merrill Communications LLC, 14.760%, 11/15/13(a) (b)	2,057	1,985
Quad/Graphics, Inc., 5.500%, 04/14/16(a) (b)	4,055	3,975
Sedgwick CMS Holdings, Inc., 5.500%, 05/27/16(a) (b)	2,739	2,748
TransUnion LLC, 6.750%, 06/15/17(a) (b)	4,642	4,703
Travelport LLC, 4.800%, 08/21/15(b)	430	402
Travelport LLC, 4.960%, 08/21/15(b)	2,365	2,214
Vertafore, Inc., 6.750%, 07/29/16(a) (b)	3,308	3,322
Vertafore, Inc., 9.750%, 10/27/17(a) (b)	2,800	2,823
Yell Group PLC, 2.760%, 04/29/11(b) (e)	1,688	1,611

		77,157

Computers (0.1%)
Network Solutions LLC, 2.520%, 03/07/14(a) (b)	1,547	1,466

Consumer Discretionary (0.6%)
Collective Brands Finance, Inc., 3.020%, 08/18/14(b)	3,218	3,210
Reynolds Group Holdings, Inc., 6.250%, 08/06/15(a) (b)	4,660	4,663
Reynolds Group Holdings, Inc., 6.500%, 05/05/16(a) (b)	4,985	5,039

		12,912

Consumer Staples (0.5%)
Pierre Foods, Inc., 7.000%, 09/30/16(a) (b)	5,312	5,307
Pinnacle Foods Holdings Corp., 6.000%, 04/02/14(a) (b)	1,553	1,570
Revlon Consumer Products Corp., 6.000%, 03/11/15(a) (b)	2,756	2,764

		9,641

Diversified Financial Services (6.4%)
Affinion Group, Inc., 5.000%, 10/10/16(a) (b)	4,049	4,034
AGFS Funding Co., 7.250%, 04/21/15(a) (b)	16,325	16,556
American Capital Holdings, Inc., 12/31/13(b) (c)	6,580	6,606
CIT Group, Inc., 6.250%, 08/11/15(a) (b)	8,898	9,075
CNO Financial Group, Inc., 7.500%, 09/30/16(a) (b)	8,015	8,067
Earthbound Holdings III LLC, 12/21/16(a) (b) (c) (d)	4,690	4,722
East Valley Tourist Development Authority, 12.000%, 08/06/12(b) (e)	1,621	1,354
Fifth Third Processing Solutions LLC, 5.500%, 11/03/16(a) (b)	7,845	7,900
First Data Corp., 3.010%, 09/24/14(a) (b) (d)	8,439	7,796
First Data Corp., 3.010%, 09/24/14(a) (b) (d)	10,537	9,734
First Data Corp., 3.010%, 09/24/14(a) (b)	2,115	1,953
Interactive Data Corp., 6.750%, 01/27/17(a) (b)	5,328	5,385
International Lease Finance Corp., 6.750%, 03/17/15(a) (b)	6,095	6,176
Microsemi Corp., 5.000%, 11/02/17(a) (b)	7,845	7,891
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
MSCI, Inc., 4.750%, 06/01/16(a) (b)	13,035	13,108
Nielsen Finance LLC, 2.260%, 08/09/13(a) (b)	3,616	3,580
Nielsen Finance LLC, 4.010%, 05/02/16(a) (b) (d)	2,709	2,704
Nuveen Investments, Inc., 3.300%, 11/13/14(a) (b)	4,655	4,440
Peach Holdings, Inc., 6.250%, 11/21/13(a) (b)	580	483
Sabic Innovative Plastic, 2.760%, 08/29/14(a) (b)	2,000	1,985
SunGard Data Systems, Inc., 2.010%, 02/28/14(a) (b)	3,374	3,285
Sunquest Information Systems, Inc., 12/16/16(b) (c)	2,800	2,793

		129,627

Electric (2.6%)
Calpine Corp., 3.150%, 03/29/14(a) (b)	1,766	1,762
Generac CCMP Acquisition Corp., 2.790%, 11/11/13(a) (b)	2,516	2,483
GenOn Energy, Inc., 6.000%, 09/08/17(a) (b)	7,586	7,640
NRG Energy, Inc., 2.040%, 02/01/13(a) (b)	6,964	6,903
NRG Energy, Inc., 2.050%, 02/01/13(a) (b)	6,391	6,335
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.760%, 10/10/14(a) (b)	17,654	13,638
Texas Competitive Electric Holdings Co. LLC, 3.760%, 10/10/14(a) (b)	5,925	4,563
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 3.760%, 10/10/14(a) (b)	7,784	6,013
Texas Competitive Electric Holdings Co. LLC, Term Loan B3, 3.760%, 10/10/14(a) (b)	4,899	3,778

		53,115

Energy (2.0%)
Aquilex Holdings LLC, 5.500%, 04/01/16(a) (b)	3,604	3,589
Aventine Renewable Energy Holdings, Inc., 10.500%, 12/21/15(a) (b)	9,385	9,041
Brand Energy & Infrastructure Services, Inc., 0.610%, 02/05/13(b)	7,500	6,959
EnergySolutions LLC, 6.250%, 08/12/16(a) (b)	2,895	2,925
FirstLight Power Resources, Inc., 2.810%, 11/01/13(a) (b)	11	10
FirstLight Power Resources, Inc., Term Loan B, 2.810%, 11/01/13(a) (b)	520	504
FirstLight Power Resources, Inc., 4.810%, 05/01/14(a) (b)	4,580	4,244
KGen LLC, 0.150%, 02/08/14(a) (b)	2,371	2,252
KGen LLC, 2.060%, 02/10/14(a) (b)	2,085	1,981
MACH Gen LLC, 2.300%, 02/22/13(a) (b)	1,068	985
New Development Holdings, Inc., 7.000%, 07/03/17(a) (b)	9,058	9,201

		41,691

Entertainment (3.7%)
Blackstone UTP, 7.750%, 11/02/14(a) (b)	4,579	4,670
Caesars Entertainment Operating Co., 3.290%, 01/28/15(a) (b) (d)	8,535	7,701
Caesars Entertainment Operating Co., 3.290%, 01/28/15(a) (b)	2,000	1,807
Caesars Entertainment Operating Co., 9.500%, 10/31/16(a) (b)	4,094	4,307
Carmike Cinemas, Inc., 5.500%, 01/27/16(a) (b)	5,852	5,870
Cedar Fair LP, 5.500%, 12/15/16(a) (b)	2,511	2,534
Cinedigm Digital Funding I LLC, 5.250%, 04/29/16(a) (b)	4,444	4,388
Cinemark USA, Inc., 3.530%, 04/29/16(a) (b)	2,036	2,045
IMG Worldwide, Inc., 7.250%, 06/15/15(a) (b) (e)	13,883	13,692
Las Vegas Sands LLC, 05/23/14(a) (b) (c)	392	380
Live Nation Entertainment, Inc., 4.500%, 11/07/16(a) (b)	6,074	6,061
Metro-Goldwyn-Mayer Studios, Inc., 6.500%, 12/07/16(b)	4,695	4,636
Regal Cinemas Corp., 3.800%, 11/21/16(a) (b)	3,692	3,707
Six Flags Theme Parks, Inc., 5.500%, 06/30/16(b)	4,245	4,278
Universal City Development Partners Ltd., 5.500%, 11/06/14(a) (b)	10,148	10,234

		76,310

Food (2.0%)
Darling International, Inc., 5.000%, 12/16/16(a) (b)	3,460	3,486
Dean Foods Co., 1.810%, 04/02/14(a) (b)	4,614	4,376
DineEquity, Inc., 6.000%, 10/19/17(a) (b)	4,989	5,059
Dole Food Co., Inc., 5.040%, 03/02/17(a) (b)	1,288	1,295
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Dole Food Co., Inc., 5.060%, 03/02/17(a) (b)	518	521
Dunkin’ Brands, Inc., 5.750%, 11/23/17(a) (b)	13,335	13,487
Green Mountain Coffee Roasters, Inc., 5.500%, 12/16/16(b)	9,805	9,797
Wm. Bolthouse Farms, Inc., 5.500%, 02/11/16(a) (b)	2,685	2,707

		40,728

Forest Products & Paper (0.2%)
Georgia-Pacific Corp., 3.550%, 12/23/14(a) (b)	3,876	3,890

Health Care (9.5%)
Alere, Inc., 2.260%, 06/26/14(a) (b)	2,939	2,873
Ardent Medical Services, Inc., 6.500%, 09/15/15(a) (b)	8,064	8,059
Axcan Pharma, Inc., 3.760%, 02/18/14(b)	1,436	1,407
Bausch & Lomb, Inc., 3.510%, 04/24/15(a) (b)	381	379
Bausch & Lomb, Inc., 3.540%, 04/24/15(a) (b)	1,568	1,562
Biomet, Inc., 3.290%, 03/25/15(a) (b)	4,896	4,877
Carestream Health, Inc., 2.260%, 04/30/13(a) (b)	2,403	2,352
CareStream Health, Inc., 5.510%, 10/30/13(a) (b)	1,000	982
Community Health Systems, Inc., 2.540%, 07/25/14(a) (b)	14,976	14,594
Community Health Systems, Inc., 2.540%, 07/25/14(a) (b)	1,021	995
Community Health Systems, Inc., 3.790%, 01/25/17(a) (b)	7,649	7,613
Convatec, Inc., 5.750%, 12/22/16(a) (b)	6,115	6,169
CRC Health Corp., 2.550%, 02/06/13(a) (b)	3,616	3,507
CRC Health Corp., 2.550%, 05/20/13(b)	562	546
DaVita, Inc., 4.500%, 10/20/16(a) (b)	6,560	6,612
Gentiva Health Services, Inc., 6.750%, 08/15/16(a) (b)	2,479	2,500
Golden Gate National Senior Care LLC, 3.010%, 03/14/11(b)	4,395	4,379
Golden Gate National Senior Care LLC, 8.010%, 09/14/11(b)	2,415	2,349
Grifols, Inc., 11/23/16(a) (b) (c)	7,600	7,675
Gymboree Corp., 5.500%, 11/23/17(b)	7,840	7,876
Hanger Orthopedic Group, Inc., 5.250%, 11/17/16(b)	7,840	7,892
Harlan Sprague Dawley, Inc., 3.780%, 07/11/14(a) (b) (f)	4,808	4,234
HCA, Inc., 1.550%, 11/19/12(a) (b)	13,314	13,140
HCA, Inc., 2.550%, 11/18/13(a) (b)	8,024	7,942
Health Management Associates, 2.050%, 02/28/14(a) (b)	5,758	5,649
IASIS Healthcare LLC, 2.260%, 03/14/14(a) (b)	700	684
IASIS Healthcare LLC, 2.260%, 03/14/14(a) (b)	191	187
IASIS Healthcare LLC, Term Loan B, 2.260%, 03/14/14(a) (b)	2,023	1,976
IASIS Healthcare LLC, 5.540%, 06/13/14(b)	4,750	4,560
MedAssets, Inc., 5.250%, 11/16/16(b)	4,900	4,918
Multiplan, Inc., 6.500%, 08/26/17(a) (b)	7,008	7,069
National Mentor Holdings, Inc., 2.260%, 06/29/13(a) (b)	110	104
National Mentor Holdings, Inc., 2.270%, 06/29/13(a) (b)	1,805	1,710
NBTY, Inc., 6.250%, 10/02/17(a) (b)	11,400	11,548
Universal Health Services, Inc., 5.500%, 11/15/16(a) (b)	13,495	13,676
Vanguard Health Holding Co. II LLC, 5.000%, 01/29/16(a) (b)	7,444	7,473
Warner Chilcott Company LLC, 6.000%, 10/30/14(a) (b)	3,933	3,938
Warner Chilcott Company LLC, 6.250%, 04/30/15(a) (b)	3,241	3,261
Warner Chilcott Corp., Term Loan B1, 6.250%, 04/30/15(a) (b)	1,946	1,958
Warner Chilcott Corp., 6.250%, 04/30/15(a) (b)	2,750	2,767
WC LUXCO S.A.R.L., 6.500%, 02/22/16(a) (b)	2,085	2,103

		194,095

Industrials (0.3%)
Bucyrus International, Inc., 4.250%, 02/19/16(a) (b)	6,881	6,893

Information Technology (3.4%)
Aspect Software, Inc., 6.250%, 04/19/16(a) (b)	4,566	4,581
Ceridian Corp., 3.270%, 11/10/14(a) (b)	4,664	4,435
Fidelity National Information Services, Inc., 5.250%, 07/18/16(a) (b)	5,426	5,487
Flextronics International Ltd., 2.510%, 10/01/12(a) (b)	7,108	7,031
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Flextronics International Ltd., 2.510%, 10/01/14(a) (b)	453	446
Flextronics International Ltd., 2.510%, 10/01/14(a) (b)	751	740
Flextronics International Ltd., Term Loan A, 2.510%, 10/01/14(a) (b)	1,917	1,887
NDS Finance Ltd., 4.510%, 02/03/17(a) (b)	27,609	27,230
Savvis Communications Corp., 6.750%, 08/04/16(a) (b)	14,045	14,250
SonicWall, Inc., 8.260%, 01/22/16(a) (b)	2,265	2,276

		68,363

Insurance (0.5%)
Hub International Holdings, Inc., 2.800%, 06/13/14(a) (b)	177	172
Hub International Holdings, Inc., 2.800%, 06/13/14(a) (b)	788	764
Hub International Holdings, Inc., 6.750%, 06/13/14(a) (b)	4,543	4,561
USI Holdings Corp., 7.000%, 05/05/14(a) (b)	4,444	4,405

		9,902

Leisure Time (1.0%)
Clubcorp Operations, Inc., 6.000%, 11/09/16(a) (b)	11,765	11,853
Sabre Holdings Corp., 2.270%, 09/30/14(a) (b)	8,322	7,594

		19,447

Lodging (2.0%)
Kerzner International Ltd., 3.300%, 08/31/13(b) (e)	365	312
Kerzner International Ltd., 3.300%, 08/31/13(b) (e)	60	51
Kerzner International Ltd., 3.300%, 08/31/13(b) (e)	685	586
Las Vegas Sands LLC, 05/23/14(a) (b) (c)	1,908	1,852
Las Vegas Sands LLC, 3.030%, 11/23/16(a) (b)	1,811	1,739
Las Vegas Sands LLC, 3.030%, 11/23/16(a) (b)	9,013	8,650
MGM Mirage, 7.000%, 02/21/14(a) (b) (d)	9,517	9,009
MGM Mirage, 7.000%, 02/21/14(a) (b)	5,725	5,420
Seminole Tribe of Florida, 1.810%, 03/05/14(a) (b)	855	833
Seminole Tribe of Florida, 1.810%, 03/05/14(a) (b)	3,083	3,004
Seminole Tribe of Florida, 1.810%, 03/05/14(a) (b)	1,945	1,896
VML U.S. Finance LLC, 4.800%, 05/25/12(a) (b)	2,353	2,350
VML U.S. Finance LLC, 4.800%, 05/27/13(a) (b)	4,074	4,068

		39,770

Machinery Diversified (0.6%)
Alliance Laundry Systems LLC, 6.250%, 09/23/16(a) (b)	4,068	4,113
Manitowoc Company, Inc. (The), 8.000%, 11/06/14(a) (b)	1,274	1,289
NACCO Materials Handling Group, Inc., 2.090%, 03/22/13(a) (b)	3,343	3,192
Veyance Technologies, Inc., 2.770%, 07/31/14(a) (b)	4,058	3,596
Veyance Technologies, Inc., 2.770%, 07/31/14(a) (b)	581	515

		12,705

Media (9.1%)
Block Communications, Inc., 2.300%, 12/22/11(a) (b)	969	931
CCO Holdings LLC, 2.760%, 09/06/14(a) (b)	3,735	3,614
Charter Communications Operating LLC, 2.270%, 03/06/14(a) (b) (d)	35,853	35,345
Citadel Broadcasting Corp., 4.250%, 12/30/16(b)	3,185	3,195
Clear Channel Communications, Inc., 01/29/16(b) (c)	817	688
Clear Channel Communications, Inc., 3.910%, 01/28/16(a) (b)	20,690	17,938
Clear Channel Communications, Inc., 3.910%, 01/29/16(b)	930	783
Getty Images, Inc., 5.250%, 11/07/16(b)	7,247	7,301
Gray Television, Inc., 3.790%, 12/31/14(a) (b)	5,515	5,371
Insight Midwest Holdings LLC, 1.260%, 10/07/13(b)	6,591	6,426
Lamar Media Corp., 4.250%, 12/30/16(a) (b)	2,506	2,522
LIN TV Corp., 4.060%, 11/04/11(a) (b)	151	144
Mediacom Broadband LLC, 4.500%, 10/23/17(a) (b)	4,632	4,591
Mediacom Illinois LLC, 5.500%, 03/31/17(a) (b)	5,431	5,409
Quebecor Media, Inc., 2.290%, 01/17/13(a) (b)	1,171	1,165
Rainbow Media Holdings LLC, 1.260%, 06/30/13(b)	6,059	5,756
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Sinclair Television Group, Inc., 5.500%, 10/29/15(a) (b)	4,147	4,193
Springboard Finance LLC, 7.000%, 02/23/15(a) (b)	11,901	11,914
Syniverse Technologies, Inc., 12/21/17(b) (c)	9,915	10,027
Telesat Canada, 3.270%, 10/31/14(a) (b)	3,783	3,764
Telesat Canada, 3.270%, 10/31/14(a) (b)	325	323
Tribune Co., 5.250%, 06/04/14(a) (b)	—	—
Univision Communications, Inc., 2.510%, 09/29/14(a) (b) (d)	8,463	8,135
Univision Communications, Inc., 4.510%, 03/31/17(a) (b)	18,272	17,361
Village Roadshow Ltd., 5.500%, 05/27/15(b) (e)	24,890	24,641
Weather Channel Interactive, Inc. (The), 5.000%, 09/14/15(a) (b)	3,970	3,990

		185,527

Metals (1.3%)
Global Brass & Copper, Inc., 10.250%, 07/29/15(a) (b)	4,184	4,268
Novelis, Inc., 5.250%, 12/19/16(b)	22,040	22,305

		26,573

Miscellaneous Manufacturer (0.6%)
Bombardier Recreational Products, Inc., 3.270%, 06/28/13(a) (b)	1,698	1,600
Clarke American Corp., 2.790%, 06/30/14(a) (b)	6,822	6,168
John Maneely Co., 3.540%, 12/09/13(a) (b)	4,110	4,028

		11,796

Oil & Gas (6.1%)
Alon USA Energy, Inc., 2.340%, 08/04/13(b) (e)	873	669
Alon USA Energy, Inc., 2.540%, 08/04/13(b) (e)	109	84
Big West Oil LLC, 03/31/16(a) (b) (c) (d)	13,105	13,236
CGGVeritas Services, Inc., 5.500%, 01/12/16(a) (b)	3,517	3,519
CITGO Petroleum Corp., 8.000%, 06/24/15(a) (b)	6,265	6,470
CITGO Petroleum Corp., 9.000%, 06/23/17(a) (b)	3,980	4,145
EPCO Holdings, Inc., 1.260%, 08/07/12(b)	9,909	9,513
Hercules Offshore LLC, 07/11/13(b) (c)	—	—
MEG Energy Corp., 6.000%, 04/03/16(a) (b)	21,009	21,062
Obsidian Natural Gas Trust, 7.000%, 11/02/15(b)	43,250	43,682
Pilot Travel Centers LLC, 5.250%, 06/30/16(a) (b)	9,650	9,782
TPF Generation Holdings LLC, 2.290%, 12/15/11(a) (b)	717	703
TPF Generation Holdings LLC, 2.300%, 12/13/13(a) (b)	1,951	1,913
TPF Generation Holdings LLC, 2.300%, 12/15/13(a) (b)	5,237	5,134
TPF Generation Holdings LLC, 4.550%, 12/15/14(a) (b)	2,910	2,657
Western Refining Co., 10.750%, 05/30/14(a) (b)	2,035	2,071

		124,640

Packaging & Containers (0.5%)
Anchor Glass Container Corp., 6.000%, 03/02/16(a) (b)	1,315	1,317
Graham Packaging Company LP, 6.000%, 09/23/16(a) (b)	4,145	4,194
Smurfit-Stone Container Enterprises, Inc., 6.750%, 07/15/16(a) (b)	4,607	4,674

		10,185

Real Estate (2.9%)
CB Richard Ellis Services, Inc., 2.510%, 11/07/15(a) (b)	21,190	21,058
CB Richard Ellis Services, Inc., 3.510%, 11/06/16(a) (b)	5,227	5,253
Grizzly Ventures LLC, 5.750%, 12/02/14(b)	18,500	18,500
Mattamy Funding Partnership, 2.560%, 04/11/13(a) (b)	2,892	2,718
Realogy Corp., 3.280%, 10/10/13(b)	4,788	4,494
Realogy Corp., 3.290%, 10/10/13(a) (b)	5,581	5,238
Realogy Corp., 3.300%, 10/10/13(a) (b)	760	713
Realogy Corp., 13.500%, 10/15/17(a) (b)	655	715

		58,689

Retail (4.0%)
Capital Automotive LP, 2.610%, 12/16/11(b)	4,012	3,954
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Capital Automotive LP, 2.760%, 12/14/12(a) (b)	10,502	10,439
Dollar General Corp., 3.010%, 07/07/14(a) (b)	2,567	2,563
Dollar General Corp., 3.020%, 07/07/14(a) (b)	3,915	3,917
Harbor Freight Tools USA, Inc., 12/22/17(b) (c) (d)	7,510	7,488
Leslie’s Poolmart, Inc., 6.000%, 11/30/17(b)	9,410	9,481
Michael Foods Group, Inc., 6.260%, 06/29/16(a) (b)	6,561	6,638
Michaels Stores, Inc., 2.560%, 10/31/13(a) (b)	3,889	3,780
Michaels Stores, Inc., 4.810%, 07/31/16(a) (b)	4,402	4,399
Neiman Marcus Group, Inc. (The), 2.290%, 04/05/13(a) (b)	3,109	3,041
PETCO Animal Supplies, Inc., 6.000%, 11/24/17(b)	14,895	14,883
Sports Authority, Inc. (The), 7.500%, 10/26/17(b)	8,140	8,130
SUPERVALU, Inc., 1.140%, 06/02/11(a) (b)	3,441	3,420

		82,133

Semiconductors (0.6%)
Freescale Semiconductor, Inc., 11/10/12(b) (c) (d)	4,655	4,392
Freescale Semiconductor, Inc., 4.510%, 12/01/16(a) (b)	8,335	8,042
Spansion LLC, 6.500%, 01/08/15(a) (b)	519	525

		12,959

Telecommunication Services (9.6%)
Airvana, Inc., 11.000%, 08/23/14(a) (b)	8,698	8,712
Alaska Communications Systems Holdings, Inc., 5.500%, 10/21/16(a) (b)	2,805	2,810
Asurion Corp., 3.270%, 07/03/14(a) (b)	3,274	3,116
Asurion Corp., 6.750%, 03/31/15(a) (b)	6,895	6,910
Atlantic Broadband Finance LLC, 5.000%, 11/27/15(a) (b)	5,299	5,333
Avaya, Inc., 3.030%, 10/24/14(a) (b) (d)	23,635	22,400
BBHI Acquisition LLC, 4.500%, 12/14/17(a) (b)	7,680	7,714
Bragg Communications, Inc., 2.790%, 08/31/14(a) (b)	925	906
CMP Susquehanna Corp., 2.310%, 05/05/13(a) (b)	4,293	3,857
Consolidated Communications, Inc., Term Loan B, 2.770%, 12/31/14(b)	5,000	4,768
Consolidated Communications, Inc., 2.770%, 12/31/14(b)	115	110
Integra Telecom, Inc., 9.250%, 04/15/15(a) (b)	7,413	7,512
Intelsat Corp., 2.790%, 01/03/14(a) (b)	1,937	1,933
Intelsat Corp., 2.790%, 01/03/14(a) (b)	1,937	1,933
Intelsat Corp., 2.790%, 01/03/14(a) (b)	1,938	1,933
Intelsat Jackson Holdings Ltd., 04/06/18(b) (c) (d)	57,770	58,348
Intelsat Jackson Holdings Ltd., 3.290%, 02/02/14(a) (b)	10,550	9,996
Level 3 Communications, Inc., 2.540%, 03/13/14(a) (b)	2,500	2,362
Level 3 Communications, Inc., 11.500%, 03/13/14(a) (b)	12,750	13,746
Telcordia Technologies, Inc., 6.750%, 04/09/16(a) (b)	9,751	9,735
UPC Financing Partnership, 3.500%, 09/02/13(a) (b)	3,000	2,925
UPC Financing Partnership, 4.250%, 12/30/16(a) (b)	907	892
Vodafone Americas Finance 2, 6.880%, 08/11/15(b) (e)	10,000	10,200
Vonage Holdings Corp., 9.750%, 12/08/15(b)	6,920	6,891
West Corp., 2.720%, 10/24/13(a) (b)	1,703	1,686

		196,728

Transportation (0.7%)
Dollar Thrifty Automotive Group, Inc., 2.760%, 06/15/14(a) (b)	4,004	3,950
Ozburn-Hessey Holding Company LLC, 7.500%, 04/08/16(a) (b)	2,427	2,451
Swift Transportation Co., Inc., 6.750%, 12/16/16(b)	8,640	8,666

		15,067

Total Bank Loans (Cost $1,687,659)		1,733,652

Corporate Bonds (10.0%)
Advertising (0.0%)
Affinion Group, Inc., 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(a)	450	439
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Checkout Holding Corp., 0.000%, 11/15/15, Callable 05/15/11 @ 64.12(a) (c)	355	221

		660

Aerospace/Defense (0.0%)
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105	340	377

Banks (0.1%)
CapitalSource, Inc., 12.750%, 07/15/14(a) (g)	1,585	1,854

Chemicals (0.2%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(g)	1,000	1,153
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20, Callable 11/15/15 @ 104.50(a)	1,225	1,295
Momentive Performance Materials, Inc., 9.000%, 01/15/21, Callable 01/15/16 @ 104.50(a)	2,035	2,147

		4,595

Commercial Services (0.1%)
Rent-A-Center, Inc., 6.625%, 11/15/20, Callable 11/15/15 @ 103.31(a)	160	159
United Rentals NA, Inc., 8.375%, 09/15/20, Callable 12/15/14 @ 104.63	470	478
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	675	751

		1,388

Distribution/Wholesale (0.0%)
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(a) (g)	960	907

Diversified Financial Services (1.5%)
American General Finance Corp., Ser I, MTN, 4.875%, 07/15/12(g)	4,500	4,236
American General Finance Corp., Ser I, MTN, 5.850%, 06/01/13(g)	2,000	1,815
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102(g)	4,645	4,691
E*Trade Financial Corp. PIK, 12.500%, 11/30/17, Callable 11/30/12 @ 112.50(g)	3,718	4,369
Ford Motor Credit Co. LLC, 8.700%, 10/01/14(g)	4,500	5,068
Icahn Enterprises Finance Corp., 8.000%, 01/15/18, Callable 01/15/14 @ 104(a)	600	597
International Lease Finance Corp., 8.250%, 12/15/20	610	628
International Lease Finance Corp., 8.625%, 09/15/15(a)	965	1,037
International Lease Finance Corp., 8.750%, 03/15/17(a) (g)	1,010	1,083
MBIA, Inc., 5.700%, 12/01/34	8,285	5,426
SunGard Data Systems, Inc., 7.375%, 11/15/18, Callable 11/15/13 @ 105.53(a)	780	784
SunGard Data Systems, Inc., 7.625%, 11/15/20, Callable 11/15/15 @ 103.81(a)	585	592

		30,326

Electric (0.8%)
Calpine Corp., 7.500%, 02/15/21, Callable 11/01/15 @ 103.75(a)	3,900	3,841
Edison Mission Energy, 7.750%, 06/15/16	2,900	2,494
General Cable Corp., 2.678%, 04/01/15, Callable 10/19/10 @ 101(b) (g)	5,133	4,889
NRG Energy, Inc., 8.250%, 09/01/20, Callable 09/01/15 @ 104.13(a)	630	646
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25(g)	3,500	3,614

		15,484

Entertainment (0.1%)
AMC Entertainment Holdings, Inc., 9.750%, 12/01/20, Callable 12/01/15 @ 104.88(a)	230	239
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106(a) (g)	900	900

		1,139

Healthcare — Products (0.1%)
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38(a)	1,590	1,638

Healthcare — Services (0.2%)
Aurora Diagnostics Holdings, 10.750%, 01/15/18, Callable 01/15/15 @ 105.38(a)	2,000	2,005
DaVita, Inc., 6.625%, 11/01/20, Callable 11/01/14 @ 104.97	660	653
HCA Holdings, Inc., 7.750%, 05/15/21, Callable 11/15/15 @ 103.88(a)	1,150	1,150

		3,808

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Holding Companies-Diversified (0.1%)
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56(g)	2,000	2,060

Insurance (0.0%)
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(b)	1,000	923

Machinery-Diversified (0.1%)
Manitowoc Co., Inc. (The), 8.500%, 11/01/20, Callable 11/01/15 @ 104.25	145	154
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44(g)	1,000	1,161

		1,315

Media (0.1%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 03/04/11 @ 104.13(a)	100	101
Citadel Broadcasting Corp., 7.750%, 12/15/18, Calllable 12/15/14 @ 103.88(a)	175	181
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(a)	300	319
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a) (g)	1,000	1,095

		1,696

Mining (0.1%)
FMG Resources, 7.000%, 11/01/15, Callable 11/01/12 @ 105.25(a)	810	830
Novelis, Inc., 8.375%, 12/15/17, Callable 12/15/13 @ 106.28(a)	195	202
Novelis, Inc., 8.750%, 12/15/20, Callable 12/15/15 @ 104.38(a)	555	576

		1,608

Oil & Gas (0.6%)
Alta Mesa Holdings, 9.625%, 10/15/18, Callable 10/15/14 @ 104.81(a)	95	92
Linn Energy LLC/Finance Corp., 7.750%, 02/01/21, Callable 09/15/15 @ 103.88(a)	395	405
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(a)	375	376
SandRidge Energy, Inc., 3.928%, 04/01/14, Callable 11/08/10 @ 102(b)	1,000	931
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a) (b)	9,250	9,851
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	885	956

		12,611

Packaging & Containers (0.0%)
Berry Plastics Corp., 9.750%, 01/15/21, Callable 01/15/16 @ 104.88(a)	925	916
Smurfit-Stone Container Corp., 8.000%, 03/15/17	570	24
Smurfit-Stone Container Corp., 8.250%, 10/01/12	1,800	59

		999

Pharmaceuticals (0.2%)
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94(g)	500	518
ConvaTec Healthcare, 10.500%, 12/15/18, Callable 12/15/14 @ 105.25(a)	1,600	1,622
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20, Callable 12/15/15 @ 103.50(a)	1,070	1,091

		3,231

Pipelines (0.3%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38(g)	3,855	4,029
Dynegy Holdings, Inc., 7.750%, 06/01/19	2,800	1,869
MarkWest Energy Partners LP, 6.750%, 11/01/20, Callable 11/01/15 @ 103.38	385	385

		6,283

Retail (0.0%)
Dunkin Finance Corp., 9.625%, 12/01/18, Callable 02/28/11 @ 100.50(a)	700	707

Telecommunication Services (5.3%)
Buccaneer Merger Sub, Inc., 9.125%, 01/15/19, Callable 01/15/15 @ 104.56(a)	725	744
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a) (g)	360	376
Clearwire Communications LLC, 12.000%, 12/01/15, Callable 12/01/12 @ 106(a)	685	738
Clearwire Communications LLC, 12.000%, 12/01/17, Callable 12/01/14 @ 106(a)	1,350	1,397
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(g)	3,000	3,112
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(g)	5,850	6,676
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(g)	3,500	3,955
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 03/07/11 @ 103.58(g)	2,075	2,148
Global Crossing Ltd., 9.000%, 11/15/19, Callable 11/15/14 @ 104.50(a)	450	446
Global Crossing Ltd., 12.000%, 09/15/12, Callable 09/15/12 @ 106(g)	2,375	2,678
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	280	290
Intelsat Bermuda Ltd., 11.250%, 02/04/17, Callable 02/15/13 @ 105.62(g)	1,800	1,962
Intelsat Bermuda Ltd. PIK, 11.500%, 02/04/17, Callable 02/15/13 @ 105.75(g)	3,782	4,179
iPCS, Inc., 2.412%, 05/01/13, Callable 11/08/10 @ 100(b) (g)	3,000	2,888
Level 3 Financing, Inc., 4.344%, 02/15/15(b)	500	433
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(g)	3,440	3,302
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	900	970
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(g)	1,000	1,068
PAETEC Holding Corp., 9.875%, 12/01/18, Callable 12/01/14 @ 104.94(a)	4,600	4,726
Sprint Capital Corp., 8.375%, 03/15/12(g)	5,315	5,621
Sprint Capital Corp., 8.750%, 03/15/32(g)	4,500	4,545
Trilogy International Partners LLC, 10.250%, 08/15/16, Callable 08/15/13 @ 105.13(a)	7,958	7,878
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66(g)	4,500	4,792
Virgin Media Finance PLC, 6.500%, 01/15/18, Callable 01/15/14 @ 103.25(g)	5,000	5,262
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	650	710
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)	11,250	13,050
Wind Acquisition Finance SA, 7.250%, 02/15/18, Callable 11/15/13 @ 105.44(a)	11,590	11,793
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)	8,000	9,020
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28	4,750	4,412

		109,171

Transportation (0.1%)
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(a)	2,000	2,070

Total Corporate Bonds (Cost $191,803)		204,850

Preferred Stock (0.0%)
Diversified Financial Services (0.0%)
Citigroup Capital XII, 8.500%	13,520	358

Total Preferred Stock (Cost $338)		358

Money Market Fund (11.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(b)	236,281,671	236,282

Total Money Market Fund (Cost $236,282)		236,282

Total Investments (Cost $2,116,082)(h) — 106.6%		2,175,142
Liabilities in excess of other assets — (6.6)%		(135,312)

Net Assets — 100.0%		$2,039,830

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 69.7% of net assets as of December 31, 2010.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(c)	The security has not settled as of December 31, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2010 are identified below (in thousands):
See Notes to Schedules of Portfolio Investments.

Issue	Acquisition				Percentage of
Description	Date	Cost($)	Principal($)	Value($)	Net Assets(%)
Alon USA Energy, Inc.	04/29/09	556	873	669	0.03
Alon USA Energy, Inc.	08/07/07	69	109	84	0.00
East Valley Tourist Development Authority	08/07/07	1,614	1,621	1,354	0.07
IMG Worldwide, Inc.	06/08/10	13,507	13,883	13,692	0.67
Kerzner International Ltd.	08/31/06	684	685	586	0.03
Kerzner International Ltd.	09/11/06	363	365	312	0.02
Kerzner International Ltd.	08/31/06	60	60	51	0.00
Village Roadshow Ltd.	05/27/10	24,537	24,890	24,641	1.21
Vodafone Americas Finance 2	08/10/10	9,935	10,000	10,200	0.50
Yell Group PLC	01/08/10	1,615	1,688	1,611	0.08

(f)	Security in default.

(g)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(h)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	– Medium Term Note

PIK	– Payment in-kind

ULC	– Unlimited Liability Company
Amounts designated as “—” are $0 or have been rounded to $0.
As of December 31, 2010, the Fund had the following unfunded loan commitments (in thousands):

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)
Brand Energy & Infrastructure Services, Inc.	7,500	(440)
Capital Automotive LP	274	124

		(316)

The commitments are available until the maturity date of the respective security.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix Global Strategy Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (91.9%)
U.S. Treasury Bill (91.9%)
0.012%, 01/06/11 (a)	10,000	10,000
0.025%, 01/13/11 (a)	5,000	5,000
0.004%, 01/20/11 (a)	20,000	19,999
0.081%, 02/03/11 (a) (b)	4,000	4,000

		38,999

Total U.S. Treasury Obligations (Cost $38,998)		38,999

Money Market Fund (13.4%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.01%(c)	5,670,846	5,671

Total Money Market Fund (Cost $5,671)		5,671

Total Investments (Cost $44,669)(d) — 105.3%		44,670
Liabilities in excess of other assets — (5.3)%		(2,246)

Net Assets — 100.0%		$42,424

(a)	Rate represents the effective yield at purchase.

(b)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(c)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
Credit Default Swap Agreements — Buy Protection ($ Amounts in thousands)

					Upfront
					Payments
		Notional	Fixed	Expiration	Made		Unrealized
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	Depreciation($)
Emerging Markets CDX Indices, Series 14	Barclays Bank PLC	3,993	5.000	12/20/15	(523)	(545)	(22)
Emerging Markets CDX Indices, Series 14	Morgan Stanley	6,599	5.000	12/20/15	(790)	(900)	(110)
Emerging Markets CDX indices, Series 14	JPMorgan	1,161	5.000	12/20/15	(140)	(159)	(19)
Federative Republic of Brazil	Morgan Stanley	10,325	1.000	12/20/15	75	42	(33)

					$(1,378)	$(1,562)	$(184)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2010.
See Notes to Schedules of Portfolio Investments.

Forward Foreign Currency Contracts (Amounts in thousands)

At December 31, 2010, the Fund’s forward foreign currency contracts were as follows:

			Contract
			Amount in	Contract		Unrealized
		Delivery	Local	Value in	Market	Appreciation/
Currency	Counterparty	Date	Currency	USD($)	Value($)	(Depreciation)($)
Long:
Euro	Credit Suisse First Boston	01/03/11	3,432	4,498	4,586	88
Euro	Morgan Stanley	01/10/11	8,175	10,951	10,924	(27)
Euro	Morgan Stanley	01/26/11	7,616	10,138	10,176	38
Euro	Morgan Stanley	02/09/11	185	247	248	1
New Zealand Dollar	Credit Suisse First Boston	01/26/11	10,052	7,631	7,820	189

Total Long Contracts				$33,465	$33,754	$289

Short:
Australian Dollar	Credit Suisse First Boston	01/12/11	3,908	3,883	3,993	(110)
Australian Dollar	JPMorgan	01/12/11	4,398	4,370	4,494	(124)
Australian Dollar	Morgan Stanley	01/12/11	5,367	5,334	5,485	(151)
Colombian Peso	Barclays Bank PLC	02/09/11	15,239,526	8,367	8,003	364
Euro	Credit Suisse First Boston	01/03/11	3,432	4,504	4,587	(83)
Euro	Deutsche Bank	01/10/11	8,335	11,008	11,138	(130)
Euro	JPMorgan	01/10/11	8,175	10,887	10,924	(37)
Euro	Morgan Stanley	01/10/11	13,079	17,417	17,477	(60)
Euro	Morgan Stanley	01/26/11	7,616	10,198	10,176	22
Euro	Morgan Stanley	02/09/11	185	247	248	(1)
Hungarian Forint	Morgan Stanley	01/24/11	464,675	2,201	2,229	(28)
Indonesian Rupiah	Barclays Bank PLC	01/18/11	22,195,422	2,482	2,458	24
Japanese Yen	Credit Suisse First Boston	01/07/11	1,278,329	15,417	15,745	(328)
Japanese Yen	Morgan Stanley	01/11/11	361,481	4,358	4,453	(95)
New Zealand Dollar	Credit Suisse First Boston	01/26/11	10,052	7,629	7,820	(191)

Total Short Contracts				$108,302	$109,230	$(928)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (0.7%)
Auto Manufacturers (0.2%)
Ford Motor Co., 3.030%, 12/16/13(a) (b)	2,556	2,550

Diversified Financial Services (0.3%)
East Valley Tourist Development Authority, 12.000%, 08/06/12(b) (c) (d) (e)	6,219	5,193

Telecommunication Services (0.2%)
Intelsat Jackson Holdings Ltd., 04/06/18(a) (b) (f) (g)	3,000	3,030
Level 3 Communications, Inc., 11.500%, 03/13/14(a) (b)	1,000	1,078

		4,108

Total Bank Loans (Cost $12,238)		11,851

Corporate Bonds (90.5%)
Advertising (0.8%)
Affinion Group, Inc., 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(a)	7,710	7,517
Checkout Holding Corp., 0.000%, 11/15/15, Callable 05/15/11 @ 64.12(a)	5,850	3,649
Lamar Media Corp., 7.875%, 04/15/18, Callable 04/15/14 @ 103.94	2,175	2,311

		13,477

Aerospace/Defense (1.6%)
Alliant Techsystems, Inc., 6.875%, 09/15/20, Callable 09/15/15 @ 103.44	1,910	1,965
BE Aerospace, Inc., 6.875%, 10/01/20, Callable 10/01/15 @ 103.44	2,210	2,282
Esterline Technologies Corp., 7.000%, 08/01/20, Callable 08/01/15 @ 103.50(a)	1,460	1,504
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17, Callable 06/01/14 @ 105	5,500	6,091
Spirit AeroSystems, Inc., 6.750%, 12/15/20, Callable 12/15/15 @ 103.38(a)	6,610	6,626
Spirit AeroSystems, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75	1,075	1,118
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104	2,770	2,881
Triumph Group, Inc., 8.625%, 07/15/18, Callable 07/15/14 @ 104.31	4,225	4,616

		27,083

Airlines (0.5%)
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(a)	5,610	6,325
Delta Air Lines, Inc., Ser 2007-1, Cl C, 8.954%, 08/10/14	1,686	1,745

		8,070

Auto Parts & Equipment (1.5%)
Accuride Corp., 9.500%, 08/01/18, Callable 08/01/14 @ 104.75(a)	2,785	3,015
AFFINIA Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(a)	1,854	2,058
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18, Callable 05/01/14 @ 104.25(a)	4,990	5,289
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	1,220	1,391
Lear Corp., 7.875%, 03/15/18, Callable 03/15/14 @ 103.94	1,280	1,369
Lear Corp., 8.125%, 03/15/20, Callable 03/15/15 @ 104.06(h)	1,280	1,392
Navistar International Corp., 8.250%, 11/01/21, Callable 11/01/14 @ 104.13	4,350	4,676
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 09/01/17, Callable 09/01/14 @ 105.31(a) (h)	2,372	2,550
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(a)	2,790	3,125

		24,865

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Beverages (0.1%)
Cott Beverages USA, Inc., 8.125%, 09/01/18, Callable 09/01/14 @ 104.06	1,500	1,616

Building Materials (0.9%)
Associated Materials LLC, 9.125%, 11/01/17, Callable 11/01/13 @ 106.84(a)	2,335	2,440
Texas Industries, Inc., 9.250%, 08/15/20, Callable 08/15/15 @ 104.63(a)	2,020	2,146
USG Corp., 7.750%, 01/15/18	1,715	1,664
USG Corp., 8.375%, 10/15/18, Callable 10/15/14 @ 104.19(a)	2,820	2,764
USG Corp., 9.750%, 08/01/14(a)	5,845	6,166

		15,180

Chemicals (1.9%)
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(a)	4,210	4,568
Huntsman International LLC, 5.500%, 06/30/16	2,505	2,424
Huntsman International LLC, 8.625%, 03/15/21, Callable 09/15/15 @ 104.31(a)	1,055	1,139
INEOS Finance PLC, 9.000%, 05/15/15, Callable 05/15/13 @ 104.50(a)	1,775	1,888
Lyondell Chemical Co., 11.000%, 05/01/18, Callable 05/01/13 @ 100	2,800	3,171
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31	2,845	3,108
Oxea Finance & Cy SCA, 9.500%, 07/15/17, Callable 07/15/13 @ 107.12(a)	2,805	3,040
Rain CII Carbon LLC, 8.000%, 12/01/18, Callable 12/01/14 @ 104(a)	4,610	4,725
Solutia, Inc., 7.875%, 03/15/20, Callable 03/15/15 @ 103.94	3,025	3,237
TPC Group LLC, 8.250%, 10/01/17, Callable 10/01/13 @ 106.19(a)	2,000	2,095
Vertellus Specialties, Inc., 9.375%, 10/01/15, Callable 04/01/13 @ 104.69(a)	3,265	3,461

		32,856

Coal (0.3%)
International Coal Group, Inc., 9.125%, 04/01/18, Callable 04/01/14 @ 104.56	2,065	2,230
Penn Virginia Resource Partners LP, 8.250%, 04/15/18, Callable 04/15/14 @ 104.13	2,635	2,714

		4,944

Commercial Services (3.7%)
Avis Budget Car Rental LLC, 8.250%, 01/15/19, Callable 10/15/14 @ 104.13(a)	7,160	7,232
Avis Budget Car Rental LLC, 9.625%, 03/15/18, Callable 03/15/14 @ 104.81	3,855	4,154
Cenveo Corp., 8.875%, 02/01/18, Callable 02/01/14 @ 104.44	3,095	2,994
Hertz Corp., 7.500%, 10/15/18, Callable 10/15/14 @ 103.75(a)	2,580	2,677
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/11 @ 102.22	3,180	3,252
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25	800	844
Live Nation Entertainment, Inc., 8.125%, 05/15/18, Callable 05/15/14 @ 104.06(a)	2,075	2,101
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19	2,625	2,835
PHH Corp., 9.250%, 03/01/16(a)	2,455	2,590
R.R. Donnelley & Sons Co., 7.625%, 06/15/20	4,095	4,386
Reader’s Digest Association, Inc. (The), 9.500%, 02/15/17, Callable 02/15/13 @ 104(a) (b)	9,650	9,578
Rent-A-Center, Inc., 6.625%, 11/15/20, Callable 11/15/15 @ 103.31(a)	2,900	2,885
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(a)	2,895	3,257
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63(i)	13,416	14,925

		63,710

Computers (0.6%)
Seagate HDD Cayman, 6.875%, 05/01/20, Callable 05/01/15 @ 103.44(a)	1,610	1,537
Seagate HDD Cayman, 7.750%, 12/15/18, Callable 12/15/14 @ 103.88(a)	8,610	8,718
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13@ 105(a)	550	645

		10,900

Cosmetics/Personal Care (0.4%)
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88	6,795	7,186

Distribution/Wholesale (0.2%)
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(a)	2,985	2,821

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services (13.4%)
Ally Financial, Inc., 6.250%, 12/01/17(a)	11,635	11,635
Ally Financial, Inc., 7.500%, 09/15/20(a)	7,000	7,341
Ally Financial, Inc., 8.000%, 03/15/20	6,470	7,068
Ally Financial, Inc., 8.000%, 11/01/31(i)	17,120	18,447
Ally Financial, Inc., 8.300%, 02/12/15	3,100	3,410
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	5,493	5,191
American General Finance Corp., Ser H, MTN, 5.750%, 09/15/16	4,225	3,274
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	6,925	5,462
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	10,375	8,378
Bank of America Corp., 8.000%, 01/30/18(b) (j)	12,370	12,466
CEMEX Finance LLC, 9.500%, 12/14/16, Callable 12/14/13 @ 104.75(a) (h)	3,800	3,919
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102(h)	3,495	3,565
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102(h)	4,460	4,505
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102(h)	10,350	10,376
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102(i)	20,610	20,687
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102	9,960	9,985
FireKeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(a)	7,355	8,697
Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,800	2,094
Ford Motor Credit Co. LLC, 8.700%, 10/01/14(i)	14,600	16,442
Icahn Enterprises Finance Corp., 8.000%, 01/15/18, Callable 01/15/14 @ 104	10,440	10,440
Icahn Enterprises Finance Corp., 8.000%, 01/15/18, Callable 01/15/14 @ 104(a)	4,225	4,204
ILFC E-Capital Trust I, 5.900%, 12/21/65, Callable 02/28/11 @ 100(a) (b)	3,470	2,627
ILFC E-Capital Trust II, 6.250%, 12/21/65, Callable 12/21/15 @ 100(a) (b)	2,490	1,942
International Lease Finance Corp., 8.250%, 12/15/20	2,380	2,451
International Lease Finance Corp., 8.625%, 09/15/15(a)	2,230	2,397
International Lease Finance Corp., 8.750%, 03/15/17(a)	4,325	4,639
MBIA, Inc., 5.700%, 12/01/34	8,320	5,449
Northern Tier Energy LLC, 10.500%, 12/01/13, Callable 12/01/13 @ 107.88(a) (h)	5,020	5,120
Offshore Group Investments Ltd., 11.500%, 08/01/15, Callable 02/01/13 @ 108.62(a)	7,185	7,796
Provident Funding Association LP, 10.250%, 04/15/17, Callable 04/15/14 @ 105.13(a)	3,455	3,585
Regions Bank, 6.450%, 06/26/37	1,900	1,689
Regions Bank, 7.500%, 05/15/18	1,450	1,493
Regions Financial Corp., 5.750%, 06/15/15	1,340	1,312
SquareTwo Financial Corp., 11.625%, 04/01/17, Callable 04/01/14 @ 105.81(a)	1,270	1,251
SunGard Data Systems, Inc., 7.375%, 11/15/18, Callable 11/15/13 @ 105.53(a)	4,775	4,799
SunGard Data Systems, Inc., 7.625%, 11/15/20, Callable 11/15/15 @ 103.81(a)	3,895	3,944

		228,080

Electric (7.1%)
AES Corp. (The), 7.750%, 10/15/15	485	518
AES Corp. (The), 8.000%, 10/15/17	5,955	6,297
AES Corp. (The), 9.750%, 04/15/16	2,750	3,073
AES Ironwood LLC, 8.857%, 11/30/25	3,360	3,343
Calpine Corp., 7.250%, 10/15/17, Callable 10/15/13 @ 103.63(a)	1,665	1,665
Calpine Corp., 7.500%, 02/15/21, Callable 11/01/15 @ 103.75(a)	15,200	14,972
Edison Mission Energy, 7.000%, 05/15/17	4,335	3,436
Edison Mission Energy, 7.200%, 05/15/19	8,130	6,280
Edison Mission Energy, 7.500%, 06/15/13(h)	6,087	5,965
Edison Mission Energy, 7.750%, 06/15/16	3,410	2,933
Elwood Energy LLC, 8.159%, 07/05/26	2,546	2,482
Energy Future Holdings Corp., 10.000%, 01/15/20, Callable 01/15/15 @ 105(a)	5,515	5,674
GenOn Energy, Inc., 6.750%, 12/15/14, Callable 01/03/11 @ 102.25	2,482	2,532
GenOn Energy, Inc., 9.875%, 10/15/20, Callable 10/15/15 @ 104.94(a)	18,225	18,088
GenOn Escrow Corp., 9.500%, 10/15/18(a)	17,785	17,674
Mirant Mid Atlantic LLC, Ser B, 9.125%, 06/30/17	4,204	4,519
Mirant Mid Atlantic LLC, Ser C, 10.060%, 12/30/28	2,046	2,271
NRG Energy, Inc., 7.250%, 02/01/14, Callable 11/08/10 @ 103.63	45	46
NRG Energy, Inc., 8.250%, 09/01/20, Callable 09/01/15 @ 104.13(a)	10,270	10,527
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	2,935	3,030
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Sithe/Independence Funding Corp., Ser A, 9.000%, 12/30/13	3,974	4,122
United Maritime Group LLC/Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88	1,445	1,449

		120,896

Electronics (0.5%)
Allbritton Communications Co., 8.000%, 05/15/18, Callable 05/15/14 @ 104	2,240	2,262
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460	3,919
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(a)	1,410	1,576

		7,757

Energy-Alternate Sources (0.3%)
Covanta Holding Corp., 7.250%, 12/01/20, Callable 12/01/15 @ 103.63	4,610	4,674

Engineering & Construction (0.4%)
Abengoa Finance SAU, 8.875%, 11/01/17(a)	3,975	3,677
Alion Science and Technology Corp., PIK, 12.000%, 11/01/14, Callable 04/01/13 @ 105	616	635
Tutor Perini Corp., 7.625%, 11/01/18, Callable 11/01/14 @ 103.81(a)	2,665	2,678

		6,990

Entertainment (2.1%)
Cedar Fair LP, 9.125%, 08/01/18, Callable 08/01/14 @ 104.56(a)	3,045	3,277
Cinemark USA, Inc., 8.625%, 06/15/19, Callable 06/15/14 @ 104.31	610	660
Diamond Resorts Corp., 12.000%, 08/15/18, Callable 08/15/14 @ 106(a)	9,745	9,745
Marina District Finance Co., Inc., 9.500%, 10/15/15, Callable 10/15/13 @ 104.75(a)	2,655	2,609
Marina District Finance Co., Inc., 9.875%, 08/15/18, Callable 08/15/14 @ 104.94(a) (h)	3,335	3,285
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38	3,000	3,307
Pinnacle Entertainment, Inc., 8.750%, 05/15/20, Callable 05/15/15 @ 104.38	3,780	3,912
Regal Entertainment Group, 9.125%, 08/15/18, Callable 08/15/14 @ 104.56	2,135	2,274
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38	2,395	2,581
WMG Holdings Corp., 9.500%, 12/15/14, Callable 12/15/11 @ 101.58(h) (k)	3,930	3,763

		35,413

Environmental Control (0.3%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50	260	288
Darling International, Inc., 8.500%, 12/15/18, Callable 12/15/14 @ 104.25(a)	2,330	2,429
EnergySolutions, Inc., 10.750%, 08/15/18, Callable 08/15/14 @ 105.38(a)	2,060	2,248

		4,965

Food (1.5%)
Bumble Bee Acquisition Corp., 9.000%, 12/15/17, Callable 12/15/14 @ 104(a)	4,305	4,477
Dean Foods Co., 7.000%, 06/01/16(h)	5,830	5,349
Pilgrim’s Pride Corp., 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(a)	4,495	4,473
Stater Bros Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	4,790	4,922
SUPERVALU, Inc., 8.000%, 05/01/16(h)	6,115	5,855

		25,076

Forest Products&Paper (0.7%)
Boise Paper Holdings LLC/Finance Co., 9.000%, 11/01/17, Callable 11/01/13 @ 104.50	3,200	3,496
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105(h)	5,885	5,532
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(h)	3,000	3,292

		12,320

Hand/Machine Tools (0.2%)
Thermadyne Holdings Corp., 9.000%, 12/15/17, Callable 12/15/13 @ 106.75(a)	3,080	3,176

Healthcare — Products (1.5%)
Accellent, Inc., 8.375%, 02/01/17, Callable 02/01/13 @ 106.28	1,720	1,763
Alere, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	4,675	4,687
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	6,480	7,079
Rotech Healthcare, Inc., 10.750%, 10/15/15, Callable 04/15/13 @ 105.38(a)	2,465	2,539
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Universal Hospital Services, Inc., PIK, 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	8,615	8,852

		24,920

Healthcare — Services (2.1%)
Apria Healthcare Group, Inc., 11.250%, 11/01/14, Callable 11/01/11 @ 105.62	5,925	6,473
Gentiva Health Services, Inc., 11.500%, 09/01/18, Callable 09/01/14 @ 105.75	2,595	2,829
HCA, Inc., 7.250%, 09/15/20, Callable 03/15/15 @ 103.63	3,500	3,657
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	60	64
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94	8,240	9,064
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44	5,225	5,904
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56	3,420	4,215
UHS Escrow Corp., 7.000%, 10/01/18, Callable 10/01/14 @ 103.50(a)	3,020	3,096

		35,302

Holding Companies — Diversified (0.5%)
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	7,375	7,596
Navios Maritime Acquisition Corp., 8.625%, 11/01/17, Callable 11/01/13 @ 104.31(a)	1,035	1,059

		8,655

Home Builders (0.4%)
KB Home, 9.100%, 09/15/17	3,180	3,371
Standard Pacific Corp., 8.375%, 05/15/18	3,705	3,705

		7,076

Household Products/Wares (0.7%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31	1,555	1,749
Jarden Corp., 7.500%, 01/15/20, Callable 09/15/12 @ 105.31	4,450	4,639
Reynolds Group Issuer, Inc., 7.125%, 04/15/19, Callable 10/15/14 @ 103.56(a)	6,000	6,105

		12,493

Insurance (3.1%)
American General Institutional Capital, Ser B, 8.125%, 03/15/46(a)	2,750	2,784
American International Group, Inc., 8.175%, 05/15/68, Callable 05/15/38 @ 100(b)	8,975	9,557
CNO Financial Group, Inc., 9.000%, 01/15/18, Callable 01/15/14 @ 106.75(a)	5,130	5,335
Fairfax Financial Holdings Ltd., 7.375%, 04/15/18(h)	274	284
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100(b)	5,480	4,315
Hartford Financial Services Group, Inc., 8.125%, 06/15/68, Callable 06/15/18@ 100.00(b)	5,177	5,501
ING Capital Funding Trust III, Ser 9, 3.903%, 03/31/11(b) (j)	4,815	4,442
ING Groep NV, 5.775%, 12/29/49(b) (j)	4,830	4,154
Liberty Mutual Group, Inc., 7.000%, 03/07/67(a) (b)	2,730	2,452
Liberty Mutual Group, Inc., 7.800%, 03/07/87(a)	2,900	2,857
Liberty Mutual Group, Inc., 10.750%, 06/15/88, Callable 06/15/38 @ 100(a) (b)	2,740	3,315
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100(b)	2,155	1,988
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100(b)	1,220	1,190
White Mountains Re Group Ltd., 7.506%, 05/29/49(a) (b) (j)	5,190	4,509

		52,683

Internet (0.2%)
Zayo Group LLC, 10.250%, 03/15/17, Callable 03/15/13 @ 105.13	3,720	4,073

Leisure Time (0.4%)
ClubCorp Club Operations, Inc., 10.000%, 12/01/18, Callable 12/01/14 @ 105(a)	7,290	6,925

Lodging (1.8%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63	4,040	4,323
Boyd Gaming Corp., 7.125%, 02/01/16, Callable 02/01/11 @ 103.56(h)	2,555	2,293
Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17, Callable 06/01/13 @ 105.62	1,230	1,384
MCE Finance Ltd., 10.250%, 05/15/18, Callable 05/15/14 @ 105.13	1,910	2,189
MGM Resorts International, 9.000%, 03/15/20, Callable 03/15/14 @ 104.50(a)	3,975	4,373
MTR Gaming Group, Inc., Ser B, 12.625%, 07/15/14, Callable 07/15/11 @ 106.31	3,070	3,185
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)
Wynn Las Vegas LLC, 7.750%, 08/15/20, Callable 08/15/15 @ 103.88	7,480	8,097
Wynn Las Vegas LLC, 7.875%, 05/01/20, Callable 05/01/15 @ 103.94(h)	4,330	4,633

		30,477

Machinery-Diversified (0.8%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,700	1,751
Manitowoc Co., Inc. (The), 8.500%, 11/01/20, Callable 11/01/15 @ 104.25	4,305	4,574
Terex Corp., 8.000%, 11/15/17, Callable 11/15/12 @ 104	220	222
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	5,705	6,625

		13,172

Media (4.3%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 03/04/11 @ 104.13(a)	3,050	3,073
Cablevision Systems Corp., 7.750%, 04/15/18	1,180	1,236
CCO Holdings LLC, 7.250%, 10/30/17, Callable 10/30/13 @ 105.44	2,925	2,969
CCO Holdings LLC/Cap Corp., 7.875%, 04/30/18, Callable 04/30/13 @ 105.91	5,090	5,268
CCO Holdings LLC/Cap Corp., 8.125%, 04/30/20, Callable 04/30/15 @ 104.06	2,190	2,305
Citadel Broadcasting Corp., 7.750%, 12/15/18, Callable 12/15/14 @ 103.88(a)	2,155	2,230
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	2,870	3,143
Clear Channel Worldwide Holdings, Inc., Series REGS, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94	2,200	2,393
DISH DBS Corp., 7.125%, 02/01/16	3,800	3,924
DISH DBS Corp., 7.750%, 05/31/15	3,430	3,644
DISH DBS Corp., 7.875%, 09/01/19	3,126	3,267
Entravision Communications Corp., 8.750%, 08/01/17, Callable 08/01/13 @ 106.56(a)	2,360	2,490
Insight Communications, Inc., 9.375%, 07/15/18, Callable 07/15/13 @ 107.03(a)	3,850	4,100
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56	5,955	6,074
Nexstar Broadcasting, Inc., 8.875%, 04/15/17, Callable 04/15/14 @ 104.44(a)	1,975	2,098
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	3,095	3,196
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	705	728
Salem Communications Corp., 9.625%, 12/15/16, Callable 12/15/13 @ 104.81	2,907	3,081
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(a)	4,490	4,860
Sirius XM Radio, Inc., 7.625%, 11/01/18, Callable 11/01/14 @ 103.81(a)	2,910	3,005
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(a)	3,130	3,513
Sun Media Corp., 7.625%, 02/15/13, Callable 02/15/11 @ 100	473	474
Univision Communications, Inc., 7.875%, 11/01/20, Callable 11/01/15 @ 103.94(a)	1,650	1,733
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a)	3,600	3,942

		72,746

Metal Fabricate/Hardware (0.1%)
Mueller Water Products, Inc., 8.750%, 09/01/20, Callable 09/01/15 @ 104.38	2,335	2,580

Mining (1.6%)
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104	3,065	3,341
FMG Resources, 7.000%, 11/01/15, Callable 11/01/12 @ 105.25(a)	6,265	6,422
Novelis, Inc., 8.375%, 12/15/17, Callable 12/15/13 @ 106.28(a)	3,785	3,917
Novelis, Inc., 8.750%, 12/15/20, Callable 12/15/15 @ 104.38(a)	11,300	11,724
Teck Cominco Ltd., 6.125%, 10/01/35	920	990

		26,394

Miscellaneous Manufacturer (0.3%)
Amsted Industries, Inc., 8.125%, 03/15/18, Callable 03/15/14 @ 104.06(a)	3,935	4,176
Koppers, Inc., 7.875%, 12/01/19, Callable 12/01/14 @ 103.94	857	919

		5,095

Office Furnishings (0.1%)
Interface, Inc., 7.625%, 12/01/18, Callable 12/01/14 @ 103.81(a)	1,800	1,858

Oil & Gas (6.9%)
Alta Mesa Holdings, 9.625%, 10/15/18, Callable 10/15/14 @ 104.81(a)	965	937
American Petroleum Tankers LLC, 10.250%, 05/01/15, Callable 05/01/12 @ 105.13(a)	3,945	4,083
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69	6,570	6,874
Aquilex Holdings LLC, 11.125%, 12/15/16, Callable 05/01/12 @ 105.56	3,425	3,468
Atlas Energy Operating Co., 10.750%, 02/01/18, Callable 02/01/13 @ 105.68	2,345	2,864
Chesapeake Energy Corp., 6.500%, 08/15/17	1,295	1,301
Chesapeake Energy Corp., 6.875%, 08/15/18	6,375	6,471
Chesapeake Energy Corp., 6.875%, 11/15/20	1,530	1,549
Chesapeake Energy Corp., 7.250%, 12/15/18	8,605	8,906
CITGO Petroleum Corp., 11.500%, 07/01/17, Callable 07/01/14 @ 105.75(a)	2,910	3,259
Coffeyville Resources LLC, 9.000%, 04/01/15, Callable 04/01/12 @ 106.75(a)	4,369	4,675
Coffeyville Resources LLC, 10.875%, 04/01/17, Callable 04/01/13 @ 108.16(a)	3,015	3,241
Concho Resources, Inc., 7.000%, 01/15/21, Callable 01/15/16 @ 103.50	8,955	9,179
Linn Energy LLC/Finance Corp., 7.750%, 02/01/21, Callable 09/15/15 @ 103.88(a)	5,215	5,345
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20, Callable 04/15/15 @ 104.31(a)	1,565	1,686
Niska Gas Storage Partners LLC, 8.875%, 03/15/18, Callable 03/15/14 @ 104.44(a)	9,745	10,427
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(a)	3,460	3,469
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	2,665	2,971
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	2,510	2,642
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	2,095	2,294
Range Resources Corp., 7.250%, 05/01/18, Callable 05/01/13 @ 103.63	2,130	2,247
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	1,390	1,442
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17, Callable 03/15/14 @ 105.94(a)	3,895	4,061
Sabine Pass LNG LP, 7.250%, 11/30/13	1,845	1,794
Sabine Pass LNG LP, 7.500%, 11/30/16	2,785	2,611
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38(h)	8,825	9,068
SandRidge Energy, Inc., PIK, 8.625%, 04/01/15, Callable 04/01/11 @ 104.31	70	72
Thermon Industries, Inc., 9.500%, 05/01/17, Callable 05/01/12 @ 105.13(a)	2,550	2,716
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	7,710	8,327

		117,979

Oil & Gas Services (0.6%)
Exterran Holdings, Inc., 7.250%, 12/01/18, Callable 12/01/13 @ 105.44(a)	955	950
Geokinetics Holdings, Inc., 9.750%, 12/15/14, Callable 12/15/11 @ 104.88	6,145	5,899
Trinidad Drilling Ltd., 7.875%, 01/15/19, Callable 01/15/15 @ 103.94(a)	3,845	3,884

		10,733

Packaging & Containers (0.9%)
Ardagh Packaging Finance PLC, 9.125%, 10/15/20, Callable 10/15/15 @ 104.56(a)	5,550	5,772
Ball Corp., 5.750%, 05/15/21, Callable 11/15/15 @ 102.88	3,285	3,178
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75	2,175	2,373
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(a)	2,010	2,259
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	1,320	1,439

		15,021

Pharmaceuticals (2.5%)
American Renal Holdings, Inc., 8.375%, 05/15/18, Callable 05/15/13 @ 104.19(a)	1,715	1,758
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94	2,760	2,857
ConvaTec Healthcare, 10.500%, 12/15/18, Callable 12/15/14 @ 105.25(a)	6,700	6,792
Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/13, Callable 12/01/10 @ 104.44	1,330	1,350
Elan Financial PLC/Elan Financial Corp., 8.750%, 10/15/16, Callable 10/15/12 @ 108.75	3,700	3,719
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20, Callable 12/15/15 @ 103.50(a)	10,570	10,781
Lantheus Medical Imaging, Inc., 9.750%, 05/15/17, Callable 05/15/14 @ 104.88(a)	3,145	3,287
Omnicare, Inc., 6.125%, 06/01/13, Callable 11/08/10 @ 101.02	855	859
Patheon, Inc., 8.625%, 04/15/17, Callable 04/15/13 @ 106.47(a)	3,005	2,997
PharmaNet Development Group, Inc., 10.875%, 04/15/17, Callable 04/15/14 @ 105.44(a)	3,780	3,931
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.750%, 09/15/18, Callable 09/15/14 @ 103.88(a)	4,520	4,565

		42,896

Pipelines (3.7%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,335	3,485
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Copano Energy LLC, 7.750%, 06/01/18, Callable 06/01/13 @ 103.88	1,450	1,479
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	2,085	2,148
Dynegy Holdings, Inc., 7.500%, 06/01/15(h)	9,630	7,271
Dynegy Holdings, Inc., 7.750%, 06/01/19	5,680	3,791
El Paso Corp., 7.000%, 06/15/17	1,540	1,625
El Paso Corp., 7.250%, 06/01/18	3,125	3,345
El Paso Corp., MTN, 8.250%, 02/15/16	7,215	8,369
El Paso Corp., Ser G, MTN, 7.750%, 01/15/32	8,380	8,336
El Paso Corp., Ser G, MTN, 7.800%, 08/01/31	1,575	1,567
El Paso Corp., Ser G, MTN, 8.050%, 10/15/30	1,215	1,233
Genesis Energy LP, 7.875%, 12/15/18, Callable 12/15/14 @ 103.94(a)	2,325	2,313
Kinder Morgan, Inc., 6.500%, 09/01/12	125	132
MarkWest Energy Partners LP, 6.750%, 11/01/20, Callable 11/01/15 @ 103.38	10,600	10,600
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	2,405	2,603
Targa Resources Partners LP, 8.250%, 07/01/16, Callable 07/01/12 @ 104.13	4,790	5,054

		63,351

Real Estate Investment Trusts (0.9%)
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25	3,080	3,295
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(h)	1,115	1,238
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/10 @ 101.19	653	663
Omega Healthcare Investors, Inc., 6.750%, 10/15/22, Callable 10/15/15 @ 103.38(a)	2,900	2,875
Reckson Operating Partnership LP, 7.750%, 03/15/20	6,005	6,425

		14,496

Retail (2.7%)
Ferrellgas Partners LP, 6.500%, 05/01/21, Callable 05/01/16 @ 103.25(a)	4,950	4,826
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56	2,095	2,304
Limited Brands, Inc., 7.000%, 05/01/20	2,520	2,659
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	5,580	5,957
Macy’s Retail Holdings, Inc., 7.875%, 07/15/15	7,000	8,190
Phillips-Van Heusen Corp., 7.375%, 05/15/20, Callable 05/15/15 @ 103.69	2,005	2,130
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(a)	1,600	1,684
Rite Aid Corp., 7.500%, 03/01/17, Callable 03/01/12 @ 103.75	3,615	3,475
Roadhouse Financing, Inc., 10.750%, 10/15/17, Callable 10/15/13 @ 108.06(a)	2,735	2,954
Sears Holdings Corp., 6.625%, 10/15/18(a)	4,315	4,024
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38	6,540	7,455

		45,658

Semiconductors (0.6%)
Advanced Micro Devices, Inc., 7.750%, 08/01/20, Callable 12/15/13 @ 104.06(a)	4,115	4,269
Freescale Semiconductor, Inc., 9.250%, 04/15/18, Callable 04/15/14 @ 104.63(a) (h)	5,035	5,539

		9,808

Telecommunication Services (12.0%)
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17, Callable 11/15/12 @ 106.47(a)	3,400	3,553
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	2,570	2,544
Cincinnati Bell, Inc., 8.375%, 10/15/20, Callable 10/15/15 @ 104.19	3,045	2,923
Clearwire Communications LLC, 12.000%, 12/01/15, Callable 12/01/12 @ 106(a)	4,770	5,140
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	1,535	1,593
Cricket Communications, Inc., 7.750%, 10/15/20, Callable 10/15/15 @ 103.88(a) (h)	2,370	2,257
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25	3,590	4,097
Frontier Communications Corp., 8.250%, 05/01/14	900	997
Frontier Communications Corp., 8.250%, 04/15/17	5,115	5,614
Frontier Communications Corp., 8.500%, 04/15/20	6,590	7,200
GeoEye, Inc., 8.625%, 10/01/16, Callable 10/01/13 @ 104.31	2,055	2,147
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 03/07/11 @ 103.58	4,772	4,939
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106	7,535	8,496
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/11 @ 102.38	2,875	2,965
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Inmarsat Finance PLC, 7.375%, 12/01/17, Callable 12/01/13 @ 103.69(a)	1,780	1,869
Integra Telecom, Inc., 10.750%, 04/15/16, Callable 04/15/13 @ 105.38(a)	3,400	3,519
Intelsat Jackson Holdings SA, 8.500%, 11/01/19, Callable 11/01/14 @ 104.25(a)	6,280	6,829
Intelsat Subsidiary Holding Co. Ltd, 8.500%, 01/15/13, Callable 01/15/11 @ 100	2,855	2,859
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	6,720	6,670
Level 3 Financing, Inc., 10.000%, 02/01/18, Callable 02/01/14 @ 105(i)	9,210	8,842
MetroPCS Wireless, Inc., 6.625%, 11/15/20, Callable 11/15/15 @ 103.31	6,105	5,815
MetroPCS Wireless, Inc., 7.875%, 09/01/18, Callable 09/01/14 @ 103.94	6,495	6,739
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 10/19/10 @ 100.92	3,395	3,399
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/10 @ 100.86(i)	11,855	11,885
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44	3,825	4,121
PAETEC Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	5,010	5,348
Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,339	1,352
Qwest Corp., 7.250%, 10/15/35, Callable 10/15/15 @ 101.94	4,315	4,229
Sable International Finance Ltd., 7.750%, 02/15/17, Callable 02/15/14 @ 103.88(a)	2,975	3,146
Sprint Capital Corp., 6.875%, 11/15/28	11,095	9,708
Sprint Capital Corp., 8.750%, 03/15/32	8,280	8,363
Sprint Nextel Corp., 8.375%, 08/15/17	3,500	3,754
ViaSat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66	11,415	12,157
Virgin Media Finance PLC, 9.125%, 08/15/16, Callable 08/15/11 @ 104.56	500	532
West Corp., 8.625%, 10/01/18, Callable 10/01/14 @ 104.31(a)	2,690	2,851
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a) (h)	8,102	9,398
Wind Acquisition Finance SA, 7.250%, 02/15/18, Callable 11/15/13 @ 105.44(a)	8,620	8,771
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)	7,610	8,580
Windstream Corp., 7.750%, 10/15/20, Callable 10/15/15 @ 103.88	2,505	2,580
Windstream Corp., 8.125%, 09/01/18, Callable 09/01/14 @ 104.06	5,250	5,512

		203,293

Textiles (0.2%)
Mohawk Industries, Inc., 6.125%, 01/15/16	3,605	3,866

Transportation (2.6%)
Aircastle Ltd., 9.750%, 08/01/18, Callable 08/01/14 @ 104.88	3,200	3,496
AMGH Merger Sub, Inc., 9.250%, 11/01/18, Callable 11/01/14 @ 104.63(a)	1,970	2,069
CHC Helicopter SA, 9.250%, 10/15/20, Callable 04/15/15 @ 104.63(a)	22,025	22,796
General Maritime Corp., 12.000%, 11/15/17, Callable 11/15/13 @ 106	4,345	4,193
Martin Midstream Partners LP, 8.875%, 04/01/18, Callable 04/01/14 @ 104.44	4,380	4,511
RailAmerica, Inc., 9.250%, 07/01/17, Callable 07/01/13 @ 104.63	4,382	4,815
Teekay Corp., 8.500%, 01/15/20	2,570	2,798

		44,678

Total Corporate Bonds (Cost $1,441,143)		1,538,283

Convertible Corporate Bond (0.3%)
Diversified Financial Services (0.3%)
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	4,500	4,719

Total Convertible Corporate Bond (Cost $4,500)		4,719

Preferred Stocks (0.7%)
Diversified Financial Services (0.7%)
Citigroup Capital XII, 8.500%, 03/30/40, Callable 03/30/15 @ 25(b)	163	4,315
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(b)	7,480	7,779

		12,094

Total Preferred Stocks (Cost $8,665)		12,094

Units (0.1%)
Commercial Services (0.0%)
Alion Science Technology Corp.(l)	1,395	—

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Computers (0.1%)
Stratus Technologies, Inc., 12.000%, 03/29/15(e) (m)	2,505	2,104

Total Units (Cost $2,519)		2,104

Short-Term Investment (3.8%)
RidgeWorth Funds Securities Lending Joint Account(n) (o)	64,969,960	64,970

Total Short-Term Investment (Cost $64,970)		64,970

Money Market Fund (5.3%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.01%(b)	89,270,333	89,270

Total Money Market Fund (Cost $89,270)		89,270

Total Investments (Cost $1,623,305)(p) — 101.4%		1,723,291
Liabilities in excess of other assets — (1.4)%		(24,557)

Net Assets — 100.0%		$1,698,734

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 36.8% of net assets as of December 31, 2010.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(c)	Security in default.

(d)	Issuer has filed for bankruptcy.

(e)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2010 are identified below (in thousands):

Issue	Acquisition				Percentage of
Description	Date	Cost($)	Principal($)	Value($)	Net Assets(%)
East Valley Tourist
Development Authority	08/06/07	6,190	6,219	5,193	0.31
Stratus Technologies, Inc.	03/31/10	2,421	2,505	2,104	0.12

(f)	The security has not settled as of December 31, 2010 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(g)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(h)	The security or a partial position of the security was on loan as of December 31, 2010. The total value of securities on loan as of December 31, 2010, in thousands, was $63,355.

(i)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(j)	Perpetual maturity.

(k)	Step bond. The rate shown is the rate in effect as of December 31, 2010.

(l)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(m)	Each unit consists of $480 principal amount of 12.000% senior secured notes of Stratus Technologies Bermuda, Ltd. due on March 29, 2015, $520 principal amount of 12.000% senior secured notes of Stratus Technologies, Inc. due on March 29, 2015, 20.61 common stock and 4.69 shares of preferred stock.

(n)	Affiliated investment.

(o)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2010 (See Notes to Schedules of Portfolio Investments).

(p)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	– Medium Term Note

PIK	– Payment in-kind
Amounts designated as “—” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (7.7%)
Automobiles (2.9%)
BMW Vehicle Lease Trust, Ser 2009-1, Cl A3, 2.910%, 03/15/12	2,247	2,267
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	1,395	1,411
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A2, 0.800%, 03/15/12	2,141	2,142
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3, 2.310%, 05/15/13	3,150	3,185
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3, 1.340%, 03/18/14	2,170	2,186
Nissan Auto Lease Trust, Ser 2009-B, Cl A3, 2.070%, 01/15/15	2,540	2,557

		13,748

Credit Card (4.8%)
American Express Credit Account Master Trust, Ser 2007-7, Cl A, 0.300%, 02/17/15(a)	3,480	3,471
Bank of America Credit Card Trust, Ser 2007-A2, Cl A2, 0.280%, 06/17/13(a)	3,439	3,439
Chase Issuance Trust, Ser 2005-A2, Cl A2, 0.330%, 12/15/14(a)	5,825	5,811
Discover Card Master Trust, Ser 2008-A3, Cl A3, 5.100%, 10/15/13	4,050	4,103
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A, 2.540%, 09/15/14	6,230	6,305

		23,129

Total Asset-Backed Securities (Cost $36,724)		36,877

Collateralized Mortgage Obligations (16.7%)
Banc of America Commercial Mortgage, Inc., Ser 2004-1, Cl A4, 4.760%, 11/10/39	1,495	1,569
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A4, 4.502%, 07/10/42	1,052	1,062
Banc of America Commercial Mortgage, Inc., Ser 2005-2, Cl AM, 4.913%, 07/10/43(a)	2,105	2,170
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	1,375	1,382
Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(a)	3,568	3,708
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4, 6.975%, 01/17/32(a)	4,625	4,990
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2, 6.096%, 07/16/34(b)	4,491	4,523
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	2,881	2,915
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.302%, 07/15/36	432	431
CS First Boston Mortgage Securities Corp., Ser 2004-C5, Cl A3, 4.499%, 11/15/37	3,100	3,146
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl AM, 5.100%, 08/15/38(a)	2,095	2,139
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(b)	2,759	2,786
Federal Home Loan Bank, Ser 5G-2012, Cl 1, 4.970%, 02/24/12	1,914	1,985
Federal Home Loan Mortgage Corporation, Ser 2882, Cl UJ, 4.500%, 08/15/19	40	42
Federal Home Loan Mortgage Corporation, Ser K001, Cl A4, 5.591%, 01/25/12(a)	489	501
Federal National Mortgage Association, Ser 2006-81, Cl NB, 6.000%, 12/25/30	1,754	1,786
Federal National Mortgage Association, Ser 2009-37, Cl HA, 4.000%, 04/25/19	3,057	3,219
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 2.914%, 08/25/34(a)	1,519	1,354
GE Capital Commercial Mortgage Corp., Ser 2004-C2, Cl A3, 4.641%, 03/10/40	1,674	1,725
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Cl A2, 5.471%, 05/10/40(a)	5,555	5,980
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C3, Cl A4, 4.547%, 12/10/41	3,830	3,883
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	2,721	2,748
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	2,002	2,031
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Cl D, 6.980%, 02/18/30	1,386	1,389
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A4, 5.258%, 06/15/29(a)	4,575	4,902
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A2, 4.201%, 12/15/29	1,498	1,505
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	777	779
MASTR Alternative Loans Trust, Ser 2004-5, Cl 4A1, 5.500%, 07/25/19	2,743	2,761
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A3, 4.467%, 10/12/41(a)	2,550	2,597
NCUA Guaranteed Notes, Ser 2010-C1, Cl A1, 1.600%, 10/29/20	1,304	1,277
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 2.777%, 04/25/34(a)	897	874
Residential Funding Mortgage Securities I, Ser 2004-S3, Cl A1, 4.750%, 03/25/19	1,530	1,563
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	3,942	3,981
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S12, Cl 2A, 4.750%, 11/25/18	1,229	1,259
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	439	438

Total Collateralized Mortgage Obligations (Cost $79,265)		79,400

Corporate Bonds (44.4%)
Auto Parts & Equipment (0.4%)
Hyundai Motor Manufacturing Czech sro, 4.500%, 04/15/15(b)	885	908
Johnson Controls, Inc., 5.250%, 01/15/11	1,100	1,101

		2,009

Banks (16.7%)
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN	3,620	3,749
Bank of Montreal, 2.125%, 06/28/13	2,710	2,758
Bank of New York Mellon Corp. (The), 4.300%, 05/15/14	4,540	4,844
Bank of Nova Scotia, 2.250%, 01/22/13	2,410	2,454
Bank of Nova Scotia, 2.375%, 12/17/13	1,815	1,870
Barclays Bank PLC, 2.500%, 01/23/13	4,580	4,654
Barclays Bank PLC, 5.200%, 07/10/14	855	924
BB&T Corp., 5.700%, 04/30/14, MTN	2,250	2,476
Capital One Financial Corp., 5.700%, 09/15/11, MTN	2,290	2,364
Citibank NA, 1.375%, 08/10/11	5,985	6,021
Commonwealth Bank of Australia, 3.500%, 03/19/15(b)	1,035	1,064
European Investment Bank, 1.875%, 06/17/13	2,400	2,443
Goldman Sachs Group, Inc. (The), 1.625%, 07/15/11	3,250	3,273
Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	1,735	1,768
KfW, 1.250%, 06/15/12	4,705	4,745
Morgan Stanley, 3.250%, 12/01/11	6,000	6,156
National City Bank, 6.200%, 12/15/11	5,347	5,605
PNC Funding Corp., 1.875%, 06/22/11	2,750	2,771
PNC Funding Corp., 5.400%, 06/10/14	990	1,085
Santander US Debt SA Unipersonal, 2.485%, 01/18/13(b)	2,915	2,821
Societe Generale, 2.200%, 09/14/13(b)	4,080	4,064
Wells Fargo & Co., 3.000%, 12/09/11	4,600	4,711
Westpac Banking Corp., 2.250%, 11/19/12	1,455	1,489
Westpac Banking Corp., 4.200%, 02/27/15	5,355	5,620

		79,729

Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15(b)	2,090	2,157
Dr Pepper Snapple Group, Inc., 2.350%, 12/21/12	1,455	1,489

		3,646

Chemicals (0.6%)
Dow Chemical Co. (The), 4.850%, 08/15/12	1,720	1,813
Mosaic Co. (The), 7.375%, 12/01/14, Callable 12/01/11 @ 101.84(b)	1,135	1,175

		2,988

Diversified Financial Services (11.9%)
American Express Credit Corp., Ser C, 5.875%, 05/02/13, MTN	2,235	2,431
American Honda Finance Corp., 4.625%, 04/02/13, MTN(b)	2,000	2,130
BlackRock, Inc., 2.250%, 12/10/12	2,280	2,332
Caterpillar Financial Services Corp., 5.750%, 02/15/12, MTN	3,130	3,303
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Caterpillar Financial Services Corp., 6.125%, 02/17/14, MTN	2,600	2,923
Citigroup, Inc., 5.500%, 04/11/13	1,695	1,805
CME Group, Inc., 5.750%, 02/15/14	4,130	4,573
Credit Suisse (USA), Inc., 5.125%, 01/15/14	3,250	3,537
General Electric Capital Corp., 4.800%, 05/01/13	5,700	6,094
General Electric Capital Corp., Ser A, 5.450%, 01/15/13, MTN	3,100	3,334
Goldman Sachs Group, Inc. (The), 5.150%, 01/15/14	1,730	1,863
JPMorgan Chase & Co., 2.200%, 06/15/12	4,900	5,013
JPMorgan Chase & Co., 5.750%, 01/02/13	6,375	6,908
Morgan Stanley, 5.300%, 03/01/13	1,830	1,950
NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	810	824
Province of Ontario Canada, 1.875%, 11/19/12	4,675	4,765
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	1,115	1,153
Woodside Finance Ltd., 4.500%, 11/10/14(b)	1,800	1,892

		56,830

Electric (0.8%)
Alabama Power Co., 5.800%, 11/15/13	2,000	2,240
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	1,550	1,666

		3,906

Food (0.8%)
Kellogg Co., Ser B, 6.600%, 04/01/11	2,650	2,690
Kraft Foods, Inc., 5.625%, 11/01/11	146	151
Sara Lee Corp., 2.750%, 09/15/15	835	827

		3,668

Insurance (1.8%)
MetLife Global Funding I, 2.500%, 09/29/15(b)	3,060	3,016
MetLife, Inc., 2.375%, 02/06/14	1,535	1,542
New York Life Global Funding, 4.650%, 05/09/13(b)	1,710	1,839
Prudential Financial, Inc., 5.150%, 01/15/13, MTN	2,000	2,133

		8,530

Media (2.0%)
Comcast Corp., 5.300%, 01/15/14	2,140	2,331
DIRECTV Holdings LLC, 7.625%, 05/15/16, Callable 05/15/12 @ 103.81	1,940	2,151
News America Holdings, Inc., 9.250%, 02/01/13	1,770	2,040
Time Warner Cable, Inc., 5.400%, 07/02/12	2,090	2,219
Time Warner, Inc., 3.150%, 07/15/15	685	696

		9,437

Mining (0.5%)
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	1,965	2,379

Miscellaneous Manufacturer (1.0%)
Dover Corp., 6.500%, 02/15/11	3,385	3,408
Ingersoll-Rand Global Holding Co. Ltd., 6.000%, 08/15/13	1,100	1,216

		4,624

Oil & Gas (1.0%)
Devon Financing Corp., ULC, 6.875%, 09/30/11	195	204
Occidental Petroleum Corp., 1.450%, 12/13/13	1,675	1,682
Total Capital SA, 3.000%, 06/24/15	2,705	2,762

		4,648

Pharmaceuticals (1.2%)
Express Scripts, Inc., 6.250%, 06/15/14	1,884	2,106
Merck & Co., Inc., 2.250%, 01/15/16	2,795	2,760
Novartis Capital Corp., 1.900%, 04/24/13	1,025	1,042

		5,908

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Pipelines (1.8%)
Energy Transfer Partners LP, 5.650%, 08/01/12	1,565	1,658
Enterprise Products Operating LLC, Ser G, 5.600%, 10/15/14	795	878
Enterprise Products Operating LLC, Ser M, 5.650%, 04/01/13	1,250	1,346
Kinder Morgan Energy Partners LP, 7.125%, 03/15/12	1,640	1,750
Plains All American Pipeline LP, 4.250%, 09/01/12	2,175	2,268
Williams Partners LP, 3.800%, 02/15/15	550	568

		8,468

Retail (1.0%)
Wal-Mart Stores, Inc., 1.500%, 10/25/15	2,570	2,462
Yum! Brands, Inc., 8.875%, 04/15/11	2,175	2,223

		4,685

Telecommunication Services (1.7%)
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	4,185	4,572
Telefonica Emisiones S.A.U., 2.582%, 04/26/13	1,355	1,356
Telefonica Emisiones S.A.U., 5.855%, 02/04/13	2,105	2,247

		8,175

Toys/Games/Hobbies (0.4%)
Mattel, Inc., 5.625%, 03/15/13	1,735	1,865

Total Corporate Bonds (Cost $207,251)		211,495

Municipal Bond (1.0%)
New Jersey (1.0%)
New Jersey Economic Development Authority, RB, 1.302%, 06/15/13(a)	4,930	4,925

Total Municipal Bond (Cost $4,930)		4,925

U.S. Government Agencies (4.2%)
Federal Home Loan Mortgage Corp. (1.8%)
2.875%, 02/09/15	8,085	8,417

Federal National Mortgage Association (2.4%)
3.375%, 05/19/11	3,460	3,502
0.291%, 12/20/12 (a)	5,675	5,673
3.000%, 09/29/14, Callable 09/29/11 @ 100	2,250	2,294

		11,469

Total U.S. Government Agencies (Cost $19,963)		19,886

U.S. Government Agency Mortgages (10.6%)
Federal Home Loan Mortgage Corporation (1.1%)
2.744%, 04/01/34 (a)	630	659
6.101%, 09/01/36 (a)	1,250	1,319
5.488%, 04/01/37 (a)	3,245	3,449

		5,427

Federal National Mortgage Association (9.5%)
5.620%, 02/01/12	3,995	4,103
4.826%, 01/01/13	1,218	1,283
4.927%, 02/01/13	2,536	2,661
5.100%, 02/01/13	7,115	7,595
4.491%, 08/01/13	2,483	2,603
4.919%, 10/01/13	2,565	2,732
4.710%, 03/01/14	5,363	5,775
5.388%, 09/01/14	3,905	4,234
2.040%, 11/01/15	3,605	3,660
2.180%, 11/01/15	1,600	1,567
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

5.970%, 08/01/16	4,838	5,401
2.495%, 10/01/33 (a)	401	418
2.798%, 05/01/35 (a)	2,734	2,850

		44,882

Total U.S. Government Agency Mortgages (Cost $49,078)		50,309

U.S. Treasury Obligations (6.5%)
U.S. Treasury Notes (6.5%)
0.375%, 09/30/12	2,960	2,953
0.500%, 10/15/13	14,745	14,580
1.250%, 09/30/15	2,900	2,814

1.750%, 11/15/11	10,455	10,585

Total U.S. Treasury Obligations (Cost $31,095)		30,932

Money Market Fund (4.8%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.18%(a)	22,788,678	22,789

Total Money Market Fund (Cost $22,789)		22,789

Commercial Paper (3.6%)
BNP Paribas, 0.254%, 01/20/11	1,170	1,170
Credit Agricole SA, 0.300%, 01/11/11	3,400	3,400
European Investment Bank, 0.223%, 01/24/11	3,999	3,999
Export Development Corp., 0.170%, 01/04/11	1,150	1,150
Province of Ontario, 0.190%, 01/14/11	1,500	1,500
Rabobank USA Financial Co., 0.200%, 01/06/11	6,000	6,000

Total Commercial Paper (Cost $17,219)		17,219

Total Investments (Cost $468,314)(c) — 99.5%		473,832
Other assets in excess of liabilities — 0.5%		2,193

Net Assets — 100.0%		$476,025

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.0% of net assets as of December 31, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	– Medium Term Note

RB	– Revenue Bond

ULC	– Unlimited Liability Company
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount($)	Value($)

U.S. Treasury Obligations (99.3%)
U.S. Treasury Bill (5.1%)
0.081%, 02/03/11 (a)	1,900	1,900

U.S. Treasury Notes (94.2%)
0.875%, 04/30/11	2,700	2,706
1.750%, 11/15/11	5,450	5,518
4.625%, 02/29/12	4,500	4,720
1.000%, 04/30/12	1,975	1,991
1.750%, 08/15/12	3,000	3,062
4.125%, 08/31/12	2,000	2,120
1.375%, 01/15/13	3,450	3,502
3.125%, 04/30/13	3,000	3,169
1.125%, 06/15/13	625	630
2.000%, 11/30/13	2,425	2,496
1.875%, 04/30/14	1,275	1,304
2.375%, 02/28/15	1,000	1,031
2.500%, 04/30/15	1,500	1,551
1.750%, 07/31/15	1,430	1,425

		35,225

Total U.S. Treasury Obligations (Cost $36,564)		37,125

Money Market Fund (0.1%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.01%(a)	42,782	43

Total Money Market Fund (Cost $43)		43

Total Investments (Cost $36,607)(b) — 99.4%		37,168
Other assets in excess of liabilities — 0.6%		217

Net Assets — 100.0%		$37,385

(a)	Rate represents the effective yield of purchase.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (1.3%)
Home Equity (0.8%)
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	525	522
HSBC Home Equity Loan Trust, Ser 2005-1, Cl M, 0.791%, 01/20/34(a)	1,559	1,420
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1, 0.411%, 03/20/36(a)	4,269	3,997

		5,939

Manufactured Housing (0.5%)
Newcastle Investment Trust, Ser 2010-MH1, Cl M1, 6.000%, 07/10/35(b)	4,160	3,994

Total Asset-Backed Securities (Cost $10,029)		9,933

Collateralized Mortgage Obligations (12.8%)
Americold LLC Trust, Ser 2010-ARTA, Cl B, 6.031%, 01/14/29(b)	2,260	2,256
Asset Securitization Corp., Ser 1997-D5, Cl A4, 6.917%, 02/14/43(a)	4,532	4,875
Banc of America Commercial Mortgage, Inc., Ser 2005-3, Cl A3B, 5.090%, 07/10/43(a)	3,902	4,053
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl A4, 5.196%, 09/10/47(a)	1,720	1,847
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl AM, 5.196%, 09/10/47(a)	3,204	3,293
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A, 4.871%, 09/11/42(c)	3,865	4,072
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38(a)	4,070	4,225
Federal Home Loan Mortgage Corporation, Ser 2708, Cl ZD, 5.500%, 11/15/33	797	856
Federal Home Loan Mortgage Corporation, Ser 2825, Cl PZ, 5.500%, 07/15/34	2,035	2,127
Federal Home Loan Mortgage Corporation, Ser 3347, Cl AK, 5.000%, 07/15/37	3,734	3,945
Federal National Mortgage Association, Ser 2002-69, Cl Z, 5.500%, 10/25/32	2,811	3,032
Federal National Mortgage Association, Ser 2010-M7, Cl A2, 3.655%, 11/25/20	5,105	4,971
Government National Mortgage Association, Ser 2003-85, Cl ZK, 5.500%, 10/20/33	2,198	2,391
Government National Mortgage Association, Ser 2003-9, Cl Z, 5.500%, 01/20/33	5,982	6,554
Government National Mortgage Association, Ser 2008-20, Cl PZ, 6.000%, 03/20/38	1,686	1,783
GS Mortgage Securities Corp. II, Ser 2010-C1, Cl A1, 3.679%, 08/10/43(b)	4,520	4,612
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-CB11, Cl A3, 5.197%, 08/12/37	1,603	1,643
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP9, Cl A3, 5.336%, 05/15/47	5,146	5,341
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.442%, 11/15/30(a)	2,664	2,797
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl AM, 5.263%, 11/15/40(a)	2,563	2,630
Morgan Stanley Reremic Trust, Ser 2009-GG10, Cl A4A, 5.807%, 08/12/45(a) (b) (c)	5,859	6,265
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT, 2.650%, 10/29/20	5,752	5,600
OBP Depositor LLC Trust, Ser 2010-OBP, Cl A, 4.646%, 07/15/45(b)	6,327	6,456
RBSCF Trust, Ser 2010-RR3, Cl MS4A, 4.970%, 04/16/40(a) (b)	4,105	4,349
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl AMFX, 5.179%, 07/15/42(a)	4,590	4,684
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl AM, 5.204%, 10/15/44(a)	3,142	3,251

Total Collateralized Mortgage Obligations (Cost $96,123)		97,908

Bank Loans (5.5%)
Aerospace/Defense (0.1%)
AM General LLC, 3.260%, 09/28/12(a)	10	9
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

AM General LLC, 3.260%, 09/30/13(a) (b)	194	173
DAE Aviation Holdings, Inc., 4.040%, 07/31/14(a) (b)	117	115
DAE Aviation Holdings, Inc., Tranche B2, 4.040%, 07/31/14(a) (b)	113	111
Delos Aircraft, Inc., 7.000%, 03/17/16(a) (b)	315	320
Sequa Corp., 3.540%, 12/03/14(a) (b)	215	207

		935

Auto Manufacturers (0.1%)
Ford Motor Co., 3.030%, 12/16/13(a)	643	642
HHI Group Holdings LLC, 10.500%, 03/30/15(a) (b)	95	96
Tenneco, Inc., 5.050%, 06/03/16(a) (b)	124	125

		863

Auto Parts & Equipment (0.1%)
Allison Transmission, Inc., 3.030%, 08/07/14(a)	158	154
Pinafore LLC, 6.250%, 09/29/16(a)	464	470

		624

Building Materials (0.1%)
Armstrong World Industries, Inc., 5.000%, 05/23/17(a)	250	252
Building Materials Corporate of America, 3.060%, 02/24/14(a) (b)	105	105
Goodman Global Holdings, Inc., 5.750%, 10/28/16(a)	145	145

		502

Chemicals (0.2%)
Arizona Chemical, Inc., 6.750%, 11/21/16(a)	163	165
Chemtura Corp., 5.500%, 08/27/16(a)	105	106
Huntsman International LLC, 1.780%, 04/21/14(a) (b)	425	417
INEOS Group Holdings PLC, 8.000%, 12/16/14(a) (b)	108	112
INEOS U.S. Finance LLC, 7.500%, 12/16/13(a)	102	105
MacDermid, Inc., 2.260%, 04/12/14(a) (b)	223	212
Nalco Co., 4.500%, 10/05/17(a)	140	141
Univar, Inc., 6.250%, 05/30/17(a)	209	209

		1,467

Commercial Services (0.2%)
BNY ConvergEx Group LLC, 12/19/16(a) (c)	190	191
Booz Allen Hamilton, Inc., 6.000%, 07/31/15(a) (b)	139	140
Catalina Marketing Corp., 3.010%, 10/01/14(a) (b)	139	138
Cengage Learning Acquisitions, Inc., 2.550%, 07/03/14(a)	468	441
Cenveo Corp., 6.500%, 12/14/16(a)	200	201
CoreLogic, Inc., 4.750%, 04/12/16(a)	209	210
Hertz Corp., 2.020%, 12/21/12(a) (b)	92	92
Hertz Corp., 2.030%, 12/21/12(a) (b)	17	17
Sedgwick CMS Holdings, Inc., 5.500%, 05/27/16(a)	209	210

		1,640

Computers (0.0%)
Network Solutions LLC, 2.520%, 03/07/14(a) (b)	66	62

Consumer Discretionary (0.0%)
Collective Brands Finance, Inc., 3.020%, 08/18/14(a) (b)	94	94

Consumer Staples (0.1%)
Pierre Foods, Inc., 7.000%, 09/30/16(a)	165	165
Revlon Consumer Products Corp., 6.000%, 03/11/15(a)	209	210

		375

Diversified Financial Services (0.5%)
Affinion Group, Inc., 5.000%, 10/10/16(a)	219	218
AGFS Funding Co., 7.250%, 04/21/15(a)	815	827
American Capital Holdings, Inc., 12/31/13(a) (b)	338	339
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

CIT Group, Inc., 6.250%, 08/11/15(a)	315	321
CNO Financial Group, Inc., 7.500%, 09/30/16(a)	200	201
Fifth Third Processing Solutions LLC, 5.500%, 11/03/16(a)	210	212
First Data Corp., 3.010%, 09/24/14(a) (b) (c)	344	318
Interactive Data Corp., 6.750%, 01/27/17(a) (b)	149	151
International Lease Finance Corp., 6.750%, 03/17/15(a)	200	203
Microsemi Corp., 5.000%, 11/02/17(a)	210	211
Nielsen Finance LLC, 05/02/16(a) (b) (c)	413	412
Nuveen Investments, Inc., 3.300%, 11/13/14(a) (b)	235	224
SunGard Data Systems, Inc., 3.910%, 02/26/16(a) (b)	400	397

		4,034

Electric (0.2%)
Calpine Corp., 3.145%, 03/29/14(a) (b)	83	82
GenOn Energy, Inc., 6.000%, 09/08/17(a)	234	236
NRG Energy, Inc., 2.040%, 02/01/13(a) (b)	412	408
NRG Energy, Inc., 2.050%, 02/01/13(a) (b)	306	303
Texas Competitive Electric Holdings Co. LLC, 3.760%, 10/10/14(a)	327	253

		1,282

Energy (0.1%)
Aquilex Holdings LLC, 5.500%, 04/01/16(a)	186	185
KGen LLC, 0.150%, 02/08/14(a)	104	99
KGen LLC, 2.060%, 02/10/14(a)	116	110
New Development Holdings, Inc., 7.000%, 07/03/17(a)	262	266

		660

Entertainment (0.2%)
Carmike Cinemas, Inc., 5.500%, 01/27/16(a) (b)	56	56
Cinedigm Digital Funding I LLC, 5.250%, 04/29/16(a)	262	259
IMG Worldwide, Inc., 7.250%, 06/15/15(a) (d)	289	285
Live Nation Entertainment, Inc., 4.500%, 11/07/16(a)	104	104
Regal Cinemas Corp., 3.800%, 11/21/16(a)	204	205
Universal City Development Partners Ltd., 5.500%, 11/06/14(a)	398	402

		1,311

Food (0.2%)
Dean Foods Co., 3.540%, 04/02/17(a) (b)	359	350
DineEquity, Inc., 6.000%, 10/19/17(a)	155	157
Dole Food Co., Inc., 5.040%, 03/02/17(a)	74	75
Dole Food Co., Inc., 5.060%, 03/02/17(a)	30	30
Dunkin’ Brands, Inc., 5.750%, 11/23/17(a)	355	359
Green Mountain Coffee Roasters, Inc., 5.500%, 12/16/16(a)	260	260
Pinnacle Foods Holdings Corp., 2.760%, 04/02/14(a)	220	215

		1,446

Forest Products & Paper (0.0%)
Georgia-Pacific Corp., 2.300%, 12/21/12(a)	301	301

Health Care (0.7%)
Ardent Medical Services, Inc., 6.500%, 09/15/15(a)	303	303
Bausch & Lomb, Inc., 3.510%, 04/24/15(a) (b)	41	41
Bausch & Lomb, Inc., 3.540%, 04/24/15(a) (b)	168	167
Biomet, Inc., 3.290%, 03/25/15(a) (b)	203	203
Carestream Health, Inc., 2.260%, 04/30/13(a) (b)	210	206
Community Health Systems, Inc., 2.540%, 07/25/14(a) (b)	275	268
Community Health Systems, Inc., 2.540%, 07/25/14(a) (b)	14	14
Community Health Systems, Inc., 3.790%, 01/25/17(a) (b)	138	138
CRC Health Corp., 2.550%, 02/06/13(a) (b)	230	223
DaVita, Inc., 4.500%, 10/20/16(a)	185	186
Gentiva Health Services, Inc., 6.750%, 08/15/16(a)	139	140
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Grifols, Inc., 11/23/16(a)	235	237
Gymboree Corp., 5.500%, 11/23/17(a)	210	211
Hanger Orthopedic Group, Inc., 5.250%, 11/17/16(a)	210	211
HCA, Inc., 1.550%, 11/19/12(a)	830	819
Health Management Associates, 2.050%, 02/28/14(a) (b)	209	205
IASIS Healthcare LLC, 2.260%, 03/14/14(a) (b)	50	49
IASIS Healthcare LLC, 2.260%, 03/14/14(a) (b)	14	13
IASIS Healthcare LLC, Term Loan B, 2.260%, 03/14/14(a) (b)	145	142
MedAssets, Inc., 5.250%, 11/16/16(a)	130	130
Multiplan, Inc., 6.500%, 08/26/17(a)	213	215
Mylan Laboratories, Inc., 3.560%, 10/02/14(a) (b)	36	36
NBTY, Inc., 6.250%, 10/02/17(a)	355	360
Universal Health Services, Inc., 5.500%, 11/15/16(a)	210	213
Vanguard Health Holding Co. II LLC, 5.000%, 01/29/16(a)	214	215
Warner Chilcott Company LLC, 6.000%, 10/30/14(a)	164	164
Warner Chilcott Company LLC, 6.250%, 04/30/15(a)	135	136
Warner Chilcott Corp., 6.250%, 04/30/15(a)	81	82
WC LUXCO S.A.R.L., 6.500%, 02/22/16(a)	81	82

		5,409

Industrials (0.0%)
Bucyrus International, Inc., 4.250%, 02/19/16(a)	274	275

Information Technology (0.3%)
Aspect Software, Inc., 6.250%, 04/19/16(a)	139	140
Ceridian Corp., 3.270%, 11/10/14(a)	120	114
Fidelity National Information Services, Inc., 5.250%, 07/18/16(a) (b)	155	156
Flextronics International Ltd., 2.510%, 10/01/12(a) (b)	413	409
NDS Finance Ltd., 4.510%, 02/03/17(a) (b)	821	810
Savvis Communications Corp., 6.750%, 08/04/16(a)	429	435

		2,064

Leisure Time (0.1%)
Clubcorp Operations, Inc., 6.000%, 11/09/16(a)	315	317
Sabre Holdings Corp., 2.270%, 09/30/14(a) (b)	140	128

		445

Lodging (0.0%)
VML U.S. Finance LLC, 4.800%, 05/25/12(a)	78	78
VML U.S. Finance LLC, 4.800%, 05/27/13(a)	135	135

		213

Machinery Diversified (0.0%)
Manitowoc Co., Inc. (The), 5.310%, 11/06/13(a) (b)	131	131
Veyance Technologies, Inc., 2.770%, 07/31/14(a)	15	13
Veyance Technologies, Inc., 2.770%, 07/31/14(a)	104	93

		237

Media (0.6%)
Charter Communications Operating LLC, 2.270%, 03/06/14(a) (b) (c)	1,067	1,052
Citadel Broadcasting Corp., 4.250%, 12/30/16(a)	80	80
Getty Images, Inc., 5.250%, 11/07/16(a)	110	111
Gray Television, Inc., 3.790%, 12/31/14(a) (b)	205	200
Insight Midwest LP, 2.020%, 04/07/14(a) (b)	415	404
Mediacom Broadband LLC, 4.500%, 10/23/17(a)	438	434
Springboard Finance LLC, 7.000%, 02/23/15(a)	351	351
Syniverse Technologies, Inc., 12/21/17(a)	225	227
Telesat Canada, 3.270%, 10/31/14(a) (b)	399	397
Telesat Canada, 3.270%, 10/31/14(a) (b)	34	34
Univision Communications, Inc., 4.510%, 03/31/17(a)	420	399
Village Roadshow Ltd., 5.500%, 05/27/15(a) (d)	620	614
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Weather Channel Interactive, Inc. (The), 5.000%, 09/14/15(a) (b)	104	104

		4,407

Metals (0.1%)
Novelis, Inc., 5.250%, 12/19/16(a)	550	557

Miscellaneous Manufacturer (0.0%)
Clarke American Corp., 2.790%, 06/30/14(a)	228	206
John Maneely Co., 3.540%, 12/09/13(a)	110	108

		314

Oil & Gas (0.5%)
CITGO Petroleum Corp., 8.000%, 06/24/15(a) (b)	790	816
MEG Energy Corp., 6.000%, 04/03/16(a) (b)	755	757
Obsidian Natural Gas Trust, 7.000%, 11/02/15(a)	1,080	1,091
Pilot Travel Centers LLC, 5.250%, 06/30/16(a)	399	404
TPF Generation Holdings LLC, 2.290%, 12/15/11(a) (b)	27	27
TPF Generation Holdings LLC, 2.290%, 12/13/13(a) (b)	87	85
TPF Generation Holdings LLC, Term Loan B, 2.290%, 12/15/13(a) (b)	198	194
Western Refining Co., 10.750%, 05/30/14(a) (b)	422	429

		3,803

Packaging & Containers (0.1%)
Graphic Packaging Holding Co., 3.040%, 05/16/14(a) (b)	386	384
Reynolds Group Holdings, Inc., 6.750%, 05/05/16(a)	400	403

		787

Real Estate (0.0%)
CB Richard Ellis Services, Inc., 3.510%, 11/06/16(a)	165	165

Retail (0.3%)
Capital Automotive LP, 2.760%, 12/14/12(a) (b)	387	384
Dollar General Corp., 3.010%, 07/07/14(a) (b)	415	414
Leslie’s Poolmart, Inc., 6.000%, 11/30/17(a)	250	252
Michaels Stores, Inc., 4.810%, 07/31/16(a) (b)	209	209
Neiman Marcus Group, Inc. (The), 2.290%, 04/05/13(a)	207	203
PETCO Animal Supplies, Inc., 6.000%, 11/24/17(a)	400	400
Sports Authority, Inc. (The), 7.500%, 10/26/17(a)	215	215
SUPERVALU, Inc., 1.540%, 06/01/12(a) (b)	219	215

		2,292

Semiconductors (0.0%)
Freescale Semiconductor, Inc., 4.510%, 12/01/16(a) (b)	234	226

Telecommunication Services (0.6%)
Airvana, Inc., 11.000%, 08/23/14(a)	249	249
Asurion Corp., 3.270%, 07/03/14(a) (b)	208	198
Atlantic Broadband Finance LLC, 5.000%, 11/27/15(a)	140	141
Avaya, Inc., 3.030%, 10/24/14(a) (c)	233	221
BBHI Acquisition LLC, 4.500%, 12/14/17(a)	210	211
Bragg Communications, Inc., 2.790%, 08/31/14(a) (b)	209	205
Cequel Communications LLC, 2.270%, 11/05/13(a) (b)	110	109
Consolidated Communications, Inc., 2.770%, 12/31/14(a)	110	105
Integra Telecom, Inc., 9.250%, 04/15/15(a)	303	307
Intelsat Corp., 2.790%, 01/03/14(a) (b)	73	73
Intelsat Corp., 2.790%, 01/03/14(a) (b)	73	73
Intelsat Corp., 2.790%, 01/03/14(a) (b)	73	73
Intelsat Jackson Holdings Ltd., 04/06/18(a) (c)	875	884
Level 3 Communications, Inc., 2.540%, 03/13/14(a) (b)	220	208
MetroPCS Wireless, Inc., 2.560%, 11/04/13(a)	428	427
Telcordia Technologies, Inc., 6.750%, 04/09/16(a)	403	402
UPC Financing Partnership, 4.250%, 12/30/16(a)	420	413
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Vonage Holdings Corp., 9.750%, 12/08/15(a)	170	169
West Corp., 2.720%, 10/24/13(a) (b)	158	157

		4,625

Transportation (0.1%)
Ozburn-Hessey Holding Company LLC, 7.500%, 04/08/16(a)	418	422

Total Bank Loans (Cost $41,075)		41,837

Corporate Bonds (29.0%)
Aerospace/Defense (0.7%)
Boeing Co. (The), 5.125%, 02/15/13	1,339	1,449
General Dynamics Corp., 5.250%, 02/01/14	969	1,067
United Technologies Corp., 6.125%, 02/01/19	2,603	3,044

		5,560

Airlines (0.1%)
Continental Airlines, Inc., Pass Through Trust, Ser 2010-1, Cl A, 4.750%, 01/12/21	76	76
Delta Air Lines, Inc., Pass Through Trust, Ser 2010-2, Cl A, 4.950%, 05/23/19	718	721

		797

Auto Manufacturers (0.2%)
PACCAR, Inc., 6.375%, 02/15/12	1,421	1,506

Banks (0.9%)
Bank of Nova Scotia, 2.375%, 12/17/13	1,367	1,408
Bank of Nova Scotia, 3.400%, 01/22/15	1,632	1,694
HSBC Bank PLC, 3.500%, 06/28/15(b)	1,673	1,715
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	100	108
Northern Trust Corp., 5.200%, 11/09/12	1,783	1,925

		6,850

Beverages (1.0%)
Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	2,127	2,195
Anheuser-Busch InBev Worldwide, Inc., 6.375%, 01/15/40	822	942
Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/39(b)	419	568
Diageo Capital PLC, 5.200%, 01/30/13	898	968
PepsiCo, Inc., 3.125%, 11/01/20	1,272	1,196
SABMiller PLC, 6.200%, 07/01/11(b)	1,636	1,678

		7,547

Biotechnology (0.1%)
Life Technologies Corp., 5.000%, 01/15/21, Callable 10/15/20 @100	535	530

Chemicals (1.1%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	864	908
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,444	1,579
Praxair, Inc., 1.750%, 11/15/12	3,842	3,892
Praxair, Inc., 4.625%, 03/30/15	2,095	2,280

		8,659

Computers (0.7%)
Hewlett-Packard Co., 4.500%, 03/01/13	694	743
IBM Corp., 7.625%, 10/15/18	3,405	4,334

		5,077

Diversified Financial Services (4.2%)
CME Group, Inc., 5.400%, 08/01/13	1,504	1,656
CME Group, Inc., 5.750%, 02/15/14	1,323	1,465
Credit Suisse (USA), Inc., 5.300%, 08/13/19	2,251	2,378
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,569	1,595
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,133	1,236
ERAC USA Finance LLC, 5.800%, 10/15/12(b)	1,428	1,531
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Jefferies Group, Inc., 8.500%, 07/15/19	2,042	2,335
JPMorgan Chase & Co., 4.400%, 07/22/20	1,939	1,908
JPMorgan Chase & Co., 6.300%, 04/23/19	3,302	3,759
Lazard Group LLC, 7.125%, 05/15/15	2,312	2,490
MassMutual Global Funding LLC, 2.300%, 09/28/15(b)	1,316	1,283
Morgan Stanley, 7.300%, 05/13/19	1,999	2,250
NASDAQ OMX Group, Inc. (The), 5.550%, 01/15/20	2,160	2,182
TIAA Global Markets, Inc., 5.125%, 10/10/12(b)	1,572	1,682
Toyota Motor Credit Corp., MTN, 3.200%, 06/17/15	1,054	1,089
Woodside Finance Ltd., 8.750%, 03/01/19(b)	2,747	3,417

		32,256

Electric (2.0%)
Alabama Power Co., 5.800%, 11/15/13	1,250	1,400
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	503	615
E.ON International Finance BV, 5.800%, 04/30/18(b)	3,526	3,984
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,546	1,730
Georgia Power Co., 6.000%, 11/01/13	767	858
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,369	1,479
Pacific Gas & Electric Co., 3.500%, 10/01/20, Callable 07/01/20 @ 100	354	337
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,580	1,730
Public Service Co. of Colorado, Ser 17, 6.250%, 09/01/37	869	1,000
Southern California Edison Co., 5.750%, 03/15/14	1,406	1,569
Wisconsin Power & Light Co., 6.375%, 08/15/37	835	962

		15,664

Food (0.6%)
Kellogg Co., 4.250%, 03/06/13	1,172	1,244
Kroger Co. (The), 7.500%, 01/15/14	739	852
Tesco PLC, 5.500%, 11/15/17(b)	1,963	2,190

		4,286

Healthcare — Products (0.1%)
Becton Dickinson and Co., 3.250%, 11/12/20	662	621

Healthcare — Services (0.4%)
Roche Holdings, Inc., 7.000%, 03/01/39(b)	2,145	2,705

Household Products/Wares (0.1%)
Kimberly-Clark Corp., 3.625%, 08/01/20	910	894

Insurance (1.1%)
Berkshire Hathaway, Inc., 3.200%, 02/11/15	2,941	3,035
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,762	1,895
OneBeacon U.S. Holdings, Inc., 5.875%, 05/15/13	2,090	2,166
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	1,226	1,434

		8,530

Media (1.2%)
Comcast Corp., 6.450%, 03/15/37	869	929
NBC Universal, Inc., 5.950%, 04/01/41(b)	1,472	1,472
Thomson Reuters Corp., 5.950%, 07/15/13	320	355
Time Warner Cable, Inc., 5.850%, 05/01/17	3,638	4,059
Time Warner Cable, Inc., 8.250%, 02/14/14	1,419	1,647
Time Warner, Inc., 6.200%, 03/15/40	523	556

		9,018

Mining (0.7%)
Barrick Gold Corp., 6.950%, 04/01/19	554	680
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	975	1,055
Barrick PD Australia Finance Property Ltd., 5.950%, 10/15/39	1,305	1,382
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Newmont Mining Corp., 6.250%, 10/01/39	2,353	2,558

		5,675

Miscellaneous Manufacturer (1.2%)
General Electric Co., 5.000%, 02/01/13	3,941	4,213
General Electric Co., 5.250%, 12/06/17	1,064	1,149
Illinois Tool Works, Inc., 6.250%, 04/01/19	2,223	2,590
Siemens Financieringsmat, 6.125%, 08/17/26(b)	1,102	1,244

		9,196

Office/Business Equip (0.3%)
Xerox Corp., 5.500%, 05/15/12	915	967
Xerox Corp., 6.350%, 05/15/18	1,360	1,533

		2,500

Oil & Gas (1.3%)
Baker Hughes, Inc., 5.125%, 09/15/40	1,429	1,396
Pride International, Inc., 6.875%, 08/15/20	585	607
Shell International Finance BV, 6.375%, 12/15/38	3,891	4,611
Total Capital SA, 3.000%, 06/24/15	1,052	1,074
Weatherford International Ltd., 6.500%, 08/01/36	985	1,006
Weatherford International Ltd., 9.625%, 03/01/19	1,165	1,495

		10,189

Pharmaceuticals (2.5%)
Abbott Laboratories, 5.600%, 11/30/17	2,831	3,237
AstraZeneca PLC, 6.450%, 09/15/37	2,703	3,209
Covidien International Finance SA, 6.000%, 10/15/17	1,677	1,906
Express Scripts, Inc., 5.250%, 06/15/12	1,939	2,047
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,844	2,108
Merck & Co., Inc., 6.550%, 09/15/37	1,261	1,536
Novartis Securities Investment Ltd., 5.125%, 02/10/19	996	1,102
Pfizer, Inc., 6.200%, 03/15/19	1,672	1,958
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	711	801
Teva Pharmaceutical Finance II BV/III LLC, 3.000%, 06/15/15	1,196	1,217

		19,121

Pipelines (2.0%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,533	1,733
El Paso Natural Gas Co., 5.950%, 04/15/17	527	565
Energy Transfer Partners LP, 7.500%, 07/01/38	1,071	1,246
Energy Transfer Partners LP, 9.000%, 04/15/19	1,801	2,256
Enterprise Products Operating LLC, 5.250%, 01/31/20	2,810	2,923
Enterprise Products Operating LLC, Ser J, 5.750%, 03/01/35	1,052	1,038
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,225	1,306
Southern Natural Gas Co., 5.900%, 04/01/17(b)	369	396
TransCanada PipeLines Ltd., 6.100%, 06/01/40	1,384	1,524
Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	365	413
Williams Partners LP, 4.125%, 11/15/20, Callable 08/15/20 @100	1,889	1,789

		15,189

Real Estate Investment Trusts (0.9%)
Digital Realty Trust LP, 4.500%, 07/15/15(b)	2,953	2,971
Digital Realty Trust LP, 5.875%, 02/01/20	600	611
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,919	3,148

		6,730

Retail (1.3%)
Wal-Mart Stores, Inc., 5.250%, 09/01/35	474	477
Wal-Mart Stores, Inc., 6.500%, 08/15/37	5,080	5,968
Walgreen Co., 4.875%, 08/01/13	1,087	1,187
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,821	2,009

		9,641

Software (0.3%)
Oracle Corp., 5.750%, 04/15/18	2,098	2,400

Telecommunication Services (2.9%)
American Tower Corp., 4.500%, 01/15/18	2,484	2,462
AT&T, Inc., 4.950%, 01/15/13	1,670	1,790
AT&T, Inc., 5.100%, 09/15/14	1,781	1,949
AT&T, Inc., 6.450%, 06/15/34	876	928
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17, Callable 05/16/13 @ 103.88(b)	1,664	1,818
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,518	1,674
Cisco Systems, Inc., 4.450%, 01/15/20	571	598
Cisco Systems, Inc., 5.500%, 02/22/16	1,457	1,663
Cisco Systems, Inc., 5.500%, 01/15/40	2,524	2,637
Rogers Communications, Inc., 7.500%, 03/15/15	1,023	1,214
Verizon Communications, Inc., 5.250%, 04/15/13	1,204	1,309
Verizon Communications, Inc., 5.550%, 02/15/16	1,519	1,703
Vodafone Group PLC, 5.500%, 06/15/11	2,459	2,512

		22,257

Transportation (0.9%)
Aviation Capital Group, 7.125%, 10/15/20(b)	1,813	1,847
Union Pacific Corp., 5.780%, 07/15/40	3,584	3,609
United Parcel Service, Inc., 3.125%, 01/15/21	1,108	1,029

		6,485

Water (0.2%)
Veolia Environment SA, 6.000%, 06/01/18	1,667	1,867

Total Corporate Bonds (Cost $206,466)		221,750

U.S. Government Agency Mortgages (32.0%)
Federal Home Loan Mortgage Corporation (3.6%)
6.000%, 02/01/37	1,785	1,950
6.500%, 09/01/37	490	544
5.500%, 11/01/37	5,862	6,265
5.500%, 01/01/38	4,880	5,216
6.000%, 01/01/38	3,335	3,616
5.500%, 04/01/38	3,375	3,601
5.500%, 04/01/38	2,126	2,269
6.500%, 06/01/38	1,626	1,816
6.500%, 04/01/39	1,694	1,879

		27,156

Federal National Mortgage Association (28.4%)
5.500%, 09/01/19	—	—
3.880%, 12/01/20	4,620	4,618
3.000%, 01/01/26, TBA(c)	23,548	23,051
5.500%, 09/01/34	19,541	21,032
5.000%, 06/01/35	6,867	7,251
6.000%, 10/01/35	1,685	1,863
5.500%, 11/01/35	5,402	5,809
6.000%, 12/01/35	354	388
5.500%, 01/01/36	6,673	7,176
5.000%, 02/01/36	28,386	29,969
6.500%, 07/01/36	2,315	2,581
6.500%, 09/01/36	141	158
6.000%, 05/01/37	5,041	5,495
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

5.500%, 08/01/37	2,425	2,610
6.500%, 12/01/37	13,355	14,853
6.500%, 01/01/38	2,023	2,250
6.000%, 05/01/38	1,431	1,557
6.000%, 07/01/38	1,211	1,320
5.500%, 10/01/38	11,000	11,829
6.000%, 10/01/38	4,308	4,696
6.000%, 10/01/38	2,909	3,182
6.500%, 10/01/38	5,386	5,990
6.500%, 10/01/38	8,027	8,951
6.000%, 01/01/39	3,115	3,395
6.000%, 04/01/39	15,138	16,596
5.500%, 06/01/39	8,392	8,998
6.000%, 10/01/39	7,145	7,774
3.500%, 10/01/40	7,592	7,258
3.500%, 12/01/40	7,206	6,889

		217,539

Total U.S. Government Agency Mortgages (Cost $243,611)		244,695

U.S. Treasury Obligations (16.4%)
U.S. Treasury Bond (2.5%)
3.875%, 08/15/40	20,632	19,004

U.S. Treasury Notes (13.9%)
0.875%, 01/31/11 (e)	11,806	11,812
2.375%, 09/30/14	6,550	6,784
2.125%, 11/30/14 (e)	25,813	26,442
3.750%, 11/15/18 (e)	29,986	31,895
2.625%, 08/15/20	—	—
2.625%, 11/15/20	31,743	29,943

		106,876

Total U.S. Treasury Obligations (Cost $124,537)		125,880

Unit (0.0%)
Commercial Services (0.0%)
Alion Science Technology Corp.(f)	35	—

Total Unit (Cost $2)		—

Money Market Fund (5.5%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.01%(a)	42,577,189	42,577

Total Money Market Fund (Cost $42,577)		42,577

Total Investments (Cost $764,420)(g) — 102.5%		784,580
Liabilities in excess of other assets — (2.5)%		(19,488)

Net Assets — 100.0%		$765,092

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.9% of net assets as of December 31, 2010.

(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(d)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2010 are identified below (in thousands):
See Notes to Schedules of Portfolio Investments.

Issue	Acquisition				Percentage of
Description	Date	Cost($)	Principal($)	Value($)	Net Assets(%)

IMG Worldwide, Inc.	06/08/2010	281	289	285	0.04
Village Roadshow Ltd.	05/27/2010	612	620	614	0.08

(e)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(f)	Each unit consists of $1,000 principal amount of 12.000% senior secured notes due on November 1, 2014 and one warrant to purchase 1.9439 shares of common stock.

(g)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	– Medium Term Note

TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Amounts designated as “-” are $0 or have been rounded to $0.
Credit Default Swap Agreements — Buy Protection ($ Amounts in thousands)

					Upfront
					Payments		Unrealized
		Notional	Fixed	Expiration	Made		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	(Depreciation)($)

Federative Republic of Brazil	Morgan Stanley	1,931	1.000	12/20/15	11	8	(3)
Emerging Markets CDX Indices, Series 14	Barclays Bank PLC	1,342	5.000	12/20/15	(171)	(183)	(12)
Emerging Markets CDX indices, Series 14	JPMorgan	857	5.000	12/20/15	(109)	(117)	(8)
Bank of America Corp.	Morgan Stanley	4,145	1.000	12/20/15	183	137	(46)
Citigroup, Inc.	Credit Suisse First Boston	4,145	1.000	12/20/15	118	81	(37)
Capital One Financial Corp.	Morgan Stanley	4,225	1.000	12/20/15	78	37	(41)
Ryder System Inc.	JPMorgan	4,225	1.000	12/20/15	88	24	(64)
Wells Fargo & Co.	Morgan Stanley	4,145	1.000	12/20/15	58	4	(54)
Whirlpool Corp.	Barclays Bank PLC	4,210	1.000	12/20/15	142	108	(34)

					$398	$99	$(299)

Credit Default Swap Agreements — Sell Protection ($ Amounts in thousands)

					Upfront
					Payments		Unrealized
		Notional	Fixed	Expiration	Made		Appreciation/
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	(Received)($)	Value($)	(Depreciation)($)

Emerging Markets CDX Indices, Series 15	Barclays Bank PLC	12,760	5.000	12/20/15	142	375	233
Emerging Markets CDX Indices, Series 15	Credit Suisse First Boston	12,760	5.000	12/20/15	141	375	234
Emerging Markets CDX Indices, Series 15	Morgan Stanley	12,760	5.000	12/20/15	141	376	235

					$424	$1,126	$702

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
At December 31, 2010, liquid assets totaling $2,462, in thousands, have been designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2010.
See Notes to Schedules of Portfolio Investments.

Forward Foreign Currency Contracts (Amounts in thousands)
At December 31, 2010, the Fund’s forward foreign currency contracts were as follows:

			Contract
			Amount in	Contract		Unrealized
		Delivery	Local	Value in	Market	Appreciation/
Currency	Counterparty	Date	Currency	USD($)	Value($)	(Depreciation)($)

Long:
Australian Dollar	Credit Suisse First Boston	01/12/11	8,241	8,133	8,421	288
Australian Dollar	JPMorgan	01/12/11	9,447	9,326	9,654	328
Euro	Credit Suisse First Boston	01/03/11	639	839	854	15
Euro	Deutsche Bank	02/09/11	21,182	28,284	28,303	19
Euro	JPMorgan	02/09/11	44,186	59,009	59,042	33
Euro	Morgan Stanley	01/10/11	14,674	19,658	19,609	(49)
Euro	Morgan Stanley	02/09/11	14,272	18,998	19,070	72
Euro	State Street Bank and Trust	02/09/11	21,432	29,215	28,638	(577)
New Zealand Dollar	Credit Suisse First Boston	01/26/11	1,875	1,423	1,459	36

Total Long Contracts				$174,885	$175,050	$165

Short:
Australian Dollar	Credit Suisse First Boston	01/12/11	14,180	14,098	14,490	(392)
Australian Dollar	JPMorgan	01/12/11	10,265	10,205	10,489	(284)
Australian Dollar	Morgan Stanley	01/12/11	14,718	14,633	15,040	(407)
Colombian Peso	Barclays Bank PLC	02/09/11	2,852,436	1,565	1,498	67
Colombian Peso	Morgan Stanley	02/09/11	15,598,719	8,590	8,192	398
Euro	Credit Suisse First Boston	01/03/11	639	838	854	(16)
Euro	Deutsche Bank	01/10/11	15,755	20,808	21,053	(245)
Euro	Deutsche Bank	02/09/11	28,060	38,904	37,494	1,410
Euro	JPMorgan	01/10/11	14,674	19,542	19,609	(67)
Euro	JPMorgan	02/09/11	58,741	79,511	78,489	1,022
Euro	Morgan Stanley	01/10/11	28,737	38,276	38,401	(125)
Euro	Morgan Stanley	02/09/11	14,272	19,993	19,070	923
Hungarian Forint	Morgan Stanley	01/24/11	86,559	410	415	(5)
Indonesian Rupiah	Barclays Bank PLC	01/18/11	4,131,689	463	458	5
Japanese Yen	Credit Suisse First Boston	01/07/11	238,137	2,872	2,933	(61)
Japanese Yen	Morgan Stanley	01/11/11	1,521,239	18,340	18,738	(398)
New Zealand Dollar	Credit Suisse First Boston	01/26/11	1,875	1,423	1,459	(36)

Total Short Contracts				$290,471	$288,682	$1,789

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Asset-Backed Securities (8.6%)
Automobiles (2.2%)
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	155	157
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A2, 0.800%, 03/15/12	372	373
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3, 2.310%, 05/15/13	954	965
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3, 1.340%, 03/18/14	215	217
Nissan Auto Lease Trust, Ser 2009-B, Cl A2, 1.220%, 09/15/11	56	56
Nissan Auto Lease Trust, Ser 2009-B, Cl A3, 2.070%, 01/15/15	510	513

		2,281

Credit Card (6.4%)
American Express Credit Account Master Trust, Ser 2009-1, Cl A, 1.611%, 12/15/14(a)	1,100	1,118
Bank of America Credit Card Trust, Ser 2007-A2, Cl A2, 0.281%, 06/17/13(a)	735	735
Chase Issuance Trust, Ser 2005-A2, Cl A2, 0.331%, 12/15/14(a)	905	903
Citibank Credit Card Issuance Trust, Ser 2002-A10, Cl A10, 0.511%, 12/17/14(a)	1,085	1,084
Discover Card Master Trust, Ser 2008-A3, Cl A3, 5.100%, 10/15/13	900	912
Discover Card Master Trust, Ser 2009-A1, Cl A1, 1.561%, 12/15/14(a)	780	790
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A, 2.540%, 09/15/14	935	946

		6,488

Total Asset-Backed Securities (Cost $8,747)		8,769

Certificate of Deposit (1.0%)
Banks (1.0%)
Deutsche Bank AG, 0.603%, 01/19/12(a)	1,005	1,006

Total Certificate of Deposit (Cost $1,005)		1,006

Collateralized Mortgage Obligations (32.1%)
Adjustable Rate Mortgage Trust, Ser 2005-7, Cl 7A21, 0.510%, 10/25/35(a)	187	139
Banc of America Commercial Mortgage, Inc., Ser 2003-1, Cl A1, 3.878%, 09/11/36	171	173
Banc of America Commercial Mortgage, Inc., Ser 2004-1, Cl A4, 4.760%, 11/10/39	320	336
Banc of America Commercial Mortgage, Inc., Ser 2004-3, Cl A4, 5.176%, 06/10/39	688	693
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A4, 4.502%, 07/10/42	294	297
Banc of America Mortgage Securities, Inc., Ser 2003-F, Cl 1A1, 2.748%, 07/25/33(a)	634	602
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	84	85
Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(a)	1,329	1,381
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4, 6.975%, 01/17/32(a)	900	971
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2, 6.096%, 07/16/34(b)	1,135	1,143
Countrywide Home Loan Mortgage Pass-Through Certificates, Ser 2003-15, Cl 1A1, 0.760%, 06/25/18(a)	1,006	984
Countrywide Home Loan Mortgage Pass-Through Certificates, Ser 2003-J8, Cl 1A1, 5.250%, 09/25/23	320	319
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	281	285
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.302%, 07/15/36	222	222
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(b)	181	182
Federal Home Loan Bank, Ser 5G-2012, Cl 1, 4.970%, 02/24/12	130	134
Federal Home Loan Mortgage Corporation, Ser 2892, Cl F, 0.561%, 01/15/19(a)	273	273
Federal Home Loan Mortgage Corporation, Ser 3200, Cl FP, 0.461%, 08/15/36(a)	852	847
Federal Home Loan Mortgage Corporation, Ser R001, Cl AE, 4.375%, 04/15/15	324	330
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Federal National Mortgage Association, Ser 1997-M9, Cl C, 6.520%, 07/25/16	408	430
Federal National Mortgage Association, Ser 2002-M2, Cl C, 4.717%, 08/25/12	1,020	1,068
Federal National Mortgage Association, Ser 2003-35, Cl KA, 4.000%, 04/25/17	160	163
Federal National Mortgage Association, Ser 2003-52, Cl FV, 1.261%, 05/25/31(a)	92	92
Federal National Mortgage Association, Ser 2003-63, Cl FE, 0.661%, 10/25/31(a)	912	914
Federal National Mortgage Association, Ser 2005-42, Cl PF, 0.461%, 05/25/35(a)	608	606
Federal National Mortgage Association, Ser 2005-92, Cl UF, 0.611%, 10/25/25(a)	523	521
Federal National Mortgage Association, Ser 2007-102, Cl FA, 0.831%, 11/25/37(a)	1,692	1,706
Federal National Mortgage Association, Ser 2007-109, Cl NF, 0.811%, 12/25/37(a)	1,453	1,465
Federal National Mortgage Association, Ser 2009-37, Cl HA, 4.000%, 04/25/19	164	173
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 2.914%, 08/25/34(a)	483	431
GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Cl A2, 5.471%, 05/10/40(a)	790	850
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C2, Cl A2, 4.760%, 08/10/38	946	955
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C3, Cl A4, 4.547%, 12/10/41	795	806
Government National Mortgage Association, Ser 2004-60, Cl B, 4.828%, 03/16/23	280	282
Government National Mortgage Association, Ser 2006-39, Cl A, 3.772%, 06/16/25	358	365
Government National Mortgage Association, Ser 2008-5, Cl FA, 0.761%, 01/20/38(a)	1,150	1,159
Government National Mortgage Association, Ser 2010-66, Cl A, 1.869%, 09/16/27	406	409
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	972	982
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A3, 4.184%, 01/12/37	144	145
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A4, 4.529%, 01/12/37	680	691
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A5, 4.654%, 01/12/37	1,500	1,555
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	1,072	1,087
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Cl D, 6.980%, 02/18/30	225	226
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A3, 4.071%, 09/15/26	178	181
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A3, 4.559%, 09/15/27(a)	870	875
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A2, 4.567%, 06/15/29(a)	1,661	1,666
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A2, 4.201%, 12/15/29	274	275
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	86	87
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A3, 4.467%, 10/12/41(a)	915	932
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A3, 5.441%, 03/12/44(a)	1,100	1,116
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 2.777%, 04/25/34(a)	287	279
Thornburg Mortgage Securities Trust, Ser 2006-6, Cl A1, 0.370%, 11/25/46(a)	519	511
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S12, Cl 2A, 4.750%, 11/25/18	303	310

Total Collateralized Mortgage Obligations (Cost $32,704)		32,709

Corporate Bonds (33.2%)
Auto Parts & Equipment (0.4%)
Johnson Controls, Inc., 5.250%, 01/15/11	400	400

Banks (7.5%)
American Express Bank FSB, 0.391%, 05/29/12(a)	660	657
Bank of America Corp., 0.802%, 09/11/12(a)	330	326
Bank of Montreal, 2.125%, 06/28/13	325	331
Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	520	570
Bank of New York Mellon Corp. (The), Ser G, 0.403%, 03/23/12, MTN(a)	460	459
Bank of Nova Scotia, 2.250%, 01/22/13	440	448
Bank of Nova Scotia, 2.375%, 12/17/13	280	288
Barclays Bank PLC, 2.500%, 01/23/13	580	589
BB&T Corp., 5.700%, 04/30/14, MTN	230	253
Capital One Financial Corp., 5.700%, 09/15/11, MTN	490	506
National City Bank, 0.396%, 03/01/13(a)	1,115	1,106
Societe Generale, 2.200%, 09/14/13(b)	745	742
State Street Corp., 0.388%, 04/30/12(a)	400	400
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Westpac Banking Corp., 0.603%, 10/21/11(a) (b)	700	701
Westpac Banking Corp., 2.250%, 11/19/12	290	297

		7,673

Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 1.033%, 03/26/13(a)	450	454

Chemicals (0.4%)
Dow Chemical Co. (The), 4.850%, 08/15/12	440	464

Computers (2.0%)
Hewlett-Packard Co., 1.342%, 05/27/11(a)	610	613
IBM Corp., Ser FRN, 0.326%, 11/04/11(a)	1,395	1,395

		2,008

Cosmetics/Personal Care (0.4%)
Procter & Gamble Co. (The), 0.324%, 11/14/12(a)	410	410

Diversified Financial Services (8.4%)
BlackRock, Inc., 2.250%, 12/10/12	535	547
Caterpillar Financial Services Corp., 1.053%, 06/24/11, MTN(a)	1,000	1,004
Citigroup, Inc., 0.427%, 03/16/12(a)	335	333
Citigroup, Inc., 5.500%, 04/11/13	230	245
Credit Suisse (USA), Inc., 0.484%, 08/16/11(a)	650	651
Credit Suisse (USA), Inc., 5.125%, 01/15/14	315	343
General Electric Capital Corp., Ser A, 0.417%, 11/01/12, MTN(a)	1,560	1,552
General Electric Capital Corp., Ser A, 5.450%, 01/15/13, MTN	195	210
Goldman Sachs Group, Inc. (The), 0.466%, 02/06/12(a)	1,070	1,068
Goldman Sachs Group, Inc. (The), 5.150%, 01/15/14	205	221
JPMorgan Chase & Co., 0.938%, 02/26/13, MTN(a)	610	612
JPMorgan Chase & Co., 2.200%, 06/15/12	500	511
JPMorgan Chase & Co., 5.750%, 01/02/13	605	655
Morgan Stanley, 5.300%, 03/01/13	155	165
Morgan Stanley, Ser F, 0.553%, 01/09/12, MTN(a)	330	330
Woodside Finance Ltd., 4.500%, 11/10/14(b)	160	168

		8,615

Electric (1.5%)
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	260	279
FPL Group Capital, Inc., 5.625%, 09/01/11	500	515
Southern Co., 0.703%, 10/21/11(a)	765	768

		1,562

Food (0.8%)
Kellogg Co., Ser B, 6.600%, 04/01/11	665	675
Kraft Foods, Inc., 5.625%, 11/01/11	103	107

		782

Insurance (3.4%)
Berkshire Hathaway, Inc., Ser 0001, 0.716%, 02/11/13(a)	865	869
Chubb Corp., 6.000%, 11/15/11	980	1,025
MetLife, Inc., 2.375%, 02/06/14	155	156
MetLife, Inc., 6.125%, 12/01/11	280	294
Metropolitan Life Global Funding I, 2.202%, 06/10/11(a) (b)	975	983
New York Life Global Funding, 4.650%, 05/09/13(b)	120	129

		3,456

Iron/Steel (0.5%)
ArcelorMittal, 5.375%, 06/01/13	455	484

Media (1.5%)
Comcast Cable Communication Inc., 6.750%, 01/30/11	415	417
DIRECTV Holdings LLC, 7.625%, 05/15/16	230	255
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

News America Holdings, Inc., 9.250%, 02/01/13	257	296
Time Warner Cable, Inc., 5.400%, 07/02/12	505	536

		1,504

Mining (0.2%)
Rio Tinto Alcan, Inc., 4.875%, 09/15/12	150	159

Miscellaneous Manufacturer (1.0%)
Dover Corp., 6.500%, 02/15/11	978	985

Oil & Gas (0.9%)
Devon Financing Corp., ULC, 6.875%, 09/30/11	475	496
Occidental Petroleum Corp., 1.450%, 12/13/13	230	231
Shell International Finance BV, 1.300%, 09/22/11	220	222

		949

Pharmaceuticals (0.3%)
Novartis Capital Corp., 1.900%, 04/24/13	270	274

Pipelines (0.5%)
Enterprise Products Operating LLC, Ser M, 5.650%, 04/01/13	125	135
Plains All American Pipeline LP, 4.250%, 09/01/12	380	396

		531

Retail (0.9%)
Wal-Mart Stores, Inc., 0.750%, 10/25/13	485	481
Yum! Brands, Inc., 8.875%, 04/15/11	470	480

		961

Telecommunication Services (1.3%)
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	850	929
Telefonica Emisiones S.A.U., 5.855%, 02/04/13	170	181
Telefonica Emisiones S.A.U., 5.984%, 06/20/11	170	174

		1,284

Toys/Games/Hobbies (0.4%)
Mattel, Inc., 5.625%, 03/15/13	370	398

Transportation (0.5%)
Burlington Northern Santa Fe LLC, 6.750%, 07/15/11	485	501

Total Corporate Bonds (Cost $33,651)		33,854

Municipal Bond (1.0%)
New Jersey (1.0%)
New Jersey Economic Development Authority, RB, 1.302%, 06/15/13(a)	995	994

Total Municipal Bond (Cost $995)		994

U.S. Government Agencies (3.4%)
Federal Home Loan Mortgage Corp. (0.8%)
2.500%, 04/08/13, Callable 04/08/11 @ 100	535	538
1.400%, 07/26/13	300	300

		838

Federal National Mortgage Association (2.6%)
0.280%, 11/23/12 (a)	1,125	1,125
0.291%, 12/20/12 (a)	1,500	1,499

		2,624

Total U.S. Government Agencies (Cost $3,465)		3,462

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

U.S. Government Agency Mortgages (19.4%)
Federal Home Loan Mortgage Corporation (5.6%)
2.735%, 04/01/34 (a)	87	91
3.192%, 01/01/36	362	376
5.455%, 06/01/36 (a)	130	137
6.101%, 09/01/36 (a)	140	148
2.785%, 10/01/36 (a)	812	851
5.781%, 01/01/37 (a)	253	267
5.488%, 04/01/37 (a)	365	388
6.000%, 09/01/37	3,168	3,435

		5,693

Federal National Mortgage Association (13.8%)
6.200%, 05/01/11	52	52
6.500%, 07/01/11	156	155
6.370%, 08/01/11	413	414
5.915%, 02/01/12	211	218
6.005%, 02/01/12	524	538
6.112%, 02/01/12	473	490
6.925%, 11/01/12	208	221
4.826%, 01/01/13	475	500
5.100%, 02/01/13	575	614
5.370%, 02/01/13	234	246
5.470%, 04/01/13	149	159
4.919%, 10/01/13	212	226
4.710%, 03/01/14	528	569
4.700%, 07/01/15	467	486
5.500%, 12/01/18	783	844
5.500%, 09/01/21	912	984
2.499%, 05/01/32 (a)	130	135
2.482%, 10/01/33 (a)	279	291
2.790%, 05/01/35 (a)	463	483
2.537%, 01/01/36	1,791	1,874
2.564%, 02/01/36	691	723
2.920%, 06/01/36 (a)	572	599
4.303%, 01/01/37 (a)	1,203	1,268
2.688%, 10/01/37	989	1,034
5.598%, 11/01/37 (a)	854	902

		14,025

Total U.S. Government Agency Mortgages (Cost $19,344)		19,718

Money Market Fund (0.8%)
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.18%(a)	852,001	852

Total Money Market Fund (Cost $852)		852

Total Investments (Cost $100,763)(c) — 99.5%		101,364
Other assets in excess of liabilities — 0.5%		534

Net Assets — 100.0%		$101,898

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.0% of net assets as of December 31, 2010.

(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

MTN	– Medium Term Note

RB	– Revenue Bond

ULC	– Unlimited Liability Company
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Fund

	Shares or
	Principal
	Amount($)	Value($)

U.S. Treasury Obligations (96.1%)
U.S. Treasury Bonds (16.3%)
7.125%, 02/15/23	2,181	2,929
6.875%, 08/15/25	4,059	5,426
3.875%, 08/15/40	1,461	1,346

		9,701

U.S. Treasury Notes (79.8%)
4.875%, 04/30/11	3,910	3,969
1.750%, 04/15/13	5,150	5,268
2.375%, 09/30/14	17,279	17,897
3.125%, 01/31/17	8,996	9,348
3.500%, 02/15/18	10,330	10,867

		47,349

Total U.S. Treasury Obligations (Cost $55,058)		57,050

Money Market Fund (2.9%)
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.01%(a)	1,733,363	1,733

Total Money Market Fund (Cost $1,733)		1,733

Total Investments (Cost $56,791)(b) — 99.0%		58,783
Other assets in excess of liabilities — 1.0%		606

Net Assets — 100.0%		$59,389

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Collateralized Mortgage Obligations (26.4%)
FDIC Structured Sale Guaranteed Notes, Ser 2010-L2A, Cl A, 3.000%, 09/30/19(a)	4,885	4,933
Federal Home Loan Bank, Ser Y2-2015, Cl 1, 2.600%, 04/20/15	7,814	8,010
Federal Home Loan Mortgage Corporation, Ser 2575, Cl FG, 0.711%, 05/15/32(b)	3,674	3,678
Federal Home Loan Mortgage Corporation, Ser 2840, Cl LJ, 4.250%, 11/15/17	1,432	1,480
Federal Home Loan Mortgage Corporation, Ser 2877, Cl WF, 0.661%, 10/15/34(b)	5,975	5,989
Federal Home Loan Mortgage Corporation, Ser 2892, Cl F, 0.561%, 01/15/19(b)	3,725	3,734
Federal Home Loan Mortgage Corporation, Ser 3000, Cl FG, 0.561%, 07/15/25(b)	7,339	7,319
Federal Home Loan Mortgage Corporation, Ser 3135, Cl FC, 0.561%, 04/15/26(b)	5,785	5,799
Federal Home Loan Mortgage Corporation, Ser 3196, Cl CE, 5.250%, 08/15/11	277	282
Federal Home Loan Mortgage Corporation, Ser 3200, Cl FP, 0.461%, 08/15/36(b) (c)	12,496	12,421
Federal Home Loan Mortgage Corporation, Ser 3232, Cl KF, 0.710%, 10/15/36(b) (c)	10,616	10,642
Federal Home Loan Mortgage Corporation, Ser 3264, Cl FB, 0.630%, 01/15/37(b)	6,619	6,596
Federal Home Loan Mortgage Corporation, Ser 3320, Cl FC, 0.430%, 05/15/37(b) (c)	12,179	12,137
Federal Home Loan Mortgage Corporation, Ser 3346, Cl FA, 0.490%, 02/15/19(b)	1,228	1,228
Federal Home Loan Mortgage Corporation, Ser 3450, Cl AF, 0.970%, 05/15/38(b) (c)	7,224	7,280
Federal Home Loan Mortgage Corporation, Ser 3574, Cl MA, 4.000%, 09/15/21	11,585	12,057
Federal Home Loan Mortgage Corporation, Ser 3593, Cl F, 0.754%, 03/15/36(b)	11,269	11,311
Federal Home Loan Mortgage Corporation, Ser 3609, Cl FA, 0.921%, 12/15/39(b) (c)	11,815	11,905
Federal National Mortgage Association, Ser 1997-M9, Cl C, 6.520%, 07/25/16(c)	4,182	4,412
Federal National Mortgage Association, Ser 2002-M2, Cl C, 4.717%, 08/25/12	20,192	21,132
Federal National Mortgage Association, Ser 2003-32, Cl VT, 6.000%, 09/25/15	4,625	4,771
Federal National Mortgage Association, Ser 2003-52, Cl FV, 1.261%, 05/25/31(b) (c)	1,215	1,217
Federal National Mortgage Association, Ser 2003-63, Cl FE, 0.661%, 10/25/31(b)	13,218	13,248
Federal National Mortgage Association, Ser 2003-73, Cl DF, 0.711%, 10/25/32(b)	10,414	10,461
Federal National Mortgage Association, Ser 2005-40, Cl FB, 0.511%, 05/25/35(b)	3,761	3,756
Federal National Mortgage Association, Ser 2005-42, Cl PF, 0.461%, 05/25/35(b)	8,641	8,616
Federal National Mortgage Association, Ser 2005-57, Cl EG, 0.561%, 03/25/35(b)	6,086	6,089
Federal National Mortgage Association, Ser 2005-92, Cl UF, 0.611%, 10/25/25(b)	6,223	6,200
Federal National Mortgage Association, Ser 2006-123, Cl PF, 0.521%, 01/25/37(b) (c)	10,238	10,214
Federal National Mortgage Association, Ser 2006-79, Cl GF, 0.661%, 08/25/36(b) (c)	24,473	24,552
Federal National Mortgage Association, Ser 2006-84, Cl FQ, 0.811%, 09/25/36(b) (c)	14,212	14,312
Federal National Mortgage Association, Ser 2006-85, Cl MA, 6.250%, 08/25/34	1,051	1,070
Federal National Mortgage Association, Ser 2007-102, Cl FA, 0.831%, 11/25/37(b) (c)	12,191	12,286
Federal National Mortgage Association, Ser 2007-109, Cl NF, 0.811%, 12/25/37(b) (c)	19,631	19,785
Federal National Mortgage Association, Ser 2007-2, Cl FM, 0.511%, 02/25/37(b)	6,528	6,516
Federal National Mortgage Association, Ser 2007-4, Cl DF, 0.706%, 02/25/37(b) (c)	5,449	5,437
Federal National Mortgage Association, Ser 2007-88 CI JF, 0.810%, 04/25/37(c)	9,928	9,996
Federal National Mortgage Association, Ser 2008-12, Cl FE, 0.861%, 01/25/33(b)	6,023	6,046
Federal National Mortgage Association, Ser 2008-18, Cl FE, 0.991%, 03/25/38(b) (c)	13,901	14,019
Government National Mortgage Association, Ser 2002-53, Cl B, 5.552%, 05/16/26	3,341	3,401
Government National Mortgage Association, Ser 2003-73, Cl A, 3.513%, 06/16/21	6,232	6,285
Government National Mortgage Association, Ser 2004-5, Cl PF, 0.811%, 02/20/33(b) (c)	17,520	17,634
Government National Mortgage Association, Ser 2004-60, Cl B, 4.828%, 03/16/23	5,042	5,076
Government National Mortgage Association, Ser 2004-67, Cl C, 4.712%, 05/16/25	3,214	3,258
Government National Mortgage Association, Ser 2006-39, Cl A, 3.772%, 06/16/25	379	386
Government National Mortgage Association, Ser 2006-6, Cl A, 4.045%, 10/16/23	531	533
Government National Mortgage Association, Ser 2008-5, Cl FA, 0.761%, 01/20/38(b) (c)	32,098	32,327
Government National Mortgage Association, Ser 2010-66, Cl A, 1.869%, 09/16/27	13,474	13,570
Government National Mortgage Association, Ser 2010-97, Cl A, 2.321%, 01/16/32	3,589	3,641
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

NCUA Guaranteed Notes, Ser 2010-C1, Cl A1, 1.600%, 10/29/20	4,276	4,189
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A, 0.635%, 11/06/17(b)	5,613	5,611

Total Collateralized Mortgage Obligations (Cost $423,871)		426,847

U.S. Government Agency Mortgages (67.5%)
Federal Home Loan Mortgage Corporation (28.8%)
2.360%, 06/01/33 (b)	62	64
2.746%, 07/01/33 (b)	10,647	11,127
2.474%, 11/01/33 (b)	5,844	6,072
2.735%, 04/01/34 (b)	547	572
2.873%, 05/01/34 (b)	253	266
2.746%, 07/01/34 (b)	402	419
4.752%, 11/01/34 (b)	6,630	7,016
2.798%, 02/01/35 (b)	223	231
4.626%, 04/01/35 (b)	7,475	7,804
4.986%, 05/01/35 (b)	5,918	6,243
5.040%, 06/01/35 (b)	9,089	9,647
5.071%, 06/01/35 (b)	13,631	14,373
5.099%, 07/01/35 (b)	6,028	6,364
4.902%, 08/01/35 (b)	15,501	16,262
4.891%, 09/01/35 (b)	2,559	2,712
2.502%, 11/01/35 (b)	8,856	9,173
3.192%, 01/01/36 (b)	10,647	11,069
5.424%, 01/01/36 (b)	4,705	4,997
5.455%, 06/01/36 (b)	11,327	11,894
4.795%, 07/01/36 (b)	20,097	20,965
5.719%, 07/01/36 (b)	11,200	11,747
6.476%, 07/01/36 (b)	670	702
6.026%, 08/01/36 (b)	4,054	4,255
6.041%, 09/01/36 (b)	2,688	2,839
6.101%, 09/01/36 (b)	1,610	1,699
2.785%, 10/01/36 (b)	3,572	3,746
5.998%, 10/01/36 (b)	13,168	13,907
5.253%, 11/01/36 (b)	9,963	10,539
6.023%, 11/01/36 (b)	9,895	10,448
3.088%, 12/01/36 (b)	466	487
5.781%, 01/01/37 (b)	19,640	20,755
3.167%, 03/01/37 (b)	1,311	1,377
4.932%, 04/01/37 (b)	9,732	10,180
5.488%, 04/01/37 (b)	368	391
5.593%, 05/01/37 (b)	5,991	6,346
3.433%, 07/01/37 (b)	49	51
5.990%, 07/01/37 (b)	12,549	13,278
6.000%, 09/01/37 (b)	43,215	46,859
5.970%, 10/01/37 (b)	15,637	16,596
5.680%, 11/01/37 (b)	10,658	11,275
5.675%, 02/01/38 (b)	6,074	6,424
5.065%, 03/01/38 (b)	7,476	7,884
5.337%, 06/01/38 (b)	30,842	32,709
5.007%, 11/01/38 (b)	23,444	24,617
5.420%, 11/01/38 (b)	16,365	17,259
5.409%, 03/01/39 (b)	9,371	9,994
5.129%, 04/01/39 (b)	8,744	9,262
3.520%, 06/01/40 (b)	21,031	21,735

		464,631

Federal National Mortgage Association (38.7%)
6.320%, 01/01/11	1,946	1,945
6.250%, 02/01/11	35	35
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

6.270%, 02/01/11	1,556	1,555
6.352%, 02/01/11	130	130
6.421%, 02/01/11	466	465
6.260%, 03/01/11	2,994	2,993
7.000%, 03/01/11	30	30
6.253%, 04/01/11	396	396
6.480%, 04/01/11	2,695	2,694
7.360%, 04/01/11	420	419
6.069%, 05/01/11	1,445	1,444
6.085%, 05/01/11	1,244	1,248
6.150%, 05/01/11	720	720
6.199%, 05/01/11	1,127	1,126
6.200%, 05/01/11 (c)	4,906	4,903
4.590%, 06/01/11	1,969	1,969
5.280%, 06/01/11	930	930
5.580%, 06/01/11	480	479
6.460%, 06/01/11	1,385	1,384
6.260%, 07/01/11	593	593
6.455%, 07/01/11	209	209
6.500%, 07/01/11	1,203	1,202
6.520%, 07/01/11	1,774	1,773
5.414%, 08/01/11	457	458
6.100%, 08/01/11	185	186
6.280%, 08/01/11 (c)	20,715	20,882
6.370%, 08/01/11	4,448	4,465
6.400%, 08/01/11	42	42
6.450%, 08/01/11	591	593
6.000%, 09/01/11	1,184	1,193
6.050%, 09/01/11	4,290	4,339
6.062%, 09/01/11	371	379
5.890%, 10/01/11	1,319	1,339
5.900%, 10/01/11	1,516	1,533
6.125%, 10/01/11	952	963
5.630%, 11/01/11	1,600	1,623
5.687%, 11/01/11	839	854
5.809%, 11/01/11	3,333	3,382
5.867%, 11/01/11	1,323	1,327
5.939%, 11/01/11	820	833
4.630%, 12/01/11	1,435	1,468
5.095%, 12/01/11	337	343
5.310%, 12/01/11	313	319
5.419%, 12/01/11	378	386
5.616%, 12/01/11	107	109
5.850%, 12/01/11	4,803	4,894
5.398%, 01/01/12	192	197
5.885%, 01/01/12	1,477	1,522
6.200%, 01/01/12	1,275	1,306
5.620%, 02/01/12	1,915	1,967
5.915%, 02/01/12	6,370	6,564
6.005%, 02/01/12	2,959	3,038
6.012%, 02/01/12	2,765	2,841
6.090%, 02/01/12	971	998
6.113%, 02/01/12	6,736	6,977
6.177%, 02/01/12	3,313	3,407
5.470%, 03/01/12	1,000	994
6.079%, 03/01/12	406	418
4.890%, 04/01/12	3,825	3,919
5.723%, 04/01/12	1,150	1,163
6.062%, 05/01/12	923	951
6.180%, 05/01/12	4,440	4,616
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

6.470%, 05/01/12	257	268
6.060%, 06/01/12	980	1,022
5.610%, 07/01/12	111	116
5.780%, 07/01/12	1,447	1,526
6.108%, 07/01/12	639	668
6.110%, 07/01/12	1,401	1,466
6.316%, 08/01/12	500	522
4.990%, 09/01/12	1,000	1,024
5.410%, 09/01/12	312	326
5.530%, 09/01/12	1,831	1,916
5.835%, 09/01/12	667	703
5.235%, 10/01/12	639	670
6.775%, 10/01/12	2,390	2,538
7.000%, 10/01/12	75	76
4.770%, 11/01/12	1,548	1,614
5.111%, 11/01/12	1,350	1,413
5.450%, 11/01/12	2,270	2,375
6.925%, 11/01/12	1,976	2,102
4.790%, 12/01/12	692	721
5.150%, 12/01/12	1,402	1,457
4.826%, 01/01/13	2,572	2,708
7.560%, 01/01/13	758	824
4.830%, 02/01/13	4,369	4,609
4.830%, 02/01/13	194	204
4.856%, 02/01/13	1,617	1,708
4.959%, 02/01/13	1,280	1,322
5.100%, 02/01/13	1,115	1,190
4.635%, 03/01/13	392	412
5.470%, 04/01/13	367	392
4.517%, 05/01/13	156	164
4.080%, 06/01/13	4,370	4,573
4.115%, 06/01/13	8,748	9,217
5.770%, 06/01/13	1,280	1,376
3.790%, 07/01/13	3,465	3,610
4.190%, 07/01/13	344	362
4.210%, 07/01/13	366	384
3.810%, 08/01/13	53	55
4.490%, 08/01/13	445	466
4.919%, 10/01/13 (c)	6,154	6,554
5.159%, 10/01/13	3,455	3,707
4.817%, 11/01/13	671	717
6.250%, 12/01/13	833	885
4.723%, 01/01/14	3,090	3,288
4.870%, 01/01/14	4,919	5,280
4.900%, 01/01/14	4,281	4,588
5.370%, 01/01/14	3,000	3,253
4.710%, 03/01/14	11,601	12,490
3.920%, 06/01/14	8,523	9,018
7.440%, 11/01/14	3,207	3,413
7.660%, 05/01/15	1,252	1,324
6.590%, 05/01/16	928	984
4.050%, 09/01/16	6,598	6,882
5.500%, 01/01/17	1,485	1,599
5.970%, 11/01/17	3,557	3,913
5.500%, 01/01/18 (c)	5,300	5,708
5.500%, 12/01/18	10,792	11,623
0.833%, 12/01/20 (b)	13,370	13,474
5.500%, 09/01/21	12,556	13,539
5.000%, 09/01/23	8,474	9,074
2.499%, 05/01/32 (b)	148	153
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

2.288%, 10/01/32 (b)	140	146
2.265%, 12/01/32 (b)	18	19
5.142%, 03/01/33 (b)	4,926	5,234
2.510%, 04/01/33 (b)	1,162	1,208
2.409%, 05/01/33 (b)	346	361
2.755%, 05/01/33 (b)	34	36
2.736%, 08/01/33 (b)	4,688	4,903
4.567%, 08/01/33 (b)	4,627	4,838
2.482%, 10/01/33 (b)	433	451
2.750%, 12/01/33 (b)	2,974	3,099
2.206%, 07/01/34 (b)	857	890
0.451%, 08/01/34 (b)	4,973	5,225
2.229%, 08/01/34 (b)	2,057	2,133
1.885%, 10/01/34 (b)	30	31
2.303%, 12/01/34 (b)	4,344	4,534
2.395%, 01/01/35 (b)	364	379
2.465%, 01/01/35 (b)	438	453
4.165%, 01/01/35 (b)	9,145	9,567
2.528%, 02/01/35 (b) (c)	446	462
2.135%, 03/01/35 (b)	1,023	1,050
2.399%, 03/01/35 (b)	266	276
2.620%, 03/01/35 (b)	6,524	6,803
2.790%, 05/01/35 (b)	1,250	1,304
5.269%, 06/01/35 (b)	2,572	2,722
4.753%, 07/01/35 (b)	2,560	2,692
3.126%, 08/01/35 (b)	2,036	2,131
2.641%, 09/01/35 (b)	163	171
5.124%, 09/01/35 (b)	5,937	6,296
5.101%, 11/01/35 (b)	8,376	8,915
2.497%, 01/01/36 (b)	4,041	4,234
2.537%, 01/01/36 (b) (c)	8,808	9,212
2.564%, 02/01/36 (b)	5,458	5,709
4.129%, 04/01/36 (b)	8,843	9,190
2.921%, 06/01/36 (b)	9,191	9,625
4.827%, 06/01/36 (b)	5,762	6,069
5.278%, 08/01/36 (b)	10,710	11,254
5.393%, 08/01/36 (b)	9,528	10,024
5.389%, 10/01/36 (b) (c)	1,929	2,029
5.247%, 11/01/36 (b)	6,002	6,291
5.934%, 11/01/36 (b)	4,513	4,785
2.562%, 12/01/36 (b)	9,622	10,037
2.805%, 12/01/36 (b)	316	332
5.685%, 12/01/36 (b)	1,290	1,369
2.801%, 01/01/37 (b)	3,521	3,658
5.587%, 01/01/37 (b)	11,477	12,153
5.930%, 01/01/37 (b)	5,031	5,324
2.613%, 04/01/37 (b)	1,110	1,162
4.047%, 07/01/37 (b)	10,331	10,813
4.888%, 07/01/37 (b)	7,898	8,252
5.442%, 08/01/37 (b)	4,524	4,793
2.688%, 10/01/37 (b)	15,419	16,126
5.749%, 11/01/37 (b)	16,115	17,109
5.349%, 10/01/38 (b)	8,856	9,389
2.580%, 09/01/39 (b)	158	165
3.314%, 09/01/39 (b)	40,641	42,663
6.500%, 01/01/41, TBA(d)	25,000	27,781

		624,872

Total U.S. Government Agency Mortgages (Cost $1,081,902)		1,089,503

See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Money Market Fund (6.6%)
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%(b)	107,183,161	107,183

Total Money Market Fund (Cost $107,183)		107,183

Total Investments (Cost $1,612,956)(e) — 100.5%		1,623,533
Liabilities in excess of other assets — (0.5)%		(8,155)

Net Assets — 100.0%		$1,615,378

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.3% of net assets as of December 31, 2010.

(b)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(c)	All or a portion of this security has been segregated or otherwise earmarked as coverage to meet future obligations.

(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS December 31, 2010 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)

Municipal Bonds (97.0%)
District of Columbia (3.9%)
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, 5.500%, 10/01/27, Callable 10/01/11 @ 101, NATL-RE, AMT	1,000	998
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, 5.000%, 10/01/29, Callable 10/01/20 @100	2,500	2,449
Metropolitan Washington D.C. Airports Authority, Airport System, Ser B, RB, 5.000%, 10/01/26, Callable 10/01/19 @100, BHAC	2,175	2,187
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Ser A, RB, 5.125%, 07/01/32, Callable 07/01/19 @100	2,000	2,024

		7,658

Puerto Rico (1.3%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	2,500	2,503

Virginia (91.8%)
Arlington County, GO, 5.000%, 03/15/15	4,500	5,153
Arlington County Industrial Development Authority Hospital Facilities, RB, 5.000%, 07/01/31, Callable 07/01/20 @ 100	2,500	2,377
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 05/10/16 @ 100, NATL-RE	2,890	2,989
Capital Region Airport Commission, Ser A, RB, 5.000%, 07/01/18, Callable 07/01/15 @ 100, AGM	1,025	1,099
Chesapeake Water & Sewer, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465	2,687
Fairfax County, Ser B, GO, 5.000%, 10/01/12	3,250	3,499
Fairfax County Economic Development Authority, Lease Revenue, RB, 5.000%, 05/15/18	1,770	2,011
Fauquier County, GO, 5.000%, 07/01/19, Callable 07/01/16 @ 100, NATL-RE	2,100	2,329
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, NATL-RE	2,855	3,099
Hampton, Ser A, GO, 5.000%, 01/15/20, Callable 01/15/19 @ 100	1,000	1,139
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Callable 04/01/18 @ 100	1,060	1,145
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Callable 04/01/18 @ 100	2,425	2,592
Hanover County Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	6,100	6,749
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 07/20/11 @ 100, GNMA	380	384
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.900%, 07/20/29, Callable 07/20/11 @ 100, GNMA	500	502
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100	1,040	1,044
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/21, Callable 10/01/11 @ 103	1,375	1,389
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, AGM	1,500	1,663
Isle of Wight County, GO, 5.250%, 07/01/22, Callable 01/01/19 @ 100	685	741
Isle of Wight County, GO, 5.375%, 07/01/23, Callable 01/01/19 @ 100	675	730
Isle of Wight County, GO, 5.500%, 07/01/20, Callable 01/01/19 @ 100	420	471
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, Callable 06/15/17 @ 100, AGM	2,215	2,370
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, AGM	1,110	1,228
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/21	2,460	2,809
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	3,165	3,242
Loudoun County, Public Improvement, GO, 5.000%, 06/01/14	3,500	3,942
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, AGM	2,225	2,477
Newport News, GO, 5.250%, 07/01/15	3,000	3,460
Norton, GO, 3.000%, 01/01/15, Callable 07/01/12 @ 100	1,000	1,015
Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520	4,126
Pittsylvania County, GO, 5.000%, 03/01/21, Callable 03/01/20 @ 100	1,000	1,096
Pittsylvania County, Ser B, GO, 5.000%, 03/01/22, Callable 03/01/20 @ 100	1,000	1,085
Portsmouth, GO, 4.000%, 12/01/15	1,635	1,801
Portsmouth, GO, 5.250%, 07/15/24, Callable 07/15/19 @ 100	1,000	1,095
Portsmouth, GO, 5.000%, 07/01/15, NATL-RE	2,285	2,610
Portsmouth, Ser D, GO, 5.000%, 07/15/23, Callable 07/15/20 @ 100	1,250	1,373
Powhatan County, GO, 5.000%, 01/15/32, Callable 01/15/20 @ 100	1,580	1,591
Richmond, GO, 5.000%, 07/15/18	2,000	2,320
Richmond, GO, 5.000%, 07/15/24, Callable 07/15/16 @ 100, AGM	1,435	1,513
Richmond, Ser D, GO, 5.000%, 07/15/29, Callable 07/15/20 @ 100	1,125	1,168
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795	1,937
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/11 @ 102	1,000	1,016
Roanoke, GO, 5.000%, 10/01/18	2,450	2,826
Roanoke, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500	2,636
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, NATL-RE	2,000	2,092
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, NATL-RE	1,000	1,034
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100, NATL-RE	2,000	2,110
Smyth County Industrial Development Authority, Mountain States Health Alliance, RB, 5.000%, 07/01/23, Callable 07/01/20 @ 100	1,415	1,358
Spotsylvania County Water & Sewer System, Ser A, RB, 5.000%, 06/01/29, Callable 06/01/20 @ 100	1,020	1,047
Stafford County & Staunton Industrial Development Authority, Ser B, RB, 5.000%, 08/01/25, Callable 08/01/17 @ 100, XLCA	3,330	3,303
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA	2,165	2,311
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Prerefunded 06/01/15 @ 100	4,940	5,487
Virginia Beach, Public Improvement, GO, 5.000%, 09/15/16	2,325	2,710
Virginia Beach, Public Improvement, GO, 5.000%, 05/01/13	2,000	2,191
Virginia College Building Authority, Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Prerefunded 02/01/14 @ 100	5,000	5,524
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Sinkable 01/01/16 @ 100	3,950	4,546
Virginia College Building Authority, Public Higher Educational Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000	3,410
Virginia College Building Authority, Public Higher Educational Financing Program, Ser A, RB, 5.000%, 09/01/27, Callable 09/01/18 @ 100	5,000	5,213
Virginia College Building Authority, Public Higher Educational Financing Program, Ser B, RB, 5.000%, 09/01/13	3,000	3,312
Virginia Housing Development Authority, Commonwealth Mortgage, Ser A-1, RB, 3.650%, 01/01/18, GO	1,205	1,214
See Notes to Schedules of Portfolio Investments.

	Shares or
	Principal
	Amount($)	Value($)

Virginia Housing Development Authority, Commonwealth Mortgage, Ser E, RB, 6.000%, 07/01/25, Callable 07/01/18 @ 100, GO	2,500	2,626
Virginia Housing Development Authority, Homeownership Mortgage, Ser B, RB, 3.400%, 09/01/20, Callable 03/01/20 @ 100, GO	1,470	1,398
Virginia Peninsula Regional Jail Authority, Regional Jail Facilities, RB, 5.000%, 10/01/12, NATL-RE	1,320	1,406
Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095	2,222
Virginia Public Building Authority Facilities, Ser B, RB, 5.000%, 08/01/20, Callable 08/01/19 @ 100	4,000	4,528
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, Callable 07/15/18 @ 100	2,000	2,105
Virginia Public School Authority, School Financing 1997 Resolution, Ser A, RB, 5.000%, 08/01/30, Callable 08/01/20 @ 100	1,000	1,028
Virginia Resources Authority, Clean Water State Revolving Fund, Ser B, RB, 5.000%, 10/01/30, Callable 10/01/20 @ 100	2,000	2,076
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/20, Callable 10/01/17 @ 100	2,000	2,209
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/27, Callable 10/01/19 @ 100	2,000	2,104
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030	2,353
Virginia Resources Authority Clean Water, Revolving Fund, Ser C, RB, 5.000%, 11/01/20	2,085	2,358
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser A, RB, 5.000%, 11/01/18	2,775	3,217
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser A, RB, 5.000%, 11/01/35, Callable 11/01/20 @ 100	2,090	2,140
Virginia State, Ser A, GO, 5.000%, 06/01/19, Prerefunded 06/01/14 @ 100	3,170	3,570
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, NATL-RE	2,255	2,330
Winchester, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, NATL-RE, FGIC	2,000	2,241

		179,301

Total Municipal Bonds (Cost $183,950)		189,462

Money Market Fund (1.9%)
Federated Virginia Municipal Cash Trust, Institutional Shares, 0.01%(a)	3,669,139	3,669

Total Money Market Fund (Cost $3,669)		3,669

Total Investments (Cost $187,619)(b) — 98.9%		193,131
Other assets in excess of liabilities — 1.1%		2,230

Net Assets — 100.0%		$195,361

(a)	Variable or floating rate security. Rate disclosed is as of December 31, 2010.

(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments for tax-basis cost.

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation

AMT	– Income subject to Alternative Minimum Tax

BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation

FGIC	– Security guaranteed by Financial Guaranty Insurance Company

GNMA	– Security guaranteed by Government National Mortgage Association

GO	– General Obligation

NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation

RB	– Revenue Bond

XLCA	– Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments
1. Organization
The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of December 31, 2010: Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, U.S. Equity 130/30 Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectuses provide a description of each Fund’s investment objective, policies and strategies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation—Securities and securities sold short listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time) or, if there is no such reported sale on the valuation date, at the most recent quoted bid price for long positions and at the most recent ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent, third-party pricing agent approved by the Trust’s Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price (long positions) or ask price (securities sold short) from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall immediately notify the Fund’s accounting agent and may authorize the Fund’s accounting agent to utilize a pricing service approved by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser or subadviser does not authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser or subadviser will request that a Committee meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Funds calculate their respective net asset values. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities. The investment adviser may authorize the Funds’ accounting agent to utilize a pricing service approved by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value. On a day when a Fair Value Pricing Service is so utilized, the Committee need not meet. If the investment adviser or subadviser does not authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser or subadviser will request that a Committee meeting be called.
Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent, third-party pricing agent approved by the Board.
Credit default swaps (“CDS”) are priced based upon valuations provided by an independent, third-party pricing agent approved by the Board. Such valuations are based on the market perception of the credit strength of the insured company debt. Inputs include data from market makers from their official books and records. Consideration is given for stale prices, flat curves, outliers and inconsistent data. The full term structure of CDS data and recovery rates are available by entity, tier, currency and restructuring clause.
The assets of the Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in underlying investment companies (most of which are affiliated), which are valued at their respective daily net asset values.
The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities that mature in 60 days or less are generally valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or when market prices do not reflect orderly transactions.
The following is a summary of the inputs as of December 31, 2010 used to value each Fund’s securities based upon the three levels defined above (amounts in thousands):
Asset Valuation Inputs

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted Prices	Observable	Unobservable
	($)	Inputs ($)	Inputs ($)	Total ($)

Aggressive Growth Stock Fund

Common Stocks [1]	124,540	—	—	124,540
Short-Term Investment	—	1,212	—	1,212
Money Market Fund	846	—	—	846

Total Investments	125,386	1,212	—	126,598

Emerging Growth Stock Fund

Common Stocks [1]	19,725	—	—	19,725
Short-Term Investment	—	180	—	180
Money Market Fund	1,572	—	—	1,572

Total Investments	21,297	180	—	21,477

International Equity 130/30 Fund

Foreign Common Stocks [1]	168,255	—	—	168,255
Foreign Preferred Stocks [1]	3,176	—	—	3,176
Warrants-Foreign [1]	1	—	—	1
Money Market Fund	1,177	—	—	1,177

Total Investments	172,609	—	—	172,609

International Equity Fund

Foreign Common Stocks [1]	274,352	—	—	274,352
Foreign Preferred Stocks [1]	4,801	—	—	4,801
Money Market Fund	1,070	—	—	1,070

Total Investments	280,223	—	—	280,223

International Equity Index Fund

Foreign Common Stocks [1]	529,013	322	0	529,335
Foreign Preferred Stocks [1]	6,553	—	—	6,553
Warrants — Foreign [1]	5	—	—	5
Exchange Traded Funds	5,685	—	—	5,685
Short-Term Investment	—	1,610	—	1,610
Money Market Fund	1,523	—	—	1,523

Total Investments	542,779	1,932	—	544,711

Large Cap Core Equity Fund

Common Stocks [1]	416,803	—	—	416,803
Money Market Fund	9,399	—	—	9,399

Total Investments	426,202	—	—	426,202

Large Cap Growth Stock Fund

Common Stocks [1]	472,319	—	—	472,319
Money Market Fund	2,661	—	—	2,661

Total Investments	474,980	—	—	474,980

Large Cap Quantitative Equity Fund

Common Stocks [1]	17,502	—	—	17,502
Money Market Fund	103	—	—	103

Total Investments	17,605	—	—	17,605

Large Cap Value Equity Fund

Common Stocks [1]	1,267,318	—	—	1,267,318
Money Market Fund	44,274	—	—	44,274

Total Investments	1,311,592	—	—	1,311,592

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted Prices	Observable	Unobservable
	($)	Inputs ($)	Inputs ($)	Total ($)

Mid-Cap Core Equity Fund

Common Stocks [1]	36,325	—	—	36,325
Short-Term Investment	—	228	—	228
Money Market Fund	1,412	—	—	1,412

Total Investments	37,737	228	—	37,965

Mid-Cap Value Equity Fund

Common Stocks [1]	1,493,249	—	—	1,493,249
Short-Term Investment	—	20,308	—	20,308
Money Market Fund	72,302	—	—	72,302

Total Investments	1,565,551	20,308	—	1,585,859

Real Estate 130/30 Fund

Common Stocks [1]	17,532	—	—	17,532
Money Market Fund	97	—	—	97

Total Investments	17,629	—	—	17,629

Select Large Cap Growth Stock Fund

Total Common Stocks [1]	99,935	—	—	99,935
Money Market Fund	2,041	—	—	2,041

Total Investments	101,976	—	—	101,976

Small Cap Growth Stock Fund

Common Stocks [1]	387,399	—	—	387,399
Short-Term Investment	—	35,169	—	35,169
Money Market Fund	8,223	—	—	8,223

Total Investments	395,622	35,169	—	430,791

Small Cap Value Equity Fund

Common Stocks [1]	953,076	—	—	953,076
Money Market Fund	42,951	—	—	42,951

Total Investments	996,027	—	—	996,027

U.S. Equity 130/30 Fund

Common Stocks [1]	18,838	—	—	18,838
Money Market Fund	91	—	—	91

Total Investments	18,929	—	—	18,929

Aggressive Growth Allocation Strategy

Equity Funds	25,396	—	—	25,396
Exchange Traded Funds	3,130	—	—	3,130
Money Market Fund	385	—	—	385

Total Investments	28,911	—	—	28,911

Conservative Allocation Strategy

Equity Funds	6,839	—	—	6,839
Fixed Income Funds	13,968	—	—	13,968
Exchange Traded Funds	1,113	—	—	1,113
Money Market Fund	465	—	—	465

Total Investments	22,385	—	—	22,385

Growth Allocation Strategy

Equity Funds	46,768	—	—	46,768
Fixed Income Funds	16,511	—	—	16,511
Exchange Traded Funds	5,978	—	—	5,978
Money Market Fund	896	—	—	896

Total Investments	70,153	—	—	70,153

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted Prices	Observable	Unobservable
	($)	Inputs ($)	Inputs ($)	Total ($)

Moderate Allocation Strategy

Equity Funds	76,453	—	—	76,453
Fixed Income Funds	67,030	—	—	67,030
Exchange Traded Funds	10,253	—	—	10,253
Money Market Fund	902	—	—	902

Total Investments	154,638	—	—	154,638

Corporate Bond Fund

Corporate Bonds [1]	—	91,281	—	91,281
Short-Term Investment	—	423	—	423
Money Market Fund	3,582	—	—	3,582

Total Investments	3,582	91,704	—	95,286

Georgia Tax-Exempt Bond Fund

Municipal Bonds [3]	—	180,264	—	180,264
Money Market Fund	3,719	—	—	3,719

Total Investments	3,719	180,264	—	183,983

High Grade Municipal Bond Fund

Municipal Bonds [3]	—	55,992	—	55,992
Money Market Fund	3,902	—	—	3,902

Total Investments	3,902	55,992	—	59,894

High Income Fund

Bank Loans [1]	—	12,810	—	12,810
Common Stock [1]	1,986	—	—	1,986
Corporate Bonds [1]	—	231,131	—	231,131
Convertible Corporate Bond [1]	—	605	—	605
Preferred Stocks [1]	794	—	—	794
Units [1]	—	202	—	202
Short-Term Investment	—	17,844	—	17,844
Money Market Fund	27,754	—	—	27,754

Total Investments	30,534	262,592	—	293,126

Other Financial Instruments [2]
Credit Default Swap Agreement	—	2	—	2

Intermediate Bond Fund

Collateralized Mortgage Obligations	—	13,286	—	13,286
Bank Loans [1]	—	85,622	—	85,622
Corporate Bonds [1]	—	485,681	—	485,681
U.S. Government Agency Mortgages	—	301	—	301
U.S. Treasury Obligations	—	837,526	—	837,526
Unit [1]	0	—	—	0
Short-Term Investment	—	700	—	700
Money Market Fund	24,994	—	—	24,994

Total Investments	24,994	1,423,116	—	1,448,110

Other Financial Instruments [2]
Credit Default Swap Agreements	—	1,417	—	1,417
Forward Foreign Currency Contracts	—	9,095	—	9,095

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted Prices	Observable	Unobservable
	($)	Inputs ($)	Inputs ($)	Total ($)

Investment Grade Bond Fund

Collateralized Mortgage Obligations	—	2,756	—	2,756
Bank Loans [1]	—	23,751	—	23,751
Corporate Bonds [1]	—	159,240	—	159,240
U.S. Government Agency Mortgages	—	141	—	141
U.S. Treasury Obligations	—	168,110	—	168,110
Units [1]	0	—	—	0
Short-Term Investment	—	178	—	178
Money Market Fund	3,926	—	—	3,926

Total Investments	3,926	354,176	—	358,102

Other Financial Instruments [2]
Credit Default Swap Agreements	—	359	—	359
Forward Foreign Currency Contracts	—	2,365	—	2,365

Investment Grade Tax-Exempt Bond Fund

Municipal Bonds [3]	—	1,102,645	—	1,102,645
Money Market Fund	25,120	—	—	25,120

Total Investments	25,120	1,102,645	—	1,127,765

Limited Duration Fund

Asset-Backed Securities [1]	—	6,408	—	6,408
Collateralized Mortgage Obligations	—	14,852	—	14,852
Money Market Fund	578	—	—	578

Total Investments	578	21,260	—	21,838

Limited-Term Federal Mortgage Securities Fund

Asset-Backed Security [1]	—	59	—	59
Collateralized Mortgage Obligations	—	4,153	—	4,153
U.S. Government Agency Mortgages	—	16,378	—	16,378
U.S. Treasury Obligation	—	197	—	197
Money Market Fund	2,301	—	—	2,301

Total Investments	2,301	20,787	—	23,088

Maryland Municipal Bond Fund

Municipal Bonds [3]	—	25,182	—	25,182
Money Market Fund	1,285	—	—	1,285

Total Investments	1,285	25,182	—	26,467

North Carolina Tax-Exempt Bond Fund

Municipal Bonds [3]	—	51,935	—	51,935
Money Market Fund	3,617	—	—	3,617

Total Investments	3,617	51,935	—	55,552

Seix Floating Rate High Income Fund

Bank Loans [1]	—	1,733,652	—	1,733,652
Corporate Bonds [1]	—	204,850	—	204,850
Preferred Stock [1]	358	—	—	358
Money Market Fund	236,282	—	—	236,282

Total Investments	236,640	1,938,502	—	2,175,142

Seix Global Strategy Fund

U.S. Treasury Obligations	—	38,999	—	38,999
Money Market Fund	5,671	—	—	5,671

Total Investments	5,671	38,999	—	44,670

Other Financial Instruments [2]
Forward Foreign Currency Contracts	—	726	—	726

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted Prices	Observable	Unobservable
	($)	Inputs ($)	Inputs ($)	Total ($)

Seix High Yield Fund

Bank Loans [1]	—	11,851	—	11,851
Corporate Bonds [1]	—	1,538,283	—	1,538,283
Convertible Corporate Bonds [1]	—	4,719	—	4,719
Preferred Stocks [1]	4,315	7,779	—	12,094
Units [1]	—	2,104	—	2,104
Short-Term Investment	—	64,970	—	64,970
Money Market Fund	89,270	—	—	89,270

Total Investments	93,585	1,629,706	—	1,723,291

Short-Term Bond Fund

Asset-Backed Securities [1]	—	36,877	—	36,877
Collateralized Mortgage Obligations	—	79,400	—	79,400
Corporate Bonds [1]	—	211,495	—	211,495
Municipal Bond [3]	—	4,925	—	4,925
U.S. Government Agencies	—	19,886	—	19,886
U.S. Government Agency Mortgages	—	50,309	—	50,309
U.S. Treasury Obligations	—	30,932	—	30,932
Money Market Fund	22,789	—	—	22,789
Commercial Paper	—	17,219	—	17,219

Total Investments	22,789	451,043	—	473,832

Short-Term U.S. Treasury Securities Fund

U.S. Treasury Obligations	—	37,125	—	37,125
Money Market Fund	43	—	—	43

Total Investments	43	37,125	—	37,168

Total Return Bond Fund

Asset-Backed Securities [1]	—	9,933	—	9,933
Collateralized Mortgage Obligations	—	97,908	—	97,908
Bank Loans [1]	—	41,837	—	41,837
Corporate Bonds [1]	—	221,750	—	221,750
U.S. Government Agency Mortgages	—	244,695	—	244,695
U.S. Treasury Obligations	—	125,880	—	125,880
Unit [1]	0	—	—	0
Money Market Fund	42,577	—	—	42,577

Total Investments	42,577	742,003	—	784,580

Other Financial Instruments [2]
Credit Default Swap Agreements	—	702	—	702
Forward Foreign Currency Contracts	—	4,616	—	4,616

Ultra-Short Bond Fund

Asset-Backed Securities [1]	—	8,769	—	8,769

Certificate of Deposit [1]	—	1,006	—	1,006

Collateralized Mortgage Obligations	—	32,709	—	32,709

Corporate Bonds [1]	—	33,854	—	33,854
Municipal Bond [1]	—	994	—	994

U.S. Government Agencies	—	3,462	—	3,462
U.S. Government Agency Mortgages	—	19,718	—	19,718
Money Market Fund	852	—	—	852

Total Investments	852	100,512	—	101,364

U.S. Government Securities Fund

U.S. Treasury Obligations	—	57,050	—	57,050
Money Market Fund	1,733	—	—	1,733

Total Investments	1,733	57,050	—	58,783

U.S. Government Securities Ultra-Short Bond Fund

Collateralized Mortgage Obligations	—	426,847	—	426,847
U.S. Government Agency Mortgages	—	1,089,503	—	1,089,503
Money Market Fund	107,183	—	—	107,183

Total Investments	107,183	1,516,350	—	1,623,533

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted Prices	Observable	Unobservable
	($)	Inputs ($)	Inputs ($)	Total ($)

Virginia Intermediate Municipal Bond Fund

Municipal Bonds [3]	—	189,462	—	189,462

Money Market Fund	3,669	—	—	3,669

Total Investments	3,669	189,462	—	193,131

Liability Valuation Inputs

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted Prices	Observable	Unobservable
	($)	Inputs ($)	Inputs ($)	Total ($)
International Equity 130/30 Fund
Foreign Common Stocks Sold Short [1]	(37,431)	—	—	(37,431)

Real Estate 130/30 Fund
Common Stocks Sold Short [1]	(1,973)	—	—	(1,973)

U.S. Equity 130/30 Fund

Common Stocks Sold Short [1]	(4,650)	—	—	(4,650)

High Income Fund

Other Financial Instruments [2]
Credit Default Swap Agreement	—	(52)	—	(52)
Intermediate Bond Fund

Other Financial Instruments [2]
Credit Default Swap Agreements	—	(640)	—	(640)
Forward Foreign Currency Contracts	—	(5,218)	—	(5,218)

Investment Grade Bond Fund

Other Financial Instruments [2]
Credit Default Swap Agreements	—	(169)	—	(169)
Forward Foreign Currency Contracts	—	(1,350)	—	(1,350)

Seix Global Strategy Fund

Other Financial Instruments [2]
Credit Default Swap Agreements	—	(184)	—	(184)
Forward Foreign Currency Contracts	—	(1,365)	—	(1,365)

Total Return Bond Fund

Other Financial Instruments [2]
Credit Default Swap Agreements	—	(299)	—	(299)
Forward Foreign Currency Contracts	—	(2,662)	—	(2,662)

1	Please see the Schedules of Portfolio Investments for sector classification.

2	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as credit default swap agreements, forward foreign currency contracts and futures, which are valued at the unrealized appreciation/depreciation on the instrument.

3	Please see the Schedules of Portfolio of Investments for State Classification.

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 to Accounting Standards Codification 820 “Fair Value Measurements and Disclosures”. The requirements set forth in the update include disclosure regarding transfers of securities in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. For the period ended December 31, 2010, there were no significant transfers between Levels 1, 2 or 3 from the valuation input levels used on March 31, 2010. The update also requires additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.
Investment Transactions—Investment transactions are recorded on trade date for financial reporting purposes.
Derivative and Hedging Instruments—Open derivative positions at December 31, 2010 are included on each Fund’s Schedule of Portfolio Investments. Although the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the investment adviser, the volume of these open positions relative to the net assets of each respective Fund at December 31, 2010 is generally representative of the open positions throughout the reporting period.
Foreign Currency Translation—The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.
Forward Foreign Currency Contracts — Certain of the Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for U.S. federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. Forward foreign currency contracts are presented within each applicable Fund’s Schedule of Portfolio Investments.

Futures Contracts — Each Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective. Certain of the Funds are subject to foreign currency exchange rate risk. Certain of the Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies caused by changes in prevailing market interest rates. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made periodically, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the variation margin is recognized at the time the futures contract is extinguished. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged-assets. As of December 31, 2010, no Fund had open futures contracts.
Swap Agreements — Certain of the Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated based on a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to fulfill their obligations under the agreement. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty to a swap agreement.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be, and are included in Swap Agreements, at value in the Schedule of Portfolio Investments. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s current obligations under swap agreements (offset against any amounts owed to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments, if any, that such Fund is contractually entitled to receive.
A Fund is subject to credit risk in the normal course of pursuing its investment objective. A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. CDS agreements are a specific kind of counterparty agreement designed to transfer third-party credit risk between parties. One party to the CDS is a lender and faces credit risk from a third party, while the counterparty to the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium).
If a credit event (e.g., bankruptcy, default) occurs, as defined by the swap agreement, the party providing insurance will have to purchase the referenced obligation of the third party from the insured party. If a Fund is providing insurance, the maximum potential liability to which the Fund is subject is the notional amount of the swap agreement, as reflected in the Schedule of Portfolio Investments. The potential liability amount may be reduced by anticipated recovery rates of the referenced obligation of the third party, upfront premiums received and net amounts received if the Fund has also purchased a credit default swap where the referenced obligation of the third party is identical. The credit default swaps are presented with the Funds’ Schedules of Portfolio Investments.

A Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because certain Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap (“IRS”) agreements. IRS agreements involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.
Real Estate Investment Trusts — Certain of the Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known upon notification from issuers.
Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.
Cash collateral received in connection with securities lending is invested in the RidgeWorth Funds Securities Lending Joint Account (the “joint account”) managed by RidgeWorth Capital Management, Inc. (the “Investment Adviser”). The joint account invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.
At December 31, 2010, the joint account received cash collateral from the Funds which was pooled and invested in the following securities. Each of the Funds participating in securities lending at that date owned a pro-rata portion of the assets and liabilities listed below (in thousands):

	Shares or
	Principal
	Amount($)	Value($)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.03%	40,000	40,000
Merrill Lynch Tri-Party Repurchase Agreement, 0.140%, dated 12/31/10 to be repurchased on 01/03/11, repurchase price $10,000 (collateralized by Federal Home Loan Bank; 0.260% due 11/18/11; total market value $10,200)	10,000	10,000
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.07%	92,826	92,826

Total Investments (Cost $142,826)		142,826

Amount due to Lending Agent		(25)

Net Investment Value		142,801

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. When issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.
TBA Purchase Commitments — The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.” TBA purchase commitments are presented within the Funds’ Schedules of Portfolio Investments.
Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (principally using TBAs) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee.
Bank Loans — Certain of the Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked-to-market daily, are presented with the Schedules of Portfolio Investments. At December 31, 2010, only the Seix Floating Rate High Income Fund had unfunded loan commitments.
Short Sales—The International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund each engage in short sales (selling securities it does not own) as a part of its normal investment activities. Liabilities for securities sold short are reported at market value in the Schedules of Portfolio Investments. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying Schedules. A Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of potentially unlimited increases in the market value of the security sold short, which could result in potentially unlimited losses for the Fund.
Restricted Securities — Certain of the Funds’ investments are restricted as to resale. As of December 31, 2010, all of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments.
3. Tax Basis of Investments
At December 31, 2010, the cost and aggregate gross unrealized appreciation and depreciation on securities, for U.S. federal tax purposes were as follows (in thousands):

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	Depreciation($)	(Depreciation)($)

Aggressive Growth Stock Fund	75,550	51,695	(647)	51,048
Emerging Growth Stock Fund	16,371	5,456	(350)	5,106
International Equity 130/30 Fund	159,424	16,168	(2,983)	13,185
International Equity Fund	238,944	45,286	(4,007)	41,279
International Equity Index Fund	373,414	178,206	(6,909)	171,297
Large Cap Core Equity Fund	341,873	87,034	(2,705)	84,329
Large Cap Growth Stock Fund	312,520	163,584	(1,124)	162,460
Large Cap Quantitative Equity Fund	16,081	1,657	(133)	1,524
Large Cap Value Equity Fund	1,132,548	182,571	(3,527)	179,044
Mid-Cap Core Equity Fund	27,942	10,122	(99)	10,023
Mid-Cap Value Equity Fund	1,432,554	163,219	(9,914)	153,305
Real Estate 130/30 Fund	15,288	2,404	(63)	2,341
Select Large Cap Growth Stock Fund	73,983	28,184	(191)	27,993
Small Cap Growth Stock Fund	336,606	98,563	(4,378)	94,185
Small Cap Value Equity Fund	828,590	172,390	(4,953)	167,437
U.S. Equity 130/30 Fund	16,861	2,272	(204)	2,068
Aggressive Growth Allocation Strategy	25,760	3,154	(3)	3,151
Conservative Allocation Strategy	21,294	1,312	(221)	1,091
Growth Allocation Strategy	62,185	8,188	(220)	7,968
Moderate Allocation Strategy	138,541	17,022	(925)	16,097
Corporate Bond Fund	88,985	6,697	(396)	6,301
Georgia Tax-Exempt Bond Fund	184,813	3,481	(4,311)	(830)
High Grade Municipal Bond Fund	57,912	2,288	(306)	1,982
High Income Fund	278,403	15,933	(1,210)	14,723
Intermediate Bond Fund	1,404,459	46,098	(2,447)	43,651
Investment Grade Bond Fund	343,165	15,816	(879)	14,937
Investment Grade Tax-Exempt Bond Fund	1,121,330	20,284	(13,849)	6,435
Limited Duration Fund	21,755	96	(13)	83
Limited-Term Federal Mortgage Securities Fund	22,838	291	(41)	250
Maryland Municipal Bond Fund	26,009	6,990	(6,532)	458
North Carolina Tax-Exempt Bond Fund	55,812	801	(1,061)	(260)
Seix Floating Rate High Income Fund	2,120,396	60,200	(5,454)	54,746
Seix Global Strategy Fund	44,669	1	—	1
Seix High Yield Fund	1,623,760	106,875	(7,344)	99,531
Short-Term Bond Fund	468,379	6,832	(1,379)	5,453
Short-Term U.S. Treasury Securities Fund	36,607	595	(34)	561
Ultra-Short Bond Fund	100,763	824	(223)	601
Total Return Bond Fund	765,740	21,833	(2,993)	18,840
U.S. Government Securities Fund	56,791	2,016	(24)	1,992
U.S. Government Securities Ultra-Short Bond Fund	1,613,215	11,880	(1,562)	10,318
Virginia Intermediate Municipal Bond Fund	187,619	7,116	(1,604)	5,512

Amounts designated as “—” are $0 or have been rounded to $0.
4. Risks
Certain of the Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Real Estate 130/30 Fund invests a substantial portion of its assets in securities of REITs. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by that Fund.
The prices of the Funds’ fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed-income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.
Certain of the Funds may invest in first and second lien senior-floating rate loans. The risk associated with floating rate loans is similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Certain of the Funds’ concentrations of investments in securities of issuers located in a specific region subject those Funds to the economic and government policies of that region and may increase risk versus that of a fund whose investments are more diversified.
Certain of the Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.
Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.
Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank, Federal Agricultural Mortgage Corporation and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
Please refer to the prospectus for a complete description of the risks associated with the Funds.
5. Investments in Affiliated Issuers
Affiliated holdings are mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated Funds listed beneath its name below. Investments in affiliated companies during the period ended December 31, 2010, were as follows:

	Number of			Number of	Value as
	Shares Held			Shares Held	of December	Dividend	Realized Gain	Net Realized
Name of	as of March			as of December	31, 2010	Income	Distributions	Gain (Loss)
Affiliated Issuer	31, 2010	Purchases	Sales	31, 2010	(in thousands)	(in thousands)	(in thousands)	(in thousands)
Aggressive Growth Stock Fund
RidgeWorth Institutional Cash Management Money Market Fund	1,417,852	15,273,762	16,691,614	—	$—	$—	$—	$—

Total					$—	$—	$—	$—

Emerging Growth Stock Fund
RidgeWorth Institutional Cash Management Money Market Fund	—	5,166,623	5,166,623	—	$—	$—	$—	$—

Total					$—	$—	$—	$—

International Equity 130/30 Fund
RidgeWorth Institutional Cash Management Money Market Fund	—	13,704,124	13,704,124	—	$—	$—	$—	$—

Total					$—	$—	$—	$—

International Equity Fund
RidgeWorth Institutional Cash Management Money Market Fund	—	20,782,099	20,782,099	—	$—	$1	$—	$—

Total					$—	$1	$—	$—

International Equity Index Fund
RidgeWorth Institutional Cash Management Money Market Fund	—	1,990,113	1,990,113	—	$—	$—	$—	$—

Total					$—	$—	$—	$—

Large Cap Core Equity Fund
RidgeWorth Institutional Cash Management Money Market Fund	11,939,024	143,283,322	155,222,346	—	$—	$7	$—	$—

Total					$—	$7	$—	$—

Large Cap Growth Stock Fund
RidgeWorth Institutional Cash Management Money Market Fund	2,117,057	45,881,851	47,998,908	—	$—	$1	$—	$—

Total					$—	$1	$—	$—

Large Cap Quantitative Equity Fund
RidgeWorth Institutional Cash Management Money Market Fund	126,776	1,581,126	1,707,902	—	$—	$—	$—	$—

Total					$—	$—	$—	$—

Large Cap Value Equity Fund
RidgeWorth Institutional Cash Management Money Market Fund	13,484,349	414,450,877	427,935,226	—	$—	$26	$—	$—

Total					$—	$26	$—	$—

Mid-Cap Core Equity Fund
RidgeWorth Institutional Cash Management Money Market Fund	2,597,134	24,728,270	27,325,404	—	$—	$1	$—	$—

Total					$—	$1	$—	$—

Mid-Cap Value Equity Fund
RidgeWorth Institutional Cash Management Money Market Fund	41,072,107	575,368,380	616,440,487	—	$—	$24	$—	$—

Total					$—	$24	$—	$—

Real Estate 130/30 Fund
RidgeWorth Institutional Cash Management Money Market Fund	—	—	—	—	$—	$—	$—	$—

Total					$—	$—	$—	$—

Select Large Cap Growth Stock Fund
RidgeWorth Institutional Cash Management Money Market Fund	3,765,901	38,426,978	42,192,879	—	$—	$1	$—	$—

Total					$—	$1	$—	$—

Small Cap Growth Stock Fund
RidgeWorth Institutional Cash Management Money Market Fund	1,912,176	100,227,997	102,140,173	—	$—	$4	$—	$—

Total					$—	$4	$—	$—

Small Cap Value Equity Fund
RidgeWorth Institutional Cash Management Money Market Fund	22,274,367	194,937,255	217,211,622	—	$—	$10	$—	$—

Total					$—	$10	$—	$—

U.S. Equity 130/30 Fund
RidgeWorth Institutional Cash Management Money Market Fund	—	939,856	939,856	—	$—	$—	$—	$—

Total					$—	$—	$—	$—

	Number of			Number of	Value as
	Shares Held			Shares Held	of December	Dividend	Realized Gain	Net Realized
Name of	as of March			as of December	31, 2010	Income	Distributions	Gain (Loss)
Affiliated Issuer	31, 2010	Purchases	Sales	31, 2010	(in thousands)	(in thousands)	(in thousands)	(in thousands)
Aggressive Growth Allocation Strategy Fund
RidgeWorth Aggressive Growth Stock Fund	74,750	976	2,454	73,272	$1,105	$—	$—	$5
RidgeWorth Institutional Cash Management Money Market Fund	1,467,220	3,443,598	4,910,818	—	—	—	—	—
RidgeWorth International Equity 130/30 Fund	195,072	7,758	4,970	197,860	1,448	9	—	—
RidgeWorth International Equity Fund	—	38,059	—	38,059	424	—	—	—
RidgeWorth International Equity Index Fund	101,467	8,409	73,683	36,193	464	31	—	263
RidgeWorth Large Cap Core Equity Fund	382,059	3,459	115,179	270,339	3,685	23	—	(28)
RidgeWorth Large Cap Growth Stock Fund	270,493	95	63,799	206,789	2,242	1	—	(92)
RidgeWorth Large Cap Quantitative Equity Fund	218,710	1,217	47,385	172,542	1,965	7	—	(82)
RidgeWorth Large Cap Value Equity Fund	421,384	4,348	71,762	353,970	4,545	19	—	(80)
RidgeWorth Mid-Cap Core Equity Fund	101,548	293	3,025	98,816	1,127	3	—	4
RidgeWorth Mid-Cap Value Equity Fund	87,650	13,980	—	101,630	1,206	2	70	(1)
RidgeWorth Real Estate 130/30 Fund	103,492	26,093	—	129,585	978	9	98	—
RidgeWorth Select Large Cap Growth Stock Fund	92,143	0	19,176	72,967	2,250	—	—	9
RidgeWorth Small Cap Growth Stock Fund	76,541	21,911	16,955	81,497	1,254	—	—	(26)
RidgeWorth Small Cap Value Equity Fund	83,295	28,432	19,781	91,946	1,261	2	—	3
RidgeWorth U.S. Equity 130/30 Fund	148,809	3,989	3,051	149,747	1,441	4	32	1

Total					$25,395	$110	$200	$(24)

Conservative Allocation Strategy Fund
RidgeWorth Aggressive Growth Stock Fund	13,646	6,102	—	19,748	$298	$—	$—	$—
RidgeWorth Corporate Bond Fund	60,784	48,773	—	109,557	1,055	8	20	—
RidgeWorth High Income Fund	71,321	75,806	—	147,127	1,042	12	2	—
RidgeWorth Institutional Cash Management Money Market Fund	967,246	5,294,787	6,262,033	—	—	1	—	—
RidgeWorth Intermediate Bond Fund	176,275	422,420	14,636	584,059	6,063	31	172	(9)
RidgeWorth International Equity 130/30 Fund	35,713	17,534	—	53,247	390	2	—	—
RidgeWorth International Equity Fund	—	10,351	—	10,351	115	—	—	—
RidgeWorth International Equity Index Fund	18,440	4,296	12,894	9,842	126	8	—	35
RidgeWorth Large Cap Core Equity Fund	71,900	6,151	5,264	72,787	992	5	—	(1)
RidgeWorth Large Cap Growth Stock Fund	50,211	5,535	—	55,746	604	—	—	—
RidgeWorth Large Cap Quantitative Equity Fund	39,747	6,671	—	46,418	529	2	—	—
RidgeWorth Large Cap Value Equity Fund	80,196	15,196	—	95,392	1,225	5	—	—
RidgeWorth Mid-Cap Core Equity Fund	18,436	8,202	—	26,638	304	1	—	—
RidgeWorth Mid-Cap Value Equity Fund	15,878	11,318	—	27,196	323	1	17	—
RidgeWorth Real Estate 130/30 Fund	18,787	15,600	—	34,387	260	2	23	—
RidgeWorth Seix Floating Rate High Income Fund	58,330	18,819	—	77,149	690	9	—	—
RidgeWorth Seix High Yield Fund	75,539	30,072	—	105,611	1,038	18	—	—
RidgeWorth Select Large Cap Growth Stock Fund	17,081	2,592	—	19,673	607	—	—	—
RidgeWorth Small Cap Growth Stock Fund	11,443	10,607	—	22,050	339	—	—	—
RidgeWorth Small Cap Value Equity Fund	12,878	12,010	—	24,888	341	1	—	—
RidgeWorth Total Return Bond Fund	442,574	42,721	159,545	325,750	3,394	39	186	43
RidgeWorth U.S. Equity 130/30 Fund	27,351	12,797	—	40,148	386	1	7	—
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	76,373	71,813	80,078	68,108	686	—	—	7

Total					$20,807	$146	$427	$75

Growth Allocation Strategy Fund
RidgeWorth Aggressive Growth Stock Fund	151,319	4,977	21,368	134,928	$2,035	$—	$—	$52
RidgeWorth Corporate Bond Fund	50,328	79,124	—	129,452	1,247	11	27	—
RidgeWorth High Income Fund	110,783	63,689	1,027	173,445	1,228	17	2	—
RidgeWorth Institutional Cash Management Money Market Fund	3,569,739	7,745,187	11,314,926	—	—	2	—	—
RidgeWorth Intermediate Bond Fund	90,948	452,506	13,250	530,204	5,503	24	126	—
RidgeWorth International Equity 130/30 Fund	358,755	19,705	14,469	363,991	2,665	—	—	(1)
RidgeWorth International Equity Fund	—	70,295	—	70,295	784	16	—	—
RidgeWorth International Equity Index Fund	184,223	4,502	122,012	66,713	856	57	—	586
RidgeWorth Large Cap Core Equity Fund	726,013	6,334	234,659	497,688	6,784	42	—	(139)
RidgeWorth Large Cap Growth Stock Fund	473,544	168	92,895	380,817	4,128	1	—	(126)
RidgeWorth Large Cap Quantitative Equity Fund	334,155	4,859	21,186	317,828	3,620	12	—	(37)
RidgeWorth Large Cap Value Equity Fund	811,691	8,019	167,813	651,897	8,370	35	—	(254)
RidgeWorth Mid-Cap Core Equity Fund	186,257	2,350	6,628	181,979	2,075	5	—	6
RidgeWorth Mid-Cap Value Equity Fund	167,585	25,601	6,312	186,874	2,218	4	126	—
RidgeWorth Real Estate 130/30 Fund	200,538	42,842	5,447	237,933	1,796	16	179	(1)
RidgeWorth Seix Floating Rate High Income Fund	104,142	5,118	18,019	91,241	816	11	—	(8)
RidgeWorth Seix High Yield Fund	135,772	9,386	20,698	124,460	1,223	24	—	(14)
RidgeWorth Select Large Cap Growth Fund	172,332	—	37,954	134,378	4,144	—	—	(14)
RidgeWorth Small Cap Growth Fund	115,476	44,828	9,937	150,367	2,314	—	—	1
RidgeWorth Small Cap Value Equity Fund	129,684	56,457	16,469	169,672	2,326	4	—	22
RidgeWorth Total Return Bond Fund	982,358	54,858	491,847	545,369	5,683	67	323	322
RidgeWorth U.S. Equity 130/30 Fund	266,890	15,571	6,666	275,795	2,653	8	57	(1)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	142,233	75,504	137,230	80,507	811	—	—	17

Total					$63,279	$356	$840	$411

	Number of			Number of	Value as
	Shares Held			Shares Held	of December	Dividend	Realized Gain	Net Realized
Name of	as of March			as of December	31, 2010	Income	Distributions	Gain (Loss)
Affiliated Issuer	31, 2010	Purchases	Sales	31, 2010	(in thousands)	(in thousands)	(in thousands)	(in thousands)
Moderate Allocation Strategy Fund
RidgeWorth Aggressive Growth Stock Fund	221,453	8,008	8,866	220,595	$3,327	$—	$—	$36
RidgeWorth Corporate Bond Fund	207,708	325,696	—	533,404	5,137	41	102	—
RidgeWorth High Income Fund	295,421	420,387	—	715,808	5,068	63	9	—
RidgeWorth Institutional Cash Management Money Market Fund	5,937,871	16,094,613	22,032,484	—	—	8	—	—
RidgeWorth Intermediate Bond Fund	375,336	1,815,842	—	2,191,178	22,744	104	557	—
RidgeWorth International Equity 130/30 Fund	579,361	36,596	20,937	595,020	4,356	—	—	(2)
RidgeWorth International Equity Fund	—	115,108	—	115,108	1,283	26	—	—
RidgeWorth International Equity Index Fund	299,411	7,388	197,536	109,263	1,402	94	—	1,000
RidgeWorth Large Cap Core Equity Fund	1,166,168	10,183	362,808	813,543	11,089	67	—	(271)
RidgeWorth Large Cap Growth Stock Fund	814,114	281	191,817	622,578	6,749	2	—	(246)
RidgeWorth Large Cap Quantitative Equity Fund	653,485	9,022	143,262	519,245	5,914	19	—	(283)
RidgeWorth Large Cap Value Equity Fund	1,303,758	12,885	251,017	1,065,626	13,683	57	—	(408)
RidgeWorth Mid-Cap Core Equity Fund	298,933	862	2,138	297,657	3,393	8	—	1
RidgeWorth Mid-Cap Value Equity Fund	258,225	47,289	—	305,514	3,626	6	205	—
RidgeWorth Real Estate 130/30 Fund	304,050	84,408	—	388,458	2,933	26	289	—
RidgeWorth Seix Floating Rate High Income Fund	440,930	27,350	92,607	375,673	3,362	44	—	(46)
RidgeWorth Seix High Yield Fund	574,646	38,660	99,533	513,773	5,050	92	—	(118)
RidgeWorth Select Large Cap Growth Stock Fund	277,801	—	58,114	219,687	6,775	—	—	(32)
RidgeWorth Small Cap Growth Stock Fund	185,891	71,150	11,051	245,990	3,786	—	—	1
RidgeWorth Small Cap Value Equity Fund	208,087	90,707	21,237	277,557	3,805	7	—	21
RidgeWorth Total Return Bond Fund	3,964,347	209,079	2,030,473	2,142,953	22,330	257	1,230	1,295
RidgeWorth U.S. Equity 130/30 Fund	438,126	18,461	6,264	450,323	4,332	13	92	(1)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	586,940	323,535	578,899	331,576	3,339	—	—	69

Total					$143,483	$934	$2,484	$1,016

Corporate Bond Fund
RidgeWorth Institutional Cash Management Money Market Fund	—	31,031,759	31,031,759	—	$—	$1	$—	$—

Total					$—	$1	$—	$—

High Grade Municipal Bond Fund
RidgeWorth Institutional Cash Management Money Market Fund	—	—	—	—	$—	$—	$—	$—

Total					$—	$—	$—	$—

High Income Fund
RidgeWorth Institutional Cash Management Money Market Fund	31,592,993	178,164,600	209,757,593	—	$—	$11	$—	$—

Total					$—	$11	$—	$—

	Number of			Number of	Value as
	Shares Held			Shares Held	of December	Dividend	Realized Gain	Net Realized
Name of	as of March			as of December	31, 2010	Income	Distributions	Gain (Loss)
Affiliated Issuer	31, 2010	Purchases	Sales	31, 2010	(in thousands)	(in thousands)	(in thousands)	(in thousands)
Intermediate Bond Fund
RidgeWorth Institutional Cash Management Money Market Fund	79,709,220	727,448,121	807,157,341	—	$—	$35	$—	$—

Total					$—	$35	$—	$—

Investment Grade Bond Fund
RidgeWorth Institutional Cash Management Money Market Fund	16,287,950	182,250,895	198,538,845	—	$—	$9	$—	$—

Total					$—	$9	$—	$—

Investment Grade Tax-Exempt Bond Fund
RidgeWorth Institutional Cash Management Money Market Fund	51,718,504	77,816,319	129,534,823	—	$—	$1	$—	$—

Total					$—	$1	$—	$—

Limited Duration Fund
RidgeWorth Institutional Cash Management Money Market Fund	4,774,051	13,542,651	18,316,702	—	$—	$1	$—	$—

Total					$—	$1	$—	$—

Limited-Term Federal Mortgage Securities Fund
RidgeWorth Institutional U.S. Government Securities Money Market Fund	6,345,664	25,034,795	31,380,459	—	$—	$3	$—	$—

Total					$—	$3	$—	$—

North Carolina Tax-Exempt Bond Fund
RidgeWorth Institutional Cash Management Money Market Fund	—	499,542	499,542	—	$—	$—	$—	$—

Total					$—	$—	$—	$—

Seix Floating Rate High Income Fund
RidgeWorth Institutional Cash Management Money Market Fund	153,604,890	874,784,405	1,028,389,295	—	$—	$73	$—	$—

Total					$—	$73	$—	$—

Seix Global Strategy Fund
RidgeWorth Institutional Cash Management Money Market Fund	9,006,445	118,060,808	127,067,253	—	$—	$9	$—	$—

Total					$—	$9	$—	$—

Seix High Yield Fund
RidgeWorth Institutional Cash Management Money Market Fund	109,919,623	786,997,680	896,917,303	—	$—	$34	$—	$—

Total					$—	$34	$—	$—

Short-Term Bond Fund
RidgeWorth Institutional Cash Management Money Market Fund	22,041,275	61,036,949	83,078,224	—	$—	$4	$—	$—
RidgeWorth Institutional U.S. Government Securities Money Market Fund	2,817,629	4,232,827	7,050,456	—	$—	—	—	—

Total					$—	$4	$—	$—

Total Return Bond Fund
RidgeWorth Institutional Cash Management Money Market Fund	123,510,231	405,334,570	528,844,801	—	$—	$70	$—	$—

Total					$—	$70	$—	$—

Ultra-Short Bond Fund
RidgeWorth Institutional Cash Management Money Market Fund	3,311,999	34,013,928	37,325,927	—	$—	$1	$—	$—
RidgeWorth Institutional U.S. Government Securities Money Market Fund	2,213,318	1,003,044	3,216,362	—	$—	—	—	—

Total					$—	$1	$—	$—

U.S. Government Securities Fund
RidgeWorth Institutional U.S. Government Securities Money Market Fund	6,535,835	17,388,724	23,924,559	—	$—	$1	$—	$—

Total					$—	$1	$—	$—

U.S. Government Securities Ultra-Short Bond Fund
RidgeWorth Institutional U.S. Government Securities Money Market Fund	71,122,143	47,462,376	118,584,519	—	$—	$1	$—	$—

Total					$—	$1	$—	$—

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
RidgeWorth Funds

By:	/s/ Julia R. Short
Julia R. Short
President and Chief Executive Officer

Date:	February 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia R. Short
Julia R. Short
President and Chief Executive Officer

Date:	February 25, 2011

By:	/s/ Cynthia L. Morse-Griffin Cynthia L. Morse-Griffin Treasurer and Chief Financial Officer

Date:	February 25, 2011